UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Annual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	0.95%	3.01%	3.39%
Class T (incl. 3.50% sales charge)	3.11%	3.24%	3.45%
Class B (incl. contingent deferred sales charge)B	1.39%	3.12%	3.48%
Class C (incl. contingent deferred sales charge)C	5.42%	3.47%	3.42%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom Income Fund - Class A
Barclays Capital® U.S. Aggregate Bond Index
15,000
14,000
13,000
12,000
11,000
10,000
$ 9,300
$14,516
$12,924
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	4.36%	2.48%	4.02%
Class T (incl. 3.50% sales charge)	6.56%	2.72%	4.09%
Class B (incl. contingent deferred sales charge)B	4.94%	2.58%	4.12%
Class C (incl. contingent deferred sales charge)C	8.91%	2.94%	4.09%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2005 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 8,500
2004
2005
2006
2007
2008
2009
2010
'11
$14,479
$13,386

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	5.81%	2.80%	4.65%
Class T (incl. 3.50% sales charge)	8.03%	3.02%	4.70%
Class B (incl. contingent deferred sales charge)B	6.37%	2.89%	4.75%
Class C (incl. contingent deferred sales charge)C	10.33%	3.25%	4.66%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2010 Fund - Class A
Barclays Capital U.S. Aggregate Bond Index
15,000
14,000
13,000
12,000
11,000
10,000
$ 8,700
$14,516
$14,180
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	5.90%	2.58%	4.62%
Class T (incl. 3.50% sales charge)	8.17%	2.81%	4.70%
Class B (incl. contingent deferred sales charge) B	6.51%	2.67%	4.74%
Class C (incl. contingent deferred sales charge) C	10.49%	3.03%	4.68%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom 2015 Fund - Class A
S&P 500® Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 7,700
$14,544
$13,973
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	7.19%	2.03%	5.26%
Class T (incl. 3.50% sales charge)	9.52%	2.27%	5.33%
Class B (incl. contingent deferred sales charge) B	7.87%	2.13%	5.36%
Class C (incl. contingent deferred sales charge) C	11.89%	2.49%	5.30%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2020 Fund - Class A
S&P 500 Index
17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 8,300
2004
2005
2006
2007
2008
2009
2010
'11
$15,760
$14,827

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	8.36%	2.04%	4.77%
Class T (incl. 3.50% sales charge)	10.66%	2.28%	4.89%
Class B (incl. contingent deferred sales charge) B	9.02%	2.13%	4.87%
Class C (incl. contingent deferred sales charge) C	13.01%	2.49%	4.82%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2025 Fund - Class A
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 7,700
$14,544
$14,116
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	8.64%	1.30%	5.32%
Class T (incl. 3.50% sales charge)	10.96%	1.52%	5.37%
Class B (incl. contingent deferred sales charge) B	9.38%	1.38%	5.41%
Class C (incl. contingent deferred sales charge)C	13.38%	1.73%	5.34%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2030 Fund - Class A
S&P 500 Index
17,500
16,000
14,000
12,000
10,000
9,000
$8,000
2004
2005
2006
2007
2008
2009
2010
'11
$15,760
$14,893

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	9.45%	1.33%	4.66%
Class T (incl. 3.50% sales charge)	11.79%	1.54%	4.71%
Class B (incl. contingent deferred sales charge) B	10.28%	1.41%	4.73%
Class C (incl. contingent deferred sales charge)C	14.33%	1.78%	4.71%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2035 Fund - Class A
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$ 7,400
$14,544
$14,012
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	9.68%	1.15%	5.58%
Class T (incl. 3.50% sales charge)	12.00%	1.38%	5.63%
Class B (incl. contingent deferred sales charge) B	10.43%	1.24%	5.66%
Class C (incl. contingent deferred sales charge) C	14.39%	1.58%	5.58%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2040 Fund - Class A
S&P 500 Index
17,500
16,000
14,000
12,000
10,000
9,000
$7,900
2004
2005
2006
2007
2008
2009
2010
'11
$15,760
$15,178

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	9.96%	1.46%
Class T (incl. 3.50% sales charge)	12.29%	1.70%
Class B (incl. contingent deferred sales charge) B	10.71%	1.55%
Class C (incl. contingent deferred sales charge) C	14.80%	1.96%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5%, and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2045 Fund - Class A
S&P 500 Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$ 5,500
2006
2007
2008
2009
2010
'11
$11,424
$10,725

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	10.26%	1.27%
Class T (incl. 3.50% sales charge)	12.57%	1.53%
Class B (incl. contingent deferred sales charge) B	11.16%	1.41%
Class C (incl. contingent deferred sales charge) C	15.16%	1.82%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2050 Fund - Class A
S&P 500 Index
13,000
12,000
10,000
9,000
8,000
7,000
6,000
$5,300
$11,424
$10,629
2006
2007
2008
2009
2010
'11

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar. In the fixed-income area, investor appetite for higher-risk investments yielded solid returns. The BofA Merrill LynchSM US High Yield Constrained Index rose 14.14%, outpacing the 5.12% gain in the Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade debt universe, which was held back by the weak returns of government securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: Each of the Class A, Class T, Class B and Class C shares of the Advisor Freedom Funds (excluding sales charges) delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than Funds with larger allocations to the investment-grade debt and short-term debt asset classes. On an absolute basis, both U.S. equities and non-U.S. equities performed very well for the one-year period, having gained traction in the second half of the period after a challenging initial six months. The equity asset classes were the main drivers of the Funds' absolute performance, which resulted in the longer-dated Funds posting the biggest gains during the one-year period ending March 31, 2011. In aggregate, the Funds' underlying U.S. equity investments outperformed the 17.73% return of the Dow Jones U.S. Total Stock Market IndexSM. Four of the nine underlying funds beat the Dow Jones index, with the strongest results coming from Fidelity® Series Small Cap Opportunities Fund. Fidelity® Series Commodity Strategy Fund, Fidelity Advisor® Small Cap Fund and Fidelity Advisor® Equity Growth Fund also were top contributors, each gaining more than 24%. Despite its strong absolute showing, Fidelity Series Large Cap Value Fund, a major holding, was the weakest performer, rising approximately 12% for the period. In the non-U.S. equity class, the Funds' underlying investments, in aggregate, soundly beat their benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index. Five of the six underlying non-U.S. equity funds beat the MSCI index. Fidelity Series International Small Cap Fund and Fidelity Series Emerging Markets Fund led the way, benefiting from a weaker U.S. dollar and the shift toward higher-risk asset classes that occurred in the second half of the period. Turning to the debt asset classes, both investment-grade debt and short-term debt instruments posted a positive absolute return for the year, despite weak performance within these two categories during the second half of the period. Propelled in part by strong relative results from these two categories, the Funds were able to outpace their respective Composite indexes for the one-year period. The Funds' investment-grade debt category handily beat the Barclays Capital® U.S. Aggregate Bond Index. Fidelity Series Investment Grade Bond Fund helped the Funds' results, as did Fidelity Advisor Strategic Real Return Fund, which roared past the broader bond market. The Funds' high-yield holding, Fidelity Advisor High Income Advantage Fund, also did well, as investors' appetite for risk increased. The Funds transitioned out of Advisor High Income Advantage and into Fidelity Series High Income Fund during the period. In the short-term debt asset class, Fidelity Advisor Short Fixed-Income Fund pushed the Funds' aggregate performance in this category well ahead of the 0.19% return of the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: Each of the Institutional Class shares of the Advisor Freedom Funds delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than the Funds with larger allocations to the investment-grade debt and short-term debt asset classes. On an absolute basis, both U.S. equities and non-U.S. equities performed very well for the one-year period, having gained traction in the second half of the period after a challenging initial six months. The equity asset classes were the main drivers of the Funds' absolute performance, which resulted in the longer-dated Funds posting the biggest gains during the one-year period ending March 31, 2011. In aggregate, the Funds' underlying U.S. equity investments outperformed the 17.73% return of the Dow Jones U.S. Total Stock Market IndexSM. Four of the nine underlying funds beat the Dow Jones index, with the strongest results coming from Fidelity® Series Small Cap Opportunities Fund. Fidelity® Series Commodity Strategy Fund, Fidelity Advisor® Small Cap Fund and Fidelity Advisor® Equity Growth Fund also were top contributors, each gaining more than 24%. Despite its strong absolute showing, Fidelity Series Large Cap Value Fund, a major holding, was the weakest performer, rising approximately 12% for the period. In the non-U.S. equity class, the Funds' underlying investments, in aggregate, soundly beat their benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index. Five of the six underlying non-U.S. equity funds beat the MSCI index. Fidelity Series International Small Cap Fund and Fidelity Series Emerging Markets Fund led the way, benefiting from a weaker U.S. dollar and the shift toward higher-risk asset classes that occurred in the second half of the period. Turning to the debt asset classes, both investment-grade debt and short-term debt instruments posted a positive absolute return for the year, despite weak performance within these two categories during the second half of the period. Propelled in part by strong relative results from these two categories, the Funds were able to outpace their respective Composite indexes for the one-year period. The Funds' investment-grade debt category handily beat the Barclays Capital® U.S. Aggregate Bond Index. Fidelity Series Investment Grade Bond Fund helped the Funds' results, as did Fidelity Advisor Strategic Real Return Fund, which roared past the broader bond market. The Funds' high-yield holding, Fidelity Advisor High Income Advantage Fund, also did well, as investors' appetite for risk increased. The Funds transitioned out of Advisor High Income Advantage and into Fidelity Series High Income Fund during the period. In the short-term debt asset class, Fidelity Advisor Short Fixed-Income Fund pushed the Funds' aggregate performance in this category well ahead of the 0.19% return of the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,043.70	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.40	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.60	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.70	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,082.40	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,081.20	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,078.80	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,097.00	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,094.50	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,092.20	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,091.70	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,097.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,097.80	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,096.70	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,094.40	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,094.00	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,099.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,116.40	$ 1.32
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,114.80	$ 2.64
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,112.00	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,112.20	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,117.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,131.20	$ 1.33
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,130.10	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,127.10	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,126.70	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,133.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,139.60	$ 1.33
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,137.50	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,135.10	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,135.00	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,139.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,152.20	$ 1.34
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,151.00	$ 2.68
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,148.00	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,148.40	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,154.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,155.70	$ 1.34
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,154.30	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,150.50	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,151.10	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,156.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,159.70	$ 1.35
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,158.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,154.70	$ 5.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,155.60	$ 5.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,160.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,165.50	$ 1.35
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,164.20	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,162.10	$ 5.39
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,162.20	$ 5.39
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,167.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.4	1.4
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.3
Fidelity Advisor Growth & Income Fund Institutional Class	1.9	2.0
Fidelity Advisor Large Cap Fund Institutional Class	1.9	1.9
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.7
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund	2.7	2.8
Fidelity Series Large Cap Value Fund	2.7	2.5
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	13.6	13.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.8	1.0
Fidelity Advisor Overseas Fund Institutional Class	0.7	1.0
Fidelity Series International Growth Fund	1.4	1.1
Fidelity Series International Small Cap Fund	0.3	0.2
Fidelity Series International Value Fund	1.4	1.0
	4.6	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.8	0.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.1
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.9	10.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.4	4.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	20.0	20.7
	24.4	25.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.7	19.8
Fidelity Institutional Money Market Portfolio Institutional Class	20.2	19.6
	39.9	39.4

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	13.8%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	39.4%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	165,386	$ 2,179,789
Domestic Equity Funds - 13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	58,888	3,659,867
Fidelity Advisor Growth & Income Fund Institutional Class	281,459	5,080,341
Fidelity Advisor Large Cap Fund Institutional Class	255,046	5,032,048
Fidelity Advisor Small Cap Fund Institutional Class	66,842	1,876,252
Fidelity Series 100 Index Fund	473,335	4,354,680
Fidelity Series All-Sector Equity Fund	554,902	7,274,768
Fidelity Series Large Cap Value Fund	600,340	7,330,152
Fidelity Series Small Cap Opportunities Fund	155,731	1,836,063
TOTAL DOMESTIC EQUITY FUNDS		36,444,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,881,705)		38,623,960
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
Fidelity Advisor Diversified International Fund Institutional Class	119,581	2,010,153
Fidelity Advisor Overseas Fund Institutional Class	104,351	1,985,804
Fidelity Series International Growth Fund	330,567	3,804,822
Fidelity Series International Small Cap Fund	60,722	749,304
Fidelity Series International Value Fund	351,560	3,687,862
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,237,945
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund	117,932	2,259,582
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,325,983)		14,497,527
Bond Funds - 40.3%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	19,201	$ 192,092
Fidelity Series High Income Fund	1,321,773	13,244,167
TOTAL HIGH YIELD BOND FUNDS		13,436,259
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund	2,708,123	29,301,893
Investment Grade Bond Funds - 24.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,200,452	11,884,475
Fidelity Series Investment Grade Bond Fund	4,709,656	53,595,887
TOTAL INVESTMENT GRADE BOND FUNDS		65,480,362
TOTAL BOND FUNDS (Cost $103,387,048)		108,218,514
Short-Term Funds - 39.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,722,115	52,700,684
Fidelity Institutional Money Market Portfolio Institutional Class	54,266,765	54,266,765
TOTAL SHORT-TERM FUNDS (Cost $106,964,048)		106,967,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $253,558,784)		268,307,450
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,116)
NET ASSETS - 100%		$ 268,258,334
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,843,340 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $253,558,784) - See accompanying schedule		$ 268,307,450
Receivable for investments sold		2,390
Receivable for fund shares sold		381,725
Distributions receivable from underlying funds		23,375
Total assets		268,714,940

Liabilities
Payable for investments purchased	$ 15,513
Payable for fund shares redeemed	367,063
Distribution and service plan fees payable	74,030
Total liabilities		456,606

Net Assets		$ 268,258,334
Net Assets consist of:
Paid in capital		$ 255,910,201
Undistributed net investment income		222,243
Accumulated undistributed net realized gain (loss) on investments		(2,622,776)
Net unrealized appreciation (depreciation) on investments		14,748,666
Net Assets		$ 268,258,334

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,695,252 ÷ 14,529,763 shares)		$ 10.85

Maximum offering price per share (100/94.25 of $10.85)		$ 11.51
Class T: Net Asset Value and redemption price per share ($57,403,896 ÷ 5,293,426 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($3,938,225 ÷ 363,306 shares)A		$ 10.84

Class C: Net Asset Value and offering price per share ($16,581,090 ÷ 1,530,108 shares)A		$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,639,871 ÷ 3,001,853 shares)		$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 4,400,570

Expenses
Distribution and service plan fees	$ 874,011
Independent trustees' compensation	931
Total expenses before reductions	874,942
Expense reductions	(931)	874,011
Net investment income (loss)		3,526,559
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,113,194
Capital gain distributions from underlying funds	2,920,471
Total net realized gain (loss)		4,033,665
Change in net unrealized appreciation (depreciation) on underlying funds		9,997,963
Net gain (loss)		14,031,628
Net increase (decrease) in net assets resulting from operations		$ 17,558,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,526,559	$ 4,173,414
Net realized gain (loss)	4,033,665	2,394,982
Change in net unrealized appreciation (depreciation)	9,997,963	30,437,609
Net increase (decrease) in net assets resulting from operations	17,558,187	37,006,005
Distributions to shareholders from net investment income	(3,602,671)	(4,185,152)
Distributions to shareholders from net realized gain	(1,619,868)	(1,201,062)
Total distributions	(5,222,539)	(5,386,214)
Share transactions - net increase (decrease)	23,030,339	40,627,765
Total increase (decrease) in net assets	35,365,987	72,247,556

Net Assets
Beginning of period	232,892,347	160,644,791
End of period (including undistributed net investment income of $222,243 and undistributed net investment income of $298,355, respectively)	$ 268,258,334	$ 232,892,347

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.16	.22	.29	.40	.36
Net realized and unrealized gain (loss)	.57	1.66	(1.60)	(.21)	.29
Total from investment operations	.73	1.88	(1.31)	.19	.65
Distributions from net investment income	(.16)	(.22)	(.30)	(.40)	(.35)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.23)	(.27) G	(.41)	(.47) F	(.43)
Net asset value, end of period	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Total Return A,B	7.11%	21.74%	(12.78)%	1.73%	6.38%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%	2.19%	3.03%	3.77%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,695	$ 142,691	$ 93,865	$ 87,469	$ 49,721
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.13	.19	.27	.38	.34
Net realized and unrealized gain (loss)	.57	1.67	(1.61)	(.22)	.29
Total from investment operations	.70	1.86	(1.34)	.16	.63
Distributions from net investment income	(.13)	(.19)	(.27)	(.38)	(.33)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.20)	(.25) G	(.38)	(.44) F	(.41)
Net asset value, end of period	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Total Return A,B	6.85%	21.47%	(13.03)%	1.48%	6.11%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%	1.94%	2.78%	3.52%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,404	$ 52,047	$ 42,675	$ 44,882	$ 39,739
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Income from Investment Operations
Net investment income (loss) C	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	.58	1.67	(1.60)	(.21)	.28
Total from investment operations	.66	1.81	(1.38)	.11	.57
Distributions from net investment income	(.08)	(.14)	(.23)	(.32)	(.27)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.15)	(.20) G	(.34)	(.39) F	(.35)
Net asset value, end of period	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Total Return A,B	6.39%	20.86%	(13.48)%	.97%	5.57%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,938	$ 5,319	$ 4,282	$ 5,539	$ 4,993
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Income from Investment Operations
Net investment income (loss) C	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	.58	1.67	(1.60)	(.21)	.27
Total from investment operations	.66	1.81	(1.38)	.11	.56
Distributions from net investment income	(.08)	(.14)	(.22)	(.32)	(.27)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.15)	(.20) G	(.33)	(.39) F	(.35)
Net asset value, end of period	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Total Return A,B	6.42%	20.83%	(13.41)%	.97%	5.48%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,581	$ 14,697	$ 11,362	$ 14,718	$ 13,279
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Income from Investment Operations
Net investment income (loss) B	.18	.24	.31	.43	.39
Net realized and unrealized gain (loss)	.57	1.68	(1.61)	(.21)	.30
Total from investment operations	.75	1.92	(1.30)	.22	.69
Distributions from net investment income	(.19)	(.24)	(.32)	(.43)	(.38)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.25) H	(.30) G	(.43)	(.50) F	(.46)
Net asset value, end of period	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Total Return A	7.36%	22.16%	(12.63)%	2.00%	6.72%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	2.44%	3.28%	4.02%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,640	$ 18,137	$ 8,461	$ 9,119	$ 2,800
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	4.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.6	2.9
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.6
Fidelity Advisor Growth & Income Fund Institutional Class	3.7	4.0
Fidelity Advisor Large Cap Fund Institutional Class	3.6	4.0
Fidelity Advisor Small Cap Fund Institutional Class	1.4	1.4
Fidelity Series 100 Index Fund	3.2	3.2
Fidelity Series All-Sector Equity Fund	5.3	5.6
Fidelity Series Large Cap Value Fund	5.3	5.0
Fidelity Series Small Cap Opportunities Fund	1.3	1.4
	26.4	28.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.5	2.1
Fidelity Advisor Overseas Fund Institutional Class	1.5	2.2
Fidelity Series International Growth Fund	2.9	2.4
Fidelity Series International Small Cap Fund	0.5	0.5
Fidelity Series International Value Fund	2.8	2.4
	9.2	9.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.0
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.8	0.0
	4.9	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.0	9.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.0	4.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	18.3	17.9
	22.3	22.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	10.9	10.2
Fidelity Institutional Money Market Portfolio Institutional Class	12.0	10.1
	22.9	20.3

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	26.4%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.3%
Short-Term Funds	22.9%

Six months ago
Commodity Funds	4.3%
Domestic Equity Funds	28.1%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.0%
Short-Term Funds	20.3%

Expected
Commodity Funds	4.4%
Domestic Equity Funds	24.7%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	20.5%
Short-Term Funds	24.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 30.0%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	666,862	$ 8,789,241
Domestic Equity Funds - 26.4%
Fidelity Advisor Equity Growth Fund Institutional Class	104,352	6,485,452
Fidelity Advisor Growth & Income Fund Institutional Class	501,094	9,044,741
Fidelity Advisor Large Cap Fund Institutional Class	454,068	8,958,752
Fidelity Advisor Small Cap Fund Institutional Class	119,751	3,361,400
Fidelity Series 100 Index Fund	842,253	7,748,727
Fidelity Series All-Sector Equity Fund	986,886	12,938,073
Fidelity Series Large Cap Value Fund	1,067,546	13,034,742
Fidelity Series Small Cap Opportunities Fund	279,032	3,289,786
TOTAL DOMESTIC EQUITY FUNDS		64,861,673
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,782,052)		73,650,914
International Equity Funds - 10.9%

Developed International Equity Funds - 9.2%
Fidelity Advisor Diversified International Fund Institutional Class	222,159	3,734,495
Fidelity Advisor Overseas Fund Institutional Class	193,897	3,689,869
Fidelity Series International Growth Fund	612,242	7,046,905
Fidelity Series International Small Cap Fund	110,573	1,364,468
Fidelity Series International Value Fund	651,219	6,831,289
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,667,026
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	217,277	4,163,018
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,322,474)		26,830,044
Bond Funds - 36.2%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund	17,135	$ 171,421
Fidelity Series High Income Fund	1,179,539	11,818,976
TOTAL HIGH YIELD BOND FUNDS		11,990,397
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	2,031,485	21,980,667
Investment Grade Bond Funds - 22.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	983,128	9,732,966
Fidelity Series Investment Grade Bond Fund	3,948,248	44,931,059
TOTAL INVESTMENT GRADE BOND FUNDS		54,664,025
TOTAL BOND FUNDS (Cost $85,246,544)		88,635,089
Short-Term Funds - 22.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,907,692	26,779,841
Fidelity Institutional Money Market Portfolio Institutional Class	29,271,592	29,271,592
TOTAL SHORT-TERM FUNDS (Cost $55,892,565)		56,051,433
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $224,243,635)		245,167,480
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,309)
NET ASSETS - 100%		$ 245,130,171
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $10,668,320 of which $5,987,852 and $4,680,468 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $224,243,635) - See accompanying schedule		$ 245,167,480
Cash		10
Receivable for investments sold		189,489
Receivable for fund shares sold		304,587
Distributions receivable from underlying funds		20,925
Total assets		245,682,491

Liabilities
Payable for fund shares redeemed	$ 497,223
Distribution and service plan fees payable	55,097
Total liabilities		552,320

Net Assets		$ 245,130,171
Net Assets consist of:
Paid in capital		$ 236,303,616
Undistributed net investment income		407,517
Accumulated undistributed net realized gain (loss) on investments		(12,504,807)
Net unrealized appreciation (depreciation) on investments		20,923,845
Net Assets		$ 245,130,171

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($177,385,481 ÷ 15,485,835 shares)		$ 11.45

Maximum offering price per share (100/94.25 of $11.45)		$ 12.15
Class T: Net Asset Value and redemption price per share ($21,658,070 ÷ 1,890,762 shares)		$ 11.45

Maximum offering price per share (100/96.50 of $11.45)		$ 11.87
Class B: Net Asset Value and offering price per share ($2,338,143 ÷ 204,197 shares)A		$ 11.45

Class C: Net Asset Value and offering price per share ($8,679,380 ÷ 760,133 shares)A		$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,069,097 ÷ 3,044,601 shares)		$ 11.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 3,569,160

Expenses
Distribution and service plan fees	$ 629,766
Independent trustees' compensation	807
Total expenses before reductions	630,573
Expense reductions	(807)	629,766
Net investment income (loss)		2,939,394
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,341,402)
Capital gain distributions from underlying funds	3,551,033
Total net realized gain (loss)		209,631
Change in net unrealized appreciation (depreciation) on underlying funds		19,795,837
Net gain (loss)		20,005,468
Net increase (decrease) in net assets resulting from operations		$ 22,944,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,939,394	$ 3,296,419
Net realized gain (loss)	209,631	1,795,521
Change in net unrealized appreciation (depreciation)	19,795,837	39,634,422
Net increase (decrease) in net assets resulting from operations	22,944,862	44,726,362
Distributions to shareholders from net investment income	(3,045,204)	(3,251,107)
Distributions to shareholders from net realized gain	(1,765,154)	(1,348,446)
Total distributions	(4,810,358)	(4,599,553)
Share transactions - net increase (decrease)	17,262,825	47,810,477
Total increase (decrease) in net assets	35,397,329	87,937,286

Net Assets
Beginning of period	209,732,842	121,795,556
End of period (including undistributed net investment income of $407,517 and undistributed net investment income of $513,327, respectively)	$ 245,130,171	$ 209,732,842

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Income from Investment Operations
Net investment income (loss) C	.15	.20	.27	.33	.28
Net realized and unrealized gain (loss)	.97	2.53	(3.06)	(.34)	.63
Total from investment operations	1.12	2.73	(2.79)	(.01)	.91
Distributions from net investment income	(.15)	(.19)	(.28)	(.26)	(.23)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.24)	(.26)	(.51)	(.42)	(.41)
Net asset value, end of period	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Total Return A,B	10.72%	33.91%	(25.09)%	(.23)%	8.21%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	2.01%	2.75%	2.74%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,385	$ 155,482	$ 88,593	$ 98,483	$ 49,418
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Income from Investment Operations
Net investment income (loss) C	.12	.17	.25	.30	.25
Net realized and unrealized gain (loss)	.97	2.54	(3.06)	(.33)	.63
Total from investment operations	1.09	2.71	(2.81)	(.03)	.88
Distributions from net investment income	(.12)	(.17)	(.25)	(.23)	(.20)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.21)	(.24)	(.48)	(.39)	(.38)
Net asset value, end of period	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Total Return A,B	10.42%	33.61%	(25.27)%	(.44)%	7.95%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.76%	2.50%	2.49%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,658	$ 23,113	$ 14,437	$ 20,837	$ 20,289
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Income from Investment Operations
Net investment income (loss) C	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	.97	2.53	(3.06)	(.33)	.62
Total from investment operations	1.04	2.65	(2.86)	(.09)	.82
Distributions from net investment income	(.07)	(.11)	(.19)	(.16)	(.14)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.15) F	(.18)	(.42)	(.32)	(.32)
Net asset value, end of period	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Total Return A,B	9.94%	32.90%	(25.69)%	(.89)%	7.40%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,338	$ 2,986	$ 2,692	$ 4,348	$ 3,974
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	.97	2.53	(3.04)	(.33)	.62
Total from investment operations	1.04	2.65	(2.84)	(.09)	.82
Distributions from net investment income	(.07)	(.12)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.16)	(.19)	(.42)	(.33)	(.33)
Net asset value, end of period	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Total Return A,B	9.91%	32.90%	(25.61)%	(.91)%	7.36%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,679	$ 9,377	$ 6,761	$ 11,052	$ 9,107
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Income from Investment Operations
Net investment income (loss) B	.18	.22	.29	.35	.31
Net realized and unrealized gain (loss)	.98	2.55	(3.07)	(.32)	.62
Total from investment operations	1.16	2.77	(2.78)	.03	.93
Distributions from net investment income	(.18)	(.21)	(.31)	(.28)	(.25)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.27)	(.28)	(.54)	(.44)	(.43)
Net asset value, end of period	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Total Return A	11.02%	34.28%	(24.93)%	.12%	8.37%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	2.26%	3.00%	2.99%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,069	$ 18,775	$ 9,313	$ 9,645	$ 3,424
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.4	5.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.2	3.3
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.6
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	4.6
Fidelity Advisor Large Cap Fund Institutional Class	4.3	4.6
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.6
Fidelity Series 100 Index Fund	3.8	3.6
Fidelity Series All-Sector Equity Fund	6.3	6.4
Fidelity Series Large Cap Value Fund	6.4	5.8
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
	31.6	32.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.8	2.6
Fidelity Advisor Overseas Fund Institutional Class	1.8	2.6
Fidelity Series International Growth Fund	3.5	2.9
Fidelity Series International Small Cap Fund	0.7	0.6
Fidelity Series International Value Fund	3.3	2.8
	11.1	11.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.0
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	9.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.7	4.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	21.0	20.1
	25.7	24.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.3	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	5.0
	10.7	10.1

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.4%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.7%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	24.7%
Short-Term Funds	10.1%

Expected
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.1%
Short-Term Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund	2,873,146	$ 37,868,064
Domestic Equity Funds - 31.6%
Fidelity Advisor Equity Growth Fund Institutional Class	440,755	27,392,915
Fidelity Advisor Growth & Income Fund Institutional Class	2,111,218	38,107,491
Fidelity Advisor Large Cap Fund Institutional Class	1,913,095	37,745,357
Fidelity Advisor Small Cap Fund Institutional Class	502,304	14,099,660
Fidelity Series 100 Index Fund	3,558,060	32,734,153
Fidelity Series All-Sector Equity Fund	4,168,239	54,645,620
Fidelity Series Large Cap Value Fund	4,509,410	55,059,895
Fidelity Series Small Cap Opportunities Fund	1,170,429	13,799,360
TOTAL DOMESTIC EQUITY FUNDS		273,584,451
TOTAL DOMESTIC EQUITY FUNDS (Cost $252,044,614)		311,452,515
International Equity Funds - 13.1%

Developed International Equity Funds - 11.1%
Fidelity Advisor Diversified International Fund Institutional Class	936,993	15,750,845
Fidelity Advisor Overseas Fund Institutional Class	817,777	15,562,293
Fidelity Series International Growth Fund	2,593,950	29,856,367
Fidelity Series International Small Cap Fund	471,365	5,816,638
Fidelity Series International Value Fund	2,758,938	28,941,258
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		95,927,401
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	921,638	17,658,578
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,947,868)		113,585,979
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	61,531	$ 615,568
Fidelity Series High Income Fund	4,235,692	42,441,635
TOTAL HIGH YIELD BOND FUNDS		43,057,203
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	7,595,178	82,179,821
Investment Grade Bond Funds - 25.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,089,059	40,481,685
Fidelity Series Investment Grade Bond Fund	16,005,793	182,145,924
TOTAL INVESTMENT GRADE BOND FUNDS		222,627,609
TOTAL BOND FUNDS (Cost $334,113,755)		347,864,633
Short-Term Funds - 10.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,975,629	45,825,541
Fidelity Institutional Money Market Portfolio Institutional Class	46,635,940	46,635,940
TOTAL SHORT-TERM FUNDS (Cost $92,576,531)		92,461,481
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $775,682,768)		865,364,608
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144,062)
NET ASSETS - 100%		$ 865,220,546
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $64,568,962 of which $30,891,938, $3,389,708 and $30,287,316 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $775,682,768) - See accompanying schedule		$ 865,364,608
Receivable for investments sold		348,312
Receivable for fund shares sold		706,244
Distributions receivable from underlying funds		74,971
Total assets		866,494,135

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	96
Payable for fund shares redeemed	1,047,285
Distribution and service plan fees payable	226,201
Total liabilities		1,273,589

Net Assets		$ 865,220,546
Net Assets consist of:
Paid in capital		$ 840,635,640
Undistributed net investment income		1,355,324
Accumulated undistributed net realized gain (loss) on investments		(66,452,258)
Net unrealized appreciation (depreciation) on investments		89,681,840
Net Assets		$ 865,220,546

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($536,998,660 ÷ 45,068,943 shares)		$ 11.92

Maximum offering price per share (100/94.25 of $11.92)		$ 12.65
Class T: Net Asset Value and redemption price per share ($152,126,276 ÷ 12,806,721 shares)		$ 11.88

Maximum offering price per share (100/96.50 of $11.88)		$ 12.31
Class B: Net Asset Value and offering price per share ($15,841,694 ÷ 1,334,631 shares)A		$ 11.87

Class C: Net Asset Value and offering price per share ($44,763,751 ÷ 3,790,075 shares)A		$ 11.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,490,165 ÷ 9,654,151 shares)		$ 11.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 13,424,783

Expenses
Distribution and service plan fees	$ 2,743,069
Independent trustees' compensation	3,041
Total expenses before reductions	2,746,110
Expense reductions	(3,041)	2,743,069
Net investment income (loss)		10,681,714
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,673,785)
Capital gain distributions from underlying funds	14,756,754
Total net realized gain (loss)		(1,917,031)
Change in net unrealized appreciation (depreciation) on underlying funds		84,401,786
Net gain (loss)		82,484,755
Net increase (decrease) in net assets resulting from operations		$ 93,166,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,681,714	$ 14,588,964
Net realized gain (loss)	(1,917,031)	(1,351,879)
Change in net unrealized appreciation (depreciation)	84,401,786	207,984,174
Net increase (decrease) in net assets resulting from operations	93,166,469	221,221,259
Distributions to shareholders from net investment income	(11,199,702)	(14,970,360)
Distributions to shareholders from net realized gain	(7,306,833)	(6,224,738)
Total distributions	(18,506,535)	(21,195,098)
Share transactions - net increase (decrease)	(36,738,583)	25,017,028
Total increase (decrease) in net assets	37,921,351	225,043,189

Net Assets
Beginning of period	827,299,195	602,256,006
End of period (including undistributed net investment income of $1,355,324 and undistributed net investment income of $1,873,313, respectively)	$ 865,220,546	$ 827,299,195

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.15	.21	.27	.33	.29
Net realized and unrealized gain (loss)	1.17	2.76	(3.28)	(.34)	.66
Total from investment operations	1.32	2.97	(3.01)	(.01)	.95
Distributions from net investment income	(.17)	(.21)	(.28)	(.30)	(.26)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.27)	(.29) F	(.58)	(.49)	(.46)
Net asset value, end of period	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Total Return A, B	12.27%	36.51%	(26.36)%	(.27)%	8.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	2.04%	2.77%	2.66%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 536,999	$ 478,025	$ 339,203	$ 377,118	$ 248,500
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Income from Investment Operations
Net investment income (loss) C	.13	.18	.25	.30	.26
Net realized and unrealized gain (loss)	1.15	2.76	(3.28)	(.34)	.66
Total from investment operations	1.28	2.94	(3.03)	(.04)	.92
Distributions from net investment income	(.13)	(.19)	(.25)	(.27)	(.23)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.23)	(.27) F	(.55)	(.46)	(.43)
Net asset value, end of period	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Total Return A, B	11.95%	36.19%	(26.57)%	(.52)%	8.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	1.79%	2.52%	2.41%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,126	$ 204,059	$ 163,842	$ 216,732	$ 194,563
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Income from Investment Operations
Net investment income (loss) C	.07	.13	.20	.24	.20
Net realized and unrealized gain (loss)	1.15	2.76	(3.26)	(.35)	.66
Total from investment operations	1.22	2.89	(3.06)	(.11)	.86
Distributions from net investment income	(.07)	(.13)	(.19)	(.20)	(.17)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.17)	(.22) F	(.49)	(.39)	(.37)
Net asset value, end of period	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Total Return A, B	11.37%	35.54%	(26.92)%	(1.04)%	7.47%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	1.29%	2.03%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,842	$ 22,468	$ 19,950	$ 34,137	$ 34,834
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Income from Investment Operations
Net investment income (loss) C	.07	.13	.20	.23	.20
Net realized and unrealized gain (loss)	1.14	2.74	(3.25)	(.33)	.66
Total from investment operations	1.21	2.87	(3.05)	(.10)	.86
Distributions from net investment income	(.08)	(.14)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.18)	(.22) F	(.49)	(.40)	(.38)
Net asset value, end of period	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Total Return A, B	11.33%	35.45%	(26.88)%	(.97)%	7.45%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	1.29%	2.02%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,764	$ 47,178	$ 37,524	$ 58,378	$ 47,918
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.18	.23	.30	.36	.32
Net realized and unrealized gain (loss)	1.17	2.78	(3.30)	(.34)	.67
Total from investment operations	1.35	3.01	(3.00)	.02	.99
Distributions from net investment income	(.20)	(.23)	(.30)	(.33)	(.29)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.30)	(.32) F	(.60)	(.52)	(.49)
Net asset value, end of period	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Total Return A	12.50%	36.80%	(26.16)%	(.05)%	8.52%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%	2.29%	3.02%	2.91%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,490	$ 75,569	$ 41,737	$ 39,922	$ 21,580
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.5	5.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.2	3.4
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.7
Fidelity Advisor Growth & Income Fund Institutional Class	4.5	4.7
Fidelity Advisor Large Cap Fund Institutional Class	4.5	4.7
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.7
Fidelity Series 100 Index Fund	3.9	3.8
Fidelity Series All-Sector Equity Fund	6.4	6.7
Fidelity Series Large Cap Value Fund	6.5	5.9
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
	32.3	33.3
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.9	2.7
Fidelity Advisor Overseas Fund Institutional Class	1.9	2.7
Fidelity Series International Growth Fund	3.5	2.9
Fidelity Series International Small Cap Fund	0.7	0.6
Fidelity Series International Value Fund	3.4	2.8
	11.4	11.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.1	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.1
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.8	8.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.7	4.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	21.7	20.7
	26.4	25.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.7	4.5
Fidelity Institutional Money Market Portfolio Institutional Class	4.8	4.5
	9.5	9.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.5%
Domestic Equity Funds	32.3%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.4%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	33.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	9.0%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.5%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 4.5%
Fidelity Series Commodity Strategy Fund	5,384,002	$ 70,961,149
Domestic Equity Funds - 32.3%
Fidelity Advisor Equity Growth Fund Institutional Class	824,047	51,214,540
Fidelity Advisor Growth & Income Fund Institutional Class	3,953,751	71,365,198
Fidelity Advisor Large Cap Fund Institutional Class	3,582,987	70,692,335
Fidelity Advisor Small Cap Fund Institutional Class	944,732	26,518,629
Fidelity Series 100 Index Fund	6,658,099	61,254,508
Fidelity Series All-Sector Equity Fund	7,792,442	102,158,921
Fidelity Series Large Cap Value Fund	8,429,362	102,922,511
Fidelity Series Small Cap Opportunities Fund	2,201,823	25,959,495
TOTAL DOMESTIC EQUITY FUNDS		512,086,137
TOTAL DOMESTIC EQUITY FUNDS (Cost $484,413,580)		583,047,286
International Equity Funds - 13.5%

Developed International Equity Funds - 11.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,760,798	29,599,021
Fidelity Advisor Overseas Fund Institutional Class	1,536,919	29,247,560
Fidelity Series International Growth Fund	4,862,501	55,967,387
Fidelity Series International Small Cap Fund	874,353	10,789,522
Fidelity Series International Value Fund	5,172,805	54,262,724
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		179,866,214
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	1,726,590	33,081,460
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $182,646,576)		212,947,674
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	112,107	$ 1,121,529
Fidelity Series High Income Fund	7,717,182	77,326,163
TOTAL HIGH YIELD BOND FUNDS		78,447,692
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund	12,936,330	139,971,095
Investment Grade Bond Funds - 26.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,540,015	74,646,153
Fidelity Series Investment Grade Bond Fund	30,166,345	343,292,999
TOTAL INVESTMENT GRADE BOND FUNDS		417,939,152
TOTAL BOND FUNDS (Cost $614,812,581)		636,357,939
Short-Term Funds - 9.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,060,772	74,239,710
Fidelity Institutional Money Market Portfolio Institutional Class	76,526,931	76,526,931
TOTAL SHORT-TERM FUNDS (Cost $150,423,453)		150,766,641
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,432,296,190)		1,583,119,540
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245,140)
NET ASSETS - 100%		$ 1,582,874,400
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $70,260,528 of which $35,532,008 and $34,728,520 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,432,296,190) - See accompanying schedule		$ 1,583,119,540
Receivable for investments sold		278,646
Receivable for fund shares sold		2,983,200
Distributions receivable from underlying funds		136,453
Total assets		1,586,517,839

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	102,328
Payable for fund shares redeemed	3,148,167
Distribution and service plan fees payable	392,943
Total liabilities		3,643,439

Net Assets		$ 1,582,874,400
Net Assets consist of:
Paid in capital		$ 1,501,869,265
Undistributed net investment income		2,522,428
Accumulated undistributed net realized gain (loss) on investments		(72,340,643)
Net unrealized appreciation (depreciation) on investments		150,823,350
Net Assets		$ 1,582,874,400

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,004,955,239 ÷ 84,666,829 shares)		$ 11.87

Maximum offering price per share (100/94.25 of $11.87)		$ 12.59
Class T: Net Asset Value and redemption price per share ($236,105,753 ÷ 19,921,175 shares)		$ 11.85

Maximum offering price per share (100/96.50 of $11.85)		$ 12.28
Class B: Net Asset Value and offering price per share ($32,761,552 ÷ 2,771,302 shares)A		$ 11.82

Class C: Net Asset Value and offering price per share ($70,396,444 ÷ 5,969,410 shares)A		$ 11.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($238,655,412 ÷ 19,982,896 shares)		$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 23,265,774

Expenses
Distribution and service plan fees	$ 4,358,282
Independent trustees' compensation	5,071
Total expenses before reductions	4,363,353
Expense reductions	(5,071)	4,358,282
Net investment income (loss)		18,907,492
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,299,506)
Capital gain distributions from underlying funds	26,749,012
Total net realized gain (loss)		(550,494)
Change in net unrealized appreciation (depreciation) on underlying funds		148,398,468
Net gain (loss)		147,847,974
Net increase (decrease) in net assets resulting from operations		$ 166,755,466

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,907,492	$ 20,862,802
Net realized gain (loss)	(550,494)	5,172,111
Change in net unrealized appreciation (depreciation)	148,398,468	290,904,573
Net increase (decrease) in net assets resulting from operations	166,755,466	316,939,486
Distributions to shareholders from net investment income	(19,322,604)	(20,840,116)
Distributions to shareholders from net realized gain	(12,721,165)	(9,228,273)
Total distributions	(32,043,769)	(30,068,389)
Share transactions - net increase (decrease)	154,535,312	214,008,908
Total increase (decrease) in net assets	289,247,009	500,880,005

Net Assets
Beginning of period	1,293,627,391	792,747,386
End of period (including undistributed net investment income of $2,522,428 and undistributed net investment income of $2,937,541, respectively)	$ 1,582,874,400	$ 1,293,627,391

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Income from Investment Operations
Net investment income (loss) C	.16	.20	.26	.31	.26
Net realized and unrealized gain (loss)	1.16	2.84	(3.47)	(.35)	.74
Total from investment operations	1.32	3.04	(3.21)	(.04)	1.00
Distributions from net investment income	(.16)	(.20)	(.26)	(.27)	(.23)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.26)	(.28) H	(.59) G	(.51) F	(.44)
Net asset value, end of period	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Total Return A, B	12.36%	37.95%	(28.01)%	(.53)%	8.56%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.42%	2.02%	2.69%	2.46%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888	$ 291,783
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Income from Investment Operations
Net investment income (loss) C	.13	.18	.24	.28	.23
Net realized and unrealized gain (loss)	1.16	2.82	(3.46)	(.36)	.75
Total from investment operations	1.29	3.00	(3.22)	(.08)	.98
Distributions from net investment income	(.13)	(.17)	(.23)	(.23)	(.20)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.23)	(.25) H	(.56) G	(.48) F	(.41)
Net asset value, end of period	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Total Return A, B	12.09%	37.53%	(28.13)%	(.89)%	8.40%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.17%	1.77%	2.44%	2.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,106	$ 225,384	$ 162,439	$ 203,822	$ 186,106
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

G Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	1.16	2.82	(3.44)	(.36)	.74
Total from investment operations	1.23	2.95	(3.25)	(.15)	.91
Distributions from net investment income	(.07)	(.12)	(.17)	(.17)	(.14)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.17)	(.21) H	(.50) G	(.41) F	(.35)
Net asset value, end of period	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Total Return A, B	11.51%	36.85%	(28.47)%	(1.37)%	7.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,762	$ 35,932	$ 27,727	$ 43,608	$ 41,424
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	1.15	2.82	(3.45)	(.35)	.74
Total from investment operations	1.22	2.95	(3.26)	(.14)	.91
Distributions from net investment income	(.07)	(.13)	(.18)	(.18)	(.15)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.17)	(.21) H	(.50) G	(.42) F	(.36)
Net asset value, end of period	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Total Return A, B	11.49%	36.97%	(28.53)%	(1.34)%	7.81%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,396	$ 64,801	$ 46,942	$ 65,543	$ 56,686
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Income from Investment Operations
Net investment income (loss) B	.19	.23	.29	.34	.29
Net realized and unrealized gain (loss)	1.17	2.85	(3.50)	(.36)	.75
Total from investment operations	1.36	3.08	(3.21)	(.02)	1.04
Distributions from net investment income	(.19)	(.22)	(.29)	(.29)	(.25)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.29)	(.30) H	(.61) G	(.54) F	(.46)
Net asset value, end of period	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Total Return A	12.67%	38.30%	(27.85)%	(.42)%	8.90%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	2.27%	2.94%	2.71%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,655	$ 137,487	$ 77,998	$ 68,797	$ 39,631
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.6	6.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.1
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.8
Fidelity Advisor Growth & Income Fund Institutional Class	5.3	5.6
Fidelity Advisor Large Cap Fund Institutional Class	5.2	5.6
Fidelity Advisor Small Cap Fund Institutional Class	2.0	2.0
Fidelity Series 100 Index Fund	4.5	4.4
Fidelity Series All-Sector Equity Fund	7.6	7.9
Fidelity Series Large Cap Value Fund	7.7	7.1
Fidelity Series Small Cap Opportunities Fund	1.9	2.1
	38.0	39.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.2	3.2
Fidelity Advisor Overseas Fund Institutional Class	2.2	3.3
Fidelity Series International Growth Fund	4.2	3.5
Fidelity Series International Small Cap Fund	0.8	0.7
Fidelity Series International Value Fund	4.0	3.4
	13.4	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	6.7
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	6.3	0.0
	6.4	6.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	6.7	6.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.2	3.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	19.2	17.7
	23.4	21.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1.9	1.6
Fidelity Institutional Money Market Portfolio Institutional Class	2.1	1.6
	4.0	3.2

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	38.0%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.4%
Short-Term Funds	4.0%

Six months ago
Commodity Funds	6.0%
Domestic Equity Funds	39.6%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.4%
Investment Grade Bond Funds	21.6%
Short-Term Funds	3.2%

Expected
Commodity Funds	6.4%
Domestic Equity Funds	36.4%
Developed International Equity Funds	13.3%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.3%
Inflation-Protected Bond Funds	8.0%
Investment Grade Bond Funds	22.5%
Short-Term Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.6%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	10,706,273	$ 141,108,679
Domestic Equity Funds - 38.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,534,497	95,368,969
Fidelity Advisor Growth & Income Fund Institutional Class	7,363,893	132,918,267
Fidelity Advisor Large Cap Fund Institutional Class	6,673,635	131,670,827
Fidelity Advisor Small Cap Fund Institutional Class	1,753,679	49,225,776
Fidelity Series 100 Index Fund	12,413,503	114,204,231
Fidelity Series All-Sector Equity Fund	14,518,573	190,338,492
Fidelity Series Large Cap Value Fund	15,738,071	192,161,848
Fidelity Series Small Cap Opportunities Fund	4,087,761	48,194,699
TOTAL DOMESTIC EQUITY FUNDS		954,083,109
TOTAL DOMESTIC EQUITY FUNDS (Cost $890,476,396)		1,095,191,788
International Equity Funds - 15.9%

Developed International Equity Funds - 13.4%
Fidelity Advisor Diversified International Fund Institutional Class	3,304,809	55,553,835
Fidelity Advisor Overseas Fund Institutional Class	2,884,664	54,895,152
Fidelity Series International Growth Fund	9,099,633	104,736,774
Fidelity Series International Small Cap Fund	1,651,610	20,380,871
Fidelity Series International Value Fund	9,680,614	101,549,638
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		337,116,270
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	3,232,043	61,925,943
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $336,978,098)		399,042,213
Bond Funds - 36.5%
	Shares	Value
High Yield Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund	231,068	$ 2,311,628
Fidelity Series High Income Fund	15,906,179	159,379,913
TOTAL HIGH YIELD BOND FUNDS		161,691,541
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund	15,496,233	167,669,239
Investment Grade Bond Funds - 23.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,506,871	104,018,022
Fidelity Series Investment Grade Bond Fund	42,395,902	482,465,365
TOTAL INVESTMENT GRADE BOND FUNDS		586,483,387
TOTAL BOND FUNDS (Cost $889,459,226)		915,844,167
Short-Term Funds - 4.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,273,308	48,567,169
Fidelity Institutional Money Market Portfolio Institutional Class	51,855,421	51,855,421
TOTAL SHORT-TERM FUNDS (Cost $100,005,727)		100,422,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,216,919,447)		2,510,500,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		(359,478)
NET ASSETS - 100%		$ 2,510,141,280
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $159,878,472 of which $83,490,631 and $76,387,841 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $2,216,919,447) - See accompanying schedule		$ 2,510,500,758
Receivable for investments sold		235,179
Receivable for fund shares sold		3,321,181
Distributions receivable from underlying funds		281,193
Total assets		2,514,338,311

Liabilities
Payable for investments purchased	$ 27,752
Payable for fund shares redeemed	3,533,983
Distribution and service plan fees payable	635,296
Total liabilities		4,197,031

Net Assets		$ 2,510,141,280
Net Assets consist of:
Paid in capital		$ 2,377,052,288
Undistributed net investment income		3,586,191
Accumulated undistributed net realized gain (loss) on investments		(164,078,510)
Net unrealized appreciation (depreciation) on investments		293,581,311
Net Assets		$ 2,510,141,280

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,557,401,767 ÷ 125,059,670 shares)		$ 12.45

Maximum offering price per share (100/94.25 of $12.45)		$ 13.21
Class T: Net Asset Value and redemption price per share ($424,707,250 ÷ 34,116,964 shares)		$ 12.45

Maximum offering price per share (100/96.50 of $12.45)		$ 12.90
Class B: Net Asset Value and offering price per share ($61,855,909 ÷ 4,984,739 shares)A		$ 12.41

Class C: Net Asset Value and offering price per share ($101,018,910 ÷ 8,163,494 shares)A		$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($365,157,444 ÷ 29,147,383 shares)		$ 12.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 37,318,379

Expenses
Distribution and service plan fees	$ 7,206,192
Independent trustees' compensation	8,108
Total expenses before reductions	7,214,300
Expense reductions	(8,108)	7,206,192
Net investment income (loss)		30,112,187
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(52,410,882)
Capital gain distributions from underlying funds	45,102,302
Total net realized gain (loss)		(7,308,580)
Change in net unrealized appreciation (depreciation) on underlying funds		268,865,527
Net gain (loss)		261,556,947
Net increase (decrease) in net assets resulting from operations		$ 291,669,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,112,187	$ 31,695,503
Net realized gain (loss)	(7,308,580)	(9,984,453)
Change in net unrealized appreciation (depreciation)	268,865,527	562,202,605
Net increase (decrease) in net assets resulting from operations	291,669,134	583,913,655
Distributions to shareholders from net investment income	(30,543,734)	(31,327,675)
Distributions to shareholders from net realized gain	(21,278,399)	(15,485,703)
Total distributions	(51,822,133)	(46,813,378)
Share transactions - net increase (decrease)	164,153,585	326,679,236
Total increase (decrease) in net assets	404,000,586	863,779,513

Net Assets
Beginning of period	2,106,140,694	1,242,361,181
End of period (including undistributed net investment income of $3,586,191 and undistributed net investment income of $4,017,738, respectively)	$ 2,510,141,280	$ 2,106,140,694

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Income from Investment Operations
Net investment income (loss) C	.16	.20	.25	.28	.24
Net realized and unrealized gain (loss)	1.36	3.32	(4.33)	(.49)	.92
Total from investment operations	1.52	3.52	(4.08)	(.21)	1.16
Distributions from net investment income	(.17)	(.19)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.28)	(.28) G	(.68)	(.55)	(.52) F
Net asset value, end of period	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Total Return A,B	13.73%	44.32%	(33.34)%	(1.83)%	9.21%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.43%	1.92%	2.49%	2.07%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Income from Investment Operations
Net investment income (loss) C	.13	.17	.23	.25	.21
Net realized and unrealized gain (loss)	1.37	3.32	(4.34)	(.49)	.92
Total from investment operations	1.50	3.49	(4.11)	(.24)	1.13
Distributions from net investment income	(.13)	(.16)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.25) H	(.25) G	(.65)	(.51)	(.49) F
Net asset value, end of period	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Total Return A,B	13.50%	44.02%	(33.56)%	(2.02)%	8.97%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.18%	1.67%	2.24%	1.82%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,707	$ 488,097	$ 343,919	$ 458,465	$ 431,886
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Income from Investment Operations
Net investment income (loss) C	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	1.35	3.31	(4.31)	(.48)	.91
Total from investment operations	1.43	3.43	(4.13)	(.30)	1.06
Distributions from net investment income	(.08)	(.12)	(.16)	(.15)	(.13)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.19)	(.20) G	(.59)	(.45)	(.43) F
Net asset value, end of period	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Total Return A,B	12.87%	43.34%	(33.87)%	(2.51)%	8.40%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%	1.17%	1.74%	1.32%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,856	$ 71,888	$ 52,871	$ 89,049	$ 85,981
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Income from Investment Operations
Net investment income (loss) C	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	1.34	3.31	(4.31)	(.49)	.91
Total from investment operations	1.42	3.43	(4.13)	(.31)	1.06
Distributions from net investment income	(.08)	(.12)	(.16)	(.15)	(.14)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.19)	(.21) G	(.59)	(.45)	(.43) F
Net asset value, end of period	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Total Return A,B	12.89%	43.38%	(33.90)%	(2.56)%	8.45%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%	1.17%	1.74%	1.32%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,019	$ 93,237	$ 62,702	$ 95,224	$ 85,076
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Income from Investment Operations
Net investment income (loss) B	.19	.22	.28	.32	.28
Net realized and unrealized gain (loss)	1.38	3.34	(4.35)	(.50)	.92
Total from investment operations	1.57	3.56	(4.07)	(.18)	1.20
Distributions from net investment income	(.20)	(.21)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.31)	(.30) G	(.71)	(.58)	(.55) F
Net asset value, end of period	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Total Return A	14.09%	44.65%	(33.16)%	(1.62)%	9.47%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%	2.17%	2.74%	2.32%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,157	$ 214,905	$ 105,660	$ 87,568	$ 38,153
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.8	6.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.4	4.6
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.0
Fidelity Advisor Growth & Income Fund Institutional Class	6.1	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.1	6.3
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.3
Fidelity Series 100 Index Fund	5.2	5.1
Fidelity Series All-Sector Equity Fund	8.8	9.0
Fidelity Series Large Cap Value Fund	8.8	8.0
Fidelity Series Small Cap Opportunities Fund	2.2	2.3
	43.9	45.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6	3.7
Fidelity Advisor Overseas Fund Institutional Class	2.5	3.7
Fidelity Series International Growth Fund	4.9	3.9
Fidelity Series International Small Cap Fund	0.9	0.8
Fidelity Series International Value Fund	4.7	3.8
	15.6	15.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	7.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.2	0.0
	7.3	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.5	3.3
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	16.3	15.1
	19.8	18.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0*	0.0*
Fidelity Institutional Money Market Portfolio Institutional Class	0.1	0.0*
	0.1	0.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	43.9%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.8%
Short-Term Funds	0.1%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	45.0%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	3.8%
Investment Grade Bond Funds	18.4%
Short-Term Funds	0.0%*

Expected
Commodity Funds	7.6%
Domestic Equity Funds	42.8%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.9%
Investment Grade Bond Funds	18.6%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 50.7%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund	9,975,182	$ 131,472,904
Domestic Equity Funds - 43.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,364,783	84,821,273
Fidelity Advisor Growth & Income Fund Institutional Class	6,545,761	118,150,979
Fidelity Advisor Large Cap Fund Institutional Class	5,932,540	117,049,018
Fidelity Advisor Small Cap Fund Institutional Class	1,559,466	43,774,210
Fidelity Series 100 Index Fund	11,024,827	101,428,412
Fidelity Series All-Sector Equity Fund	12,912,921	169,288,392
Fidelity Series Large Cap Value Fund	13,995,814	170,888,886
Fidelity Series Small Cap Opportunities Fund	3,635,701	42,864,913
TOTAL DOMESTIC EQUITY FUNDS		848,266,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $814,051,526)		979,738,987
International Equity Funds - 18.4%

Developed International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	2,953,587	49,649,800
Fidelity Advisor Overseas Fund Institutional Class	2,578,275	49,064,577
Fidelity Series International Growth Fund	8,129,834	93,574,387
Fidelity Series International Small Cap Fund	1,466,917	18,101,757
Fidelity Series International Value Fund	8,649,649	90,734,820
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		301,125,341
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	2,882,543	55,229,516
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $303,103,993)		356,354,857
Bond Funds - 30.8%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	200,524	$ 2,006,069
Fidelity Series High Income Fund	13,803,646	138,312,534
TOTAL HIGH YIELD BOND FUNDS		140,318,603
Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund	6,705,944	72,558,316
Investment Grade Bond Funds - 19.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,831,453	67,631,381
Fidelity Series Investment Grade Bond Fund	27,632,300	314,455,572
TOTAL INVESTMENT GRADE BOND FUNDS		382,086,953
TOTAL BOND FUNDS (Cost $580,275,017)		594,963,872
Short-Term Funds - 0.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	124,297	1,144,778
Fidelity Institutional Money Market Portfolio Institutional Class	1,327,798	1,327,798
TOTAL SHORT-TERM FUNDS (Cost $2,472,741)		2,472,576
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,699,903,277)		1,933,530,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		(215,135)
NET ASSETS - 100%		$ 1,933,315,157
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $94,931,344 of which $53,781,443 and $41,149,901 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,699,903,277) - See accompanying schedule		$ 1,933,530,292
Cash		8
Receivable for investments sold		79,281
Receivable for fund shares sold		2,870,558
Distributions receivable from underlying funds		243,918
Total assets		1,936,724,057

Liabilities
Payable for investments purchased	$ 703,988
Payable for fund shares redeemed	2,245,718
Distribution and service plan fees payable	459,194
Total liabilities		3,408,900

Net Assets		$ 1,933,315,157
Net Assets consist of:
Paid in capital		$ 1,794,972,893
Undistributed net investment income		2,482,027
Accumulated undistributed net realized gain (loss) on investments		(97,766,778)
Net unrealized appreciation (depreciation) on investments		233,627,015
Net Assets		$ 1,933,315,157

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,290,254,729 ÷ 106,725,107 shares)		$ 12.09

Maximum offering price per share (100/94.25 of $12.09)		$ 12.83
Class T: Net Asset Value and redemption price per share ($258,166,032 ÷ 21,315,194 shares)		$ 12.11

Maximum offering price per share (100/96.50 of $12.11)		$ 12.55
Class B: Net Asset Value and offering price per share ($38,945,952 ÷ 3,241,548 shares)A		$ 12.01

Class C: Net Asset Value and offering price per share ($61,639,796 ÷ 5,143,282 shares)A		$ 11.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($284,308,648 ÷ 23,367,906 shares)		$ 12.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 27,078,142

Expenses
Distribution and service plan fees	$ 4,868,969
Independent trustees' compensation	5,845
Total expenses before reductions	4,874,814
Expense reductions	(5,845)	4,868,969
Net investment income (loss)		22,209,173
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(35,430,025)
Capital gain distributions from underlying funds	35,886,323
Total net realized gain (loss)		456,298
Change in net unrealized appreciation (depreciation) on underlying funds		215,413,028
Net gain (loss)		215,869,326
Net increase (decrease) in net assets resulting from operations		$ 238,078,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,209,173	$ 20,292,796
Net realized gain (loss)	456,298	(6,348,081)
Change in net unrealized appreciation (depreciation)	215,413,028	385,554,148
Net increase (decrease) in net assets resulting from operations	238,078,499	399,498,863
Distributions to shareholders from net investment income	(22,138,802)	(20,082,625)
Distributions to shareholders from net realized gain	(15,443,713)	(10,724,553)
Total distributions	(37,582,515)	(30,807,178)
Share transactions - net increase (decrease)	270,608,455	313,035,081
Total increase (decrease) in net assets	471,104,439	681,726,766

Net Assets
Beginning of period	1,462,210,718	780,483,952
End of period (including undistributed net investment income of $2,482,027 and undistributed net investment income of $2,411,656, respectively)	$ 1,933,315,157	$ 1,462,210,718

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Income from Investment Operations
Net investment income (loss) C	.16	.18	.23	.26	.22
Net realized and unrealized gain (loss)	1.43	3.32	(4.36)	(.50)	.90
Total from investment operations	1.59	3.50	(4.13)	(.24)	1.12
Distributions from net investment income	(.16)	(.17)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.26) G	(.25) F	(.62)	(.51)	(.45)
Net asset value, end of period	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Total Return A,B	14.97%	46.86%	(34.98)%	(2.14)%	9.26%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.42%	1.82%	2.41%	1.95%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890	$ 306,544
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Income from Investment Operations
Net investment income (loss) C	.13	.15	.21	.23	.19
Net realized and unrealized gain (loss)	1.43	3.34	(4.37)	(.51)	.91
Total from investment operations	1.56	3.49	(4.16)	(.28)	1.10
Distributions from net investment income	(.13)	(.15)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.23) G	(.23) F	(.60)	(.47)	(.42)
Net asset value, end of period	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Total Return A,B	14.67%	46.60%	(35.20)%	(2.40)%	9.10%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.17%	1.57%	2.16%	1.70%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 258,166	$ 230,003	$ 139,330	$ 173,946	$ 154,042
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	1.42	3.32	(4.32)	(.51)	.90
Total from investment operations	1.49	3.42	(4.16)	(.35)	1.03
Distributions from net investment income	(.07)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.18)	(.19) F	(.54)	(.41)	(.36)
Net asset value, end of period	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Total Return A,B	14.02%	45.83%	(35.45)%	(2.95)%	8.57%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,946	$ 38,816	$ 27,207	$ 43,016	$ 37,881
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	1.41	3.31	(4.32)	(.50)	.89
Total from investment operations	1.48	3.41	(4.16)	(.34)	1.02
Distributions from net investment income	(.08)	(.11)	(.14)	(.13)	(.10)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.18) G	(.19) F	(.54)	(.42)	(.36)
Net asset value, end of period	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Total Return A,B	14.01%	45.83%	(35.44)%	(2.91)%	8.51%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,640	$ 52,756	$ 31,735	$ 40,426	$ 32,679
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Income from Investment Operations
Net investment income (loss) B	.19	.20	.26	.29	.25
Net realized and unrealized gain (loss)	1.44	3.35	(4.39)	(.50)	.91
Total from investment operations	1.63	3.55	(4.13)	(.21)	1.16
Distributions from net investment income	(.18)	(.19)	(.25)	(.25)	(.21)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.29)	(.27) F	(.65)	(.54)	(.47)
Net asset value, end of period	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Total Return A	15.23%	47.31%	(34.83)%	(1.93)%	9.60%
Ratios to Average Net Assets C,D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	2.07%	2.66%	2.20%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,309	$ 140,948	$ 69,731	$ 52,762	$ 13,903
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.4	7.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	4.9
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.0
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.8
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.8
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.4
Fidelity Series 100 Index Fund	5.6	5.4
Fidelity Series All-Sector Equity Fund	9.3	9.6
Fidelity Series Large Cap Value Fund	9.4	8.6
Fidelity Series Small Cap Opportunities Fund	2.3	2.5
	46.5	48.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	3.9
Fidelity Advisor Overseas Fund Institutional Class	2.7	4.0
Fidelity Series International Growth Fund	5.1	4.2
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	5.0	4.1
	16.5	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.9
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	7.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.2	0.0
	7.3	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.4	0.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.3	2.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	15.6	13.5
	18.9	16.4

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.4%
Domestic Equity Funds	46.5%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.9%

Six months ago
Commodity Funds	7.3%
Domestic Equity Funds	48.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	0.9%
Investment Grade Bond Funds	16.4%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	45.0%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.7%
Investment Grade Bond Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund	11,891,698	$ 156,732,574
Domestic Equity Funds - 46.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,591,301	98,899,361
Fidelity Advisor Growth & Income Fund Institutional Class	7,634,074	137,795,027
Fidelity Advisor Large Cap Fund Institutional Class	6,918,934	136,510,571
Fidelity Advisor Small Cap Fund Institutional Class	1,822,041	51,144,695
Fidelity Series 100 Index Fund	12,844,782	118,171,996
Fidelity Series All-Sector Equity Fund	15,037,998	197,148,159
Fidelity Series Large Cap Value Fund	16,305,115	199,085,455
Fidelity Series Small Cap Opportunities Fund	4,247,946	50,083,285
TOTAL DOMESTIC EQUITY FUNDS		988,838,549
TOTAL DOMESTIC EQUITY FUNDS (Cost $940,389,483)		1,145,571,123
International Equity Funds - 19.5%

Developed International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,445,522	57,919,221
Fidelity Advisor Overseas Fund Institutional Class	3,007,736	57,237,224
Fidelity Series International Growth Fund	9,489,356	109,222,489
Fidelity Series International Small Cap Fund	1,716,301	21,179,153
Fidelity Series International Value Fund	10,096,032	105,907,376
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		351,465,463

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	3,361,246	$ 64,401,481
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $350,646,037)		415,866,944
Bond Funds - 26.6%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	220,704	2,207,946
Fidelity Series High Income Fund	15,192,758	152,231,440
TOTAL HIGH YIELD BOND FUNDS		154,439,386
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund	803,141	8,689,990
Investment Grade Bond Funds - 18.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,109,801	70,387,031
Fidelity Series Investment Grade Bond Fund	29,127,559	331,471,621
TOTAL INVESTMENT GRADE BOND FUNDS		401,858,652
TOTAL BOND FUNDS (Cost $554,239,965)		564,988,028
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,845,275,485)		2,126,426,095
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245,830)
NET ASSETS - 100%		$ 2,126,180,265
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $151,905,233 of which $75,012,132 and $76,893,101 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,845,275,485) - See accompanying schedule		$ 2,126,426,095
Cash		195
Receivable for investments sold		282,956
Receivable for fund shares sold		2,942,917
Distributions receivable from underlying funds		268,530
Total assets		2,129,920,693

Liabilities
Payable for investments purchased	$ 121,309
Payable for fund shares redeemed	3,101,798
Distribution and service plan fees payable	517,321
Total liabilities		3,740,428

Net Assets		$ 2,126,180,265
Net Assets consist of:
Paid in capital		$ 1,997,220,178
Undistributed net investment income		2,499,240
Accumulated undistributed net realized gain (loss) on investments		(154,689,763)
Net unrealized appreciation (depreciation) on investments		281,150,610
Net Assets		$ 2,126,180,265

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,340,583,283 ÷ 105,413,868 shares)		$ 12.72

Maximum offering price per share (100/94.25 of $12.72)		$ 13.50
Class T: Net Asset Value and redemption price per share ($348,443,225 ÷ 27,477,019 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($47,275,467 ÷ 3,742,647 shares)A		$ 12.63

Class C: Net Asset Value and offering price per share ($68,349,364 ÷ 5,424,038 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($321,528,926 ÷ 25,173,813 shares)		$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 29,733,029

Expenses
Distribution and service plan fees	$ 5,725,834
Independent trustees' compensation	6,641
Total expenses before reductions	5,732,475
Expense reductions	(6,641)	5,725,834
Net investment income (loss)		24,007,195
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(58,372,129)
Capital gain distributions from underlying funds	40,704,738
Total net realized gain (loss)		(17,667,391)
Change in net unrealized appreciation (depreciation) on underlying funds		263,557,971
Net gain (loss)		245,890,580
Net increase (decrease) in net assets resulting from operations		$ 269,897,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,007,195	$ 20,740,984
Net realized gain (loss)	(17,667,391)	(16,413,025)
Change in net unrealized appreciation (depreciation)	263,557,971	493,374,347
Net increase (decrease) in net assets resulting from operations	269,897,775	497,702,306
Distributions to shareholders from net investment income	(23,893,943)	(19,871,061)
Distributions to shareholders from net realized gain	(17,498,965)	(13,024,758)
Total distributions	(41,392,908)	(32,895,819)
Share transactions - net increase (decrease)	191,320,603	319,644,448
Total increase (decrease) in net assets	419,825,470	784,450,935

Net Assets
Beginning of period	1,706,354,795	921,903,860
End of period (including undistributed net investment income of $2,499,240 and undistributed net investment income of $2,385,989, respectively)	$ 2,126,180,265	$ 1,706,354,795

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.16	.16	.21	.22	.20
Net realized and unrealized gain (loss)	1.54	3.68	(5.10)	(.63)	1.09
Total from investment operations	1.70	3.84	(4.89)	(.41)	1.29
Distributions from net investment income	(.16)	(.15)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.27)	(.24) F	(.71)	(.57)	(.49)
Net asset value, end of period	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Total Return A, B	15.27%	50.17%	(38.49)%	(3.22)%	9.82%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.61%	2.08%	1.53%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Income from Investment Operations
Net investment income (loss) C	.13	.14	.19	.19	.17
Net realized and unrealized gain (loss)	1.54	3.66	(5.09)	(.64)	1.09
Total from investment operations	1.67	3.80	(4.90)	(.45)	1.26
Distributions from net investment income	(.13)	(.13)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.24)	(.22) F	(.68)	(.53)	(.46)
Net asset value, end of period	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Total Return A, B	14.98%	49.72%	(38.62)%	(3.49)%	9.59%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.36%	1.83%	1.28%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,443	$ 382,092	$ 236,333	$ 297,618	$ 281,508
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) C	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	(.07)	(.08)	(.11)	(.09)	(.09)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.18)	(.17) F	(.61)	(.46)	(.40)
Net asset value, end of period	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Total Return A, B	14.38%	49.07%	(38.94)%	(3.96)%	8.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,275	$ 51,360	$ 35,701	$ 60,367	$ 56,845
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) C	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	(.08)	(.08)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.19)	(.18) F	(.62)	(.46)	(.40)
Net asset value, end of period	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Total Return A, B	14.38%	49.06%	(38.96)%	(3.95)%	9.00%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,349	$ 63,700	$ 40,294	$ 58,768	$ 54,338
Portfolio turnover rate	38%	20%	22%	10%	8%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Income from Investment Operations
Net investment income (loss) B	.19	.19	.23	.26	.24
Net realized and unrealized gain (loss)	1.55	3.69	(5.11)	(.64)	1.09
Total from investment operations	1.74	3.88	(4.88)	(.38)	1.33
Distributions from net investment income	(.19)	(.17)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.30)	(.27) F	(.74)	(.60)	(.52)
Net asset value, end of period	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Total Return A	15.56%	50.42%	(38.31)%	(3.01)%	10.08%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.86%	2.33%	1.78%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 321,529	$ 178,232	$ 82,534	$ 69,011	$ 24,902
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.5
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.5
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.7
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series All-Sector Equity Fund	10.4	10.6
Fidelity Series Large Cap Value Fund	10.5	9.4
Fidelity Series Small Cap Opportunities Fund	2.6	2.7
	52.1	53.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.0	4.3
Fidelity Advisor Overseas Fund Institutional Class	3.0	4.4
Fidelity Series International Growth Fund	5.8	4.6
Fidelity Series International Small Cap Fund	1.1	0.9
Fidelity Series International Value Fund	5.6	4.5
	18.5	18.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	3.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	7.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.1	0.0
	7.2	7.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.8	1.7
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	8.3	8.0
	10.1	9.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.7%
Domestic Equity Funds	52.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	10.1%

Six months ago
Commodity Funds	8.0%
Domestic Equity Funds	53.0%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	8,971,260	$ 118,241,211
Domestic Equity Funds - 52.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,139,798	70,838,453
Fidelity Advisor Growth & Income Fund Institutional Class	5,459,525	98,544,419
Fidelity Advisor Large Cap Fund Institutional Class	4,948,338	97,630,713
Fidelity Advisor Small Cap Fund Institutional Class	1,302,079	36,549,357
Fidelity Series 100 Index Fund	9,199,930	84,639,355
Fidelity Series All-Sector Equity Fund	10,776,266	141,276,842
Fidelity Series Large Cap Value Fund	11,682,539	142,643,801
Fidelity Series Small Cap Opportunities Fund	3,036,089	35,795,489
TOTAL DOMESTIC EQUITY FUNDS		707,918,429
TOTAL DOMESTIC EQUITY FUNDS (Cost $695,143,858)		826,159,640
International Equity Funds - 21.9%

Developed International Equity Funds - 18.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,471,989	41,554,135
Fidelity Advisor Overseas Fund Institutional Class	2,158,037	41,067,445
Fidelity Series International Growth Fund	6,802,777	78,299,968
Fidelity Series International Small Cap Fund	1,233,232	15,218,086
Fidelity Series International Value Fund	7,238,249	75,929,230
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		252,068,864

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	2,416,231	$ 46,294,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $255,152,465)		298,363,853
Bond Funds - 17.3%

High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	139,953	1,400,110
Fidelity Series High Income Fund	9,634,078	96,533,459
TOTAL HIGH YIELD BOND FUNDS		97,933,569
Investment Grade Bond Funds - 10.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,389,434	23,655,401
Fidelity Series Investment Grade Bond Fund	9,947,997	113,208,201
TOTAL INVESTMENT GRADE BOND FUNDS		136,863,602
TOTAL BOND FUNDS (Cost $231,134,575)		234,797,171
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,181,430,898)		1,359,320,664
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,586)
NET ASSETS - 100%		$ 1,359,179,078
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $65,938,206 of which $37,616,185 and $28,322,021 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,181,430,898) - See accompanying schedule		$ 1,359,320,664
Cash		14
Receivable for investments sold		263,246
Receivable for fund shares sold		2,371,470
Distributions receivable from underlying funds		170,271
Total assets		1,362,125,665

Liabilities
Payable for investments purchased	$ 28,556
Payable for fund shares redeemed	2,606,155
Distribution and service plan fees payable	311,876
Total liabilities		2,946,587

Net Assets		$ 1,359,179,078
Net Assets consist of:
Paid in capital		$ 1,247,592,683
Undistributed net investment income		1,027,531
Accumulated undistributed net realized gain (loss) on investments		(67,330,902)
Net unrealized appreciation (depreciation) on investments		177,889,766
Net Assets		$ 1,359,179,078

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($906,896,449 ÷ 74,888,743 shares)		$ 12.11

Maximum offering price per share (100/94.25 of $12.11)		$ 12.85
Class T: Net Asset Value and redemption price per share ($169,441,773 ÷ 14,058,036 shares)		$ 12.05

Maximum offering price per share (100/96.50 of $12.05)		$ 12.49
Class B: Net Asset Value and offering price per share ($28,359,922 ÷ 2,370,406 shares)A		$ 11.96

Class C: Net Asset Value and offering price per share ($36,389,127 ÷ 3,042,760 shares)A		$ 11.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($218,091,807 ÷ 17,927,403 shares)		$ 12.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 16,633,700

Expenses
Distribution and service plan fees	$ 3,222,095
Independent trustees' compensation	3,943
Total expenses before reductions	3,226,038
Expense reductions	(3,943)	3,222,095
Net investment income (loss)		13,411,605
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,749,300)
Capital gain distributions from underlying funds	25,933,525
Total net realized gain (loss)		(1,815,775)
Change in net unrealized appreciation (depreciation) on underlying funds		167,217,095
Net gain (loss)		165,401,320
Net increase (decrease) in net assets resulting from operations		$ 178,812,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,411,605	$ 10,755,699
Net realized gain (loss)	(1,815,775)	(5,148,261)
Change in net unrealized appreciation (depreciation)	167,217,095	267,687,993
Net increase (decrease) in net assets resulting from operations	178,812,925	273,295,431
Distributions to shareholders from net investment income	(13,257,727)	(10,794,748)
Distributions to shareholders from net realized gain	(10,450,172)	(6,934,476)
Total distributions	(23,707,899)	(17,729,224)
Share transactions - net increase (decrease)	235,486,573	237,182,238
Total increase (decrease) in net assets	390,591,599	492,748,445

Net Assets
Beginning of period	968,587,479	475,839,034
End of period (including undistributed net investment income of $1,027,531 and undistributed net investment income of $873,654, respectively)	$ 1,359,179,078	$ 968,587,479

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Income from Investment Operations
Net investment income (loss) C	.14	.14	.20	.20	.19
Net realized and unrealized gain (loss)	1.56	3.55	(4.92)	(.60)	1.02
Total from investment operations	1.70	3.69	(4.72)	(.40)	1.21
Distributions from net investment income	(.13)	(.14)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.24)	(.22)	(.63) G	(.51)	(.44) F
Net asset value, end of period	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Total Return A, B	16.13%	51.59%	(39.29)%	(3.34)%	9.74%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.51%	2.04%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 906,896	$ 669,450	$ 314,996	$ 336,805	$ 146,175
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Income from Investment Operations
Net investment income (loss) C	.11	.12	.17	.17	.16
Net realized and unrealized gain (loss)	1.55	3.53	(4.89)	(.62)	1.01
Total from investment operations	1.66	3.65	(4.72)	(.45)	1.17
Distributions from net investment income	(.11)	(.12)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.11)	(.08)	(.45)	(.33)	(.28)
Total distributions	(.21) H	(.20)	(.60) G	(.46)	(.41) F
Net asset value, end of period	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Total Return A, B	15.84%	51.17%	(39.42)%	(3.66)%	9.46%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.01%	1.26%	1.79%	1.26%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,442	$ 143,106	$ 81,463	$ 99,531	$ 84,368
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Income from Investment Operations
Net investment income (loss) C	.05	.07	.13	.10	.09
Net realized and unrealized gain (loss)	1.55	3.50	(4.86)	(.61)	1.02
Total from investment operations	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	(.06)	(.07)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.16)	(.15)	(.55) G	(.40)	(.36) F
Net asset value, end of period	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Total Return A, B	15.28%	50.43%	(39.76)%	(4.10)%	8.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.51%	.76%	1.30%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,360	$ 27,408	$ 17,892	$ 27,854	$ 23,065
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Income from Investment Operations
Net investment income (loss) C	.06	.07	.12	.10	.09
Net realized and unrealized gain (loss)	1.54	3.50	(4.85)	(.61)	1.02
Total from investment operations	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	(.06)	(.08)	(.11)	(.08)	(.09)
Distributions from net realized gain	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.16)	(.16)	(.55) G	(.40)	(.36) F
Net asset value, end of period	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Total Return A, B	15.33%	50.28%	(39.70)%	(4.10)%	8.99%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.51%	.76%	1.29%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,389	$ 30,994	$ 17,821	$ 23,168	$ 19,041
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Income from Investment Operations
Net investment income (loss) B	.17	.17	.22	.24	.22
Net realized and unrealized gain (loss)	1.57	3.55	(4.93)	(.62)	1.02
Total from investment operations	1.74	3.72	(4.71)	(.38)	1.24
Distributions from net investment income	(.16)	(.16)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.26) H	(.24)	(.65) G	(.54)	(.46) F
Net asset value, end of period	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Total Return A	16.51%	51.81%	(39.08)%	(3.19)%	9.98%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.76%	2.29%	1.76%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,092	$ 97,629	$ 43,667	$ 34,162	$ 6,371
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.8	8.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	5.5
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.3	7.6
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.7
Fidelity Series 100 Index Fund	6.3	6.0
Fidelity Series All-Sector Equity Fund	10.5	10.7
Fidelity Series Large Cap Value Fund	10.6	9.6
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	52.7	53.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.1	4.3
Fidelity Advisor Overseas Fund Institutional Class	3.1	4.4
Fidelity Series International Growth Fund	5.8	4.8
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	5.7	4.6
	18.8	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	3.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	8.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	8.0	0.0
	8.1	8.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.4	1.3
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	6.8	6.3
	8.2	7.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.8%
Domestic Equity Funds	52.7%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	8.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	7.6%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.8%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund	9,885,136	$ 130,286,098
Domestic Equity Funds - 52.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,246,655	77,479,588
Fidelity Advisor Growth & Income Fund Institutional Class	5,980,065	107,940,174
Fidelity Advisor Large Cap Fund Institutional Class	5,419,923	106,935,072
Fidelity Advisor Small Cap Fund Institutional Class	1,427,034	40,056,850
Fidelity Series 100 Index Fund	10,079,322	92,729,763
Fidelity Series All-Sector Equity Fund	11,796,791	154,655,929
Fidelity Series Large Cap Value Fund	12,785,335	156,108,940
Fidelity Series Small Cap Opportunities Fund	3,327,043	39,225,840
TOTAL DOMESTIC EQUITY FUNDS		775,132,156
TOTAL DOMESTIC EQUITY FUNDS (Cost $809,456,488)		905,418,254
International Equity Funds - 22.2%

Developed International Equity Funds - 18.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,701,665	45,414,995
Fidelity Advisor Overseas Fund Institutional Class	2,358,476	44,881,793
Fidelity Series International Growth Fund	7,445,324	85,695,684
Fidelity Series International Small Cap Fund	1,347,657	16,630,085
Fidelity Series International Value Fund	7,921,596	83,097,540
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		275,720,097

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	2,640,271	$ 50,587,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $316,699,454)		326,307,685
Bond Funds - 16.3%

High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	169,520	1,695,900
Fidelity Series High Income Fund	11,669,396	116,927,343
TOTAL HIGH YIELD BOND FUNDS		118,623,243
Investment Grade Bond Funds - 8.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,121,333	21,001,193
Fidelity Series Investment Grade Bond Fund	8,762,516	99,717,434
TOTAL INVESTMENT GRADE BOND FUNDS		120,718,627
TOTAL BOND FUNDS (Cost $238,455,637)		239,341,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,364,611,579)		1,471,067,809
NET OTHER ASSETS (LIABILITIES) - 0.0%		(145,632)
NET ASSETS - 100%		$ 1,470,922,177
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $8,343,013 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,364,611,579) - See accompanying schedule		$ 1,471,067,809
Cash		103
Receivable for investments sold		88,842
Receivable for fund shares sold		2,844,424
Distributions receivable from underlying funds		206,314
Total assets		1,474,207,492

Liabilities
Payable for investments purchased	$ 1,025,296
Payable for fund shares redeemed	1,884,280
Distribution and service plan fees payable	375,739
Total liabilities		3,285,315

Net Assets		$ 1,470,922,177
Net Assets consist of:
Paid in capital		$ 1,372,130,404
Undistributed net investment income		959,515
Accumulated undistributed net realized gain (loss) on investments		(8,623,972)
Net unrealized appreciation (depreciation) on investments		106,456,230
Net Assets		$ 1,470,922,177

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($865,008,171 ÷ 66,794,945 shares)		$ 12.95

Maximum offering price per share (100/94.25 of $12.95)		$ 13.74
Class T: Net Asset Value and redemption price per share ($276,334,726 ÷ 21,389,470 shares)		$ 12.92

Maximum offering price per share (100/96.50 of $12.92)		$ 13.39
Class B: Net Asset Value and offering price per share ($41,935,078 ÷ 3,270,683 shares)A		$ 12.82

Class C: Net Asset Value and offering price per share ($58,415,958 ÷ 4,562,634 shares)A		$ 12.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($229,228,244 ÷ 17,627,009 shares)		$ 13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 19,022,307

Expenses
Distribution and service plan fees	$ 4,182,766
Independent trustees' compensation	4,613
Total expenses before reductions	4,187,379
Expense reductions	(4,613)	4,182,766
Net investment income (loss)		14,839,541
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,216,272
Capital gain distributions from underlying funds	28,387,384
Total net realized gain (loss)		39,603,656
Change in net unrealized appreciation (depreciation) on underlying funds		144,982,726
Net gain (loss)		184,586,382
Net increase (decrease) in net assets resulting from operations		$ 199,425,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,839,541	$ 13,624,680
Net realized gain (loss)	39,603,656	36,682,501
Change in net unrealized appreciation (depreciation)	144,982,726	319,580,977
Net increase (decrease) in net assets resulting from operations	199,425,923	369,888,158
Distributions to shareholders from net investment income	(14,806,752)	(13,844,304)
Distributions to shareholders from net realized gain	(11,833,286)	(8,692,491)
Total distributions	(26,640,038)	(22,536,795)
Share transactions - net increase (decrease)	103,322,755	202,733,553
Total increase (decrease) in net assets	276,108,640	550,084,916

Net Assets
Beginning of period	1,194,813,537	644,728,621
End of period (including undistributed net investment income of $959,515 and undistributed net investment income of $926,726, respectively)	$ 1,470,922,177	$ 1,194,813,537

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Income from Investment Operations
Net investment income (loss) C	.15	.15	.21	.22	.21
Net realized and unrealized gain (loss)	1.69	3.87	(5.44)	(.74)	1.16
Total from investment operations	1.84	4.02	(5.23)	(.52)	1.37
Distributions from net investment income	(.15)	(.15)	(.20)	(.20)	(.18)
Distributions from net realized gain	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.26)	(.24)	(.75) G	(.60)	(.51) F
Net asset value, end of period	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Total Return A,B	16.38%	53.15%	(40.42)%	(3.92)%	10.09%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.52%	2.02%	1.47%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,008	$ 670,673	$ 342,357	$ 428,381	$ 263,733
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

G Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Income from Investment Operations
Net investment income (loss) C	.12	.13	.18	.18	.17
Net realized and unrealized gain (loss)	1.68	3.86	(5.43)	(.72)	1.16
Total from investment operations	1.80	3.99	(5.25)	(.54)	1.33
Distributions from net investment income	(.11)	(.13)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.22)	(.22)	(.72) G	(.56)	(.48) F
Net asset value, end of period	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Total Return A,B	16.06%	52.83%	(40.61)%	(4.05)%	9.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.27%	1.77%	1.22%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,335	$ 300,594	$ 181,917	$ 238,675	$ 221,815
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

G Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Income from Investment Operations
Net investment income (loss) C	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	1.66	3.83	(5.37)	(.73)	1.14
Total from investment operations	1.72	3.91	(5.24)	(.62)	1.24
Distributions from net investment income	(.06)	(.08)	(.11)	(.10)	(.10)
Distributions from net realized gain	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.16)	(.17)	(.66) G	(.49)	(.41) F
Net asset value, end of period	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Total Return A,B	15.43%	52.08%	(40.85)%	(4.59)%	9.25%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,935	$ 43,773	$ 29,479	$ 50,827	$ 46,110
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Income from Investment Operations
Net investment income (loss) C	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	1.66	3.83	(5.37)	(.72)	1.13
Total from investment operations	1.72	3.91	(5.24)	(.61)	1.23
Distributions from net investment income	(.07)	(.08)	(.12)	(.10)	(.10)
Distributions from net realized gain	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.17)	(.17)	(.67) G	(.49)	(.41) F
Net asset value, end of period	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Total Return A,B	15.39%	52.18%	(40.91)%	(4.54)%	9.17%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,416	$ 53,334	$ 34,036	$ 54,549	$ 54,022
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Income from Investment Operations
Net investment income (loss) B	.18	.18	.23	.25	.24
Net realized and unrealized gain (loss)	1.69	3.88	(5.45)	(.74)	1.17
Total from investment operations	1.87	4.06	(5.22)	(.49)	1.41
Distributions from net investment income	(.18)	(.17)	(.22)	(.23)	(.21)
Distributions from net realized gain	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.29)	(.26)	(.78) G	(.63)	(.54) F
Net asset value, end of period	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Total Return A	16.57%	53.53%	(40.24)%	(3.70)%	10.36%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.77%	2.27%	1.72%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,228	$ 126,440	$ 56,940	$ 46,457	$ 19,197
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

G Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	8.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.6
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.7
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.8
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	10.7	10.9
Fidelity Series Large Cap Value Fund	10.9	9.7
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	53.8	54.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.2	4.4
Fidelity Advisor Overseas Fund Institutional Class	3.1	4.4
Fidelity Series International Growth Fund	5.9	4.8
Fidelity Series International Small Cap Fund	1.2	0.9
Fidelity Series International Value Fund	5.8	4.7
	19.2	19.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	3.3
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	9.8
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	9.3	0.0
	9.4	9.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.8	0.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	4.1	4.0
	4.9	4.9

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	8.2%
Domestic Equity Funds	54.6%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	3,350,344	$ 44,157,536
Domestic Equity Funds - 53.8%
Fidelity Advisor Equity Growth Fund Institutional Class	413,022	25,669,333
Fidelity Advisor Growth & Income Fund Institutional Class	1,979,559	35,731,036
Fidelity Advisor Large Cap Fund Institutional Class	1,794,490	35,405,292
Fidelity Advisor Small Cap Fund Institutional Class	471,621	13,238,414
Fidelity Series 100 Index Fund	3,332,122	30,655,523
Fidelity Series All-Sector Equity Fund	3,904,704	51,190,666
Fidelity Series Large Cap Value Fund	4,252,729	51,925,827
Fidelity Series Small Cap Opportunities Fund	1,100,141	12,970,665
TOTAL DOMESTIC EQUITY FUNDS		256,786,756
TOTAL DOMESTIC EQUITY FUNDS (Cost $252,033,745)		300,944,292
International Equity Funds - 22.7%

Developed International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	897,029	15,079,057
Fidelity Advisor Overseas Fund Institutional Class	783,219	14,904,650
Fidelity Series International Growth Fund	2,468,213	28,409,135
Fidelity Series International Small Cap Fund	445,909	5,502,523
Fidelity Series International Value Fund	2,626,970	27,556,910
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		91,452,275

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	876,119	$ 16,786,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $92,139,961)		108,238,719
Bond Funds - 14.3%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	64,210	642,360
Fidelity Series High Income Fund	4,420,047	44,288,867
TOTAL HIGH YIELD BOND FUNDS		44,931,227
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	381,353	3,775,392
Fidelity Series Investment Grade Bond Fund	1,734,346	19,736,854
TOTAL INVESTMENT GRADE BOND FUNDS		23,512,246
TOTAL BOND FUNDS (Cost $67,725,945)		68,443,473
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $411,899,651)		477,626,484
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,712)
NET ASSETS - 100%		$ 477,602,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $4,711,973 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $411,899,651) - See accompanying schedule		$ 477,626,484
Cash		55
Receivable for investments sold		9,516
Receivable for fund shares sold		1,099,500
Distributions receivable from underlying funds		78,099
Total assets		478,813,654

Liabilities
Payable for investments purchased	$ 729,823
Payable for fund shares redeemed	379,190
Distribution and service plan fees payable	101,869
Total liabilities		1,210,882

Net Assets		$ 477,602,772
Net Assets consist of:
Paid in capital		$ 416,868,005
Undistributed net investment income		434,537
Accumulated undistributed net realized gain (loss) on investments		(5,426,603)
Net unrealized appreciation (depreciation) on investments		65,726,833
Net Assets		$ 477,602,772

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($320,730,680 ÷ 31,834,182 shares)		$ 10.08

Maximum offering price per share (100/94.25 of $10.08)		$ 10.69
Class T: Net Asset Value and redemption price per share ($60,267,677 ÷ 6,004,056 shares)		$ 10.04

Maximum offering price per share (100/96.50 of $10.04)		$ 10.40
Class B: Net Asset Value and offering price per share ($4,611,679 ÷ 460,577 shares)A		$ 10.01

Class C: Net Asset Value and offering price per share ($8,753,183 ÷ 875,390 shares)A		$ 10.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,239,553 ÷ 8,231,056 shares)		$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 5,756,548

Expenses
Distribution and service plan fees	$ 986,412
Independent trustees' compensation	1,269
Total expenses before reductions	987,681
Expense reductions	(1,269)	986,412
Net investment income (loss)		4,770,136
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	621,206
Capital gain distributions from underlying funds	8,646,888
Total net realized gain (loss)		9,268,094
Change in net unrealized appreciation (depreciation) on underlying funds		48,630,118
Net gain (loss)		57,898,212
Net increase (decrease) in net assets resulting from operations		$ 62,668,348

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,770,136	$ 3,090,802
Net realized gain (loss)	9,268,094	(580,792)
Change in net unrealized appreciation (depreciation)	48,630,118	74,319,321
Net increase (decrease) in net assets resulting from operations	62,668,348	76,829,331
Distributions to shareholders from net investment income	(4,605,379)	(3,060,635)
Distributions to shareholders from net realized gain	(3,215,417)	(2,023,492)
Total distributions	(7,820,796)	(5,084,127)
Share transactions - net increase (decrease)	130,893,423	102,731,596
Total increase (decrease) in net assets	185,740,975	174,476,800

Net Assets
Beginning of period	291,861,797	117,384,997
End of period (including undistributed net investment income of $434,537 and undistributed net investment income of $269,780, respectively)	$ 477,602,772	$ 291,861,797

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.12	.16	.16	.12
Net realized and unrealized gain (loss)	1.33	3.02	(4.29)	(.57)	1.06
Total from investment operations	1.45	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.11)	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.19)	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B,C,D	16.67%	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.35%	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320,731	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	.14	.13	.09
Net realized and unrealized gain (loss)	1.32	3.02	(4.28)	(.57)	1.06
Total from investment operations	1.42	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	(.09)	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.17)	(.17)	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B,C,D	16.36%	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.10%	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,268	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	1.32	3.01	(4.27)	(.57)	1.06
Total from investment operations	1.37	3.07	(4.16)	(.49)	1.11
Distributions from net investment income	(.05)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Total Return B,C,D	15.71%	52.74%	(41.39)%	(4.65)%	11.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,612	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	1.32	3.01	(4.27)	(.58)	1.06
Total from investment operations	1.37	3.07	(4.16)	(.50)	1.11
Distributions from net investment income	(.06)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13) J	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Total Return B,C,D	15.80%	52.90%	(41.39)%	(4.74)%	11.08%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,753	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.14	.18	.19	.14
Net realized and unrealized gain (loss)	1.32	3.04	(4.30)	(.59)	1.06
Total from investment operations	1.47	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.13)	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.21)	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B,C	16.86%	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.60%	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,240	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.9	8.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.9
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	8.1
Fidelity Advisor Large Cap Fund Institutional Class	7.8	8.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.9
Fidelity Series 100 Index Fund	6.7	6.4
Fidelity Series All-Sector Equity Fund	11.2	11.4
Fidelity Series Large Cap Value Fund	11.3	10.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	56.1	57.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.3	4.7
Fidelity Advisor Overseas Fund Institutional Class	3.3	4.7
Fidelity Series International Growth Fund	6.2	5.1
Fidelity Series International Small Cap Fund	1.2	1.0
Fidelity Series International Value Fund	6.0	4.9
	20.0	20.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	9.9
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	9.3	0.0
	9.4	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	0.9	0.6
	1.0	0.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Six months ago
Commodity Funds	8.6%
Domestic Equity Funds	57.0%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.7%

Expected
Commodity Funds	9.7%
Domestic Equity Funds	55.0%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund	2,716,092	$ 35,798,090
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class	327,857	20,376,284
Fidelity Advisor Growth & Income Fund Institutional Class	1,571,715	28,369,464
Fidelity Advisor Large Cap Fund Institutional Class	1,424,776	28,110,836
Fidelity Advisor Small Cap Fund Institutional Class	374,358	10,508,233
Fidelity Series 100 Index Fund	2,647,456	24,356,596
Fidelity Series All-Sector Equity Fund	3,108,420	40,751,384
Fidelity Series Large Cap Value Fund	3,361,442	41,043,208
Fidelity Series Small Cap Opportunities Fund	873,271	10,295,866
TOTAL DOMESTIC EQUITY FUNDS		203,811,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $199,831,566)		239,609,961
International Equity Funds - 23.6%

Developed International Equity Funds - 20.0%
Fidelity Advisor Diversified International Fund Institutional Class	711,305	11,957,032
Fidelity Advisor Overseas Fund Institutional Class	621,021	11,818,023
Fidelity Series International Growth Fund	1,956,973	22,524,759
Fidelity Series International Small Cap Fund	354,707	4,377,080
Fidelity Series International Value Fund	2,082,798	21,848,550
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		72,525,444

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	694,888	$ 13,314,059
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,046,035)		85,839,503
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	48,885	489,053
Fidelity Series High Income Fund	3,365,147	33,718,776
TOTAL HIGH YIELD BOND FUNDS		34,207,829
Investment Grade Bond Funds - 1.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	43,522	430,867
Fidelity Series Investment Grade Bond Fund	279,890	3,185,152
TOTAL INVESTMENT GRADE BOND FUNDS		3,616,019
TOTAL BOND FUNDS (Cost $37,675,727)		37,823,848
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $309,553,328)		363,273,312
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,016)
NET ASSETS - 100%		$ 363,246,296
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $9,460,678 of which $7,387,590 and $2,073,088 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $309,553,328) - See accompanying schedule		$ 363,273,312
Receivable for investments sold		58,053
Receivable for fund shares sold		1,159,908
Distributions receivable from underlying funds		59,428
Total assets		364,550,701

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased	490,051
Payable for fund shares redeemed	727,907
Distribution and service plan fees payable	86,441
Total liabilities		1,304,405

Net Assets		$ 363,246,296
Net Assets consist of:
Paid in capital		$ 319,648,808
Undistributed net investment income		187,172
Accumulated undistributed net realized gain (loss) on investments		(10,309,668)
Net unrealized appreciation (depreciation) on investments		53,719,984
Net Assets		$ 363,246,296

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,548,765 ÷ 22,204,534 shares)		$ 9.93

Maximum offering price per share (100/94.25 of $9.93)		$ 10.54
Class T: Net Asset Value and redemption price per share ($61,195,440 ÷ 6,179,564 shares)		$ 9.90

Maximum offering price per share (100/96.50 of $9.90)		$ 10.26
Class B: Net Asset Value and offering price per share ($6,703,624 ÷ 680,117 shares)A		$ 9.86

Class C: Net Asset Value and offering price per share ($12,013,802 ÷ 1,217,571 shares)A		$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,784,665 ÷ 6,294,954 shares)		$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 4,207,967

Expenses
Distribution and service plan fees	$ 843,917
Independent trustees' compensation	1,013
Total expenses before reductions	844,930
Expense reductions	(1,013)	843,917
Net investment income (loss)		3,364,050
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,912,355)
Capital gain distributions from underlying funds	6,619,448
Total net realized gain (loss)		2,707,093
Change in net unrealized appreciation (depreciation) on underlying funds		43,618,643
Net gain (loss)		46,325,736
Net increase (decrease) in net assets resulting from operations		$ 49,689,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,364,050	$ 2,390,969
Net realized gain (loss)	2,707,093	234,035
Change in net unrealized appreciation (depreciation)	43,618,643	64,796,791
Net increase (decrease) in net assets resulting from operations	49,689,786	67,421,795
Distributions to shareholders from net investment income	(3,328,255)	(2,382,215)
Distributions to shareholders from net realized gain	(2,446,029)	(1,702,157)
Total distributions	(5,774,284)	(4,084,372)
Share transactions - net increase (decrease)	79,457,808	74,234,725
Total increase (decrease) in net assets	123,373,310	137,572,148

Net Assets
Beginning of period	239,872,986	102,300,838
End of period (including undistributed net investment income of $187,172 and undistributed net investment income of $151,377, respectively)	$ 363,246,296	$ 239,872,986

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.11	.16	.16	.13
Net realized and unrealized gain (loss)	1.34	3.05	(4.39)	(.60)	1.06
Total from investment operations	1.45	3.16	(4.23)	(.44)	1.19
Distributions from net investment income	(.11)	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.18) J	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Total Return B,C,D	16.99%	55.94%	(42.30)%	(4.27)%	11.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.23%	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,549	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.14	.13	.11
Net realized and unrealized gain (loss)	1.33	3.05	(4.37)	(.59)	1.05
Total from investment operations	1.42	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	(.09)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.16) J	(.16)	(.41) I	(.26)	(.14)
Net asset value, end of period	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B,C,D	16.66%	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	.98%	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,195	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	1.34	3.03	(4.35)	(.59)	1.07
Total from investment operations	1.38	3.08	(4.25)	(.52)	1.13
Distributions from net investment income	(.05)	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Total Return B,C,D	16.16%	54.72%	(42.71)%	(4.93)%	11.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,704	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	1.34	3.05	(4.35)	(.59)	1.06
Total from investment operations	1.38	3.10	(4.25)	(.52)	1.12
Distributions from net investment income	(.05)	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.12)	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Total Return B,C,D	16.16%	55.15%	(42.74)%	(4.99)%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,014	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.13	.17	.18	.15
Net realized and unrealized gain (loss)	1.34	3.08	(4.40)	(.59)	1.06
Total from investment operations	1.47	3.21	(4.23)	(.41)	1.21
Distributions from net investment income	(.13)	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.20) J	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Total Return B,C	17.17%	56.66%	(42.22)%	(4.02)%	12.16%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.48%	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,785	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 254,450,368	$ 15,097,830	$ (1,240,748)	$ 13,857,082
Advisor Freedom 2005	226,308,879	20,131,453	(1,272,852)	18,858,601
Advisor Freedom 2010	778,578,042	90,826,046	(4,039,480)	86,786,566
Advisor Freedom 2015	1,436,244,493	155,840,261	(8,965,214)	146,875,047
Advisor Freedom 2020	2,224,605,313	299,202,650	(13,307,205)	285,895,445
Advisor Freedom 2025	1,705,974,556	240,668,240	(13,112,504)	227,555,736
Advisor Freedom 2030	1,851,836,312	287,784,237	(13,194,454)	274,589,783
Advisor Freedom 2035	1,185,450,526	185,165,695	(11,295,557)	173,870,138
Advisor Freedom 2040	1,367,918,465	142,699,638	(39,550,294)	103,149,344
Advisor Freedom 2045	413,532,657	67,404,862	(3,311,035)	64,093,827
Advisor Freedom 2050	311,154,330	54,934,408	(2,815,426)	52,118,982

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 334,390	$ (1,843,340)	$ 13,857,082
Advisor Freedom 2005	636,273	(10,668,320)	18,858,601
Advisor Freedom 2010	2,367,300	(64,568,962)	86,786,566
Advisor Freedom 2015	4,390,617	(70,260,528)	146,875,047
Advisor Freedom 2020	7,072,019	(159,878,472)	285,895,445
Advisor Freedom 2025	5,717,870	(94,931,344)	227,555,736
Advisor Freedom 2030	6,275,538	(151,905,233)	274,589,783
Advisor Freedom 2035	3,654,464	(65,938,206)	173,870,138
Advisor Freedom 2040	3,985,437	(8,343,013)	103,149,344
Advisor Freedom 2045	1,352,912	(4,711,973)	64,093,827
Advisor Freedom 2050	939,183	(9,460,678)	52,118,982

The tax character of distributions paid was as follows:

March 31, 2011
Ordinary Income
Advisor Freedom Income	$ 5,222,539
Advisor Freedom 2005	4,810,358
Advisor Freedom 2010	18,506,535
Advisor Freedom 2015	32,043,769
Advisor Freedom 2020	51,822,133
Advisor Freedom 2025	37,582,515
Advisor Freedom 2030	41,392,908
Advisor Freedom 2035	23,707,899
Advisor Freedom 2040	26,640,038
Advisor Freedom 2045	7,820,796
Advisor Freedom 2050	5,774,284

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2010
Ordinary Income
Advisor Freedom Income	$ 5,386,214
Advisor Freedom 2005	4,599,553
Advisor Freedom 2010	21,195,098
Advisor Freedom 2015	30,068,389
Advisor Freedom 2020	46,813,378
Advisor Freedom 2025	30,807,178
Advisor Freedom 2030	32,895,819
Advisor Freedom 2035	17,729,224
Advisor Freedom 2040	22,536,795
Advisor Freedom 2045	5,084,127
Advisor Freedom 2050	4,084,372

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	112,241,847	87,997,563
Advisor Freedom 2005	110,153,598	91,226,065
Advisor Freedom 2010	334,992,248	364,901,354
Advisor Freedom 2015	623,143,997	455,099,699
Advisor Freedom 2020	1,042,257,096	854,948,802
Advisor Freedom 2025	833,754,838	542,793,719
Advisor Freedom 2030	903,340,959	688,923,630
Advisor Freedom 2035	582,068,528	331,050,185
Advisor Freedom 2040	607,219,512	487,507,973
Advisor Freedom 2045	251,554,644	115,106,534
Advisor Freedom 2050	186,927,428	103,293,661

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 382,574	$ 43,037
Class T	.25%	.25%	280,121	105
Class B	.75%	.25%	48,114	36,104
Class C	.75%	.25%	163,202	29,930
			$ 874,011	$ 109,176

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2005	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 403,820	$ 78,774
Class T	.25%	.25%	108,138	307
Class B	.75%	.25%	27,356	20,591
Class C	.75%	.25%	90,452	8,045
			$ 629,766	$ 107,717
Advisor Freedom 2010
Class A	0%	.25%	$ 1,229,508	$ 179,315
Class T	.25%	.25%	868,770	1,831
Class B	.75%	.25%	195,879	147,126
Class C	.75%	.25%	448,912	37,957
			$ 2,743,069	$ 366,229
Advisor Freedom 2015
Class A	0%	.25%	$ 2,213,927	$ 316,727
Class T	.25%	.25%	1,140,560	536
Class B	.75%	.25%	346,317	260,025
Class C	.75%	.25%	657,478	72,664
			$ 4,358,282	$ 649,952
Advisor Freedom 2020
Class A	0%	.25%	$ 3,358,253	$ 477,829
Class T	.25%	.25%	2,215,736	3,050
Class B	.75%	.25%	677,849	508,590
Class C	.75%	.25%	954,354	109,582
			$ 7,206,192	$ 1,099,051
Advisor Freedom 2025
Class A	0%	.25%	$ 2,740,976	$ 420,238
Class T	.25%	.25%	1,190,671	1,713
Class B	.75%	.25%	385,064	289,034
Class C	.75%	.25%	552,258	71,282
			$ 4,868,969	$ 782,267
Advisor Freedom 2030
Class A	0%	.25%	$ 2,826,119	$ 385,731
Class T	.25%	.25%	1,769,944	2,008
Class B	.75%	.25%	494,486	371,175
Class C	.75%	.25%	635,285	74,027
			$ 5,725,834	$ 832,941
Advisor Freedom 2035
Class A	0%	.25%	$ 1,862,832	$ 288,617
Class T	.25%	.25%	763,441	641
Class B	.75%	.25%	273,842	205,546
Class C	.75%	.25%	321,980	46,619
			$ 3,222,095	$ 541,423
Advisor Freedom 2040
Class A	0%	.25%	$ 1,825,053	$ 200,826
Class T	.25%	.25%	1,392,188	4,373
Class B	.75%	.25%	422,918	317,439
Class C	.75%	.25%	542,607	63,801
			$ 4,182,766	$ 586,439
Advisor Freedom 2045
Class A	0%	.25%	$ 619,875	$ 100,625
Class T	.25%	.25%	251,216	613
Class B	.75%	.25%	42,478	31,889
Class C	.75%	.25%	72,843	15,531
			$ 986,412	$ 148,658

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2050	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 421,189	$ 41,252
Class T	.25%	.25%	257,576	123
Class B	.75%	.25%	61,496	46,168
Class C	.75%	.25%	103,656	20,163
			$ 843,917	$ 107,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 15,037
Class T	3,652
Class B*	18,548
Class C*	2,489
$ 39,726
Advisor Freedom 2005
Class A	$ 11,018
Class T	1,338
Class B*	4,560
Class C*	3,219
$ 20,135
Advisor Freedom 2010
Class A	$ 21,049
Class T	9,745
Class B*	41,152
Class C*	2,907
$ 74,853
Advisor Freedom 2015
Class A	$ 59,492
Class T	17,325
Class B*	64,616
Class C*	5,339
$ 146,772
Advisor Freedom 2020
Class A	$ 114,506
Class T	33,114
Class B*	114,487
Class C*	7,092
$ 269,199
Advisor Freedom 2025
Class A	$ 89,850
Class T	28,643
Class B*	87,057
Class C*	4,609
$ 210,159
Advisor Freedom 2030
Class A	$ 93,615
Class T	31,256
Class B*	104,418
Class C*	8,434
$ 237,723

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2035	Retained by FDC
Class A	$ 55,349
Class T	21,209
Class B*	53,297
Class C*	4,118
$ 133,973
Advisor Freedom 2040
Class A	$ 83,454
Class T	27,307
Class B*	78,925
Class C*	4,977
$ 194,663
Advisor Freedom 2045
Class A	$ 21,043
Class T	7,148
Class B*	14,825
Class C*	1,797
$ 44,813
Advisor Freedom 2050
Class A	$ 32,590
Class T	7,407
Class B*	20,649
Class C*	1,895
$ 62,541

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor High Income Advantage Fund for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Series High Income Fund. Realized gains and losses on the redemptions of Fidelity Advisor High Income Advantage Fund in connection with the reallocation are presented in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemption of Fidelity Advisor High Income Advantage Fund
Advisor Freedom Income	$ 13,455,239	$ 1,651,656
Advisor Freedom 2005	12,007,335	1,136,043
Advisor Freedom 2010	43,118,025	4,068,771
Advisor Freedom 2015	78,558,507	7,509,054
Advisor Freedom 2020	161,919,947	16,869,136
Advisor Freedom 2025	140,516,818	14,776,402
Advisor Freedom 2030	154,657,547	16,821,605
Advisor Freedom 2035	98,071,910	10,825,565
Advisor Freedom 2040	118,790,811	2,673,435
Advisor Freedom 2045	44,994,697	6,421,204
Advisor Freedom 2050	34,256,151	5,200,248

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 560
Class T	.50%	205
Class B	1.00%	18
Class C	1.00%	60
Institutional Class	.00%	88
Advisor Freedom 2005
Class A	.25%	591
Class T	.50%	79
Class B	1.00%	10
Class C	1.00%	33
Institutional Class	.00%	94
Advisor Freedom 2010
Class A	.25%	1,821
Class T	.50%	643
Class B	1.00%	72
Class C	1.00%	166
Institutional Class	.00%	339
Advisor Freedom 2015
Class A	.25%	3,223
Class T	.50%	830
Class B	1.00%	126
Class C	1.00%	239
Institutional Class	.00%	653
Advisor Freedom 2020
Class A	.25%	4,903
Class T	.50%	1,617
Class B	1.00%	247
Class C	1.00%	348
Institutional Class	.00%	993
Advisor Freedom 2025
Class A	.25%	3,956
Class T	.50%	859
Class B	1.00%	139
Class C	1.00%	199
Institutional Class	.00%	692
Advisor Freedom 2030
Class A	.25%	4,106
Class T	.50%	1,285
Class B	1.00%	179
Class C	1.00%	231
Institutional Class	.00%	840

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 2,672
Class T	.50%	547
Class B	1.00%	98
Class C	1.00%	115
Institutional Class	.00%	511
Advisor Freedom 2040
Class A	.25%	2,655
Class T	.50%	1,012
Class B	1.00%	154
Class C	1.00%	197
Institutional Class	.00%	595
Advisor Freedom 2045
Class A	.25%	875
Class T	.50%	177
Class B	1.00%	15
Class C	1.00%	25
Institutional Class	.00%	177
Advisor Freedom 2050
Class A	.25%	599
Class T	.50%	183
Class B	1.00%	22
Class C	1.00%	38
Institutional Class	.00%	171

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2011	2010
Advisor Freedom Income
From net investment income
Class A	$ 2,314,788	$ 2,649,510
Class T	713,724	962,627
Class B	35,269	69,674
Class C	126,076	185,548
Institutional Class	412,814	317,793
Total	$ 3,602,671	$ 4,185,152
From net realized gain
Class A	$ 975,505	$ 732,418
Class T	358,557	282,856
Class B	28,200	27,780
Class C	104,824	75,264
Institutional Class	152,782	82,744
Total	$ 1,619,868	$ 1,201,062
Advisor Freedom 2005
From net investment income
Class A	$ 2,294,168	$ 2,464,352
Class T	241,548	327,239
Class B	15,643	32,599
Class C	57,338	95,996
Institutional Class	436,507	330,921
Total	$ 3,045,204	$ 3,251,107

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2011	2010
Advisor Freedom 2005
From net realized gain
Class A	$ 1,292,493	$ 994,230
Class T	171,153	147,352
Class B	21,561	21,486
Class C	72,294	61,066
Institutional Class	207,653	124,312
Total	$ 1,765,154	$ 1,348,446
Advisor Freedom 2010
From net investment income
Class A	$ 7,309,097	$ 9,091,104
Class T	1,843,742	3,497,344
Class B	113,116	293,043
Class C	316,760	620,780
Institutional Class	1,616,987	1,468,089
Total	$ 11,199,702	$ 14,970,360
From net realized gain
Class A	$ 4,424,218	$ 3,593,351
Class T	1,481,376	1,546,799
Class B	170,299	178,771
Class C	403,696	368,444
Institutional Class	827,244	537,373
Total	$ 7,306,833	$ 6,224,738
Advisor Freedom 2015
From net investment income
Class A	$ 12,855,664	$ 13,679,424
Class T	2,635,413	3,527,564
Class B	206,545	416,674
Class C	428,961	743,299
Institutional Class	3,196,021	2,473,155
Total	$ 19,322,604	$ 20,840,116
From net realized gain
Class A	$ 8,081,708	$ 5,842,830
Class T	2,057,692	1,678,828
Class B	312,381	274,462
Class C	597,134	483,221
Institutional Class	1,672,250	948,932
Total	$ 12,721,165	$ 9,228,273
Advisor Freedom 2020
From net investment income
Class A	$ 20,017,211	$ 18,974,843
Class T	4,788,796	7,050,784
Class B	417,553	736,617
Class C	683,691	991,170
Institutional Class	4,636,483	3,574,261
Total	$ 30,543,734	$ 31,327,675
From net realized gain
Class A	$ 13,012,233	$ 8,917,115
Class T	4,137,340	3,758,542
Class B	643,981	555,113
Class C	920,729	727,102
Institutional Class	2,564,116	1,527,831
Total	$ 21,278,399	$ 15,485,703

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2011	2010
Advisor Freedom 2025
From net investment income
Class A	$ 15,436,008	$ 14,118,695
Class T	2,761,297	2,959,037
Class B	249,917	362,584
Class C	385,546	486,550
Institutional Class	3,306,034	2,155,759
Total	$ 22,138,802	$ 20,082,625
From net realized gain
Class A	$ 10,435,875	$ 7,285,104
Class T	2,278,134	1,738,010
Class B	366,251	307,778
Class C	532,901	396,872
Institutional Class	1,830,552	996,789
Total	$ 15,443,713	$ 10,724,553
Advisor Freedom 2030
From net investment income
Class A	$ 15,885,460	$ 12,452,357
Class T	3,544,555	4,250,834
Class B	289,353	365,617
Class C	417,601	474,232
Institutional Class	3,756,974	2,328,021
Total	$ 23,893,943	$ 19,871,061
From net realized gain
Class A	$ 10,935,573	$ 7,715,428
Class T	3,356,005	3,092,971
Class B	456,867	420,885
Class C	601,231	529,883
Institutional Class	2,149,289	1,265,591
Total	$ 17,498,965	$ 13,024,758
Advisor Freedom 2035
From net investment income
Class A	$ 9,201,625	$ 7,722,463
Class T	1,508,142	1,461,433
Class B	146,233	182,301
Class C	187,609	206,849
Institutional Class	2,214,118	1,221,702
Total	$ 13,257,727	$ 10,794,748
From net realized gain
Class A	$ 7,122,431	$ 4,762,560
Class T	1,471,380	1,063,886
Class B	242,360	213,235
Class C	289,817	229,952
Institutional Class	1,324,184	664,843
Total	$ 10,450,172	$ 6,934,476
Advisor Freedom 2040
From net investment income
Class A	$ 9,382,608	$ 8,229,546
Class T	2,437,956	3,279,826
Class B	218,091	308,904
Class C	307,296	383,546
Institutional Class	2,460,801	1,642,482
Total	$ 14,806,752	$ 13,844,304

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2011	2010
Advisor Freedom 2040
From net realized gain
Class A	$ 6,904,056	$ 4,852,217
Class T	2,633,448	2,246,554
Class B	367,758	335,168
Class C	475,772	406,856
Institutional Class	1,452,252	851,696
Total	$ 11,833,286	$ 8,692,491
Advisor Freedom 2045
From net investment income
Class A	$ 3,205,236	$ 2,212,999
Class T	540,295	408,091
Class B	23,614	25,209
Class C	48,491	39,467
Institutional Class	787,743	374,869
Total	$ 4,605,379	$ 3,060,635
From net realized gain
Class A	$ 2,227,851	$ 1,430,150
Class T	459,052	305,415
Class B	35,506	29,833
Class C	61,596	44,309
Institutional Class	431,412	213,785
Total	$ 3,215,417	$ 2,023,492
Advisor Freedom 2050
From net investment income
Class A	$ 2,095,291	$ 1,439,113
Class T	516,727	429,631
Class B	33,895	33,433
Class C	62,418	56,059
Institutional Class	619,924	423,979
Total	$ 3,328,255	$ 2,382,215
From net realized gain
Class A	$ 1,473,391	$ 987,306
Class T	457,203	342,451
Class B	48,699	43,522
Class C	81,250	74,386
Institutional Class	385,486	254,492
Total	$ 2,446,029	$ 1,702,157

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom Income
Class A
Shares sold	6,742,883	5,939,919	$ 70,990,544	$ 58,801,119
Reinvestment of distributions	307,703	337,348	3,244,142	3,334,001
Shares redeemed	(6,310,616)	(3,231,976)	(66,644,649)	(32,123,087)
Net increase (decrease)	739,970	3,045,291	$ 7,590,037	$ 30,012,033
Class T
Shares sold	2,537,111	2,030,571	$ 26,724,748	$ 19,971,346
Reinvestment of distributions	96,147	121,701	1,013,774	1,199,887
Shares redeemed	(2,373,124)	(2,006,879)	(25,096,544)	(19,795,299)
Net increase (decrease)	260,134	145,393	$ 2,641,978	$ 1,375,934

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom Income
Class B
Shares sold	88,084	162,405	$ 914,898	$ 1,613,389
Reinvestment of distributions	5,485	9,197	57,752	90,890
Shares redeemed	(245,009)	(147,684)	(2,582,330)	(1,450,520)
Net increase (decrease)	(151,440)	23,918	$ (1,609,680)	$ 253,759
Class C
Shares sold	441,928	396,874	$ 4,643,877	$ 3,943,497
Reinvestment of distributions	18,498	22,975	195,080	227,312
Shares redeemed	(352,733)	(300,368)	(3,743,810)	(2,962,489)
Net increase (decrease)	107,693	119,481	$ 1,095,147	$ 1,208,320
Institutional Class
Shares sold	2,556,329	1,124,925	$ 27,181,011	$ 11,177,705
Reinvestment of distributions	52,562	40,001	556,359	396,841
Shares redeemed	(1,356,615)	(381,938)	(14,424,513)	(3,796,827)
Net increase (decrease)	1,252,276	782,988	$ 13,312,857	$ 7,777,719
Advisor Freedom 2005
Class A
Shares sold	5,609,613	7,317,164	$ 60,880,533	$ 72,565,372
Reinvestment of distributions	325,191	339,976	3,555,363	3,435,631
Shares redeemed	(5,151,918)	(3,890,338)	(55,840,299)	(38,525,238)
Net increase (decrease)	782,886	3,766,802	$ 8,595,597	$ 37,475,765
Class T
Shares sold	730,487	1,132,309	$ 7,924,718	$ 11,030,532
Reinvestment of distributions	36,423	45,061	398,016	455,100
Shares redeemed	(1,062,251)	(773,364)	(11,498,714)	(7,549,693)
Net increase (decrease)	(295,341)	404,006	$ (3,175,980)	$ 3,935,939
Class B
Shares sold	8,537	54,150	$ 90,002	$ 533,127
Reinvestment of distributions	3,019	4,964	32,958	50,271
Shares redeemed	(90,010)	(109,244)	(981,855)	(1,080,645)
Net increase (decrease)	(78,454)	(50,130)	$ (858,895)	$ (497,247)
Class C
Shares sold	147,121	305,167	$ 1,607,419	$ 3,018,553
Reinvestment of distributions	10,949	14,510	119,425	146,747
Shares redeemed	(287,607)	(267,085)	(3,140,453)	(2,621,078)
Net increase (decrease)	(129,537)	52,592	$ (1,413,609)	$ 544,222
Institutional Class
Shares sold	2,075,491	937,114	$ 22,866,153	$ 9,468,701
Reinvestment of distributions	57,924	44,760	637,888	455,233
Shares redeemed	(854,883)	(359,918)	(9,388,329)	(3,572,136)
Net increase (decrease)	1,278,532	621,956	$ 14,115,712	$ 6,351,798
Advisor Freedom 2010
Class A
Shares sold	16,095,416	18,880,491	$ 180,711,445	$ 190,682,441
Reinvestment of distributions	1,025,173	1,212,193	11,588,751	12,543,848
Shares redeemed	(16,025,057)	(17,530,431)	(178,906,727)	(178,487,457)
Net increase (decrease)	1,095,532	2,562,253	$ 13,393,469	$ 24,738,832
Class T
Shares sold	3,880,033	5,949,706	$ 42,686,442	$ 58,943,534
Reinvestment of distributions	290,165	481,295	3,253,690	4,961,234
Shares redeemed	(10,204,939)	(7,663,328)	(112,184,260)	(76,116,113)
Net increase (decrease)	(6,034,741)	(1,232,327)	$ (66,244,128)	$ (12,211,345)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2010
Class B
Shares sold	93,857	182,133	$ 1,003,129	$ 1,835,344
Reinvestment of distributions	22,756	42,625	255,827	441,800
Shares redeemed	(858,645)	(595,063)	(9,618,220)	(5,991,071)
Net increase (decrease)	(742,032)	(370,305)	$ (8,359,264)	$ (3,713,927)
Class C
Shares sold	535,760	952,028	$ 5,915,274	$ 9,446,683
Reinvestment of distributions	56,804	86,895	637,277	896,335
Shares redeemed	(1,180,387)	(1,279,015)	(12,966,143)	(12,836,486)
Net increase (decrease)	(587,823)	(240,092)	$ (6,413,592)	$ (2,493,468)
Institutional Class
Shares sold	5,627,504	3,337,499	$ 63,470,104	$ 33,780,398
Reinvestment of distributions	212,399	192,208	2,414,202	1,998,866
Shares redeemed	(3,110,566)	(1,682,623)	(34,999,374)	(17,082,328)
Net increase (decrease)	2,729,337	1,847,084	$ 30,884,932	$ 18,696,936
Advisor Freedom 2015
Class A
Shares sold	27,732,699	32,164,983	$ 310,274,647	$ 323,357,211
Reinvestment of distributions	1,841,287	1,876,238	20,720,499	19,317,105
Shares redeemed	(21,697,911)	(16,585,226)	(241,513,846)	(165,743,140)
Net increase (decrease)	7,876,075	17,455,995	$ 89,481,300	$ 176,931,176
Class T
Shares sold	5,882,611	6,975,850	$ 65,251,137	$ 68,177,681
Reinvestment of distributions	404,719	490,769	4,542,977	5,039,209
Shares redeemed	(7,251,020)	(6,790,785)	(80,629,160)	(67,432,006)
Net increase (decrease)	(963,690)	675,834	$ (10,835,046)	$ 5,784,884
Class B
Shares sold	191,482	449,760	$ 2,066,206	$ 4,433,310
Reinvestment of distributions	42,030	64,006	470,481	659,460
Shares redeemed	(801,776)	(633,005)	(8,927,194)	(6,220,872)
Net increase (decrease)	(568,264)	(119,239)	$ (6,390,507)	$ (1,128,102)
Class C
Shares sold	1,233,517	1,453,766	$ 13,642,003	$ 14,350,142
Reinvestment of distributions	82,686	110,378	925,371	1,134,531
Shares redeemed	(1,381,438)	(1,395,406)	(15,136,214)	(13,893,073)
Net increase (decrease)	(65,235)	168,738	$ (568,840)	$ 1,591,600
Institutional Class
Shares sold	10,948,482	5,176,355	$ 123,310,581	$ 52,604,404
Reinvestment of distributions	419,853	329,755	4,762,383	3,408,927
Shares redeemed	(4,028,135)	(2,498,861)	(45,224,559)	(25,183,981)
Net increase (decrease)	7,340,200	3,007,249	$ 82,848,405	$ 30,829,350
Advisor Freedom 2020
Class A
Shares sold	42,385,127	45,183,836	$ 490,968,694	$ 463,202,937
Reinvestment of distributions	2,789,668	2,595,974	32,676,917	27,655,510
Shares redeemed	(30,533,371)	(22,376,535)	(352,138,611)	(229,963,322)
Net increase (decrease)	14,641,424	25,403,275	$ 171,507,000	$ 260,895,125
Class T
Shares sold	10,333,537	13,389,476	$ 118,202,049	$ 134,409,911
Reinvestment of distributions	753,997	1,003,112	8,780,977	10,676,415
Shares redeemed	(20,539,717)	(14,031,668)	(233,180,192)	(143,283,312)
Net increase (decrease)	(9,452,183)	360,920	$ (106,197,166)	$ 1,803,014

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2020
Class B
Shares sold	368,121	786,273	$ 4,060,760	$ 7,911,628
Reinvestment of distributions	82,240	116,218	957,119	1,242,364
Shares redeemed	(1,902,848)	(1,125,596)	(22,013,230)	(11,397,490)
Net increase (decrease)	(1,452,487)	(223,105)	$ (16,995,351)	$ (2,243,498)
Class C
Shares sold	1,664,023	2,227,854	$ 18,885,357	$ 22,595,108
Reinvestment of distributions	124,410	147,034	1,450,199	1,569,561
Shares redeemed	(1,991,323)	(1,920,594)	(22,726,168)	(19,584,995)
Net increase (decrease)	(202,890)	454,294	$ (2,390,612)	$ 4,579,674
Institutional Class
Shares sold	15,993,749	8,404,614	$ 187,257,774	$ 87,788,002
Reinvestment of distributions	601,425	474,048	7,094,949	5,075,149
Shares redeemed	(6,509,087)	(3,015,266)	(76,123,009)	(31,218,230)
Net increase (decrease)	10,086,087	5,863,396	$ 118,229,714	$ 61,644,921
Advisor Freedom 2025
Class A
Shares sold	37,031,547	40,250,497	$ 413,280,512	$ 395,216,135
Reinvestment of distributions	2,276,155	2,082,741	25,700,489	21,253,319
Shares redeemed	(25,478,996)	(17,708,216)	(283,196,123)	(173,855,795)
Net increase (decrease)	13,828,706	24,625,022	$ 155,784,878	$ 242,613,659
Class T
Shares sold	6,893,938	8,314,781	$ 76,306,756	$ 80,263,098
Reinvestment of distributions	434,732	448,807	4,920,153	4,590,362
Shares redeemed	(7,345,717)	(5,953,703)	(81,980,377)	(58,549,334)
Net increase (decrease)	(17,047)	2,809,885	$ (753,468)	$ 26,304,126
Class B
Shares sold	249,430	580,667	$ 2,611,983	$ 5,471,445
Reinvestment of distributions	50,463	63,222	566,440	646,389
Shares redeemed	(686,905)	(658,819)	(7,580,412)	(6,344,074)
Net increase (decrease)	(387,012)	(14,930)	$ (4,401,989)	$ (226,240)
Class C
Shares sold	1,289,642	1,510,376	$ 14,187,941	$ 14,596,541
Reinvestment of distributions	77,327	82,292	866,774	840,011
Shares redeemed	(1,165,343)	(907,187)	(12,701,967)	(8,676,397)
Net increase (decrease)	201,626	685,481	$ 2,352,748	$ 6,760,155
Institutional Class
Shares sold	13,417,346	4,943,550	$ 152,104,559	$ 48,886,534
Reinvestment of distributions	438,558	307,002	5,003,022	3,146,123
Shares redeemed	(3,507,339)	(1,470,965)	(39,481,295)	(14,449,276)
Net increase (decrease)	10,348,565	3,779,587	$ 117,626,286	$ 37,583,381
Advisor Freedom 2030
Class A
Shares sold	36,308,773	38,797,182	$ 422,799,888	$ 395,875,652
Reinvestment of distributions	2,244,767	1,866,748	26,598,860	19,998,334
Shares redeemed	(24,491,451)	(17,846,987)	(283,894,538)	(181,939,183)
Net increase (decrease)	14,062,089	22,816,943	$ 165,504,210	$ 233,934,803
Class T
Shares sold	10,464,373	12,307,212	$ 120,222,230	$ 122,751,803
Reinvestment of distributions	579,968	680,438	6,809,846	7,274,926
Shares redeemed	(17,532,281)	(9,841,745)	(199,844,267)	(99,921,008)
Net increase (decrease)	(6,487,940)	3,145,905	$ (72,812,191)	$ 30,105,721

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2030
Class B
Shares sold	273,983	600,341	$ 3,002,253	$ 5,980,332
Reinvestment of distributions	58,164	70,777	683,212	763,149
Shares redeemed	(1,172,272)	(760,195)	(13,660,495)	(7,622,000)
Net increase (decrease)	(840,125)	(89,077)	$ (9,975,030)	$ (878,519)
Class C
Shares sold	1,166,069	1,605,657	$ 13,411,785	$ 16,073,300
Reinvestment of distributions	79,998	87,396	940,253	939,821
Shares redeemed	(1,516,187)	(1,278,913)	(17,340,843)	(13,072,332)
Net increase (decrease)	(270,120)	414,140	$ (2,988,805)	$ 3,940,789
Institutional Class
Shares sold	14,756,707	6,778,493	$ 173,957,761	$ 70,133,488
Reinvestment of distributions	486,184	333,659	5,794,863	3,581,406
Shares redeemed	(5,798,972)	(2,077,011)	(68,160,205)	(21,173,240)
Net increase (decrease)	9,443,919	5,035,141	$ 111,592,419	$ 52,541,654
Advisor Freedom 2035
Class A
Shares sold	27,970,555	29,478,855	$ 308,468,907	$ 283,259,853
Reinvestment of distributions	1,446,498	1,224,913	16,211,663	12,371,642
Shares redeemed	(17,409,245)	(11,681,770)	(190,855,839)	(113,019,155)
Net increase (decrease)	12,007,808	19,021,998	$ 133,824,731	$ 182,612,340
Class T
Shares sold	5,393,602	5,784,903	$ 58,683,253	$ 54,332,277
Reinvestment of distributions	260,979	245,284	2,909,844	2,472,154
Shares redeemed	(5,098,171)	(3,918,900)	(56,262,333)	(37,204,051)
Net increase (decrease)	556,410	2,111,287	$ 5,330,764	$ 19,600,380
Class B
Shares sold	181,743	405,509	$ 1,860,461	$ 3,788,136
Reinvestment of distributions	33,086	38,336	365,557	387,872
Shares redeemed	(449,264)	(357,555)	(4,866,708)	(3,379,935)
Net increase (decrease)	(234,435)	86,290	$ (2,640,690)	$ 796,073
Class C
Shares sold	763,399	971,148	$ 8,246,950	$ 9,096,299
Reinvestment of distributions	40,998	41,555	453,892	420,018
Shares redeemed	(707,167)	(574,523)	(7,564,157)	(5,371,383)
Net increase (decrease)	97,230	438,180	$ 1,136,685	$ 4,144,934
Institutional Class
Shares sold	11,027,172	3,975,253	$ 122,599,210	$ 38,607,280
Reinvestment of distributions	303,802	186,356	3,441,276	1,885,670
Shares redeemed	(2,535,451)	(1,088,290)	(28,205,403)	(10,464,439)
Net increase (decrease)	8,795,523	3,073,319	$ 97,835,083	$ 30,028,511
Advisor Freedom 2040
Class A
Shares sold	24,772,426	24,913,305	$ 290,957,352	$ 252,890,462
Reinvestment of distributions	1,347,352	1,193,321	16,116,359	12,861,441
Shares redeemed	(18,286,233)	(12,253,872)	(213,969,269)	(125,782,802)
Net increase (decrease)	7,833,545	13,852,754	$ 93,104,442	$ 139,969,101
Class T
Shares sold	7,976,427	10,000,332	$ 92,151,888	$ 99,858,612
Reinvestment of distributions	422,557	509,696	5,006,423	5,481,963
Shares redeemed	(13,512,695)	(8,036,589)	(155,218,830)	(81,578,421)
Net increase (decrease)	(5,113,711)	2,473,439	$ (58,060,519)	$ 23,762,154

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2040
Class B
Shares sold	209,959	476,095	$ 2,309,982	$ 4,732,469
Reinvestment of distributions	46,081	58,166	543,523	628,599
Shares redeemed	(873,544)	(566,960)	(10,194,639)	(5,619,118)
Net increase (decrease)	(617,504)	(32,699)	$ (7,341,134)	$ (258,050)
Class C
Shares sold	1,118,317	1,191,976	$ 12,931,197	$ 11,944,778
Reinvestment of distributions	63,034	70,129	745,182	756,765
Shares redeemed	(1,361,404)	(1,050,495)	(15,808,490)	(10,581,828)
Net increase (decrease)	(180,053)	211,610	$ (2,132,111)	$ 2,119,715
Institutional Class
Shares sold	11,010,598	4,937,197	$ 130,588,540	$ 50,576,131
Reinvestment of distributions	311,564	230,524	3,751,417	2,486,427
Shares redeemed	(4,767,648)	(1,571,826)	(56,587,880)	(15,921,925)
Net increase (decrease)	6,554,514	3,595,895	$ 77,752,077	$ 37,140,633
Advisor Freedom 2045
Class A
Shares sold	15,649,671	13,663,363	$ 142,479,055	$ 108,131,504
Reinvestment of distributions	580,532	434,034	5,409,938	3,629,970
Shares redeemed	(7,686,625)	(4,807,430)	(69,866,274)	(38,399,839)
Net increase (decrease)	8,543,578	9,289,967	$ 78,022,719	$ 73,361,635
Class T
Shares sold	3,458,321	3,019,866	$ 31,367,898	$ 23,345,550
Reinvestment of distributions	106,232	84,802	986,814	708,733
Shares redeemed	(2,489,332)	(1,269,123)	(22,900,338)	(9,935,840)
Net increase (decrease)	1,075,221	1,835,545	$ 9,454,374	$ 14,118,443
Class B
Shares sold	64,679	151,912	$ 553,980	$ 1,183,636
Reinvestment of distributions	6,187	6,409	57,081	53,934
Shares redeemed	(76,608)	(75,001)	(675,735)	(599,710)
Net increase (decrease)	(5,742)	83,320	$ (64,674)	$ 637,860
Class C
Shares sold	358,203	299,037	$ 3,208,567	$ 2,351,191
Reinvestment of distributions	11,564	9,804	107,229	82,368
Shares redeemed	(201,823)	(118,526)	(1,842,121)	(901,091)
Net increase (decrease)	167,944	190,315	$ 1,473,675	$ 1,532,468
Institutional Class
Shares sold	5,606,405	2,136,614	$ 52,004,125	$ 16,905,851
Reinvestment of distributions	128,213	70,375	1,205,418	588,654
Shares redeemed	(1,215,140)	(553,542)	(11,202,214)	(4,413,315)
Net increase (decrease)	4,519,478	1,653,447	$ 42,007,329	$ 13,081,190
Advisor Freedom 2050
Class A
Shares sold	11,629,928	9,581,471	$ 104,240,785	$ 73,833,021
Reinvestment of distributions	385,855	291,959	3,532,343	2,406,119
Shares redeemed	(5,707,133)	(4,148,608)	(51,265,603)	(32,257,966)
Net increase (decrease)	6,308,650	5,724,822	$ 56,507,525	$ 43,981,174
Class T
Shares sold	3,483,884	3,635,495	$ 30,992,620	$ 27,820,143
Reinvestment of distributions	106,163	92,896	968,745	765,843
Shares redeemed	(2,786,022)	(2,095,310)	(24,961,552)	(16,196,123)
Net increase (decrease)	804,025	1,633,081	$ 6,999,813	$ 12,389,863

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2050
Class B
Shares sold	110,536	210,935	$ 933,871	$ 1,592,970
Reinvestment of distributions	8,784	9,042	79,624	75,136
Shares redeemed	(119,007)	(87,238)	(1,034,921)	(663,372)
Net increase (decrease)	313	132,739	$ (21,426)	$ 1,004,734
Class C
Shares sold	389,030	373,964	$ 3,445,107	$ 2,823,004
Reinvestment of distributions	14,950	14,928	136,149	124,197
Shares redeemed	(306,396)	(224,961)	(2,713,863)	(1,746,454)
Net increase (decrease)	97,584	163,931	$ 867,393	$ 1,200,747
Institutional Class
Shares sold	4,230,159	2,689,897	$ 38,199,787	$ 21,086,162
Reinvestment of distributions	107,698	82,208	985,312	678,287
Shares redeemed	(2,667,285)	(780,619)	(24,080,596)	(6,106,242)
Net increase (decrease)	1,670,572	1,991,486	$ 15,104,503	$ 15,658,207

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	11%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	54%
Fidelity Advisor Large Cap Fund	63%
Fidelity Advisor Overseas Fund	29%
Fidelity Advisor Short Fixed-Income Fund	21%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/09/11	05/06/11	$0.012	$0.006
Class T	05/09/11	05/06/11	$0.010	$0.006
Class B	05/09/11	05/06/11	$0.006	$0.006
Class C	05/09/11	05/06/11	$0.006	$0.006
Fidelity Advisor Freedom 2005 Fund
Class A	05/09/11	05/06/11	$0.019	$0.013
Class T	05/09/11	05/06/11	$0.012	$0.013
Class B	05/09/11	05/06/11	$0.000	$0.005
Class C	05/09/11	05/06/11	$0.000	$0.000
Fidelity Advisor Freedom 2010 Fund
Class A	05/09/11	05/06/11	$0.020	$0.016
Class T	05/09/11	05/06/11	$0.012	$0.016
Class B	05/09/11	05/06/11	$0.000	$0.009
Class C	05/09/11	05/06/11	$0.000	$0.014
Fidelity Advisor Freedom 2015 Fund
Class A	05/12/11	05/11/11	$0.020	$0.016
Class T	05/12/11	05/11/11	$0.014	$0.016
Class B	05/12/11	05/11/11	$0.001	$0.016
Class C	05/12/11	05/11/11	$0.003	$0.016
Fidelity Advisor Freedom 2020 Fund
Class A	05/09/11	05/06/11	$0.019	$0.020
Class T	05/09/11	05/06/11	$0.011	$0.020
Class B	05/09/11	05/06/11	$0.000	$0.012
Class C	05/09/11	05/06/11	$0.000	$0.015
Fidelity Advisor Freedom 2025 Fund
Class A	05/09/11	05/06/11	$0.016	$0.022
Class T	05/09/11	05/06/11	$0.008	$0.022
Class B	05/09/11	05/06/11	$0.000	$0.014
Class C	05/09/11	05/06/11	$0.000	$0.017
Fidelity Advisor Freedom 2030 Fund
Class A	05/09/11	05/06/11	$0.016	$0.025
Class T	05/09/11	05/06/11	$0.008	$0.025
Class B	05/09/11	05/06/11	$0.000	$0.014
Class C	05/09/11	05/06/11	$0.000	$0.017
Fidelity Advisor Freedom 2035 Fund
Class A	05/09/11	05/06/11	$0.009	$0.026
Class T	05/09/11	05/06/11	$0.001	$0.026
Class B	05/09/11	05/06/11	$0.000	$0.011
Class C	05/09/11	05/06/11	$0.000	$0.013
Fidelity Advisor Freedom 2040 Fund
Class A	05/09/11	05/06/11	$0.009	$0.029
Class T	05/09/11	05/06/11	$0.003	$0.029
Class B	05/09/11	05/06/11	$0.000	$0.019
Class C	05/09/11	05/06/11	$0.000	$0.020
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2045 Fund
Class A	05/12/11	05/11/11	$0.009	$0.021
Class T	05/12/11	05/11/11	$0.002	$0.021
Class B	05/12/11	05/11/11	$0.000	$0.011
Class C	05/12/11	05/11/11	$0.000	$0.012
Fidelity Advisor Freedom 2050 Fund
Class A	05/12/11	05/11/11	$0.005	$0.023
Class T	05/12/11	05/11/11	$0.000	$0.021
Class B	05/12/11	05/11/11	$0.000	$0.009
Class C	05/12/11	05/11/11	$0.000	$0.010

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	12.12%
Class T	12.12%
Class B	12.12%
Class C	12.12%
Fidelity Advisor Freedom 2005 Fund
Class A	9.11%
Class T	9.11%
Class B	9.11%
Class C	9.11%
Fidelity Advisor Freedom 2010 Fund
Class A	8.87%
Class T	8.87%
Class B	8.87%
Class C	8.87%
Fidelity Advisor Freedom 2015 Fund
Class A	8.49%
Class T	8.49%
Class B	8.49%
Class C	8.49%
Fidelity Advisor Freedom 2020 Fund
Class A	6.84%
Class T	6.84%
Class B	6.84%
Class C	6.84%
Fidelity Advisor Freedom 2025 Fund
Class A	5.35%
Class T	5.35%
Class B	5.35%
Class C	5.35%
Fidelity Advisor Freedom 2030 Fund
Class A	4.50%
Class T	4.50%
Class B	4.50%
Class C	4.50%
Fidelity Advisor Freedom 2035 Fund
Class A	2.91%
Class T	2.91%
Class B	2.91%
Class C	2.91%
Fidelity Advisor Freedom 2040 Fund
Class A	2.57%
Class T	2.57%
Class B	2.57%
Class C	2.57%
Fidelity Advisor Freedom 2045 Fund
Class A	1.79%
Class T	1.79%
Class B	1.79%
Class C	1.79%
Fidelity Advisor Freedom 2050 Fund
Class A	1.01%
Class T	1.01%
Class B	1.01%
Class C	1.01%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2010	3%	4%	5%	5%
June 2010	7%	9%	20%	16%
July 2010	7%	9%	16%	16%
August 2010	7%	8%	15%	15%
September 2010	7%	9%	20%	20%
October 2010	7%	9%	24%	18%
November 2010	7%	9%	20%	16%
December 2010 (Ex-Date 12/03/10)	7%	10%	25%	25%
December 2010 (Ex-Date 12/30/10)	8%	8%	8%	8%
February 2011	4%	5%	26%	26%
March 2011	4%	6%	38%	0%
Fidelity Advisor Freedom 2005 Fund
May 2010	4%	4%	6%	6%
December 2010	16%	18%	25%	24%
Fidelity Advisor Freedom 2010 Fund
May 2010	4%	4%	6%	6%
December 2010	16%	19%	25%	24%
Fidelity Advisor Freedom 2015 Fund
May 2010	4%	5%	7%	7%
December 2010	18%	20%	27%	26%
Fidelity Advisor Freedom 2020 Fund
May 2010	5%	5%	7%	7%
December 2010	20%	23%	30%	29%
Fidelity Advisor Freedom 2025 Fund
May 2010	6%	6%	9%	8%
December 2010	24%	26%	34%	34%
	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom 2030 Fund
May 2010	6%	7%	10%	10%
December 2010	25%	29%	37%	36%
Fidelity Advisor Freedom 2035 Fund
May 2010	7%	8%	11%	10%
December 2010	31%	35%	47%	46%
Fidelity Advisor Freedom 2040 Fund
May 2010	7%	8%	11%	11%
December 2010	30%	35%	48%	46%
Fidelity Advisor Freedom 2045 Fund
May 2010	7%	7%	10%	10%
December 2010	33%	36%	50%	47%
Fidelity Advisor Freedom 2050 Fund
May 2010	8%	9%	13%	13%
December 2010	35%	39%	54%	52%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2010	6%	6%	8%	8%
June 2010	12%	14%	31%	25%
July 2010	12%	14%	25%	25%
August 2010	12%	13%	23%	23%
September 2010	12%	14%	31%	31%
October 2010	12%	14%	38%	28%
November 2010	12%	14%	31%	25%
December 2010 (Ex-Date 12/03/10)	11%	15%	40%	40%
December 2010 (Ex-Date 12/30/10)	12%	13%	13%	13%
February 2011	3%	4%	16%	16%
March 2011	3%	4%	23%	0%
Fidelity Advisor Freedom 2005 Fund
May 2010	5%	5%	7%	7%
December 2010	24%	27%	37%	36%
Fidelity Advisor Freedom 2010 Fund
May 2010	5%	5%	7%	7%
December 2010	26%	30%	40%	37%
Fidelity Advisor Freedom 2015 Fund
May 2010	5%	6%	8%	8%
December 2010	27%	31%	41%	40%
Fidelity Advisor Freedom 2020 Fund
May 2010	6%	7%	9%	9%
December 2010	31%	36%	46%	44%
Fidelity Advisor Freedom 2025 Fund
May 2010	7%	8%	11%	10%
December 2010	36%	40%	52%	51%
Fidelity Advisor Freedom 2030 Fund
May 2010	7%	8%	12%	12%
December 2010	39%	45%	58%	56%
	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom 2035 Fund
May 2010	8%	9%	13%	12%
December 2010	47%	53%	71%	69%
Fidelity Advisor Freedom 2040 Fund
May 2010	9%	10%	13%	13%
December 2010	47%	55%	74%	72%
Fidelity Advisor Freedom 2045 Fund
May 2010	8%	9%	12%	12%
December 2010	49%	55%	75%	71%
Fidelity Advisor Freedom 2050 Fund
May 2010	10%	11%	15%	16%
December 2010	53%	59%	81%	79%

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-UANN-0511
1.792134.107

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Institutional Class

Annual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.36%	4.52%	4.46%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	11.02%	3.96%	5.12%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2005 Fund - Institutional Class
Barclays Capital U.S. Aggregate Bond Index
$14,479
$14,474
15,000
14,000
13,000
12,000
11,000
10,000
9,500
$ 9,200
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	12.50%	4.27%	5.71%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	12.67%	4.04%	5.73%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom 2015 Fund - Institutional Class
S&P 500® Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 7,700
$15,106
$14,544
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	14.09%	3.51%	6.35%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2020 Fund - Institutional Class
S&P 500 Index
17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 8,300
$16,053
$15,760
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	15.23%	3.52%	5.88%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2025 Fund - Institutional Class
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,700
$15,270
$14,544
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	15.56%	2.74%	6.38%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2030 Fund - Institutional Class
S&P 500 Index
18,000
16,000
14,000
12,000
10,000
9,000
$ 8,300
$16,088
$15,760
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	16.51%	2.79%	5.75%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2035 Fund - Institutional Class
S&P 500 Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,700
$15,129
$14,544
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Institutional Class	16.57%	2.59%	6.64%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2040 Fund - Institutional Class
S&P 500 Index
18,000
16,000
14,000
12,000
10,000
9,000
$ 8,300
$16,393
$15,760
2004
2005
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Institutional Class	16.86%	2.94%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2045 Fund - Institutional Class
S&P 500 Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$5,900
$11,502
$11,424
2006
2007
2008
2009
2010
'11

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Institutional Class	17.17%	2.78%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2050 Fund - Institutional Class
S&P 500 Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$5,700
$11,424
$11,418
2006
2007
2008
2009
2010
'11

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar. In the fixed-income area, investor appetite for higher-risk investments yielded solid returns. The BofA Merrill LynchSM US High Yield Constrained Index rose 14.14%, outpacing the 5.12% gain in the Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade debt universe, which was held back by the weak returns of government securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: Each of the Class A, Class T, Class B and Class C shares of the Advisor Freedom Funds (excluding sales charges) delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than Funds with larger allocations to the investment-grade debt and short-term debt asset classes. On an absolute basis, both U.S. equities and non-U.S. equities performed very well for the one-year period, having gained traction in the second half of the period after a challenging initial six months. The equity asset classes were the main drivers of the Funds' absolute performance, which resulted in the longer-dated Funds posting the biggest gains during the one-year period ending March 31, 2011. In aggregate, the Funds' underlying U.S. equity investments outperformed the 17.73% return of the Dow Jones U.S. Total Stock Market IndexSM. Four of the nine underlying funds beat the Dow Jones index, with the strongest results coming from Fidelity® Series Small Cap Opportunities Fund. Fidelity® Series Commodity Strategy Fund, Fidelity Advisor® Small Cap Fund and Fidelity Advisor® Equity Growth Fund also were top contributors, each gaining more than 24%. Despite its strong absolute showing, Fidelity Series Large Cap Value Fund, a major holding, was the weakest performer, rising approximately 12% for the period. In the non-U.S. equity class, the Funds' underlying investments, in aggregate, soundly beat their benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index. Five of the six underlying non-U.S. equity funds beat the MSCI index. Fidelity Series International Small Cap Fund and Fidelity Series Emerging Markets Fund led the way, benefiting from a weaker U.S. dollar and the shift toward higher-risk asset classes that occurred in the second half of the period. Turning to the debt asset classes, both investment-grade debt and short-term debt instruments posted a positive absolute return for the year, despite weak performance within these two categories during the second half of the period. Propelled in part by strong relative results from these two categories, the Funds were able to outpace their respective Composite indexes for the one-year period. The Funds' investment-grade debt category handily beat the Barclays Capital® U.S. Aggregate Bond Index. Fidelity Series Investment Grade Bond Fund helped the Funds' results, as did Fidelity Advisor Strategic Real Return Fund, which roared past the broader bond market. The Funds' high-yield holding, Fidelity Advisor High Income Advantage Fund, also did well, as investors' appetite for risk increased. The Funds transitioned out of Advisor High Income Advantage and into Fidelity Series High Income Fund during the period. In the short-term debt asset class, Fidelity Advisor Short Fixed-Income Fund pushed the Funds' aggregate performance in this category well ahead of the 0.19% return of the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: Each of the Institutional Class shares of the Advisor Freedom Funds delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than the Funds with larger allocations to the investment-grade debt and short-term debt asset classes. On an absolute basis, both U.S. equities and non-U.S. equities performed very well for the one-year period, having gained traction in the second half of the period after a challenging initial six months. The equity asset classes were the main drivers of the Funds' absolute performance, which resulted in the longer-dated Funds posting the biggest gains during the one-year period ending March 31, 2011. In aggregate, the Funds' underlying U.S. equity investments outperformed the 17.73% return of the Dow Jones U.S. Total Stock Market IndexSM. Four of the nine underlying funds beat the Dow Jones index, with the strongest results coming from Fidelity® Series Small Cap Opportunities Fund. Fidelity® Series Commodity Strategy Fund, Fidelity Advisor® Small Cap Fund and Fidelity Advisor® Equity Growth Fund also were top contributors, each gaining more than 24%. Despite its strong absolute showing, Fidelity Series Large Cap Value Fund, a major holding, was the weakest performer, rising approximately 12% for the period. In the non-U.S. equity class, the Funds' underlying investments, in aggregate, soundly beat their benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index. Five of the six underlying non-U.S. equity funds beat the MSCI index. Fidelity Series International Small Cap Fund and Fidelity Series Emerging Markets Fund led the way, benefiting from a weaker U.S. dollar and the shift toward higher-risk asset classes that occurred in the second half of the period. Turning to the debt asset classes, both investment-grade debt and short-term debt instruments posted a positive absolute return for the year, despite weak performance within these two categories during the second half of the period. Propelled in part by strong relative results from these two categories, the Funds were able to outpace their respective Composite indexes for the one-year period. The Funds' investment-grade debt category handily beat the Barclays Capital® U.S. Aggregate Bond Index. Fidelity Series Investment Grade Bond Fund helped the Funds' results, as did Fidelity Advisor Strategic Real Return Fund, which roared past the broader bond market. The Funds' high-yield holding, Fidelity Advisor High Income Advantage Fund, also did well, as investors' appetite for risk increased. The Funds transitioned out of Advisor High Income Advantage and into Fidelity Series High Income Fund during the period. In the short-term debt asset class, Fidelity Advisor Short Fixed-Income Fund pushed the Funds' aggregate performance in this category well ahead of the 0.19% return of the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,043.70	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.40	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.60	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.70	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,082.40	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,081.20	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,078.80	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,097.00	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,094.50	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,092.20	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,091.70	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,097.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,097.80	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,096.70	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,094.40	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,094.00	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,099.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,116.40	$ 1.32
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,114.80	$ 2.64
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,112.00	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,112.20	$ 5.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,117.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,131.20	$ 1.33
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,130.10	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,127.10	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,126.70	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,133.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,139.60	$ 1.33
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,137.50	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,135.10	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,135.00	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,139.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,152.20	$ 1.34
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,151.00	$ 2.68
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,148.00	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,148.40	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,154.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,155.70	$ 1.34
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,154.30	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,150.50	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,151.10	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,156.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,159.70	$ 1.35
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,158.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,154.70	$ 5.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,155.60	$ 5.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,160.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,165.50	$ 1.35
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,164.20	$ 2.70
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class B	1.00%
Actual		$ 1,000.00	$ 1,162.10	$ 5.39
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,162.20	$ 5.39
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,167.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.4	1.4
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.3
Fidelity Advisor Growth & Income Fund Institutional Class	1.9	2.0
Fidelity Advisor Large Cap Fund Institutional Class	1.9	1.9
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.7
Fidelity Series 100 Index Fund	1.6	1.5
Fidelity Series All-Sector Equity Fund	2.7	2.8
Fidelity Series Large Cap Value Fund	2.7	2.5
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	13.6	13.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.8	1.0
Fidelity Advisor Overseas Fund Institutional Class	0.7	1.0
Fidelity Series International Growth Fund	1.4	1.1
Fidelity Series International Small Cap Fund	0.3	0.2
Fidelity Series International Value Fund	1.4	1.0
	4.6	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.8	0.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.1
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.9	10.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.4	4.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	20.0	20.7
	24.4	25.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.7	19.8
Fidelity Institutional Money Market Portfolio Institutional Class	20.2	19.6
	39.9	39.4

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.9%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	13.8%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	39.4%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	165,386	$ 2,179,789
Domestic Equity Funds - 13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	58,888	3,659,867
Fidelity Advisor Growth & Income Fund Institutional Class	281,459	5,080,341
Fidelity Advisor Large Cap Fund Institutional Class	255,046	5,032,048
Fidelity Advisor Small Cap Fund Institutional Class	66,842	1,876,252
Fidelity Series 100 Index Fund	473,335	4,354,680
Fidelity Series All-Sector Equity Fund	554,902	7,274,768
Fidelity Series Large Cap Value Fund	600,340	7,330,152
Fidelity Series Small Cap Opportunities Fund	155,731	1,836,063
TOTAL DOMESTIC EQUITY FUNDS		36,444,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,881,705)		38,623,960
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
Fidelity Advisor Diversified International Fund Institutional Class	119,581	2,010,153
Fidelity Advisor Overseas Fund Institutional Class	104,351	1,985,804
Fidelity Series International Growth Fund	330,567	3,804,822
Fidelity Series International Small Cap Fund	60,722	749,304
Fidelity Series International Value Fund	351,560	3,687,862
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		12,237,945
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund	117,932	2,259,582
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,325,983)		14,497,527
Bond Funds - 40.3%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	19,201	$ 192,092
Fidelity Series High Income Fund	1,321,773	13,244,167
TOTAL HIGH YIELD BOND FUNDS		13,436,259
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund	2,708,123	29,301,893
Investment Grade Bond Funds - 24.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,200,452	11,884,475
Fidelity Series Investment Grade Bond Fund	4,709,656	53,595,887
TOTAL INVESTMENT GRADE BOND FUNDS		65,480,362
TOTAL BOND FUNDS (Cost $103,387,048)		108,218,514
Short-Term Funds - 39.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,722,115	52,700,684
Fidelity Institutional Money Market Portfolio Institutional Class	54,266,765	54,266,765
TOTAL SHORT-TERM FUNDS (Cost $106,964,048)		106,967,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $253,558,784)		268,307,450
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,116)
NET ASSETS - 100%		$ 268,258,334
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,843,340 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $253,558,784) - See accompanying schedule		$ 268,307,450
Receivable for investments sold		2,390
Receivable for fund shares sold		381,725
Distributions receivable from underlying funds		23,375
Total assets		268,714,940

Liabilities
Payable for investments purchased	$ 15,513
Payable for fund shares redeemed	367,063
Distribution and service plan fees payable	74,030
Total liabilities		456,606

Net Assets		$ 268,258,334
Net Assets consist of:
Paid in capital		$ 255,910,201
Undistributed net investment income		222,243
Accumulated undistributed net realized gain (loss) on investments		(2,622,776)
Net unrealized appreciation (depreciation) on investments		14,748,666
Net Assets		$ 268,258,334

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,695,252 ÷ 14,529,763 shares)		$ 10.85

Maximum offering price per share (100/94.25 of $10.85)		$ 11.51
Class T: Net Asset Value and redemption price per share ($57,403,896 ÷ 5,293,426 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($3,938,225 ÷ 363,306 shares)A		$ 10.84

Class C: Net Asset Value and offering price per share ($16,581,090 ÷ 1,530,108 shares)A		$ 10.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,639,871 ÷ 3,001,853 shares)		$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 4,400,570

Expenses
Distribution and service plan fees	$ 874,011
Independent trustees' compensation	931
Total expenses before reductions	874,942
Expense reductions	(931)	874,011
Net investment income (loss)		3,526,559
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,113,194
Capital gain distributions from underlying funds	2,920,471
Total net realized gain (loss)		4,033,665
Change in net unrealized appreciation (depreciation) on underlying funds		9,997,963
Net gain (loss)		14,031,628
Net increase (decrease) in net assets resulting from operations		$ 17,558,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,526,559	$ 4,173,414
Net realized gain (loss)	4,033,665	2,394,982
Change in net unrealized appreciation (depreciation)	9,997,963	30,437,609
Net increase (decrease) in net assets resulting from operations	17,558,187	37,006,005
Distributions to shareholders from net investment income	(3,602,671)	(4,185,152)
Distributions to shareholders from net realized gain	(1,619,868)	(1,201,062)
Total distributions	(5,222,539)	(5,386,214)
Share transactions - net increase (decrease)	23,030,339	40,627,765
Total increase (decrease) in net assets	35,365,987	72,247,556

Net Assets
Beginning of period	232,892,347	160,644,791
End of period (including undistributed net investment income of $222,243 and undistributed net investment income of $298,355, respectively)	$ 268,258,334	$ 232,892,347

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.16	.22	.29	.40	.36
Net realized and unrealized gain (loss)	.57	1.66	(1.60)	(.21)	.29
Total from investment operations	.73	1.88	(1.31)	.19	.65
Distributions from net investment income	(.16)	(.22)	(.30)	(.40)	(.35)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.23)	(.27) G	(.41)	(.47) F	(.43)
Net asset value, end of period	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Total Return A,B	7.11%	21.74%	(12.78)%	1.73%	6.38%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%	2.19%	3.03%	3.77%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,695	$ 142,691	$ 93,865	$ 87,469	$ 49,721
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.13	.19	.27	.38	.34
Net realized and unrealized gain (loss)	.57	1.67	(1.61)	(.22)	.29
Total from investment operations	.70	1.86	(1.34)	.16	.63
Distributions from net investment income	(.13)	(.19)	(.27)	(.38)	(.33)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.20)	(.25) G	(.38)	(.44) F	(.41)
Net asset value, end of period	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Total Return A,B	6.85%	21.47%	(13.03)%	1.48%	6.11%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%	1.94%	2.78%	3.52%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,404	$ 52,047	$ 42,675	$ 44,882	$ 39,739
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Income from Investment Operations
Net investment income (loss) C	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	.58	1.67	(1.60)	(.21)	.28
Total from investment operations	.66	1.81	(1.38)	.11	.57
Distributions from net investment income	(.08)	(.14)	(.23)	(.32)	(.27)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.15)	(.20) G	(.34)	(.39) F	(.35)
Net asset value, end of period	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Total Return A,B	6.39%	20.86%	(13.48)%	.97%	5.57%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,938	$ 5,319	$ 4,282	$ 5,539	$ 4,993
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Income from Investment Operations
Net investment income (loss) C	.08	.14	.22	.32	.29
Net realized and unrealized gain (loss)	.58	1.67	(1.60)	(.21)	.27
Total from investment operations	.66	1.81	(1.38)	.11	.56
Distributions from net investment income	(.08)	(.14)	(.22)	(.32)	(.27)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.15)	(.20) G	(.33)	(.39) F	(.35)
Net asset value, end of period	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Total Return A,B	6.42%	20.83%	(13.41)%	.97%	5.48%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	1.44%	2.28%	3.02%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,581	$ 14,697	$ 11,362	$ 14,718	$ 13,279
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Income from Investment Operations
Net investment income (loss) B	.18	.24	.31	.43	.39
Net realized and unrealized gain (loss)	.57	1.68	(1.61)	(.21)	.30
Total from investment operations	.75	1.92	(1.30)	.22	.69
Distributions from net investment income	(.19)	(.24)	(.32)	(.43)	(.38)
Distributions from net realized gain	(.07)	(.06)	(.11)	(.07)	(.08)
Total distributions	(.25) H	(.30) G	(.43)	(.50) F	(.46)
Net asset value, end of period	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Total Return A	7.36%	22.16%	(12.63)%	2.00%	6.72%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	2.44%	3.28%	4.02%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,640	$ 18,137	$ 8,461	$ 9,119	$ 2,800
Portfolio turnover rate	35%	31%	44%	56%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	4.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.6	2.9
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.6
Fidelity Advisor Growth & Income Fund Institutional Class	3.7	4.0
Fidelity Advisor Large Cap Fund Institutional Class	3.6	4.0
Fidelity Advisor Small Cap Fund Institutional Class	1.4	1.4
Fidelity Series 100 Index Fund	3.2	3.2
Fidelity Series All-Sector Equity Fund	5.3	5.6
Fidelity Series Large Cap Value Fund	5.3	5.0
Fidelity Series Small Cap Opportunities Fund	1.3	1.4
	26.4	28.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.5	2.1
Fidelity Advisor Overseas Fund Institutional Class	1.5	2.2
Fidelity Series International Growth Fund	2.9	2.4
Fidelity Series International Small Cap Fund	0.5	0.5
Fidelity Series International Value Fund	2.8	2.4
	9.2	9.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.0
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.8	0.0
	4.9	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.0	9.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.0	4.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	18.3	17.9
	22.3	22.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	10.9	10.2
Fidelity Institutional Money Market Portfolio Institutional Class	12.0	10.1
	22.9	20.3

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	26.4%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.3%
Short-Term Funds	22.9%

Six months ago
Commodity Funds	4.3%
Domestic Equity Funds	28.1%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.0%
Short-Term Funds	20.3%

Expected
Commodity Funds	4.4%
Domestic Equity Funds	24.7%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	20.5%
Short-Term Funds	24.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 30.0%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	666,862	$ 8,789,241
Domestic Equity Funds - 26.4%
Fidelity Advisor Equity Growth Fund Institutional Class	104,352	6,485,452
Fidelity Advisor Growth & Income Fund Institutional Class	501,094	9,044,741
Fidelity Advisor Large Cap Fund Institutional Class	454,068	8,958,752
Fidelity Advisor Small Cap Fund Institutional Class	119,751	3,361,400
Fidelity Series 100 Index Fund	842,253	7,748,727
Fidelity Series All-Sector Equity Fund	986,886	12,938,073
Fidelity Series Large Cap Value Fund	1,067,546	13,034,742
Fidelity Series Small Cap Opportunities Fund	279,032	3,289,786
TOTAL DOMESTIC EQUITY FUNDS		64,861,673
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,782,052)		73,650,914
International Equity Funds - 10.9%

Developed International Equity Funds - 9.2%
Fidelity Advisor Diversified International Fund Institutional Class	222,159	3,734,495
Fidelity Advisor Overseas Fund Institutional Class	193,897	3,689,869
Fidelity Series International Growth Fund	612,242	7,046,905
Fidelity Series International Small Cap Fund	110,573	1,364,468
Fidelity Series International Value Fund	651,219	6,831,289
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,667,026
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	217,277	4,163,018
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,322,474)		26,830,044
Bond Funds - 36.2%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund	17,135	$ 171,421
Fidelity Series High Income Fund	1,179,539	11,818,976
TOTAL HIGH YIELD BOND FUNDS		11,990,397
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	2,031,485	21,980,667
Investment Grade Bond Funds - 22.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	983,128	9,732,966
Fidelity Series Investment Grade Bond Fund	3,948,248	44,931,059
TOTAL INVESTMENT GRADE BOND FUNDS		54,664,025
TOTAL BOND FUNDS (Cost $85,246,544)		88,635,089
Short-Term Funds - 22.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,907,692	26,779,841
Fidelity Institutional Money Market Portfolio Institutional Class	29,271,592	29,271,592
TOTAL SHORT-TERM FUNDS (Cost $55,892,565)		56,051,433
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $224,243,635)		245,167,480
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,309)
NET ASSETS - 100%		$ 245,130,171
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $10,668,320 of which $5,987,852 and $4,680,468 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $224,243,635) - See accompanying schedule		$ 245,167,480
Cash		10
Receivable for investments sold		189,489
Receivable for fund shares sold		304,587
Distributions receivable from underlying funds		20,925
Total assets		245,682,491

Liabilities
Payable for fund shares redeemed	$ 497,223
Distribution and service plan fees payable	55,097
Total liabilities		552,320

Net Assets		$ 245,130,171
Net Assets consist of:
Paid in capital		$ 236,303,616
Undistributed net investment income		407,517
Accumulated undistributed net realized gain (loss) on investments		(12,504,807)
Net unrealized appreciation (depreciation) on investments		20,923,845
Net Assets		$ 245,130,171

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($177,385,481 ÷ 15,485,835 shares)		$ 11.45

Maximum offering price per share (100/94.25 of $11.45)		$ 12.15
Class T: Net Asset Value and redemption price per share ($21,658,070 ÷ 1,890,762 shares)		$ 11.45

Maximum offering price per share (100/96.50 of $11.45)		$ 11.87
Class B: Net Asset Value and offering price per share ($2,338,143 ÷ 204,197 shares)A		$ 11.45

Class C: Net Asset Value and offering price per share ($8,679,380 ÷ 760,133 shares)A		$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,069,097 ÷ 3,044,601 shares)		$ 11.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 3,569,160

Expenses
Distribution and service plan fees	$ 629,766
Independent trustees' compensation	807
Total expenses before reductions	630,573
Expense reductions	(807)	629,766
Net investment income (loss)		2,939,394
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,341,402)
Capital gain distributions from underlying funds	3,551,033
Total net realized gain (loss)		209,631
Change in net unrealized appreciation (depreciation) on underlying funds		19,795,837
Net gain (loss)		20,005,468
Net increase (decrease) in net assets resulting from operations		$ 22,944,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,939,394	$ 3,296,419
Net realized gain (loss)	209,631	1,795,521
Change in net unrealized appreciation (depreciation)	19,795,837	39,634,422
Net increase (decrease) in net assets resulting from operations	22,944,862	44,726,362
Distributions to shareholders from net investment income	(3,045,204)	(3,251,107)
Distributions to shareholders from net realized gain	(1,765,154)	(1,348,446)
Total distributions	(4,810,358)	(4,599,553)
Share transactions - net increase (decrease)	17,262,825	47,810,477
Total increase (decrease) in net assets	35,397,329	87,937,286

Net Assets
Beginning of period	209,732,842	121,795,556
End of period (including undistributed net investment income of $407,517 and undistributed net investment income of $513,327, respectively)	$ 245,130,171	$ 209,732,842

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Income from Investment Operations
Net investment income (loss) C	.15	.20	.27	.33	.28
Net realized and unrealized gain (loss)	.97	2.53	(3.06)	(.34)	.63
Total from investment operations	1.12	2.73	(2.79)	(.01)	.91
Distributions from net investment income	(.15)	(.19)	(.28)	(.26)	(.23)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.24)	(.26)	(.51)	(.42)	(.41)
Net asset value, end of period	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Total Return A,B	10.72%	33.91%	(25.09)%	(.23)%	8.21%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	2.01%	2.75%	2.74%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,385	$ 155,482	$ 88,593	$ 98,483	$ 49,418
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Income from Investment Operations
Net investment income (loss) C	.12	.17	.25	.30	.25
Net realized and unrealized gain (loss)	.97	2.54	(3.06)	(.33)	.63
Total from investment operations	1.09	2.71	(2.81)	(.03)	.88
Distributions from net investment income	(.12)	(.17)	(.25)	(.23)	(.20)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.21)	(.24)	(.48)	(.39)	(.38)
Net asset value, end of period	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Total Return A,B	10.42%	33.61%	(25.27)%	(.44)%	7.95%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.76%	2.50%	2.49%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,658	$ 23,113	$ 14,437	$ 20,837	$ 20,289
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Income from Investment Operations
Net investment income (loss) C	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	.97	2.53	(3.06)	(.33)	.62
Total from investment operations	1.04	2.65	(2.86)	(.09)	.82
Distributions from net investment income	(.07)	(.11)	(.19)	(.16)	(.14)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.15) F	(.18)	(.42)	(.32)	(.32)
Net asset value, end of period	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Total Return A,B	9.94%	32.90%	(25.69)%	(.89)%	7.40%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,338	$ 2,986	$ 2,692	$ 4,348	$ 3,974
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.07	.12	.20	.24	.20
Net realized and unrealized gain (loss)	.97	2.53	(3.04)	(.33)	.62
Total from investment operations	1.04	2.65	(2.84)	(.09)	.82
Distributions from net investment income	(.07)	(.12)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.16)	(.19)	(.42)	(.33)	(.33)
Net asset value, end of period	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Total Return A,B	9.91%	32.90%	(25.61)%	(.91)%	7.36%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	1.26%	2.00%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,679	$ 9,377	$ 6,761	$ 11,052	$ 9,107
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Income from Investment Operations
Net investment income (loss) B	.18	.22	.29	.35	.31
Net realized and unrealized gain (loss)	.98	2.55	(3.07)	(.32)	.62
Total from investment operations	1.16	2.77	(2.78)	.03	.93
Distributions from net investment income	(.18)	(.21)	(.31)	(.28)	(.25)
Distributions from net realized gain	(.09)	(.07)	(.23)	(.16)	(.18)
Total distributions	(.27)	(.28)	(.54)	(.44)	(.43)
Net asset value, end of period	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Total Return A	11.02%	34.28%	(24.93)%	.12%	8.37%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	2.26%	3.00%	2.99%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,069	$ 18,775	$ 9,313	$ 9,645	$ 3,424
Portfolio turnover rate	41%	35%	54%	30%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.4	5.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.2	3.3
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.6
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	4.6
Fidelity Advisor Large Cap Fund Institutional Class	4.3	4.6
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.6
Fidelity Series 100 Index Fund	3.8	3.6
Fidelity Series All-Sector Equity Fund	6.3	6.4
Fidelity Series Large Cap Value Fund	6.4	5.8
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
	31.6	32.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.8	2.6
Fidelity Advisor Overseas Fund Institutional Class	1.8	2.6
Fidelity Series International Growth Fund	3.5	2.9
Fidelity Series International Small Cap Fund	0.7	0.6
Fidelity Series International Value Fund	3.3	2.8
	11.1	11.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.0
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	9.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.7	4.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	21.0	20.1
	25.7	24.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.3	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	5.0
	10.7	10.1

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.4%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.7%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	24.7%
Short-Term Funds	10.1%

Expected
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.1%
Short-Term Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund	2,873,146	$ 37,868,064
Domestic Equity Funds - 31.6%
Fidelity Advisor Equity Growth Fund Institutional Class	440,755	27,392,915
Fidelity Advisor Growth & Income Fund Institutional Class	2,111,218	38,107,491
Fidelity Advisor Large Cap Fund Institutional Class	1,913,095	37,745,357
Fidelity Advisor Small Cap Fund Institutional Class	502,304	14,099,660
Fidelity Series 100 Index Fund	3,558,060	32,734,153
Fidelity Series All-Sector Equity Fund	4,168,239	54,645,620
Fidelity Series Large Cap Value Fund	4,509,410	55,059,895
Fidelity Series Small Cap Opportunities Fund	1,170,429	13,799,360
TOTAL DOMESTIC EQUITY FUNDS		273,584,451
TOTAL DOMESTIC EQUITY FUNDS (Cost $252,044,614)		311,452,515
International Equity Funds - 13.1%

Developed International Equity Funds - 11.1%
Fidelity Advisor Diversified International Fund Institutional Class	936,993	15,750,845
Fidelity Advisor Overseas Fund Institutional Class	817,777	15,562,293
Fidelity Series International Growth Fund	2,593,950	29,856,367
Fidelity Series International Small Cap Fund	471,365	5,816,638
Fidelity Series International Value Fund	2,758,938	28,941,258
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		95,927,401
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	921,638	17,658,578
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,947,868)		113,585,979
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	61,531	$ 615,568
Fidelity Series High Income Fund	4,235,692	42,441,635
TOTAL HIGH YIELD BOND FUNDS		43,057,203
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	7,595,178	82,179,821
Investment Grade Bond Funds - 25.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,089,059	40,481,685
Fidelity Series Investment Grade Bond Fund	16,005,793	182,145,924
TOTAL INVESTMENT GRADE BOND FUNDS		222,627,609
TOTAL BOND FUNDS (Cost $334,113,755)		347,864,633
Short-Term Funds - 10.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,975,629	45,825,541
Fidelity Institutional Money Market Portfolio Institutional Class	46,635,940	46,635,940
TOTAL SHORT-TERM FUNDS (Cost $92,576,531)		92,461,481
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $775,682,768)		865,364,608
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144,062)
NET ASSETS - 100%		$ 865,220,546
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $64,568,962 of which $30,891,938, $3,389,708 and $30,287,316 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $775,682,768) - See accompanying schedule		$ 865,364,608
Receivable for investments sold		348,312
Receivable for fund shares sold		706,244
Distributions receivable from underlying funds		74,971
Total assets		866,494,135

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	96
Payable for fund shares redeemed	1,047,285
Distribution and service plan fees payable	226,201
Total liabilities		1,273,589

Net Assets		$ 865,220,546
Net Assets consist of:
Paid in capital		$ 840,635,640
Undistributed net investment income		1,355,324
Accumulated undistributed net realized gain (loss) on investments		(66,452,258)
Net unrealized appreciation (depreciation) on investments		89,681,840
Net Assets		$ 865,220,546

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($536,998,660 ÷ 45,068,943 shares)		$ 11.92

Maximum offering price per share (100/94.25 of $11.92)		$ 12.65
Class T: Net Asset Value and redemption price per share ($152,126,276 ÷ 12,806,721 shares)		$ 11.88

Maximum offering price per share (100/96.50 of $11.88)		$ 12.31
Class B: Net Asset Value and offering price per share ($15,841,694 ÷ 1,334,631 shares)A		$ 11.87

Class C: Net Asset Value and offering price per share ($44,763,751 ÷ 3,790,075 shares)A		$ 11.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,490,165 ÷ 9,654,151 shares)		$ 11.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 13,424,783

Expenses
Distribution and service plan fees	$ 2,743,069
Independent trustees' compensation	3,041
Total expenses before reductions	2,746,110
Expense reductions	(3,041)	2,743,069
Net investment income (loss)		10,681,714
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,673,785)
Capital gain distributions from underlying funds	14,756,754
Total net realized gain (loss)		(1,917,031)
Change in net unrealized appreciation (depreciation) on underlying funds		84,401,786
Net gain (loss)		82,484,755
Net increase (decrease) in net assets resulting from operations		$ 93,166,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,681,714	$ 14,588,964
Net realized gain (loss)	(1,917,031)	(1,351,879)
Change in net unrealized appreciation (depreciation)	84,401,786	207,984,174
Net increase (decrease) in net assets resulting from operations	93,166,469	221,221,259
Distributions to shareholders from net investment income	(11,199,702)	(14,970,360)
Distributions to shareholders from net realized gain	(7,306,833)	(6,224,738)
Total distributions	(18,506,535)	(21,195,098)
Share transactions - net increase (decrease)	(36,738,583)	25,017,028
Total increase (decrease) in net assets	37,921,351	225,043,189

Net Assets
Beginning of period	827,299,195	602,256,006
End of period (including undistributed net investment income of $1,355,324 and undistributed net investment income of $1,873,313, respectively)	$ 865,220,546	$ 827,299,195

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.15	.21	.27	.33	.29
Net realized and unrealized gain (loss)	1.17	2.76	(3.28)	(.34)	.66
Total from investment operations	1.32	2.97	(3.01)	(.01)	.95
Distributions from net investment income	(.17)	(.21)	(.28)	(.30)	(.26)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.27)	(.29) F	(.58)	(.49)	(.46)
Net asset value, end of period	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Total Return A, B	12.27%	36.51%	(26.36)%	(.27)%	8.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	2.04%	2.77%	2.66%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 536,999	$ 478,025	$ 339,203	$ 377,118	$ 248,500
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Income from Investment Operations
Net investment income (loss) C	.13	.18	.25	.30	.26
Net realized and unrealized gain (loss)	1.15	2.76	(3.28)	(.34)	.66
Total from investment operations	1.28	2.94	(3.03)	(.04)	.92
Distributions from net investment income	(.13)	(.19)	(.25)	(.27)	(.23)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.23)	(.27) F	(.55)	(.46)	(.43)
Net asset value, end of period	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Total Return A, B	11.95%	36.19%	(26.57)%	(.52)%	8.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.13%	1.79%	2.52%	2.41%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,126	$ 204,059	$ 163,842	$ 216,732	$ 194,563
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Income from Investment Operations
Net investment income (loss) C	.07	.13	.20	.24	.20
Net realized and unrealized gain (loss)	1.15	2.76	(3.26)	(.35)	.66
Total from investment operations	1.22	2.89	(3.06)	(.11)	.86
Distributions from net investment income	(.07)	(.13)	(.19)	(.20)	(.17)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.17)	(.22) F	(.49)	(.39)	(.37)
Net asset value, end of period	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Total Return A, B	11.37%	35.54%	(26.92)%	(1.04)%	7.47%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	1.29%	2.03%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,842	$ 22,468	$ 19,950	$ 34,137	$ 34,834
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Income from Investment Operations
Net investment income (loss) C	.07	.13	.20	.23	.20
Net realized and unrealized gain (loss)	1.14	2.74	(3.25)	(.33)	.66
Total from investment operations	1.21	2.87	(3.05)	(.10)	.86
Distributions from net investment income	(.08)	(.14)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.18)	(.22) F	(.49)	(.40)	(.38)
Net asset value, end of period	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Total Return A, B	11.33%	35.45%	(26.88)%	(.97)%	7.45%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	1.29%	2.02%	1.91%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,764	$ 47,178	$ 37,524	$ 58,378	$ 47,918
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.18	.23	.30	.36	.32
Net realized and unrealized gain (loss)	1.17	2.78	(3.30)	(.34)	.67
Total from investment operations	1.35	3.01	(3.00)	.02	.99
Distributions from net investment income	(.20)	(.23)	(.30)	(.33)	(.29)
Distributions from net realized gain	(.10)	(.08)	(.30)	(.19)	(.20)
Total distributions	(.30)	(.32) F	(.60)	(.52)	(.49)
Net asset value, end of period	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Total Return A	12.50%	36.80%	(26.16)%	(.05)%	8.52%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.63%	2.29%	3.02%	2.91%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,490	$ 75,569	$ 41,737	$ 39,922	$ 21,580
Portfolio turnover rate	41%	42%	44%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.5	5.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.2	3.4
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.7
Fidelity Advisor Growth & Income Fund Institutional Class	4.5	4.7
Fidelity Advisor Large Cap Fund Institutional Class	4.5	4.7
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.7
Fidelity Series 100 Index Fund	3.9	3.8
Fidelity Series All-Sector Equity Fund	6.4	6.7
Fidelity Series Large Cap Value Fund	6.5	5.9
Fidelity Series Small Cap Opportunities Fund	1.6	1.7
	32.3	33.3
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.9	2.7
Fidelity Advisor Overseas Fund Institutional Class	1.9	2.7
Fidelity Series International Growth Fund	3.5	2.9
Fidelity Series International Small Cap Fund	0.7	0.6
Fidelity Series International Value Fund	3.4	2.8
	11.4	11.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.1	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	5.1
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.8	8.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.7	4.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	21.7	20.7
	26.4	25.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.7	4.5
Fidelity Institutional Money Market Portfolio Institutional Class	4.8	4.5
	9.5	9.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.5%
Domestic Equity Funds	32.3%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.4%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	33.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	9.0%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.5%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 4.5%
Fidelity Series Commodity Strategy Fund	5,384,002	$ 70,961,149
Domestic Equity Funds - 32.3%
Fidelity Advisor Equity Growth Fund Institutional Class	824,047	51,214,540
Fidelity Advisor Growth & Income Fund Institutional Class	3,953,751	71,365,198
Fidelity Advisor Large Cap Fund Institutional Class	3,582,987	70,692,335
Fidelity Advisor Small Cap Fund Institutional Class	944,732	26,518,629
Fidelity Series 100 Index Fund	6,658,099	61,254,508
Fidelity Series All-Sector Equity Fund	7,792,442	102,158,921
Fidelity Series Large Cap Value Fund	8,429,362	102,922,511
Fidelity Series Small Cap Opportunities Fund	2,201,823	25,959,495
TOTAL DOMESTIC EQUITY FUNDS		512,086,137
TOTAL DOMESTIC EQUITY FUNDS (Cost $484,413,580)		583,047,286
International Equity Funds - 13.5%

Developed International Equity Funds - 11.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,760,798	29,599,021
Fidelity Advisor Overseas Fund Institutional Class	1,536,919	29,247,560
Fidelity Series International Growth Fund	4,862,501	55,967,387
Fidelity Series International Small Cap Fund	874,353	10,789,522
Fidelity Series International Value Fund	5,172,805	54,262,724
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		179,866,214
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	1,726,590	33,081,460
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $182,646,576)		212,947,674
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	112,107	$ 1,121,529
Fidelity Series High Income Fund	7,717,182	77,326,163
TOTAL HIGH YIELD BOND FUNDS		78,447,692
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund	12,936,330	139,971,095
Investment Grade Bond Funds - 26.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,540,015	74,646,153
Fidelity Series Investment Grade Bond Fund	30,166,345	343,292,999
TOTAL INVESTMENT GRADE BOND FUNDS		417,939,152
TOTAL BOND FUNDS (Cost $614,812,581)		636,357,939
Short-Term Funds - 9.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,060,772	74,239,710
Fidelity Institutional Money Market Portfolio Institutional Class	76,526,931	76,526,931
TOTAL SHORT-TERM FUNDS (Cost $150,423,453)		150,766,641
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,432,296,190)		1,583,119,540
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245,140)
NET ASSETS - 100%		$ 1,582,874,400
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $70,260,528 of which $35,532,008 and $34,728,520 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,432,296,190) - See accompanying schedule		$ 1,583,119,540
Receivable for investments sold		278,646
Receivable for fund shares sold		2,983,200
Distributions receivable from underlying funds		136,453
Total assets		1,586,517,839

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	102,328
Payable for fund shares redeemed	3,148,167
Distribution and service plan fees payable	392,943
Total liabilities		3,643,439

Net Assets		$ 1,582,874,400
Net Assets consist of:
Paid in capital		$ 1,501,869,265
Undistributed net investment income		2,522,428
Accumulated undistributed net realized gain (loss) on investments		(72,340,643)
Net unrealized appreciation (depreciation) on investments		150,823,350
Net Assets		$ 1,582,874,400

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,004,955,239 ÷ 84,666,829 shares)		$ 11.87

Maximum offering price per share (100/94.25 of $11.87)		$ 12.59
Class T: Net Asset Value and redemption price per share ($236,105,753 ÷ 19,921,175 shares)		$ 11.85

Maximum offering price per share (100/96.50 of $11.85)		$ 12.28
Class B: Net Asset Value and offering price per share ($32,761,552 ÷ 2,771,302 shares)A		$ 11.82

Class C: Net Asset Value and offering price per share ($70,396,444 ÷ 5,969,410 shares)A		$ 11.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($238,655,412 ÷ 19,982,896 shares)		$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 23,265,774

Expenses
Distribution and service plan fees	$ 4,358,282
Independent trustees' compensation	5,071
Total expenses before reductions	4,363,353
Expense reductions	(5,071)	4,358,282
Net investment income (loss)		18,907,492
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,299,506)
Capital gain distributions from underlying funds	26,749,012
Total net realized gain (loss)		(550,494)
Change in net unrealized appreciation (depreciation) on underlying funds		148,398,468
Net gain (loss)		147,847,974
Net increase (decrease) in net assets resulting from operations		$ 166,755,466

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,907,492	$ 20,862,802
Net realized gain (loss)	(550,494)	5,172,111
Change in net unrealized appreciation (depreciation)	148,398,468	290,904,573
Net increase (decrease) in net assets resulting from operations	166,755,466	316,939,486
Distributions to shareholders from net investment income	(19,322,604)	(20,840,116)
Distributions to shareholders from net realized gain	(12,721,165)	(9,228,273)
Total distributions	(32,043,769)	(30,068,389)
Share transactions - net increase (decrease)	154,535,312	214,008,908
Total increase (decrease) in net assets	289,247,009	500,880,005

Net Assets
Beginning of period	1,293,627,391	792,747,386
End of period (including undistributed net investment income of $2,522,428 and undistributed net investment income of $2,937,541, respectively)	$ 1,582,874,400	$ 1,293,627,391

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Income from Investment Operations
Net investment income (loss) C	.16	.20	.26	.31	.26
Net realized and unrealized gain (loss)	1.16	2.84	(3.47)	(.35)	.74
Total from investment operations	1.32	3.04	(3.21)	(.04)	1.00
Distributions from net investment income	(.16)	(.20)	(.26)	(.27)	(.23)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.26)	(.28) H	(.59) G	(.51) F	(.44)
Net asset value, end of period	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Total Return A, B	12.36%	37.95%	(28.01)%	(.53)%	8.56%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.42%	2.02%	2.69%	2.46%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888	$ 291,783
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Income from Investment Operations
Net investment income (loss) C	.13	.18	.24	.28	.23
Net realized and unrealized gain (loss)	1.16	2.82	(3.46)	(.36)	.75
Total from investment operations	1.29	3.00	(3.22)	(.08)	.98
Distributions from net investment income	(.13)	(.17)	(.23)	(.23)	(.20)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.23)	(.25) H	(.56) G	(.48) F	(.41)
Net asset value, end of period	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Total Return A, B	12.09%	37.53%	(28.13)%	(.89)%	8.40%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.17%	1.77%	2.44%	2.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,106	$ 225,384	$ 162,439	$ 203,822	$ 186,106
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

G Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	1.16	2.82	(3.44)	(.36)	.74
Total from investment operations	1.23	2.95	(3.25)	(.15)	.91
Distributions from net investment income	(.07)	(.12)	(.17)	(.17)	(.14)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.17)	(.21) H	(.50) G	(.41) F	(.35)
Net asset value, end of period	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Total Return A, B	11.51%	36.85%	(28.47)%	(1.37)%	7.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,762	$ 35,932	$ 27,727	$ 43,608	$ 41,424
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.07	.13	.19	.21	.17
Net realized and unrealized gain (loss)	1.15	2.82	(3.45)	(.35)	.74
Total from investment operations	1.22	2.95	(3.26)	(.14)	.91
Distributions from net investment income	(.07)	(.13)	(.18)	(.18)	(.15)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.17)	(.21) H	(.50) G	(.42) F	(.36)
Net asset value, end of period	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Total Return A, B	11.49%	36.97%	(28.53)%	(1.34)%	7.81%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.27%	1.94%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,396	$ 64,801	$ 46,942	$ 65,543	$ 56,686
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Income from Investment Operations
Net investment income (loss) B	.19	.23	.29	.34	.29
Net realized and unrealized gain (loss)	1.17	2.85	(3.50)	(.36)	.75
Total from investment operations	1.36	3.08	(3.21)	(.02)	1.04
Distributions from net investment income	(.19)	(.22)	(.29)	(.29)	(.25)
Distributions from net realized gain	(.10)	(.08)	(.33)	(.24)	(.21)
Total distributions	(.29)	(.30) H	(.61) G	(.54) F	(.46)
Net asset value, end of period	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Total Return A	12.67%	38.30%	(27.85)%	(.42)%	8.90%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	2.27%	2.94%	2.71%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,655	$ 137,487	$ 77,998	$ 68,797	$ 39,631
Portfolio turnover rate	33%	29%	36%	13%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.6	6.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.1
Fidelity Advisor Equity Income Fund Institutional Class	0.0	0.8
Fidelity Advisor Growth & Income Fund Institutional Class	5.3	5.6
Fidelity Advisor Large Cap Fund Institutional Class	5.2	5.6
Fidelity Advisor Small Cap Fund Institutional Class	2.0	2.0
Fidelity Series 100 Index Fund	4.5	4.4
Fidelity Series All-Sector Equity Fund	7.6	7.9
Fidelity Series Large Cap Value Fund	7.7	7.1
Fidelity Series Small Cap Opportunities Fund	1.9	2.1
	38.0	39.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.2	3.2
Fidelity Advisor Overseas Fund Institutional Class	2.2	3.3
Fidelity Series International Growth Fund	4.2	3.5
Fidelity Series International Small Cap Fund	0.8	0.7
Fidelity Series International Value Fund	4.0	3.4
	13.4	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	6.7
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	6.3	0.0
	6.4	6.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	6.7	6.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.2	3.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	19.2	17.7
	23.4	21.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1.9	1.6
Fidelity Institutional Money Market Portfolio Institutional Class	2.1	1.6
	4.0	3.2

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	38.0%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.4%
Short-Term Funds	4.0%

Six months ago
Commodity Funds	6.0%
Domestic Equity Funds	39.6%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.4%
Investment Grade Bond Funds	21.6%
Short-Term Funds	3.2%

Expected
Commodity Funds	6.4%
Domestic Equity Funds	36.4%
Developed International Equity Funds	13.3%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.3%
Inflation-Protected Bond Funds	8.0%
Investment Grade Bond Funds	22.5%
Short-Term Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.6%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	10,706,273	$ 141,108,679
Domestic Equity Funds - 38.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,534,497	95,368,969
Fidelity Advisor Growth & Income Fund Institutional Class	7,363,893	132,918,267
Fidelity Advisor Large Cap Fund Institutional Class	6,673,635	131,670,827
Fidelity Advisor Small Cap Fund Institutional Class	1,753,679	49,225,776
Fidelity Series 100 Index Fund	12,413,503	114,204,231
Fidelity Series All-Sector Equity Fund	14,518,573	190,338,492
Fidelity Series Large Cap Value Fund	15,738,071	192,161,848
Fidelity Series Small Cap Opportunities Fund	4,087,761	48,194,699
TOTAL DOMESTIC EQUITY FUNDS		954,083,109
TOTAL DOMESTIC EQUITY FUNDS (Cost $890,476,396)		1,095,191,788
International Equity Funds - 15.9%

Developed International Equity Funds - 13.4%
Fidelity Advisor Diversified International Fund Institutional Class	3,304,809	55,553,835
Fidelity Advisor Overseas Fund Institutional Class	2,884,664	54,895,152
Fidelity Series International Growth Fund	9,099,633	104,736,774
Fidelity Series International Small Cap Fund	1,651,610	20,380,871
Fidelity Series International Value Fund	9,680,614	101,549,638
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		337,116,270
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	3,232,043	61,925,943
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $336,978,098)		399,042,213
Bond Funds - 36.5%
	Shares	Value
High Yield Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund	231,068	$ 2,311,628
Fidelity Series High Income Fund	15,906,179	159,379,913
TOTAL HIGH YIELD BOND FUNDS		161,691,541
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund	15,496,233	167,669,239
Investment Grade Bond Funds - 23.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,506,871	104,018,022
Fidelity Series Investment Grade Bond Fund	42,395,902	482,465,365
TOTAL INVESTMENT GRADE BOND FUNDS		586,483,387
TOTAL BOND FUNDS (Cost $889,459,226)		915,844,167
Short-Term Funds - 4.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,273,308	48,567,169
Fidelity Institutional Money Market Portfolio Institutional Class	51,855,421	51,855,421
TOTAL SHORT-TERM FUNDS (Cost $100,005,727)		100,422,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,216,919,447)		2,510,500,758
NET OTHER ASSETS (LIABILITIES) - 0.0%		(359,478)
NET ASSETS - 100%		$ 2,510,141,280
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $159,878,472 of which $83,490,631 and $76,387,841 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $2,216,919,447) - See accompanying schedule		$ 2,510,500,758
Receivable for investments sold		235,179
Receivable for fund shares sold		3,321,181
Distributions receivable from underlying funds		281,193
Total assets		2,514,338,311

Liabilities
Payable for investments purchased	$ 27,752
Payable for fund shares redeemed	3,533,983
Distribution and service plan fees payable	635,296
Total liabilities		4,197,031

Net Assets		$ 2,510,141,280
Net Assets consist of:
Paid in capital		$ 2,377,052,288
Undistributed net investment income		3,586,191
Accumulated undistributed net realized gain (loss) on investments		(164,078,510)
Net unrealized appreciation (depreciation) on investments		293,581,311
Net Assets		$ 2,510,141,280

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,557,401,767 ÷ 125,059,670 shares)		$ 12.45

Maximum offering price per share (100/94.25 of $12.45)		$ 13.21
Class T: Net Asset Value and redemption price per share ($424,707,250 ÷ 34,116,964 shares)		$ 12.45

Maximum offering price per share (100/96.50 of $12.45)		$ 12.90
Class B: Net Asset Value and offering price per share ($61,855,909 ÷ 4,984,739 shares)A		$ 12.41

Class C: Net Asset Value and offering price per share ($101,018,910 ÷ 8,163,494 shares)A		$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($365,157,444 ÷ 29,147,383 shares)		$ 12.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 37,318,379

Expenses
Distribution and service plan fees	$ 7,206,192
Independent trustees' compensation	8,108
Total expenses before reductions	7,214,300
Expense reductions	(8,108)	7,206,192
Net investment income (loss)		30,112,187
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(52,410,882)
Capital gain distributions from underlying funds	45,102,302
Total net realized gain (loss)		(7,308,580)
Change in net unrealized appreciation (depreciation) on underlying funds		268,865,527
Net gain (loss)		261,556,947
Net increase (decrease) in net assets resulting from operations		$ 291,669,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,112,187	$ 31,695,503
Net realized gain (loss)	(7,308,580)	(9,984,453)
Change in net unrealized appreciation (depreciation)	268,865,527	562,202,605
Net increase (decrease) in net assets resulting from operations	291,669,134	583,913,655
Distributions to shareholders from net investment income	(30,543,734)	(31,327,675)
Distributions to shareholders from net realized gain	(21,278,399)	(15,485,703)
Total distributions	(51,822,133)	(46,813,378)
Share transactions - net increase (decrease)	164,153,585	326,679,236
Total increase (decrease) in net assets	404,000,586	863,779,513

Net Assets
Beginning of period	2,106,140,694	1,242,361,181
End of period (including undistributed net investment income of $3,586,191 and undistributed net investment income of $4,017,738, respectively)	$ 2,510,141,280	$ 2,106,140,694

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Income from Investment Operations
Net investment income (loss) C	.16	.20	.25	.28	.24
Net realized and unrealized gain (loss)	1.36	3.32	(4.33)	(.49)	.92
Total from investment operations	1.52	3.52	(4.08)	(.21)	1.16
Distributions from net investment income	(.17)	(.19)	(.25)	(.25)	(.23)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.28)	(.28) G	(.68)	(.55)	(.52) F
Net asset value, end of period	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Total Return A,B	13.73%	44.32%	(33.34)%	(1.83)%	9.21%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.43%	1.92%	2.49%	2.07%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Income from Investment Operations
Net investment income (loss) C	.13	.17	.23	.25	.21
Net realized and unrealized gain (loss)	1.37	3.32	(4.34)	(.49)	.92
Total from investment operations	1.50	3.49	(4.11)	(.24)	1.13
Distributions from net investment income	(.13)	(.16)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.25) H	(.25) G	(.65)	(.51)	(.49) F
Net asset value, end of period	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Total Return A,B	13.50%	44.02%	(33.56)%	(2.02)%	8.97%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.18%	1.67%	2.24%	1.82%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,707	$ 488,097	$ 343,919	$ 458,465	$ 431,886
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Income from Investment Operations
Net investment income (loss) C	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	1.35	3.31	(4.31)	(.48)	.91
Total from investment operations	1.43	3.43	(4.13)	(.30)	1.06
Distributions from net investment income	(.08)	(.12)	(.16)	(.15)	(.13)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.19)	(.20) G	(.59)	(.45)	(.43) F
Net asset value, end of period	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Total Return A,B	12.87%	43.34%	(33.87)%	(2.51)%	8.40%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%	1.17%	1.74%	1.32%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,856	$ 71,888	$ 52,871	$ 89,049	$ 85,981
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Income from Investment Operations
Net investment income (loss) C	.08	.12	.18	.18	.15
Net realized and unrealized gain (loss)	1.34	3.31	(4.31)	(.49)	.91
Total from investment operations	1.42	3.43	(4.13)	(.31)	1.06
Distributions from net investment income	(.08)	(.12)	(.16)	(.15)	(.14)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.19)	(.21) G	(.59)	(.45)	(.43) F
Net asset value, end of period	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Total Return A,B	12.89%	43.38%	(33.90)%	(2.56)%	8.45%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.68%	1.17%	1.74%	1.32%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,019	$ 93,237	$ 62,702	$ 95,224	$ 85,076
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Income from Investment Operations
Net investment income (loss) B	.19	.22	.28	.32	.28
Net realized and unrealized gain (loss)	1.38	3.34	(4.35)	(.50)	.92
Total from investment operations	1.57	3.56	(4.07)	(.18)	1.20
Distributions from net investment income	(.20)	(.21)	(.28)	(.28)	(.25)
Distributions from net realized gain	(.11)	(.09)	(.43)	(.30)	(.30)
Total distributions	(.31)	(.30) G	(.71)	(.58)	(.55) F
Net asset value, end of period	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Total Return A	14.09%	44.65%	(33.16)%	(1.62)%	9.47%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.68%	2.17%	2.74%	2.32%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,157	$ 214,905	$ 105,660	$ 87,568	$ 38,153
Portfolio turnover rate	39%	26%	31%	10%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.8	6.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.4	4.6
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.0
Fidelity Advisor Growth & Income Fund Institutional Class	6.1	6.4
Fidelity Advisor Large Cap Fund Institutional Class	6.1	6.3
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.3
Fidelity Series 100 Index Fund	5.2	5.1
Fidelity Series All-Sector Equity Fund	8.8	9.0
Fidelity Series Large Cap Value Fund	8.8	8.0
Fidelity Series Small Cap Opportunities Fund	2.2	2.3
	43.9	45.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6	3.7
Fidelity Advisor Overseas Fund Institutional Class	2.5	3.7
Fidelity Series International Growth Fund	4.9	3.9
Fidelity Series International Small Cap Fund	0.9	0.8
Fidelity Series International Value Fund	4.7	3.8
	15.6	15.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	7.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.2	0.0
	7.3	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.5	3.3
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	16.3	15.1
	19.8	18.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0*	0.0*
Fidelity Institutional Money Market Portfolio Institutional Class	0.1	0.0*
	0.1	0.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	43.9%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.8%
Short-Term Funds	0.1%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	45.0%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	3.8%
Investment Grade Bond Funds	18.4%
Short-Term Funds	0.0%*

Expected
Commodity Funds	7.6%
Domestic Equity Funds	42.8%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.9%
Investment Grade Bond Funds	18.6%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 50.7%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund	9,975,182	$ 131,472,904
Domestic Equity Funds - 43.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,364,783	84,821,273
Fidelity Advisor Growth & Income Fund Institutional Class	6,545,761	118,150,979
Fidelity Advisor Large Cap Fund Institutional Class	5,932,540	117,049,018
Fidelity Advisor Small Cap Fund Institutional Class	1,559,466	43,774,210
Fidelity Series 100 Index Fund	11,024,827	101,428,412
Fidelity Series All-Sector Equity Fund	12,912,921	169,288,392
Fidelity Series Large Cap Value Fund	13,995,814	170,888,886
Fidelity Series Small Cap Opportunities Fund	3,635,701	42,864,913
TOTAL DOMESTIC EQUITY FUNDS		848,266,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $814,051,526)		979,738,987
International Equity Funds - 18.4%

Developed International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	2,953,587	49,649,800
Fidelity Advisor Overseas Fund Institutional Class	2,578,275	49,064,577
Fidelity Series International Growth Fund	8,129,834	93,574,387
Fidelity Series International Small Cap Fund	1,466,917	18,101,757
Fidelity Series International Value Fund	8,649,649	90,734,820
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		301,125,341
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	2,882,543	55,229,516
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $303,103,993)		356,354,857
Bond Funds - 30.8%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	200,524	$ 2,006,069
Fidelity Series High Income Fund	13,803,646	138,312,534
TOTAL HIGH YIELD BOND FUNDS		140,318,603
Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund	6,705,944	72,558,316
Investment Grade Bond Funds - 19.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,831,453	67,631,381
Fidelity Series Investment Grade Bond Fund	27,632,300	314,455,572
TOTAL INVESTMENT GRADE BOND FUNDS		382,086,953
TOTAL BOND FUNDS (Cost $580,275,017)		594,963,872
Short-Term Funds - 0.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	124,297	1,144,778
Fidelity Institutional Money Market Portfolio Institutional Class	1,327,798	1,327,798
TOTAL SHORT-TERM FUNDS (Cost $2,472,741)		2,472,576
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,699,903,277)		1,933,530,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		(215,135)
NET ASSETS - 100%		$ 1,933,315,157
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $94,931,344 of which $53,781,443 and $41,149,901 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,699,903,277) - See accompanying schedule		$ 1,933,530,292
Cash		8
Receivable for investments sold		79,281
Receivable for fund shares sold		2,870,558
Distributions receivable from underlying funds		243,918
Total assets		1,936,724,057

Liabilities
Payable for investments purchased	$ 703,988
Payable for fund shares redeemed	2,245,718
Distribution and service plan fees payable	459,194
Total liabilities		3,408,900

Net Assets		$ 1,933,315,157
Net Assets consist of:
Paid in capital		$ 1,794,972,893
Undistributed net investment income		2,482,027
Accumulated undistributed net realized gain (loss) on investments		(97,766,778)
Net unrealized appreciation (depreciation) on investments		233,627,015
Net Assets		$ 1,933,315,157

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,290,254,729 ÷ 106,725,107 shares)		$ 12.09

Maximum offering price per share (100/94.25 of $12.09)		$ 12.83
Class T: Net Asset Value and redemption price per share ($258,166,032 ÷ 21,315,194 shares)		$ 12.11

Maximum offering price per share (100/96.50 of $12.11)		$ 12.55
Class B: Net Asset Value and offering price per share ($38,945,952 ÷ 3,241,548 shares)A		$ 12.01

Class C: Net Asset Value and offering price per share ($61,639,796 ÷ 5,143,282 shares)A		$ 11.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($284,308,648 ÷ 23,367,906 shares)		$ 12.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 27,078,142

Expenses
Distribution and service plan fees	$ 4,868,969
Independent trustees' compensation	5,845
Total expenses before reductions	4,874,814
Expense reductions	(5,845)	4,868,969
Net investment income (loss)		22,209,173
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(35,430,025)
Capital gain distributions from underlying funds	35,886,323
Total net realized gain (loss)		456,298
Change in net unrealized appreciation (depreciation) on underlying funds		215,413,028
Net gain (loss)		215,869,326
Net increase (decrease) in net assets resulting from operations		$ 238,078,499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,209,173	$ 20,292,796
Net realized gain (loss)	456,298	(6,348,081)
Change in net unrealized appreciation (depreciation)	215,413,028	385,554,148
Net increase (decrease) in net assets resulting from operations	238,078,499	399,498,863
Distributions to shareholders from net investment income	(22,138,802)	(20,082,625)
Distributions to shareholders from net realized gain	(15,443,713)	(10,724,553)
Total distributions	(37,582,515)	(30,807,178)
Share transactions - net increase (decrease)	270,608,455	313,035,081
Total increase (decrease) in net assets	471,104,439	681,726,766

Net Assets
Beginning of period	1,462,210,718	780,483,952
End of period (including undistributed net investment income of $2,482,027 and undistributed net investment income of $2,411,656, respectively)	$ 1,933,315,157	$ 1,462,210,718

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Income from Investment Operations
Net investment income (loss) C	.16	.18	.23	.26	.22
Net realized and unrealized gain (loss)	1.43	3.32	(4.36)	(.50)	.90
Total from investment operations	1.59	3.50	(4.13)	(.24)	1.12
Distributions from net investment income	(.16)	(.17)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.26) G	(.25) F	(.62)	(.51)	(.45)
Net asset value, end of period	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Total Return A,B	14.97%	46.86%	(34.98)%	(2.14)%	9.26%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.42%	1.82%	2.41%	1.95%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890	$ 306,544
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Income from Investment Operations
Net investment income (loss) C	.13	.15	.21	.23	.19
Net realized and unrealized gain (loss)	1.43	3.34	(4.37)	(.51)	.91
Total from investment operations	1.56	3.49	(4.16)	(.28)	1.10
Distributions from net investment income	(.13)	(.15)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.23) G	(.23) F	(.60)	(.47)	(.42)
Net asset value, end of period	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Total Return A,B	14.67%	46.60%	(35.20)%	(2.40)%	9.10%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.17%	1.57%	2.16%	1.70%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 258,166	$ 230,003	$ 139,330	$ 173,946	$ 154,042
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	1.42	3.32	(4.32)	(.51)	.90
Total from investment operations	1.49	3.42	(4.16)	(.35)	1.03
Distributions from net investment income	(.07)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.18)	(.19) F	(.54)	(.41)	(.36)
Net asset value, end of period	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Total Return A,B	14.02%	45.83%	(35.45)%	(2.95)%	8.57%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,946	$ 38,816	$ 27,207	$ 43,016	$ 37,881
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.07	.10	.16	.16	.13
Net realized and unrealized gain (loss)	1.41	3.31	(4.32)	(.50)	.89
Total from investment operations	1.48	3.41	(4.16)	(.34)	1.02
Distributions from net investment income	(.08)	(.11)	(.14)	(.13)	(.10)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.18) G	(.19) F	(.54)	(.42)	(.36)
Net asset value, end of period	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Total Return A,B	14.01%	45.83%	(35.44)%	(2.91)%	8.51%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	1.07%	1.66%	1.20%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,640	$ 52,756	$ 31,735	$ 40,426	$ 32,679
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Income from Investment Operations
Net investment income (loss) B	.19	.20	.26	.29	.25
Net realized and unrealized gain (loss)	1.44	3.35	(4.39)	(.50)	.91
Total from investment operations	1.63	3.55	(4.13)	(.21)	1.16
Distributions from net investment income	(.18)	(.19)	(.25)	(.25)	(.21)
Distributions from net realized gain	(.11)	(.09)	(.40)	(.29)	(.26)
Total distributions	(.29)	(.27) F	(.65)	(.54)	(.47)
Net asset value, end of period	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Total Return A	15.23%	47.31%	(34.83)%	(1.93)%	9.60%
Ratios to Average Net Assets C,D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	2.07%	2.66%	2.20%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,309	$ 140,948	$ 69,731	$ 52,762	$ 13,903
Portfolio turnover rate	34%	19%	29%	10%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.4	7.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	4.9
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.0
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.8
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.8
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.4
Fidelity Series 100 Index Fund	5.6	5.4
Fidelity Series All-Sector Equity Fund	9.3	9.6
Fidelity Series Large Cap Value Fund	9.4	8.6
Fidelity Series Small Cap Opportunities Fund	2.3	2.5
	46.5	48.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	3.9
Fidelity Advisor Overseas Fund Institutional Class	2.7	4.0
Fidelity Series International Growth Fund	5.1	4.2
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	5.0	4.1
	16.5	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.9
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	7.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.2	0.0
	7.3	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.4	0.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.3	2.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	15.6	13.5
	18.9	16.4

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.4%
Domestic Equity Funds	46.5%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.9%

Six months ago
Commodity Funds	7.3%
Domestic Equity Funds	48.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	0.9%
Investment Grade Bond Funds	16.4%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	45.0%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.7%
Investment Grade Bond Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund	11,891,698	$ 156,732,574
Domestic Equity Funds - 46.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,591,301	98,899,361
Fidelity Advisor Growth & Income Fund Institutional Class	7,634,074	137,795,027
Fidelity Advisor Large Cap Fund Institutional Class	6,918,934	136,510,571
Fidelity Advisor Small Cap Fund Institutional Class	1,822,041	51,144,695
Fidelity Series 100 Index Fund	12,844,782	118,171,996
Fidelity Series All-Sector Equity Fund	15,037,998	197,148,159
Fidelity Series Large Cap Value Fund	16,305,115	199,085,455
Fidelity Series Small Cap Opportunities Fund	4,247,946	50,083,285
TOTAL DOMESTIC EQUITY FUNDS		988,838,549
TOTAL DOMESTIC EQUITY FUNDS (Cost $940,389,483)		1,145,571,123
International Equity Funds - 19.5%

Developed International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,445,522	57,919,221
Fidelity Advisor Overseas Fund Institutional Class	3,007,736	57,237,224
Fidelity Series International Growth Fund	9,489,356	109,222,489
Fidelity Series International Small Cap Fund	1,716,301	21,179,153
Fidelity Series International Value Fund	10,096,032	105,907,376
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		351,465,463

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	3,361,246	$ 64,401,481
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $350,646,037)		415,866,944
Bond Funds - 26.6%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	220,704	2,207,946
Fidelity Series High Income Fund	15,192,758	152,231,440
TOTAL HIGH YIELD BOND FUNDS		154,439,386
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund	803,141	8,689,990
Investment Grade Bond Funds - 18.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,109,801	70,387,031
Fidelity Series Investment Grade Bond Fund	29,127,559	331,471,621
TOTAL INVESTMENT GRADE BOND FUNDS		401,858,652
TOTAL BOND FUNDS (Cost $554,239,965)		564,988,028
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,845,275,485)		2,126,426,095
NET OTHER ASSETS (LIABILITIES) - 0.0%		(245,830)
NET ASSETS - 100%		$ 2,126,180,265
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $151,905,233 of which $75,012,132 and $76,893,101 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,845,275,485) - See accompanying schedule		$ 2,126,426,095
Cash		195
Receivable for investments sold		282,956
Receivable for fund shares sold		2,942,917
Distributions receivable from underlying funds		268,530
Total assets		2,129,920,693

Liabilities
Payable for investments purchased	$ 121,309
Payable for fund shares redeemed	3,101,798
Distribution and service plan fees payable	517,321
Total liabilities		3,740,428

Net Assets		$ 2,126,180,265
Net Assets consist of:
Paid in capital		$ 1,997,220,178
Undistributed net investment income		2,499,240
Accumulated undistributed net realized gain (loss) on investments		(154,689,763)
Net unrealized appreciation (depreciation) on investments		281,150,610
Net Assets		$ 2,126,180,265

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,340,583,283 ÷ 105,413,868 shares)		$ 12.72

Maximum offering price per share (100/94.25 of $12.72)		$ 13.50
Class T: Net Asset Value and redemption price per share ($348,443,225 ÷ 27,477,019 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($47,275,467 ÷ 3,742,647 shares)A		$ 12.63

Class C: Net Asset Value and offering price per share ($68,349,364 ÷ 5,424,038 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($321,528,926 ÷ 25,173,813 shares)		$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 29,733,029

Expenses
Distribution and service plan fees	$ 5,725,834
Independent trustees' compensation	6,641
Total expenses before reductions	5,732,475
Expense reductions	(6,641)	5,725,834
Net investment income (loss)		24,007,195
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(58,372,129)
Capital gain distributions from underlying funds	40,704,738
Total net realized gain (loss)		(17,667,391)
Change in net unrealized appreciation (depreciation) on underlying funds		263,557,971
Net gain (loss)		245,890,580
Net increase (decrease) in net assets resulting from operations		$ 269,897,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,007,195	$ 20,740,984
Net realized gain (loss)	(17,667,391)	(16,413,025)
Change in net unrealized appreciation (depreciation)	263,557,971	493,374,347
Net increase (decrease) in net assets resulting from operations	269,897,775	497,702,306
Distributions to shareholders from net investment income	(23,893,943)	(19,871,061)
Distributions to shareholders from net realized gain	(17,498,965)	(13,024,758)
Total distributions	(41,392,908)	(32,895,819)
Share transactions - net increase (decrease)	191,320,603	319,644,448
Total increase (decrease) in net assets	419,825,470	784,450,935

Net Assets
Beginning of period	1,706,354,795	921,903,860
End of period (including undistributed net investment income of $2,499,240 and undistributed net investment income of $2,385,989, respectively)	$ 2,126,180,265	$ 1,706,354,795

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Income from Investment Operations
Net investment income (loss) C	.16	.16	.21	.22	.20
Net realized and unrealized gain (loss)	1.54	3.68	(5.10)	(.63)	1.09
Total from investment operations	1.70	3.84	(4.89)	(.41)	1.29
Distributions from net investment income	(.16)	(.15)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.27)	(.24) F	(.71)	(.57)	(.49)
Net asset value, end of period	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Total Return A, B	15.27%	50.17%	(38.49)%	(3.22)%	9.82%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.38%	1.61%	2.08%	1.53%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Income from Investment Operations
Net investment income (loss) C	.13	.14	.19	.19	.17
Net realized and unrealized gain (loss)	1.54	3.66	(5.09)	(.64)	1.09
Total from investment operations	1.67	3.80	(4.90)	(.45)	1.26
Distributions from net investment income	(.13)	(.13)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.24)	(.22) F	(.68)	(.53)	(.46)
Net asset value, end of period	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Total Return A, B	14.98%	49.72%	(38.62)%	(3.49)%	9.59%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.36%	1.83%	1.28%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,443	$ 382,092	$ 236,333	$ 297,618	$ 281,508
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) C	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	(.07)	(.08)	(.11)	(.09)	(.09)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.18)	(.17) F	(.61)	(.46)	(.40)
Net asset value, end of period	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Total Return A, B	14.38%	49.07%	(38.94)%	(3.96)%	8.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,275	$ 51,360	$ 35,701	$ 60,367	$ 56,845
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Income from Investment Operations
Net investment income (loss) C	.07	.09	.14	.11	.10
Net realized and unrealized gain (loss)	1.53	3.65	(5.06)	(.63)	1.08
Total from investment operations	1.60	3.74	(4.92)	(.52)	1.18
Distributions from net investment income	(.08)	(.08)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.37)	(.31)
Total distributions	(.19)	(.18) F	(.62)	(.46)	(.40)
Net asset value, end of period	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Total Return A, B	14.38%	49.06%	(38.96)%	(3.95)%	9.00%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.86%	1.33%	.78%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,349	$ 63,700	$ 40,294	$ 58,768	$ 54,338
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Income from Investment Operations
Net investment income (loss) B	.19	.19	.23	.26	.24
Net realized and unrealized gain (loss)	1.55	3.69	(5.11)	(.64)	1.09
Total from investment operations	1.74	3.88	(4.88)	(.38)	1.33
Distributions from net investment income	(.19)	(.17)	(.24)	(.22)	(.21)
Distributions from net realized gain	(.11)	(.09)	(.50)	(.38)	(.31)
Total distributions	(.30)	(.27) F	(.74)	(.60)	(.52)
Net asset value, end of period	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Total Return A	15.56%	50.42%	(38.31)%	(3.01)%	10.08%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.86%	2.33%	1.78%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 321,529	$ 178,232	$ 82,534	$ 69,011	$ 24,902
Portfolio turnover rate	38%	20%	22%	10%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	5.5
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.5
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.7
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series All-Sector Equity Fund	10.4	10.6
Fidelity Series Large Cap Value Fund	10.5	9.4
Fidelity Series Small Cap Opportunities Fund	2.6	2.7
	52.1	53.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.0	4.3
Fidelity Advisor Overseas Fund Institutional Class	3.0	4.4
Fidelity Series International Growth Fund	5.8	4.6
Fidelity Series International Small Cap Fund	1.1	0.9
Fidelity Series International Value Fund	5.6	4.5
	18.5	18.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	3.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	7.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.1	0.0
	7.2	7.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.8	1.7
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	8.3	8.0
	10.1	9.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.7%
Domestic Equity Funds	52.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	10.1%

Six months ago
Commodity Funds	8.0%
Domestic Equity Funds	53.0%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	8,971,260	$ 118,241,211
Domestic Equity Funds - 52.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,139,798	70,838,453
Fidelity Advisor Growth & Income Fund Institutional Class	5,459,525	98,544,419
Fidelity Advisor Large Cap Fund Institutional Class	4,948,338	97,630,713
Fidelity Advisor Small Cap Fund Institutional Class	1,302,079	36,549,357
Fidelity Series 100 Index Fund	9,199,930	84,639,355
Fidelity Series All-Sector Equity Fund	10,776,266	141,276,842
Fidelity Series Large Cap Value Fund	11,682,539	142,643,801
Fidelity Series Small Cap Opportunities Fund	3,036,089	35,795,489
TOTAL DOMESTIC EQUITY FUNDS		707,918,429
TOTAL DOMESTIC EQUITY FUNDS (Cost $695,143,858)		826,159,640
International Equity Funds - 21.9%

Developed International Equity Funds - 18.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,471,989	41,554,135
Fidelity Advisor Overseas Fund Institutional Class	2,158,037	41,067,445
Fidelity Series International Growth Fund	6,802,777	78,299,968
Fidelity Series International Small Cap Fund	1,233,232	15,218,086
Fidelity Series International Value Fund	7,238,249	75,929,230
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		252,068,864

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	2,416,231	$ 46,294,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $255,152,465)		298,363,853
Bond Funds - 17.3%

High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	139,953	1,400,110
Fidelity Series High Income Fund	9,634,078	96,533,459
TOTAL HIGH YIELD BOND FUNDS		97,933,569
Investment Grade Bond Funds - 10.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,389,434	23,655,401
Fidelity Series Investment Grade Bond Fund	9,947,997	113,208,201
TOTAL INVESTMENT GRADE BOND FUNDS		136,863,602
TOTAL BOND FUNDS (Cost $231,134,575)		234,797,171
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,181,430,898)		1,359,320,664
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,586)
NET ASSETS - 100%		$ 1,359,179,078
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $65,938,206 of which $37,616,185 and $28,322,021 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,181,430,898) - See accompanying schedule		$ 1,359,320,664
Cash		14
Receivable for investments sold		263,246
Receivable for fund shares sold		2,371,470
Distributions receivable from underlying funds		170,271
Total assets		1,362,125,665

Liabilities
Payable for investments purchased	$ 28,556
Payable for fund shares redeemed	2,606,155
Distribution and service plan fees payable	311,876
Total liabilities		2,946,587

Net Assets		$ 1,359,179,078
Net Assets consist of:
Paid in capital		$ 1,247,592,683
Undistributed net investment income		1,027,531
Accumulated undistributed net realized gain (loss) on investments		(67,330,902)
Net unrealized appreciation (depreciation) on investments		177,889,766
Net Assets		$ 1,359,179,078

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($906,896,449 ÷ 74,888,743 shares)		$ 12.11

Maximum offering price per share (100/94.25 of $12.11)		$ 12.85
Class T: Net Asset Value and redemption price per share ($169,441,773 ÷ 14,058,036 shares)		$ 12.05

Maximum offering price per share (100/96.50 of $12.05)		$ 12.49
Class B: Net Asset Value and offering price per share ($28,359,922 ÷ 2,370,406 shares)A		$ 11.96

Class C: Net Asset Value and offering price per share ($36,389,127 ÷ 3,042,760 shares)A		$ 11.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($218,091,807 ÷ 17,927,403 shares)		$ 12.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 16,633,700

Expenses
Distribution and service plan fees	$ 3,222,095
Independent trustees' compensation	3,943
Total expenses before reductions	3,226,038
Expense reductions	(3,943)	3,222,095
Net investment income (loss)		13,411,605
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,749,300)
Capital gain distributions from underlying funds	25,933,525
Total net realized gain (loss)		(1,815,775)
Change in net unrealized appreciation (depreciation) on underlying funds		167,217,095
Net gain (loss)		165,401,320
Net increase (decrease) in net assets resulting from operations		$ 178,812,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,411,605	$ 10,755,699
Net realized gain (loss)	(1,815,775)	(5,148,261)
Change in net unrealized appreciation (depreciation)	167,217,095	267,687,993
Net increase (decrease) in net assets resulting from operations	178,812,925	273,295,431
Distributions to shareholders from net investment income	(13,257,727)	(10,794,748)
Distributions to shareholders from net realized gain	(10,450,172)	(6,934,476)
Total distributions	(23,707,899)	(17,729,224)
Share transactions - net increase (decrease)	235,486,573	237,182,238
Total increase (decrease) in net assets	390,591,599	492,748,445

Net Assets
Beginning of period	968,587,479	475,839,034
End of period (including undistributed net investment income of $1,027,531 and undistributed net investment income of $873,654, respectively)	$ 1,359,179,078	$ 968,587,479

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Income from Investment Operations
Net investment income (loss) C	.14	.14	.20	.20	.19
Net realized and unrealized gain (loss)	1.56	3.55	(4.92)	(.60)	1.02
Total from investment operations	1.70	3.69	(4.72)	(.40)	1.21
Distributions from net investment income	(.13)	(.14)	(.18)	(.17)	(.15)
Distributions from net realized gain	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.24)	(.22)	(.63) G	(.51)	(.44) F
Net asset value, end of period	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Total Return A, B	16.13%	51.59%	(39.29)%	(3.34)%	9.74%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.51%	2.04%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 906,896	$ 669,450	$ 314,996	$ 336,805	$ 146,175
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Income from Investment Operations
Net investment income (loss) C	.11	.12	.17	.17	.16
Net realized and unrealized gain (loss)	1.55	3.53	(4.89)	(.62)	1.01
Total from investment operations	1.66	3.65	(4.72)	(.45)	1.17
Distributions from net investment income	(.11)	(.12)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.11)	(.08)	(.45)	(.33)	(.28)
Total distributions	(.21) H	(.20)	(.60) G	(.46)	(.41) F
Net asset value, end of period	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Total Return A, B	15.84%	51.17%	(39.42)%	(3.66)%	9.46%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.01%	1.26%	1.79%	1.26%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,442	$ 143,106	$ 81,463	$ 99,531	$ 84,368
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Income from Investment Operations
Net investment income (loss) C	.05	.07	.13	.10	.09
Net realized and unrealized gain (loss)	1.55	3.50	(4.86)	(.61)	1.02
Total from investment operations	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	(.06)	(.07)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.16)	(.15)	(.55) G	(.40)	(.36) F
Net asset value, end of period	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Total Return A, B	15.28%	50.43%	(39.76)%	(4.10)%	8.98%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.51%	.76%	1.30%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,360	$ 27,408	$ 17,892	$ 27,854	$ 23,065
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Income from Investment Operations
Net investment income (loss) C	.06	.07	.12	.10	.09
Net realized and unrealized gain (loss)	1.54	3.50	(4.85)	(.61)	1.02
Total from investment operations	1.60	3.57	(4.73)	(.51)	1.11
Distributions from net investment income	(.06)	(.08)	(.11)	(.08)	(.09)
Distributions from net realized gain	(.10)	(.08)	(.45)	(.32)	(.27)
Total distributions	(.16)	(.16)	(.55) G	(.40)	(.36) F
Net asset value, end of period	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Total Return A, B	15.33%	50.28%	(39.70)%	(4.10)%	8.99%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.51%	.76%	1.29%	.76%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,389	$ 30,994	$ 17,821	$ 23,168	$ 19,041
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Income from Investment Operations
Net investment income (loss) B	.17	.17	.22	.24	.22
Net realized and unrealized gain (loss)	1.57	3.55	(4.93)	(.62)	1.02
Total from investment operations	1.74	3.72	(4.71)	(.38)	1.24
Distributions from net investment income	(.16)	(.16)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.11)	(.08)	(.45)	(.34)	(.29)
Total distributions	(.26) H	(.24)	(.65) G	(.54)	(.46) F
Net asset value, end of period	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Total Return A	16.51%	51.81%	(39.08)%	(3.19)%	9.98%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.76%	2.29%	1.76%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,092	$ 97,629	$ 43,667	$ 34,162	$ 6,371
Portfolio turnover rate	30%	16%	21%	9%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)
Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.8	8.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	5.5
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.5
Fidelity Advisor Large Cap Fund Institutional Class	7.3	7.6
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.7
Fidelity Series 100 Index Fund	6.3	6.0
Fidelity Series All-Sector Equity Fund	10.5	10.7
Fidelity Series Large Cap Value Fund	10.6	9.6
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	52.7	53.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.1	4.3
Fidelity Advisor Overseas Fund Institutional Class	3.1	4.4
Fidelity Series International Growth Fund	5.8	4.8
Fidelity Series International Small Cap Fund	1.1	1.0
Fidelity Series International Value Fund	5.7	4.6
	18.8	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	3.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	8.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	8.0	0.0
	8.1	8.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.4	1.3
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	6.8	6.3
	8.2	7.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.8%
Domestic Equity Funds	52.7%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.1%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	8.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	7.6%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.8%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund	9,885,136	$ 130,286,098
Domestic Equity Funds - 52.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,246,655	77,479,588
Fidelity Advisor Growth & Income Fund Institutional Class	5,980,065	107,940,174
Fidelity Advisor Large Cap Fund Institutional Class	5,419,923	106,935,072
Fidelity Advisor Small Cap Fund Institutional Class	1,427,034	40,056,850
Fidelity Series 100 Index Fund	10,079,322	92,729,763
Fidelity Series All-Sector Equity Fund	11,796,791	154,655,929
Fidelity Series Large Cap Value Fund	12,785,335	156,108,940
Fidelity Series Small Cap Opportunities Fund	3,327,043	39,225,840
TOTAL DOMESTIC EQUITY FUNDS		775,132,156
TOTAL DOMESTIC EQUITY FUNDS (Cost $809,456,488)		905,418,254
International Equity Funds - 22.2%

Developed International Equity Funds - 18.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,701,665	45,414,995
Fidelity Advisor Overseas Fund Institutional Class	2,358,476	44,881,793
Fidelity Series International Growth Fund	7,445,324	85,695,684
Fidelity Series International Small Cap Fund	1,347,657	16,630,085
Fidelity Series International Value Fund	7,921,596	83,097,540
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		275,720,097

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	2,640,271	$ 50,587,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $316,699,454)		326,307,685
Bond Funds - 16.3%

High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund	169,520	1,695,900
Fidelity Series High Income Fund	11,669,396	116,927,343
TOTAL HIGH YIELD BOND FUNDS		118,623,243
Investment Grade Bond Funds - 8.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,121,333	21,001,193
Fidelity Series Investment Grade Bond Fund	8,762,516	99,717,434
TOTAL INVESTMENT GRADE BOND FUNDS		120,718,627
TOTAL BOND FUNDS (Cost $238,455,637)		239,341,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,364,611,579)		1,471,067,809
NET OTHER ASSETS (LIABILITIES) - 0.0%		(145,632)
NET ASSETS - 100%		$ 1,470,922,177
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $8,343,013 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $1,364,611,579) - See accompanying schedule		$ 1,471,067,809
Cash		103
Receivable for investments sold		88,842
Receivable for fund shares sold		2,844,424
Distributions receivable from underlying funds		206,314
Total assets		1,474,207,492

Liabilities
Payable for investments purchased	$ 1,025,296
Payable for fund shares redeemed	1,884,280
Distribution and service plan fees payable	375,739
Total liabilities		3,285,315

Net Assets		$ 1,470,922,177
Net Assets consist of:
Paid in capital		$ 1,372,130,404
Undistributed net investment income		959,515
Accumulated undistributed net realized gain (loss) on investments		(8,623,972)
Net unrealized appreciation (depreciation) on investments		106,456,230
Net Assets		$ 1,470,922,177

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($865,008,171 ÷ 66,794,945 shares)		$ 12.95

Maximum offering price per share (100/94.25 of $12.95)		$ 13.74
Class T: Net Asset Value and redemption price per share ($276,334,726 ÷ 21,389,470 shares)		$ 12.92

Maximum offering price per share (100/96.50 of $12.92)		$ 13.39
Class B: Net Asset Value and offering price per share ($41,935,078 ÷ 3,270,683 shares)A		$ 12.82

Class C: Net Asset Value and offering price per share ($58,415,958 ÷ 4,562,634 shares)A		$ 12.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($229,228,244 ÷ 17,627,009 shares)		$ 13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 19,022,307

Expenses
Distribution and service plan fees	$ 4,182,766
Independent trustees' compensation	4,613
Total expenses before reductions	4,187,379
Expense reductions	(4,613)	4,182,766
Net investment income (loss)		14,839,541
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,216,272
Capital gain distributions from underlying funds	28,387,384
Total net realized gain (loss)		39,603,656
Change in net unrealized appreciation (depreciation) on underlying funds		144,982,726
Net gain (loss)		184,586,382
Net increase (decrease) in net assets resulting from operations		$ 199,425,923

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,839,541	$ 13,624,680
Net realized gain (loss)	39,603,656	36,682,501
Change in net unrealized appreciation (depreciation)	144,982,726	319,580,977
Net increase (decrease) in net assets resulting from operations	199,425,923	369,888,158
Distributions to shareholders from net investment income	(14,806,752)	(13,844,304)
Distributions to shareholders from net realized gain	(11,833,286)	(8,692,491)
Total distributions	(26,640,038)	(22,536,795)
Share transactions - net increase (decrease)	103,322,755	202,733,553
Total increase (decrease) in net assets	276,108,640	550,084,916

Net Assets
Beginning of period	1,194,813,537	644,728,621
End of period (including undistributed net investment income of $959,515 and undistributed net investment income of $926,726, respectively)	$ 1,470,922,177	$ 1,194,813,537

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Income from Investment Operations
Net investment income (loss) C	.15	.15	.21	.22	.21
Net realized and unrealized gain (loss)	1.69	3.87	(5.44)	(.74)	1.16
Total from investment operations	1.84	4.02	(5.23)	(.52)	1.37
Distributions from net investment income	(.15)	(.15)	(.20)	(.20)	(.18)
Distributions from net realized gain	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.26)	(.24)	(.75) G	(.60)	(.51) F
Net asset value, end of period	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Total Return A,B	16.38%	53.15%	(40.42)%	(3.92)%	10.09%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.52%	2.02%	1.47%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,008	$ 670,673	$ 342,357	$ 428,381	$ 263,733
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

G Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Income from Investment Operations
Net investment income (loss) C	.12	.13	.18	.18	.17
Net realized and unrealized gain (loss)	1.68	3.86	(5.43)	(.72)	1.16
Total from investment operations	1.80	3.99	(5.25)	(.54)	1.33
Distributions from net investment income	(.11)	(.13)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.22)	(.22)	(.72) G	(.56)	(.48) F
Net asset value, end of period	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Total Return A,B	16.06%	52.83%	(40.61)%	(4.05)%	9.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.27%	1.77%	1.22%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,335	$ 300,594	$ 181,917	$ 238,675	$ 221,815
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

G Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Income from Investment Operations
Net investment income (loss) C	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	1.66	3.83	(5.37)	(.73)	1.14
Total from investment operations	1.72	3.91	(5.24)	(.62)	1.24
Distributions from net investment income	(.06)	(.08)	(.11)	(.10)	(.10)
Distributions from net realized gain	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.16)	(.17)	(.66) G	(.49)	(.41) F
Net asset value, end of period	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Total Return A,B	15.43%	52.08%	(40.85)%	(4.59)%	9.25%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,935	$ 43,773	$ 29,479	$ 50,827	$ 46,110
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Income from Investment Operations
Net investment income (loss) C	.06	.08	.13	.11	.10
Net realized and unrealized gain (loss)	1.66	3.83	(5.37)	(.72)	1.13
Total from investment operations	1.72	3.91	(5.24)	(.61)	1.23
Distributions from net investment income	(.07)	(.08)	(.12)	(.10)	(.10)
Distributions from net realized gain	(.10)	(.09)	(.55)	(.39)	(.32)
Total distributions	(.17)	(.17)	(.67) G	(.49)	(.41) F
Net asset value, end of period	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Total Return A,B	15.39%	52.18%	(40.91)%	(4.54)%	9.17%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.77%	1.28%	.72%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,416	$ 53,334	$ 34,036	$ 54,549	$ 54,022
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Income from Investment Operations
Net investment income (loss) B	.18	.18	.23	.25	.24
Net realized and unrealized gain (loss)	1.69	3.88	(5.45)	(.74)	1.17
Total from investment operations	1.87	4.06	(5.22)	(.49)	1.41
Distributions from net investment income	(.18)	(.17)	(.22)	(.23)	(.21)
Distributions from net realized gain	(.11)	(.09)	(.56)	(.40)	(.33)
Total distributions	(.29)	(.26)	(.78) G	(.63)	(.54) F
Net asset value, end of period	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Total Return A	16.57%	53.53%	(40.24)%	(3.70)%	10.36%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.77%	2.27%	1.72%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,228	$ 126,440	$ 56,940	$ 46,457	$ 19,197
Portfolio turnover rate	38%	18%	18%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

G Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	8.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.4	5.6
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.7
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.8
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	10.7	10.9
Fidelity Series Large Cap Value Fund	10.9	9.7
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	53.8	54.6
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.2	4.4
Fidelity Advisor Overseas Fund Institutional Class	3.1	4.4
Fidelity Series International Growth Fund	5.9	4.8
Fidelity Series International Small Cap Fund	1.2	0.9
Fidelity Series International Value Fund	5.8	4.7
	19.2	19.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	3.3
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	9.8
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	9.3	0.0
	9.4	9.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.8	0.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	4.1	4.0
	4.9	4.9

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	8.2%
Domestic Equity Funds	54.6%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	3,350,344	$ 44,157,536
Domestic Equity Funds - 53.8%
Fidelity Advisor Equity Growth Fund Institutional Class	413,022	25,669,333
Fidelity Advisor Growth & Income Fund Institutional Class	1,979,559	35,731,036
Fidelity Advisor Large Cap Fund Institutional Class	1,794,490	35,405,292
Fidelity Advisor Small Cap Fund Institutional Class	471,621	13,238,414
Fidelity Series 100 Index Fund	3,332,122	30,655,523
Fidelity Series All-Sector Equity Fund	3,904,704	51,190,666
Fidelity Series Large Cap Value Fund	4,252,729	51,925,827
Fidelity Series Small Cap Opportunities Fund	1,100,141	12,970,665
TOTAL DOMESTIC EQUITY FUNDS		256,786,756
TOTAL DOMESTIC EQUITY FUNDS (Cost $252,033,745)		300,944,292
International Equity Funds - 22.7%

Developed International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	897,029	15,079,057
Fidelity Advisor Overseas Fund Institutional Class	783,219	14,904,650
Fidelity Series International Growth Fund	2,468,213	28,409,135
Fidelity Series International Small Cap Fund	445,909	5,502,523
Fidelity Series International Value Fund	2,626,970	27,556,910
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		91,452,275

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	876,119	$ 16,786,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $92,139,961)		108,238,719
Bond Funds - 14.3%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	64,210	642,360
Fidelity Series High Income Fund	4,420,047	44,288,867
TOTAL HIGH YIELD BOND FUNDS		44,931,227
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	381,353	3,775,392
Fidelity Series Investment Grade Bond Fund	1,734,346	19,736,854
TOTAL INVESTMENT GRADE BOND FUNDS		23,512,246
TOTAL BOND FUNDS (Cost $67,725,945)		68,443,473
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $411,899,651)		477,626,484
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,712)
NET ASSETS - 100%		$ 477,602,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $4,711,973 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $411,899,651) - See accompanying schedule		$ 477,626,484
Cash		55
Receivable for investments sold		9,516
Receivable for fund shares sold		1,099,500
Distributions receivable from underlying funds		78,099
Total assets		478,813,654

Liabilities
Payable for investments purchased	$ 729,823
Payable for fund shares redeemed	379,190
Distribution and service plan fees payable	101,869
Total liabilities		1,210,882

Net Assets		$ 477,602,772
Net Assets consist of:
Paid in capital		$ 416,868,005
Undistributed net investment income		434,537
Accumulated undistributed net realized gain (loss) on investments		(5,426,603)
Net unrealized appreciation (depreciation) on investments		65,726,833
Net Assets		$ 477,602,772

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($320,730,680 ÷ 31,834,182 shares)		$ 10.08

Maximum offering price per share (100/94.25 of $10.08)		$ 10.69
Class T: Net Asset Value and redemption price per share ($60,267,677 ÷ 6,004,056 shares)		$ 10.04

Maximum offering price per share (100/96.50 of $10.04)		$ 10.40
Class B: Net Asset Value and offering price per share ($4,611,679 ÷ 460,577 shares)A		$ 10.01

Class C: Net Asset Value and offering price per share ($8,753,183 ÷ 875,390 shares)A		$ 10.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,239,553 ÷ 8,231,056 shares)		$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 5,756,548

Expenses
Distribution and service plan fees	$ 986,412
Independent trustees' compensation	1,269
Total expenses before reductions	987,681
Expense reductions	(1,269)	986,412
Net investment income (loss)		4,770,136
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	621,206
Capital gain distributions from underlying funds	8,646,888
Total net realized gain (loss)		9,268,094
Change in net unrealized appreciation (depreciation) on underlying funds		48,630,118
Net gain (loss)		57,898,212
Net increase (decrease) in net assets resulting from operations		$ 62,668,348

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,770,136	$ 3,090,802
Net realized gain (loss)	9,268,094	(580,792)
Change in net unrealized appreciation (depreciation)	48,630,118	74,319,321
Net increase (decrease) in net assets resulting from operations	62,668,348	76,829,331
Distributions to shareholders from net investment income	(4,605,379)	(3,060,635)
Distributions to shareholders from net realized gain	(3,215,417)	(2,023,492)
Total distributions	(7,820,796)	(5,084,127)
Share transactions - net increase (decrease)	130,893,423	102,731,596
Total increase (decrease) in net assets	185,740,975	174,476,800

Net Assets
Beginning of period	291,861,797	117,384,997
End of period (including undistributed net investment income of $434,537 and undistributed net investment income of $269,780, respectively)	$ 477,602,772	$ 291,861,797

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.12	.16	.16	.12
Net realized and unrealized gain (loss)	1.33	3.02	(4.29)	(.57)	1.06
Total from investment operations	1.45	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.11)	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.19)	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B,C,D	16.67%	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.35%	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320,731	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.10	.14	.13	.09
Net realized and unrealized gain (loss)	1.32	3.02	(4.28)	(.57)	1.06
Total from investment operations	1.42	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	(.09)	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.17)	(.17)	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B,C,D	16.36%	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.10%	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,268	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	1.32	3.01	(4.27)	(.57)	1.06
Total from investment operations	1.37	3.07	(4.16)	(.49)	1.11
Distributions from net investment income	(.05)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Total Return B,C,D	15.71%	52.74%	(41.39)%	(4.65)%	11.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,612	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06	.11	.08	.05
Net realized and unrealized gain (loss)	1.32	3.01	(4.27)	(.58)	1.06
Total from investment operations	1.37	3.07	(4.16)	(.50)	1.11
Distributions from net investment income	(.06)	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13) J	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Total Return B,C,D	15.80%	52.90%	(41.39)%	(4.74)%	11.08%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.60%	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,753	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.14	.18	.19	.14
Net realized and unrealized gain (loss)	1.32	3.04	(4.30)	(.59)	1.06
Total from investment operations	1.47	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.13)	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.21)	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B,C	16.86%	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.60%	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,240	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	32%	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.9	8.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.9
Fidelity Advisor Equity Income Fund Institutional Class	0.0	1.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	8.1
Fidelity Advisor Large Cap Fund Institutional Class	7.8	8.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.9
Fidelity Series 100 Index Fund	6.7	6.4
Fidelity Series All-Sector Equity Fund	11.2	11.4
Fidelity Series Large Cap Value Fund	11.3	10.2
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	56.1	57.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.3	4.7
Fidelity Advisor Overseas Fund Institutional Class	3.3	4.7
Fidelity Series International Growth Fund	6.2	5.1
Fidelity Series International Small Cap Fund	1.2	1.0
Fidelity Series International Value Fund	6.0	4.9
	20.0	20.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	0.0	9.9
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	9.3	0.0
	9.4	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0	0.0*
Fidelity Series Investment Grade Bond Fund	0.9	0.6
	1.0	0.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Six months ago
Commodity Funds	8.6%
Domestic Equity Funds	57.0%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.7%

Expected
Commodity Funds	9.7%
Domestic Equity Funds	55.0%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund	2,716,092	$ 35,798,090
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class	327,857	20,376,284
Fidelity Advisor Growth & Income Fund Institutional Class	1,571,715	28,369,464
Fidelity Advisor Large Cap Fund Institutional Class	1,424,776	28,110,836
Fidelity Advisor Small Cap Fund Institutional Class	374,358	10,508,233
Fidelity Series 100 Index Fund	2,647,456	24,356,596
Fidelity Series All-Sector Equity Fund	3,108,420	40,751,384
Fidelity Series Large Cap Value Fund	3,361,442	41,043,208
Fidelity Series Small Cap Opportunities Fund	873,271	10,295,866
TOTAL DOMESTIC EQUITY FUNDS		203,811,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $199,831,566)		239,609,961
International Equity Funds - 23.6%

Developed International Equity Funds - 20.0%
Fidelity Advisor Diversified International Fund Institutional Class	711,305	11,957,032
Fidelity Advisor Overseas Fund Institutional Class	621,021	11,818,023
Fidelity Series International Growth Fund	1,956,973	22,524,759
Fidelity Series International Small Cap Fund	354,707	4,377,080
Fidelity Series International Value Fund	2,082,798	21,848,550
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		72,525,444

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	694,888	$ 13,314,059
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,046,035)		85,839,503
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	48,885	489,053
Fidelity Series High Income Fund	3,365,147	33,718,776
TOTAL HIGH YIELD BOND FUNDS		34,207,829
Investment Grade Bond Funds - 1.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	43,522	430,867
Fidelity Series Investment Grade Bond Fund	279,890	3,185,152
TOTAL INVESTMENT GRADE BOND FUNDS		3,616,019
TOTAL BOND FUNDS (Cost $37,675,727)		37,823,848
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $309,553,328)		363,273,312
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,016)
NET ASSETS - 100%		$ 363,246,296
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $9,460,678 of which $7,387,590 and $2,073,088 will expire in fiscal 2017 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $309,553,328) - See accompanying schedule		$ 363,273,312
Receivable for investments sold		58,053
Receivable for fund shares sold		1,159,908
Distributions receivable from underlying funds		59,428
Total assets		364,550,701

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased	490,051
Payable for fund shares redeemed	727,907
Distribution and service plan fees payable	86,441
Total liabilities		1,304,405

Net Assets		$ 363,246,296
Net Assets consist of:
Paid in capital		$ 319,648,808
Undistributed net investment income		187,172
Accumulated undistributed net realized gain (loss) on investments		(10,309,668)
Net unrealized appreciation (depreciation) on investments		53,719,984
Net Assets		$ 363,246,296

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,548,765 ÷ 22,204,534 shares)		$ 9.93

Maximum offering price per share (100/94.25 of $9.93)		$ 10.54
Class T: Net Asset Value and redemption price per share ($61,195,440 ÷ 6,179,564 shares)		$ 9.90

Maximum offering price per share (100/96.50 of $9.90)		$ 10.26
Class B: Net Asset Value and offering price per share ($6,703,624 ÷ 680,117 shares)A		$ 9.86

Class C: Net Asset Value and offering price per share ($12,013,802 ÷ 1,217,571 shares)A		$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($62,784,665 ÷ 6,294,954 shares)		$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 4,207,967

Expenses
Distribution and service plan fees	$ 843,917
Independent trustees' compensation	1,013
Total expenses before reductions	844,930
Expense reductions	(1,013)	843,917
Net investment income (loss)		3,364,050
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,912,355)
Capital gain distributions from underlying funds	6,619,448
Total net realized gain (loss)		2,707,093
Change in net unrealized appreciation (depreciation) on underlying funds		43,618,643
Net gain (loss)		46,325,736
Net increase (decrease) in net assets resulting from operations		$ 49,689,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,364,050	$ 2,390,969
Net realized gain (loss)	2,707,093	234,035
Change in net unrealized appreciation (depreciation)	43,618,643	64,796,791
Net increase (decrease) in net assets resulting from operations	49,689,786	67,421,795
Distributions to shareholders from net investment income	(3,328,255)	(2,382,215)
Distributions to shareholders from net realized gain	(2,446,029)	(1,702,157)
Total distributions	(5,774,284)	(4,084,372)
Share transactions - net increase (decrease)	79,457,808	74,234,725
Total increase (decrease) in net assets	123,373,310	137,572,148

Net Assets
Beginning of period	239,872,986	102,300,838
End of period (including undistributed net investment income of $187,172 and undistributed net investment income of $151,377, respectively)	$ 363,246,296	$ 239,872,986

Financial Highlights - Class A

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.11	.16	.16	.13
Net realized and unrealized gain (loss)	1.34	3.05	(4.39)	(.60)	1.06
Total from investment operations	1.45	3.16	(4.23)	(.44)	1.19
Distributions from net investment income	(.11)	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.18) J	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Total Return B,C,D	16.99%	55.94%	(42.30)%	(4.27)%	11.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.23%	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,549	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.14	.13	.11
Net realized and unrealized gain (loss)	1.33	3.05	(4.37)	(.59)	1.05
Total from investment operations	1.42	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	(.09)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.16) J	(.16)	(.41) I	(.26)	(.14)
Net asset value, end of period	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B,C,D	16.66%	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	.98%	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,195	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	1.34	3.03	(4.35)	(.59)	1.07
Total from investment operations	1.38	3.08	(4.25)	(.52)	1.13
Distributions from net investment income	(.05)	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Total Return B,C,D	16.16%	54.72%	(42.71)%	(4.93)%	11.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,704	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.10	.07	.06
Net realized and unrealized gain (loss)	1.34	3.05	(4.35)	(.59)	1.06
Total from investment operations	1.38	3.10	(4.25)	(.52)	1.12
Distributions from net investment income	(.05)	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.07)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.12)	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Total Return B,C,D	16.16%	55.15%	(42.74)%	(4.99)%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.48%	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,014	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.13	.17	.18	.15
Net realized and unrealized gain (loss)	1.34	3.08	(4.40)	(.59)	1.06
Total from investment operations	1.47	3.21	(4.23)	(.41)	1.21
Distributions from net investment income	(.13)	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.08)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.20) J	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Total Return B,C	17.17%	56.66%	(42.22)%	(4.02)%	12.16%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.48%	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,785	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	36%	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

J Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 254,450,368	$ 15,097,830	$ (1,240,748)	$ 13,857,082
Advisor Freedom 2005	226,308,879	20,131,453	(1,272,852)	18,858,601
Advisor Freedom 2010	778,578,042	90,826,046	(4,039,480)	86,786,566
Advisor Freedom 2015	1,436,244,493	155,840,261	(8,965,214)	146,875,047
Advisor Freedom 2020	2,224,605,313	299,202,650	(13,307,205)	285,895,445
Advisor Freedom 2025	1,705,974,556	240,668,240	(13,112,504)	227,555,736
Advisor Freedom 2030	1,851,836,312	287,784,237	(13,194,454)	274,589,783
Advisor Freedom 2035	1,185,450,526	185,165,695	(11,295,557)	173,870,138
Advisor Freedom 2040	1,367,918,465	142,699,638	(39,550,294)	103,149,344
Advisor Freedom 2045	413,532,657	67,404,862	(3,311,035)	64,093,827
Advisor Freedom 2050	311,154,330	54,934,408	(2,815,426)	52,118,982

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 334,390	$ (1,843,340)	$ 13,857,082
Advisor Freedom 2005	636,273	(10,668,320)	18,858,601
Advisor Freedom 2010	2,367,300	(64,568,962)	86,786,566
Advisor Freedom 2015	4,390,617	(70,260,528)	146,875,047
Advisor Freedom 2020	7,072,019	(159,878,472)	285,895,445
Advisor Freedom 2025	5,717,870	(94,931,344)	227,555,736
Advisor Freedom 2030	6,275,538	(151,905,233)	274,589,783
Advisor Freedom 2035	3,654,464	(65,938,206)	173,870,138
Advisor Freedom 2040	3,985,437	(8,343,013)	103,149,344
Advisor Freedom 2045	1,352,912	(4,711,973)	64,093,827
Advisor Freedom 2050	939,183	(9,460,678)	52,118,982

The tax character of distributions paid was as follows:

March 31, 2011
Ordinary Income
Advisor Freedom Income	$ 5,222,539
Advisor Freedom 2005	4,810,358
Advisor Freedom 2010	18,506,535
Advisor Freedom 2015	32,043,769
Advisor Freedom 2020	51,822,133
Advisor Freedom 2025	37,582,515
Advisor Freedom 2030	41,392,908
Advisor Freedom 2035	23,707,899
Advisor Freedom 2040	26,640,038
Advisor Freedom 2045	7,820,796
Advisor Freedom 2050	5,774,284

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2010
Ordinary Income
Advisor Freedom Income	$ 5,386,214
Advisor Freedom 2005	4,599,553
Advisor Freedom 2010	21,195,098
Advisor Freedom 2015	30,068,389
Advisor Freedom 2020	46,813,378
Advisor Freedom 2025	30,807,178
Advisor Freedom 2030	32,895,819
Advisor Freedom 2035	17,729,224
Advisor Freedom 2040	22,536,795
Advisor Freedom 2045	5,084,127
Advisor Freedom 2050	4,084,372

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	112,241,847	87,997,563
Advisor Freedom 2005	110,153,598	91,226,065
Advisor Freedom 2010	334,992,248	364,901,354
Advisor Freedom 2015	623,143,997	455,099,699
Advisor Freedom 2020	1,042,257,096	854,948,802
Advisor Freedom 2025	833,754,838	542,793,719
Advisor Freedom 2030	903,340,959	688,923,630
Advisor Freedom 2035	582,068,528	331,050,185
Advisor Freedom 2040	607,219,512	487,507,973
Advisor Freedom 2045	251,554,644	115,106,534
Advisor Freedom 2050	186,927,428	103,293,661

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 382,574	$ 43,037
Class T	.25%	.25%	280,121	105
Class B	.75%	.25%	48,114	36,104
Class C	.75%	.25%	163,202	29,930
			$ 874,011	$ 109,176

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2005	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 403,820	$ 78,774
Class T	.25%	.25%	108,138	307
Class B	.75%	.25%	27,356	20,591
Class C	.75%	.25%	90,452	8,045
			$ 629,766	$ 107,717
Advisor Freedom 2010
Class A	0%	.25%	$ 1,229,508	$ 179,315
Class T	.25%	.25%	868,770	1,831
Class B	.75%	.25%	195,879	147,126
Class C	.75%	.25%	448,912	37,957
			$ 2,743,069	$ 366,229
Advisor Freedom 2015
Class A	0%	.25%	$ 2,213,927	$ 316,727
Class T	.25%	.25%	1,140,560	536
Class B	.75%	.25%	346,317	260,025
Class C	.75%	.25%	657,478	72,664
			$ 4,358,282	$ 649,952
Advisor Freedom 2020
Class A	0%	.25%	$ 3,358,253	$ 477,829
Class T	.25%	.25%	2,215,736	3,050
Class B	.75%	.25%	677,849	508,590
Class C	.75%	.25%	954,354	109,582
			$ 7,206,192	$ 1,099,051
Advisor Freedom 2025
Class A	0%	.25%	$ 2,740,976	$ 420,238
Class T	.25%	.25%	1,190,671	1,713
Class B	.75%	.25%	385,064	289,034
Class C	.75%	.25%	552,258	71,282
			$ 4,868,969	$ 782,267
Advisor Freedom 2030
Class A	0%	.25%	$ 2,826,119	$ 385,731
Class T	.25%	.25%	1,769,944	2,008
Class B	.75%	.25%	494,486	371,175
Class C	.75%	.25%	635,285	74,027
			$ 5,725,834	$ 832,941
Advisor Freedom 2035
Class A	0%	.25%	$ 1,862,832	$ 288,617
Class T	.25%	.25%	763,441	641
Class B	.75%	.25%	273,842	205,546
Class C	.75%	.25%	321,980	46,619
			$ 3,222,095	$ 541,423
Advisor Freedom 2040
Class A	0%	.25%	$ 1,825,053	$ 200,826
Class T	.25%	.25%	1,392,188	4,373
Class B	.75%	.25%	422,918	317,439
Class C	.75%	.25%	542,607	63,801
			$ 4,182,766	$ 586,439
Advisor Freedom 2045
Class A	0%	.25%	$ 619,875	$ 100,625
Class T	.25%	.25%	251,216	613
Class B	.75%	.25%	42,478	31,889
Class C	.75%	.25%	72,843	15,531
			$ 986,412	$ 148,658

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2050	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 421,189	$ 41,252
Class T	.25%	.25%	257,576	123
Class B	.75%	.25%	61,496	46,168
Class C	.75%	.25%	103,656	20,163
			$ 843,917	$ 107,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 15,037
Class T	3,652
Class B*	18,548
Class C*	2,489
$ 39,726
Advisor Freedom 2005
Class A	$ 11,018
Class T	1,338
Class B*	4,560
Class C*	3,219
$ 20,135
Advisor Freedom 2010
Class A	$ 21,049
Class T	9,745
Class B*	41,152
Class C*	2,907
$ 74,853
Advisor Freedom 2015
Class A	$ 59,492
Class T	17,325
Class B*	64,616
Class C*	5,339
$ 146,772
Advisor Freedom 2020
Class A	$ 114,506
Class T	33,114
Class B*	114,487
Class C*	7,092
$ 269,199
Advisor Freedom 2025
Class A	$ 89,850
Class T	28,643
Class B*	87,057
Class C*	4,609
$ 210,159
Advisor Freedom 2030
Class A	$ 93,615
Class T	31,256
Class B*	104,418
Class C*	8,434
$ 237,723

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2035	Retained by FDC
Class A	$ 55,349
Class T	21,209
Class B*	53,297
Class C*	4,118
$ 133,973
Advisor Freedom 2040
Class A	$ 83,454
Class T	27,307
Class B*	78,925
Class C*	4,977
$ 194,663
Advisor Freedom 2045
Class A	$ 21,043
Class T	7,148
Class B*	14,825
Class C*	1,797
$ 44,813
Advisor Freedom 2050
Class A	$ 32,590
Class T	7,407
Class B*	20,649
Class C*	1,895
$ 62,541

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor High Income Advantage Fund for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Series High Income Fund. Realized gains and losses on the redemptions of Fidelity Advisor High Income Advantage Fund in connection with the reallocation are presented in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemption of Fidelity Advisor High Income Advantage Fund
Advisor Freedom Income	$ 13,455,239	$ 1,651,656
Advisor Freedom 2005	12,007,335	1,136,043
Advisor Freedom 2010	43,118,025	4,068,771
Advisor Freedom 2015	78,558,507	7,509,054
Advisor Freedom 2020	161,919,947	16,869,136
Advisor Freedom 2025	140,516,818	14,776,402
Advisor Freedom 2030	154,657,547	16,821,605
Advisor Freedom 2035	98,071,910	10,825,565
Advisor Freedom 2040	118,790,811	2,673,435
Advisor Freedom 2045	44,994,697	6,421,204
Advisor Freedom 2050	34,256,151	5,200,248

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 560
Class T	.50%	205
Class B	1.00%	18
Class C	1.00%	60
Institutional Class	.00%	88
Advisor Freedom 2005
Class A	.25%	591
Class T	.50%	79
Class B	1.00%	10
Class C	1.00%	33
Institutional Class	.00%	94
Advisor Freedom 2010
Class A	.25%	1,821
Class T	.50%	643
Class B	1.00%	72
Class C	1.00%	166
Institutional Class	.00%	339
Advisor Freedom 2015
Class A	.25%	3,223
Class T	.50%	830
Class B	1.00%	126
Class C	1.00%	239
Institutional Class	.00%	653
Advisor Freedom 2020
Class A	.25%	4,903
Class T	.50%	1,617
Class B	1.00%	247
Class C	1.00%	348
Institutional Class	.00%	993
Advisor Freedom 2025
Class A	.25%	3,956
Class T	.50%	859
Class B	1.00%	139
Class C	1.00%	199
Institutional Class	.00%	692
Advisor Freedom 2030
Class A	.25%	4,106
Class T	.50%	1,285
Class B	1.00%	179
Class C	1.00%	231
Institutional Class	.00%	840

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 2,672
Class T	.50%	547
Class B	1.00%	98
Class C	1.00%	115
Institutional Class	.00%	511
Advisor Freedom 2040
Class A	.25%	2,655
Class T	.50%	1,012
Class B	1.00%	154
Class C	1.00%	197
Institutional Class	.00%	595
Advisor Freedom 2045
Class A	.25%	875
Class T	.50%	177
Class B	1.00%	15
Class C	1.00%	25
Institutional Class	.00%	177
Advisor Freedom 2050
Class A	.25%	599
Class T	.50%	183
Class B	1.00%	22
Class C	1.00%	38
Institutional Class	.00%	171

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2011	2010
Advisor Freedom Income
From net investment income
Class A	$ 2,314,788	$ 2,649,510
Class T	713,724	962,627
Class B	35,269	69,674
Class C	126,076	185,548
Institutional Class	412,814	317,793
Total	$ 3,602,671	$ 4,185,152
From net realized gain
Class A	$ 975,505	$ 732,418
Class T	358,557	282,856
Class B	28,200	27,780
Class C	104,824	75,264
Institutional Class	152,782	82,744
Total	$ 1,619,868	$ 1,201,062
Advisor Freedom 2005
From net investment income
Class A	$ 2,294,168	$ 2,464,352
Class T	241,548	327,239
Class B	15,643	32,599
Class C	57,338	95,996
Institutional Class	436,507	330,921
Total	$ 3,045,204	$ 3,251,107

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2011	2010
Advisor Freedom 2005
From net realized gain
Class A	$ 1,292,493	$ 994,230
Class T	171,153	147,352
Class B	21,561	21,486
Class C	72,294	61,066
Institutional Class	207,653	124,312
Total	$ 1,765,154	$ 1,348,446
Advisor Freedom 2010
From net investment income
Class A	$ 7,309,097	$ 9,091,104
Class T	1,843,742	3,497,344
Class B	113,116	293,043
Class C	316,760	620,780
Institutional Class	1,616,987	1,468,089
Total	$ 11,199,702	$ 14,970,360
From net realized gain
Class A	$ 4,424,218	$ 3,593,351
Class T	1,481,376	1,546,799
Class B	170,299	178,771
Class C	403,696	368,444
Institutional Class	827,244	537,373
Total	$ 7,306,833	$ 6,224,738
Advisor Freedom 2015
From net investment income
Class A	$ 12,855,664	$ 13,679,424
Class T	2,635,413	3,527,564
Class B	206,545	416,674
Class C	428,961	743,299
Institutional Class	3,196,021	2,473,155
Total	$ 19,322,604	$ 20,840,116
From net realized gain
Class A	$ 8,081,708	$ 5,842,830
Class T	2,057,692	1,678,828
Class B	312,381	274,462
Class C	597,134	483,221
Institutional Class	1,672,250	948,932
Total	$ 12,721,165	$ 9,228,273
Advisor Freedom 2020
From net investment income
Class A	$ 20,017,211	$ 18,974,843
Class T	4,788,796	7,050,784
Class B	417,553	736,617
Class C	683,691	991,170
Institutional Class	4,636,483	3,574,261
Total	$ 30,543,734	$ 31,327,675
From net realized gain
Class A	$ 13,012,233	$ 8,917,115
Class T	4,137,340	3,758,542
Class B	643,981	555,113
Class C	920,729	727,102
Institutional Class	2,564,116	1,527,831
Total	$ 21,278,399	$ 15,485,703

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2011	2010
Advisor Freedom 2025
From net investment income
Class A	$ 15,436,008	$ 14,118,695
Class T	2,761,297	2,959,037
Class B	249,917	362,584
Class C	385,546	486,550
Institutional Class	3,306,034	2,155,759
Total	$ 22,138,802	$ 20,082,625
From net realized gain
Class A	$ 10,435,875	$ 7,285,104
Class T	2,278,134	1,738,010
Class B	366,251	307,778
Class C	532,901	396,872
Institutional Class	1,830,552	996,789
Total	$ 15,443,713	$ 10,724,553
Advisor Freedom 2030
From net investment income
Class A	$ 15,885,460	$ 12,452,357
Class T	3,544,555	4,250,834
Class B	289,353	365,617
Class C	417,601	474,232
Institutional Class	3,756,974	2,328,021
Total	$ 23,893,943	$ 19,871,061
From net realized gain
Class A	$ 10,935,573	$ 7,715,428
Class T	3,356,005	3,092,971
Class B	456,867	420,885
Class C	601,231	529,883
Institutional Class	2,149,289	1,265,591
Total	$ 17,498,965	$ 13,024,758
Advisor Freedom 2035
From net investment income
Class A	$ 9,201,625	$ 7,722,463
Class T	1,508,142	1,461,433
Class B	146,233	182,301
Class C	187,609	206,849
Institutional Class	2,214,118	1,221,702
Total	$ 13,257,727	$ 10,794,748
From net realized gain
Class A	$ 7,122,431	$ 4,762,560
Class T	1,471,380	1,063,886
Class B	242,360	213,235
Class C	289,817	229,952
Institutional Class	1,324,184	664,843
Total	$ 10,450,172	$ 6,934,476
Advisor Freedom 2040
From net investment income
Class A	$ 9,382,608	$ 8,229,546
Class T	2,437,956	3,279,826
Class B	218,091	308,904
Class C	307,296	383,546
Institutional Class	2,460,801	1,642,482
Total	$ 14,806,752	$ 13,844,304

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2011	2010
Advisor Freedom 2040
From net realized gain
Class A	$ 6,904,056	$ 4,852,217
Class T	2,633,448	2,246,554
Class B	367,758	335,168
Class C	475,772	406,856
Institutional Class	1,452,252	851,696
Total	$ 11,833,286	$ 8,692,491
Advisor Freedom 2045
From net investment income
Class A	$ 3,205,236	$ 2,212,999
Class T	540,295	408,091
Class B	23,614	25,209
Class C	48,491	39,467
Institutional Class	787,743	374,869
Total	$ 4,605,379	$ 3,060,635
From net realized gain
Class A	$ 2,227,851	$ 1,430,150
Class T	459,052	305,415
Class B	35,506	29,833
Class C	61,596	44,309
Institutional Class	431,412	213,785
Total	$ 3,215,417	$ 2,023,492
Advisor Freedom 2050
From net investment income
Class A	$ 2,095,291	$ 1,439,113
Class T	516,727	429,631
Class B	33,895	33,433
Class C	62,418	56,059
Institutional Class	619,924	423,979
Total	$ 3,328,255	$ 2,382,215
From net realized gain
Class A	$ 1,473,391	$ 987,306
Class T	457,203	342,451
Class B	48,699	43,522
Class C	81,250	74,386
Institutional Class	385,486	254,492
Total	$ 2,446,029	$ 1,702,157

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom Income
Class A
Shares sold	6,742,883	5,939,919	$ 70,990,544	$ 58,801,119
Reinvestment of distributions	307,703	337,348	3,244,142	3,334,001
Shares redeemed	(6,310,616)	(3,231,976)	(66,644,649)	(32,123,087)
Net increase (decrease)	739,970	3,045,291	$ 7,590,037	$ 30,012,033
Class T
Shares sold	2,537,111	2,030,571	$ 26,724,748	$ 19,971,346
Reinvestment of distributions	96,147	121,701	1,013,774	1,199,887
Shares redeemed	(2,373,124)	(2,006,879)	(25,096,544)	(19,795,299)
Net increase (decrease)	260,134	145,393	$ 2,641,978	$ 1,375,934

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom Income
Class B
Shares sold	88,084	162,405	$ 914,898	$ 1,613,389
Reinvestment of distributions	5,485	9,197	57,752	90,890
Shares redeemed	(245,009)	(147,684)	(2,582,330)	(1,450,520)
Net increase (decrease)	(151,440)	23,918	$ (1,609,680)	$ 253,759
Class C
Shares sold	441,928	396,874	$ 4,643,877	$ 3,943,497
Reinvestment of distributions	18,498	22,975	195,080	227,312
Shares redeemed	(352,733)	(300,368)	(3,743,810)	(2,962,489)
Net increase (decrease)	107,693	119,481	$ 1,095,147	$ 1,208,320
Institutional Class
Shares sold	2,556,329	1,124,925	$ 27,181,011	$ 11,177,705
Reinvestment of distributions	52,562	40,001	556,359	396,841
Shares redeemed	(1,356,615)	(381,938)	(14,424,513)	(3,796,827)
Net increase (decrease)	1,252,276	782,988	$ 13,312,857	$ 7,777,719
Advisor Freedom 2005
Class A
Shares sold	5,609,613	7,317,164	$ 60,880,533	$ 72,565,372
Reinvestment of distributions	325,191	339,976	3,555,363	3,435,631
Shares redeemed	(5,151,918)	(3,890,338)	(55,840,299)	(38,525,238)
Net increase (decrease)	782,886	3,766,802	$ 8,595,597	$ 37,475,765
Class T
Shares sold	730,487	1,132,309	$ 7,924,718	$ 11,030,532
Reinvestment of distributions	36,423	45,061	398,016	455,100
Shares redeemed	(1,062,251)	(773,364)	(11,498,714)	(7,549,693)
Net increase (decrease)	(295,341)	404,006	$ (3,175,980)	$ 3,935,939
Class B
Shares sold	8,537	54,150	$ 90,002	$ 533,127
Reinvestment of distributions	3,019	4,964	32,958	50,271
Shares redeemed	(90,010)	(109,244)	(981,855)	(1,080,645)
Net increase (decrease)	(78,454)	(50,130)	$ (858,895)	$ (497,247)
Class C
Shares sold	147,121	305,167	$ 1,607,419	$ 3,018,553
Reinvestment of distributions	10,949	14,510	119,425	146,747
Shares redeemed	(287,607)	(267,085)	(3,140,453)	(2,621,078)
Net increase (decrease)	(129,537)	52,592	$ (1,413,609)	$ 544,222
Institutional Class
Shares sold	2,075,491	937,114	$ 22,866,153	$ 9,468,701
Reinvestment of distributions	57,924	44,760	637,888	455,233
Shares redeemed	(854,883)	(359,918)	(9,388,329)	(3,572,136)
Net increase (decrease)	1,278,532	621,956	$ 14,115,712	$ 6,351,798
Advisor Freedom 2010
Class A
Shares sold	16,095,416	18,880,491	$ 180,711,445	$ 190,682,441
Reinvestment of distributions	1,025,173	1,212,193	11,588,751	12,543,848
Shares redeemed	(16,025,057)	(17,530,431)	(178,906,727)	(178,487,457)
Net increase (decrease)	1,095,532	2,562,253	$ 13,393,469	$ 24,738,832
Class T
Shares sold	3,880,033	5,949,706	$ 42,686,442	$ 58,943,534
Reinvestment of distributions	290,165	481,295	3,253,690	4,961,234
Shares redeemed	(10,204,939)	(7,663,328)	(112,184,260)	(76,116,113)
Net increase (decrease)	(6,034,741)	(1,232,327)	$ (66,244,128)	$ (12,211,345)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2010
Class B
Shares sold	93,857	182,133	$ 1,003,129	$ 1,835,344
Reinvestment of distributions	22,756	42,625	255,827	441,800
Shares redeemed	(858,645)	(595,063)	(9,618,220)	(5,991,071)
Net increase (decrease)	(742,032)	(370,305)	$ (8,359,264)	$ (3,713,927)
Class C
Shares sold	535,760	952,028	$ 5,915,274	$ 9,446,683
Reinvestment of distributions	56,804	86,895	637,277	896,335
Shares redeemed	(1,180,387)	(1,279,015)	(12,966,143)	(12,836,486)
Net increase (decrease)	(587,823)	(240,092)	$ (6,413,592)	$ (2,493,468)
Institutional Class
Shares sold	5,627,504	3,337,499	$ 63,470,104	$ 33,780,398
Reinvestment of distributions	212,399	192,208	2,414,202	1,998,866
Shares redeemed	(3,110,566)	(1,682,623)	(34,999,374)	(17,082,328)
Net increase (decrease)	2,729,337	1,847,084	$ 30,884,932	$ 18,696,936
Advisor Freedom 2015
Class A
Shares sold	27,732,699	32,164,983	$ 310,274,647	$ 323,357,211
Reinvestment of distributions	1,841,287	1,876,238	20,720,499	19,317,105
Shares redeemed	(21,697,911)	(16,585,226)	(241,513,846)	(165,743,140)
Net increase (decrease)	7,876,075	17,455,995	$ 89,481,300	$ 176,931,176
Class T
Shares sold	5,882,611	6,975,850	$ 65,251,137	$ 68,177,681
Reinvestment of distributions	404,719	490,769	4,542,977	5,039,209
Shares redeemed	(7,251,020)	(6,790,785)	(80,629,160)	(67,432,006)
Net increase (decrease)	(963,690)	675,834	$ (10,835,046)	$ 5,784,884
Class B
Shares sold	191,482	449,760	$ 2,066,206	$ 4,433,310
Reinvestment of distributions	42,030	64,006	470,481	659,460
Shares redeemed	(801,776)	(633,005)	(8,927,194)	(6,220,872)
Net increase (decrease)	(568,264)	(119,239)	$ (6,390,507)	$ (1,128,102)
Class C
Shares sold	1,233,517	1,453,766	$ 13,642,003	$ 14,350,142
Reinvestment of distributions	82,686	110,378	925,371	1,134,531
Shares redeemed	(1,381,438)	(1,395,406)	(15,136,214)	(13,893,073)
Net increase (decrease)	(65,235)	168,738	$ (568,840)	$ 1,591,600
Institutional Class
Shares sold	10,948,482	5,176,355	$ 123,310,581	$ 52,604,404
Reinvestment of distributions	419,853	329,755	4,762,383	3,408,927
Shares redeemed	(4,028,135)	(2,498,861)	(45,224,559)	(25,183,981)
Net increase (decrease)	7,340,200	3,007,249	$ 82,848,405	$ 30,829,350
Advisor Freedom 2020
Class A
Shares sold	42,385,127	45,183,836	$ 490,968,694	$ 463,202,937
Reinvestment of distributions	2,789,668	2,595,974	32,676,917	27,655,510
Shares redeemed	(30,533,371)	(22,376,535)	(352,138,611)	(229,963,322)
Net increase (decrease)	14,641,424	25,403,275	$ 171,507,000	$ 260,895,125
Class T
Shares sold	10,333,537	13,389,476	$ 118,202,049	$ 134,409,911
Reinvestment of distributions	753,997	1,003,112	8,780,977	10,676,415
Shares redeemed	(20,539,717)	(14,031,668)	(233,180,192)	(143,283,312)
Net increase (decrease)	(9,452,183)	360,920	$ (106,197,166)	$ 1,803,014

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2020
Class B
Shares sold	368,121	786,273	$ 4,060,760	$ 7,911,628
Reinvestment of distributions	82,240	116,218	957,119	1,242,364
Shares redeemed	(1,902,848)	(1,125,596)	(22,013,230)	(11,397,490)
Net increase (decrease)	(1,452,487)	(223,105)	$ (16,995,351)	$ (2,243,498)
Class C
Shares sold	1,664,023	2,227,854	$ 18,885,357	$ 22,595,108
Reinvestment of distributions	124,410	147,034	1,450,199	1,569,561
Shares redeemed	(1,991,323)	(1,920,594)	(22,726,168)	(19,584,995)
Net increase (decrease)	(202,890)	454,294	$ (2,390,612)	$ 4,579,674
Institutional Class
Shares sold	15,993,749	8,404,614	$ 187,257,774	$ 87,788,002
Reinvestment of distributions	601,425	474,048	7,094,949	5,075,149
Shares redeemed	(6,509,087)	(3,015,266)	(76,123,009)	(31,218,230)
Net increase (decrease)	10,086,087	5,863,396	$ 118,229,714	$ 61,644,921
Advisor Freedom 2025
Class A
Shares sold	37,031,547	40,250,497	$ 413,280,512	$ 395,216,135
Reinvestment of distributions	2,276,155	2,082,741	25,700,489	21,253,319
Shares redeemed	(25,478,996)	(17,708,216)	(283,196,123)	(173,855,795)
Net increase (decrease)	13,828,706	24,625,022	$ 155,784,878	$ 242,613,659
Class T
Shares sold	6,893,938	8,314,781	$ 76,306,756	$ 80,263,098
Reinvestment of distributions	434,732	448,807	4,920,153	4,590,362
Shares redeemed	(7,345,717)	(5,953,703)	(81,980,377)	(58,549,334)
Net increase (decrease)	(17,047)	2,809,885	$ (753,468)	$ 26,304,126
Class B
Shares sold	249,430	580,667	$ 2,611,983	$ 5,471,445
Reinvestment of distributions	50,463	63,222	566,440	646,389
Shares redeemed	(686,905)	(658,819)	(7,580,412)	(6,344,074)
Net increase (decrease)	(387,012)	(14,930)	$ (4,401,989)	$ (226,240)
Class C
Shares sold	1,289,642	1,510,376	$ 14,187,941	$ 14,596,541
Reinvestment of distributions	77,327	82,292	866,774	840,011
Shares redeemed	(1,165,343)	(907,187)	(12,701,967)	(8,676,397)
Net increase (decrease)	201,626	685,481	$ 2,352,748	$ 6,760,155
Institutional Class
Shares sold	13,417,346	4,943,550	$ 152,104,559	$ 48,886,534
Reinvestment of distributions	438,558	307,002	5,003,022	3,146,123
Shares redeemed	(3,507,339)	(1,470,965)	(39,481,295)	(14,449,276)
Net increase (decrease)	10,348,565	3,779,587	$ 117,626,286	$ 37,583,381
Advisor Freedom 2030
Class A
Shares sold	36,308,773	38,797,182	$ 422,799,888	$ 395,875,652
Reinvestment of distributions	2,244,767	1,866,748	26,598,860	19,998,334
Shares redeemed	(24,491,451)	(17,846,987)	(283,894,538)	(181,939,183)
Net increase (decrease)	14,062,089	22,816,943	$ 165,504,210	$ 233,934,803
Class T
Shares sold	10,464,373	12,307,212	$ 120,222,230	$ 122,751,803
Reinvestment of distributions	579,968	680,438	6,809,846	7,274,926
Shares redeemed	(17,532,281)	(9,841,745)	(199,844,267)	(99,921,008)
Net increase (decrease)	(6,487,940)	3,145,905	$ (72,812,191)	$ 30,105,721

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2030
Class B
Shares sold	273,983	600,341	$ 3,002,253	$ 5,980,332
Reinvestment of distributions	58,164	70,777	683,212	763,149
Shares redeemed	(1,172,272)	(760,195)	(13,660,495)	(7,622,000)
Net increase (decrease)	(840,125)	(89,077)	$ (9,975,030)	$ (878,519)
Class C
Shares sold	1,166,069	1,605,657	$ 13,411,785	$ 16,073,300
Reinvestment of distributions	79,998	87,396	940,253	939,821
Shares redeemed	(1,516,187)	(1,278,913)	(17,340,843)	(13,072,332)
Net increase (decrease)	(270,120)	414,140	$ (2,988,805)	$ 3,940,789
Institutional Class
Shares sold	14,756,707	6,778,493	$ 173,957,761	$ 70,133,488
Reinvestment of distributions	486,184	333,659	5,794,863	3,581,406
Shares redeemed	(5,798,972)	(2,077,011)	(68,160,205)	(21,173,240)
Net increase (decrease)	9,443,919	5,035,141	$ 111,592,419	$ 52,541,654
Advisor Freedom 2035
Class A
Shares sold	27,970,555	29,478,855	$ 308,468,907	$ 283,259,853
Reinvestment of distributions	1,446,498	1,224,913	16,211,663	12,371,642
Shares redeemed	(17,409,245)	(11,681,770)	(190,855,839)	(113,019,155)
Net increase (decrease)	12,007,808	19,021,998	$ 133,824,731	$ 182,612,340
Class T
Shares sold	5,393,602	5,784,903	$ 58,683,253	$ 54,332,277
Reinvestment of distributions	260,979	245,284	2,909,844	2,472,154
Shares redeemed	(5,098,171)	(3,918,900)	(56,262,333)	(37,204,051)
Net increase (decrease)	556,410	2,111,287	$ 5,330,764	$ 19,600,380
Class B
Shares sold	181,743	405,509	$ 1,860,461	$ 3,788,136
Reinvestment of distributions	33,086	38,336	365,557	387,872
Shares redeemed	(449,264)	(357,555)	(4,866,708)	(3,379,935)
Net increase (decrease)	(234,435)	86,290	$ (2,640,690)	$ 796,073
Class C
Shares sold	763,399	971,148	$ 8,246,950	$ 9,096,299
Reinvestment of distributions	40,998	41,555	453,892	420,018
Shares redeemed	(707,167)	(574,523)	(7,564,157)	(5,371,383)
Net increase (decrease)	97,230	438,180	$ 1,136,685	$ 4,144,934
Institutional Class
Shares sold	11,027,172	3,975,253	$ 122,599,210	$ 38,607,280
Reinvestment of distributions	303,802	186,356	3,441,276	1,885,670
Shares redeemed	(2,535,451)	(1,088,290)	(28,205,403)	(10,464,439)
Net increase (decrease)	8,795,523	3,073,319	$ 97,835,083	$ 30,028,511
Advisor Freedom 2040
Class A
Shares sold	24,772,426	24,913,305	$ 290,957,352	$ 252,890,462
Reinvestment of distributions	1,347,352	1,193,321	16,116,359	12,861,441
Shares redeemed	(18,286,233)	(12,253,872)	(213,969,269)	(125,782,802)
Net increase (decrease)	7,833,545	13,852,754	$ 93,104,442	$ 139,969,101
Class T
Shares sold	7,976,427	10,000,332	$ 92,151,888	$ 99,858,612
Reinvestment of distributions	422,557	509,696	5,006,423	5,481,963
Shares redeemed	(13,512,695)	(8,036,589)	(155,218,830)	(81,578,421)
Net increase (decrease)	(5,113,711)	2,473,439	$ (58,060,519)	$ 23,762,154

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2040
Class B
Shares sold	209,959	476,095	$ 2,309,982	$ 4,732,469
Reinvestment of distributions	46,081	58,166	543,523	628,599
Shares redeemed	(873,544)	(566,960)	(10,194,639)	(5,619,118)
Net increase (decrease)	(617,504)	(32,699)	$ (7,341,134)	$ (258,050)
Class C
Shares sold	1,118,317	1,191,976	$ 12,931,197	$ 11,944,778
Reinvestment of distributions	63,034	70,129	745,182	756,765
Shares redeemed	(1,361,404)	(1,050,495)	(15,808,490)	(10,581,828)
Net increase (decrease)	(180,053)	211,610	$ (2,132,111)	$ 2,119,715
Institutional Class
Shares sold	11,010,598	4,937,197	$ 130,588,540	$ 50,576,131
Reinvestment of distributions	311,564	230,524	3,751,417	2,486,427
Shares redeemed	(4,767,648)	(1,571,826)	(56,587,880)	(15,921,925)
Net increase (decrease)	6,554,514	3,595,895	$ 77,752,077	$ 37,140,633
Advisor Freedom 2045
Class A
Shares sold	15,649,671	13,663,363	$ 142,479,055	$ 108,131,504
Reinvestment of distributions	580,532	434,034	5,409,938	3,629,970
Shares redeemed	(7,686,625)	(4,807,430)	(69,866,274)	(38,399,839)
Net increase (decrease)	8,543,578	9,289,967	$ 78,022,719	$ 73,361,635
Class T
Shares sold	3,458,321	3,019,866	$ 31,367,898	$ 23,345,550
Reinvestment of distributions	106,232	84,802	986,814	708,733
Shares redeemed	(2,489,332)	(1,269,123)	(22,900,338)	(9,935,840)
Net increase (decrease)	1,075,221	1,835,545	$ 9,454,374	$ 14,118,443
Class B
Shares sold	64,679	151,912	$ 553,980	$ 1,183,636
Reinvestment of distributions	6,187	6,409	57,081	53,934
Shares redeemed	(76,608)	(75,001)	(675,735)	(599,710)
Net increase (decrease)	(5,742)	83,320	$ (64,674)	$ 637,860
Class C
Shares sold	358,203	299,037	$ 3,208,567	$ 2,351,191
Reinvestment of distributions	11,564	9,804	107,229	82,368
Shares redeemed	(201,823)	(118,526)	(1,842,121)	(901,091)
Net increase (decrease)	167,944	190,315	$ 1,473,675	$ 1,532,468
Institutional Class
Shares sold	5,606,405	2,136,614	$ 52,004,125	$ 16,905,851
Reinvestment of distributions	128,213	70,375	1,205,418	588,654
Shares redeemed	(1,215,140)	(553,542)	(11,202,214)	(4,413,315)
Net increase (decrease)	4,519,478	1,653,447	$ 42,007,329	$ 13,081,190
Advisor Freedom 2050
Class A
Shares sold	11,629,928	9,581,471	$ 104,240,785	$ 73,833,021
Reinvestment of distributions	385,855	291,959	3,532,343	2,406,119
Shares redeemed	(5,707,133)	(4,148,608)	(51,265,603)	(32,257,966)
Net increase (decrease)	6,308,650	5,724,822	$ 56,507,525	$ 43,981,174
Class T
Shares sold	3,483,884	3,635,495	$ 30,992,620	$ 27,820,143
Reinvestment of distributions	106,163	92,896	968,745	765,843
Shares redeemed	(2,786,022)	(2,095,310)	(24,961,552)	(16,196,123)
Net increase (decrease)	804,025	1,633,081	$ 6,999,813	$ 12,389,863

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010	2011	2010
Advisor Freedom 2050
Class B
Shares sold	110,536	210,935	$ 933,871	$ 1,592,970
Reinvestment of distributions	8,784	9,042	79,624	75,136
Shares redeemed	(119,007)	(87,238)	(1,034,921)	(663,372)
Net increase (decrease)	313	132,739	$ (21,426)	$ 1,004,734
Class C
Shares sold	389,030	373,964	$ 3,445,107	$ 2,823,004
Reinvestment of distributions	14,950	14,928	136,149	124,197
Shares redeemed	(306,396)	(224,961)	(2,713,863)	(1,746,454)
Net increase (decrease)	97,584	163,931	$ 867,393	$ 1,200,747
Institutional Class
Shares sold	4,230,159	2,689,897	$ 38,199,787	$ 21,086,162
Reinvestment of distributions	107,698	82,208	985,312	678,287
Shares redeemed	(2,667,285)	(780,619)	(24,080,596)	(6,106,242)
Net increase (decrease)	1,670,572	1,991,486	$ 15,104,503	$ 15,658,207

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	11%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	54%
Fidelity Advisor Large Cap Fund	63%
Fidelity Advisor Overseas Fund	29%
Fidelity Advisor Short Fixed-Income Fund	21%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/09/11	05/06/11	$0.014	$0.006
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/09/11	05/06/11	$0.026	$0.013
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/09/11	05/06/11	$0.028	$0.016
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/12/11	05/11/11	$0.025	$0.016
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/09/11	05/06/11	$0.027	$0.020
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/09/11	05/06/11	$0.023	$0.022
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/09/11	05/06/11	$0.023	$0.025
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/09/11	05/06/11	$0.016	$0.026
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/09/11	05/06/11	$0.015	$0.029
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/12/11	05/11/11	$0.015	$0.021
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/12/11	05/11/11	$0.011	$0.023

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	12.12%
Fidelity Advisor Freedom 2005 Fund	9.11%
Fidelity Advisor Freedom 2010 Fund	8.87%
Fidelity Advisor Freedom 2015 Fund	8.49%
Fidelity Advisor Freedom 2020 Fund	6.84%
Fidelity Advisor Freedom 2025 Fund	5.35%
Fidelity Advisor Freedom 2030 Fund	4.50%
Fidelity Advisor Freedom 2035 Fund	2.91%
Fidelity Advisor Freedom 2040 Fund	2.57%
Fidelity Advisor Freedom 2045 Fund	1.79%
Fidelity Advisor Freedom 2050 Fund	1.01%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2010	3%
June 2010	6%
July 2010	6%
August 2010	6%
September 2010	6%
October 2010	6%
November 2010	6%
December 2010 (Ex-Date 12/03/10)	6%
December 2010 (Ex-Date 12/30/10)	8%
February 2011	3%
March 2011	3%
Fidelity Advisor Freedom 2005 Fund
May 2010	3%
December 2010	14%
Fidelity Advisor Freedom 2010 Fund
May 2010	3%
December 2010	15%
Fidelity Advisor Freedom 2015 Fund
May 2010	4%
December 2010	16%
Fidelity Advisor Freedom 2020 Fund
May 2010	4%
December 2010	19%
Fidelity Advisor Freedom 2025 Fund
May 2010	5%
December 2010	22%
Fidelity Advisor Freedom 2030 Fund
May 2010	5%
December 2010	23%
Fidelity Advisor Freedom 2035 Fund
May 2010	6%
December 2010	28%
Fidelity Advisor Freedom 2040 Fund
May 2010	6%
December 2010	27%
Fidelity Advisor Freedom 2045 Fund
May 2010	6%
December 2010	30%
Fidelity Advisor Freedom 2050 Fund
May 2010	7%
December 2010	32%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2010	5%
June 2010	10%
July 2010	10%
August 2010	10%
September 2010	10%
October 2010	9%
November 2010	9%
December 2010 (Ex-Date 12/03/10)	10%
December 2010 (Ex-Date 12/30/10)	12%
February 2011	2%
March 2011	3%
Fidelity Advisor Freedom 2005 Fund
May 2010	4%
December 2010	22%
Fidelity Advisor Freedom 2010 Fund
May 2010	4%
December 2010	24%
Fidelity Advisor Freedom 2015 Fund
May 2010	5%
December 2010	25%
Fidelity Advisor Freedom 2020 Fund
May 2010	5%
December 2010	29%
Fidelity Advisor Freedom 2025 Fund
May 2010	6%
December 2010	33%
Fidelity Advisor Freedom 2030 Fund
May 2010	7%
December 2010	36%
Fidelity Advisor Freedom 2035 Fund
May 2010	7%
December 2010	43%
Fidelity Advisor Freedom 2040 Fund
May 2010	8%
December 2010	42%
Fidelity Advisor Freedom 2045 Fund
May 2010	7%
December 2010	45%
Fidelity Advisor Freedom 2050 Fund
May 2010	9%
December 2010	48%

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-UANN-0511
1.792135.107

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2000 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund®	7.33%	4.25%	4.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund®	7.56%	4.05%	4.08%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2005 Fund®	10.64%	3.86%	5.12%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund®	12.02%	4.18%	4.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2015 Fund®	12.24%	3.96%	5.79%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund®	13.47%	3.54%	4.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2025 Fund®	14.57%	3.52%	6.06%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund®	14.81%	2.84%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2035 Fund®	15.63%	2.82%	5.96%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2040 Fund®	15.66%	2.63%	4.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom 2045 Fund®	15.99%	3.06%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom 2050 Fund®	16.29%	2.73%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar. In the fixed-income area, investor appetite for higher-risk investments yielded solid returns. The BofA Merrill LynchSM US High Yield Constrained Index rose 14.14%, outpacing the 5.12% gain in the Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade debt universe, which was held back by the weak returns of government securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom Funds®: Each of the Freedom Funds delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than the Funds with larger allocations to the investment-grade debt and short-term debt asset classes. On an absolute basis, both U.S. equities and non-U.S. equities performed very well for the one-year period, having gained traction in the second half of the period after a challenging initial six months. The equity asset classes were the main drivers of the Funds' absolute performance, which resulted in the longer-dated Funds posting the biggest gains during the one-year period ending March 31, 2011. In aggregate, the Funds' underlying U.S. equity investments fell just short of the 17.73% return of the Dow Jones U.S. Total Stock Market IndexSM. Even though six of the 10 underlying funds beat the Dow Jones index, major holdings Fidelity® Disciplined Equity Fund and Fidelity® Series Large Cap Value Fund fell short, returning 10.37% and 12.37%, respectively, which dragged on the Funds' overall performance. However, strong results from Fidelity Series Small Cap Opportunities Fund, Fidelity Series Commodity Strategy Fund and Fidelity Small Cap Growth Fund - each gaining more than 26% - buoyed returns. In the non-U.S. equity asset class, the Funds' underlying investments, in aggregate, beat their benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index, which gained 10.55%. Five of the six underlying non-U.S. equity funds beat the MSCI index. Fidelity Series International Small Cap Fund and Fidelity Series Emerging Markets Fund led the way, benefiting from a weaker U.S. dollar and the shift toward higher-risk asset classes that occurred in the second half of the period. Turning to the debt asset classes, both investment-grade debt and short-term debt instruments posted a positive absolute return for the year, despite weak performance within these two categories during the second half of the period. Propelled in part by strong relative results from these two categories, the Funds were able to outpace their respective Composite indexes for the one-year period. The Fund's investment-grade debt category handily beat the Barclays Capital® U.S. Aggregate Bond Index. Fidelity Series Investment Grade Bond Fund helped the Funds' results here, as did Fidelity Strategic Real Return Fund, which roared past the broader bond market. The Funds' high-yield holdings, Fidelity Capital & Income Fund and Fidelity High Income Fund, also did well, as investors' appetite for risk increased. The Funds transitioned out of Capital & Income and High Income and into Fidelity Series High Income Fund during the period. In the short-term debt asset class, Fidelity Short-Term Bond Fund pushed the Funds' aggregate performance in this category well ahead of the 0.19% return of the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,044.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 1,047.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,082.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,095.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,098.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,114.90	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,129.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,136.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,149.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,150.70	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,155.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,162.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.8	0.8
Fidelity Disciplined Equity Fund	2.4	2.5
Fidelity Equity-Income Fund	0.0	0.5
Fidelity Growth Company Fund	2.1	2.2
Fidelity Series 100 Index Fund	1.6	1.7
Fidelity Series All-Sector Equity Fund	2.9	2.8
Fidelity Series Large Cap Value Fund	2.7	2.6
Fidelity Series Small Cap Opportunities Fund	0.5	0.4
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	13.6	14.1
Developed International Equity Funds
Fidelity Diversified International Fund	0.7	0.9
Fidelity Japan Fund	0.0	0.0 *
Fidelity Overseas Fund	0.7	1.0
Fidelity Series International Growth Fund	1.5	1.0
Fidelity Series International Small Cap Fund	0.3	0.2
Fidelity Series International Value Fund	1.4	0.9
	4.6	4.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.8	0.7
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	2.6
Fidelity High Income Fund	0.0	2.6
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.8	0.0
	4.9	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.0	10.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.2	20.7
Fidelity Strategic Real Return Fund	4.2	4.9
Fidelity Total Bond Fund	0.0	0.0 *
	24.4	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.2	19.6
Fidelity Short-Term Bond Fund	17.7	19.7
	39.9	39.3
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	39.3%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	1,784,805	$ 23,523,735
Domestic Equity Funds - 13.6%
Fidelity Blue Chip Growth Fund	503,570	24,146,203
Fidelity Disciplined Equity Fund	2,831,019	67,972,764
Fidelity Growth Company Fund	672,324	60,536,064
Fidelity Series 100 Index Fund	5,051,778	46,476,353
Fidelity Series All-Sector Equity Fund	6,326,209	82,936,604
Fidelity Series Large Cap Value Fund	6,404,286	78,196,333
Fidelity Series Small Cap Opportunities Fund	1,131,788	13,343,782
Fidelity Small Cap Growth Fund	474,047	8,025,619
Fidelity Small Cap Value Fund	476,992	7,889,446
TOTAL DOMESTIC EQUITY FUNDS		389,523,168
TOTAL DOMESTIC EQUITY FUNDS (Cost $314,673,089)		413,046,903
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
Fidelity Diversified International Fund	664,126	20,660,947
Fidelity Overseas Fund	619,113	20,678,367
Fidelity Series International Growth Fund	3,574,255	41,139,671
Fidelity Series International Small Cap Fund	649,079	8,009,632
Fidelity Series International Value Fund	3,810,746	39,974,728
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		130,463,345
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund	1,269,702	24,327,492
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $133,327,000)		154,790,837
Bond Funds - 40.3%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund	202,364	$ 2,024,491
Fidelity Series High Income Fund	13,897,936	139,257,314
TOTAL HIGH YIELD BOND FUNDS		141,281,805
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund	28,973,416	313,492,363
Investment Grade Bond Funds - 24.4%
Fidelity Series Investment Grade Bond Fund	50,731,419	577,323,553
Fidelity Strategic Real Return Fund	12,024,439	119,282,431
TOTAL INVESTMENT GRADE BOND FUNDS		696,605,984
TOTAL BOND FUNDS (Cost $1,086,846,086)		1,151,380,152
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Institutional Class	633,524,491	633,524,491
Fidelity Short-Term Bond Fund	59,886,431	506,639,204
TOTAL SHORT-TERM FUNDS (Cost $1,154,329,395)		1,140,163,695
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,689,175,570)	2,859,381,587
NET OTHER ASSETS (LIABILITIES) - 0.0%	280,033
NET ASSETS - 100%	$ 2,859,661,620
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $75,050,057 of which $6,154,236 and $68,895,821 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2011

Assets
Investment in securities, at value (cost $2,689,175,570) - See accompanying schedule	$ 2,859,381,587
Cash	11
Receivable for investments sold	3,110,889
Receivable for fund shares sold	4,670,824
Distributions receivable from underlying funds	281,738
Total assets	2,867,445,049

Liabilities
Payable for fund shares redeemed	$ 7,783,429

Net Assets	$ 2,859,661,620
Net Assets consist of:
Paid in capital	$ 2,764,350,360
Undistributed net investment income	3,524,711
Accumulated undistributed net realized gain (loss) on investments	(78,419,468)
Net unrealized appreciation (depreciation) on investments	170,206,017
Net Assets, for 249,164,641 shares outstanding	$ 2,859,661,620
Net Asset Value, offering price and redemption price per share ($2,859,661,620 ÷ 249,164,641 shares)	$ 11.48

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 47,623,333
Interest		3
Total income		47,623,336

Expenses
Independent trustees' compensation	$ 10,320
Total expenses before reductions	10,320
Expense reductions	(10,320)	-
Net investment income (loss)		47,623,336
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,162,342
Capital gain distributions from underlying funds	31,093,927
Total net realized gain (loss)		41,256,269
Change in net unrealized appreciation (depreciation) on underlying funds		107,248,708
Net gain (loss)		148,504,977
Net increase (decrease) in net assets resulting from operations		$ 196,128,313

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,623,336	$ 64,407,433
Net realized gain (loss)	41,256,269	(8,680,699)
Change in net unrealized appreciation (depreciation)	107,248,708	403,672,807
Net increase (decrease) in net assets resulting from operations	196,128,313	459,399,541
Distributions to shareholders from net investment income	(50,619,117)	(63,175,897)
Distributions to shareholders from net realized gain	(17,566,563)	(14,824,837)
Total distributions	(68,185,680)	(78,000,734)
Share transactions Proceeds from sales of shares	1,173,160,528	968,686,363
Reinvestment of distributions	67,361,382	77,241,763
Cost of shares redeemed	(1,243,200,851)	(872,834,802)
Net increase (decrease) in net assets resulting from share transactions	(2,678,941)	173,093,324
Total increase (decrease) in net assets	125,263,692	554,492,131

Net Assets
Beginning of period	2,734,397,928	2,179,905,797
End of period (including undistributed net investment income of $3,524,711 and undistributed net investment income of $6,520,492, respectively)	$ 2,859,661,620	$ 2,734,397,928
Other Information Shares
Sold	105,206,323	92,393,391
Issued in reinvestment of distributions	6,047,753	7,398,045
Redeemed	(111,528,217)	(82,889,945)
Net increase (decrease)	(274,141)	16,901,491

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 9.37	$ 11.19	$ 11.66	$ 11.49
Income from Investment Operations
Net investment income (loss) B	.19	.26	.36	.47	.44
Net realized and unrealized gain (loss)	.60	1.65	(1.66)	(.30)	.29
Total from investment operations	.79	1.91	(1.30)	.17	.73
Distributions from net investment income	(.20)	(.26)	(.37)	(.47)	(.44)
Distributions from net realized gain	(.07)	(.06)	(.15)	(.17)	(.12)
Total distributions	(.27)	(.32) E	(.52)	(.64)	(.56)
Net asset value, end of period	$ 11.48	$ 10.96	$ 9.37	$ 11.19	$ 11.66
Total Return A	7.33%	20.60%	(11.97)%	1.41%	6.54%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.71%	2.54%	3.46%	4.06%	3.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,859,662	$ 2,734,398	$ 2,179,906	$ 2,523,176	$ 2,376,277
Portfolio turnover rate	38%	29%	35%	33%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.1	2.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.9	0.9
Fidelity Disciplined Equity Fund	2.4	2.6
Fidelity Equity-Income Fund	0.0	0.5
Fidelity Growth Company Fund	2.2	2.3
Fidelity Series 100 Index Fund	1.7	1.7
Fidelity Series All-Sector Equity Fund	3.0	2.9
Fidelity Series Large Cap Value Fund	2.8	2.8
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	14.1	14.8
Developed International Equity Funds
Fidelity Diversified International Fund	0.7	1.0
Fidelity Europe Fund	0.0	0.0 *
Fidelity Japan Fund	0.0	0.0 *
Fidelity Overseas Fund	0.8	1.0
Fidelity Series International Growth Fund	1.5	1.0
Fidelity Series International Small Cap Fund	0.3	0.2
Fidelity Series International Value Fund	1.4	1.0
	4.7	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.9	0.7
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	2.6
Fidelity High Income Fund	0.0	2.6
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.9	0.0
	5.0	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.7	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	19.6	19.3
Fidelity Strategic Real Return Fund	4.1	4.6
Fidelity Total Bond Fund	0.0	0.0 *
	23.7	23.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.0	19.5
Fidelity Short-Term Bond Fund	17.8	19.7
	39.8	39.2
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.1%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.7%
Investment Grade Bond Funds	23.7%
Short-Term Funds	39.8%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	14.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.2%

Expected
Commodity Funds	2.1%
Domestic Equity Funds	12.7%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	22.9%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund	1,273,478	$ 16,784,438
Domestic Equity Funds - 14.1%
Fidelity Blue Chip Growth Fund	270,515	12,971,215
Fidelity Disciplined Equity Fund	1,518,732	36,464,759
Fidelity Growth Company Fund	358,861	32,311,851
Fidelity Series 100 Index Fund	2,685,323	24,704,973
Fidelity Series All-Sector Equity Fund	3,384,747	44,374,033
Fidelity Series Large Cap Value Fund	3,421,267	41,773,674
Fidelity Series Small Cap Opportunities Fund	600,286	7,077,372
Fidelity Small Cap Growth Fund	255,178	4,320,167
Fidelity Small Cap Value Fund	256,531	4,243,025
TOTAL DOMESTIC EQUITY FUNDS		208,241,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $168,958,068)		225,025,507
International Equity Funds - 5.6%

Developed International Equity Funds - 4.7%
Fidelity Diversified International Fund	356,280	11,083,870
Fidelity Overseas Fund	332,136	11,093,339
Fidelity Series International Growth Fund	1,913,016	22,018,813
Fidelity Series International Small Cap Fund	347,245	4,285,007
Fidelity Series International Value Fund	2,039,496	21,394,318
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		69,875,347
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund	679,506	13,019,340
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $70,460,926)		82,894,687
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund	105,382	$ 1,054,260
Fidelity Series High Income Fund	7,219,107	72,335,451
TOTAL HIGH YIELD BOND FUNDS		73,389,711
Inflation-Protected Bond Funds - 10.7%
Fidelity Series Inflation-Protected Bond Index Fund	14,718,907	159,258,570
Investment Grade Bond Funds - 23.7%
Fidelity Series Investment Grade Bond Fund	25,525,518	290,480,396
Fidelity Strategic Real Return Fund	6,110,813	60,619,268
TOTAL INVESTMENT GRADE BOND FUNDS		351,099,664
TOTAL BOND FUNDS (Cost $549,220,012)		583,747,945
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Institutional Class	326,570,168	326,570,168
Fidelity Short-Term Bond Fund	31,156,574	263,584,620
TOTAL SHORT-TERM FUNDS (Cost $598,518,660)		590,154,788
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,387,157,666)	1,481,822,927
NET OTHER ASSETS (LIABILITIES) - 0.0%	145,858
NET ASSETS - 100%	$ 1,481,968,785
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $56,041,166 of which $7,629,953, $46,616,549 and $1,794,664 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $1,387,157,666) - See accompanying schedule		$ 1,481,822,927
Receivable for investments sold		3,832,158
Receivable for fund shares sold		1,792,304
Distributions receivable from underlying funds		146,490
Total assets		1,487,593,879

Liabilities
Payable for investments purchased	$ 47
Payable for fund shares redeemed	5,625,047
Total liabilities		5,625,094

Net Assets		$ 1,481,968,785
Net Assets consist of:
Paid in capital		$ 1,441,399,545
Undistributed net investment income		4,221,573
Accumulated undistributed net realized gain (loss) on investments		(58,317,594)
Net unrealized appreciation (depreciation) on investments		94,665,261
Net Assets, for 121,654,962 shares outstanding		$ 1,481,968,785
Net Asset Value, offering price and redemption price per share ($1,481,968,785 ÷ 121,654,962 shares)		$ 12.18

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 26,133,319

Expenses
Independent trustees' compensation	$ 5,890
Total expenses before reductions	5,890
Expense reductions	(5,890)	-
Net investment income (loss)		26,133,319
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,474,089
Capital gain distributions from underlying funds	17,041,915
Total net realized gain (loss)		27,516,004
Change in net unrealized appreciation (depreciation) on underlying funds		60,447,814
Net gain (loss)		87,963,818
Net increase (decrease) in net assets resulting from operations		$ 114,097,137

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,133,319	$ 40,393,571
Net realized gain (loss)	27,516,004	(15,943,454)
Change in net unrealized appreciation (depreciation)	60,447,814	285,167,878
Net increase (decrease) in net assets resulting from operations	114,097,137	309,617,995
Distributions to shareholders from net investment income	(28,349,234)	(42,261,213)
Distributions to shareholders from net realized gain	(10,467,104)	(8,723,849)
Total distributions	(38,816,338)	(50,985,062)
Share transactions Proceeds from sales of shares	444,763,703	455,202,594
Reinvestment of distributions	38,583,881	50,682,616
Cost of shares redeemed	(785,477,852)	(499,244,047)
Net increase (decrease) in net assets resulting from share transactions	(302,130,268)	6,641,163
Total increase (decrease) in net assets	(226,849,469)	265,274,096

Net Assets
Beginning of period	1,708,818,254	1,443,544,158
End of period (including undistributed net investment income of $4,221,573 and undistributed net investment income of $6,437,488, respectively)	$ 1,481,968,785	$ 1,708,818,254
Other Information Shares
Sold	37,650,745	41,095,009
Issued in reinvestment of distributions	3,269,333	4,538,435
Redeemed	(66,483,407)	(44,829,633)
Net increase (decrease)	(25,563,329)	803,811

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 9.86	$ 12.08	$ 12.66	$ 12.41
Income from Investment Operations
Net investment income (loss) B	.20	.27	.37	.48	.44
Net realized and unrealized gain (loss)	.67	1.83	(1.97)	(.31)	.38
Total from investment operations	.87	2.10	(1.60)	.17	.82
Distributions from net investment income	(.22)	(.29)	(.41)	(.48)	(.43)
Distributions from net realized gain	(.08)	(.06)	(.21)	(.27)	(.14)
Total distributions	(.30)	(.35) E	(.62)	(.75)	(.57)
Net asset value, end of period	$ 12.18	$ 11.61	$ 9.86	$ 12.08	$ 12.66
Total Return A	7.56%	21.46%	(13.60)%	1.23%	6.72%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	2.47%	3.33%	3.80%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,481,969	$ 1,708,818	$ 1,443,544	$ 1,780,803	$ 1,694,377
Portfolio turnover rate	32%	31%	33%	36%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	4.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.7	1.7
Fidelity Disciplined Equity Fund	4.7	5.0
Fidelity Equity-Income Fund	0.0	0.9
Fidelity Growth Company Fund	4.1	4.4
Fidelity Series 100 Index Fund	3.2	3.4
Fidelity Series All-Sector Equity Fund	5.7	5.6
Fidelity Series Large Cap Value Fund	5.4	5.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Value Fund	0.5	0.6
	26.7	28.4
Developed International Equity Funds
Fidelity Diversified International Fund	1.5	2.2
Fidelity Europe Fund	0.0	0.4
Fidelity Japan Fund	0.0	0.2
Fidelity Overseas Fund	1.5	2.2
Fidelity Series International Growth Fund	2.9	2.2
Fidelity Series International Small Cap Fund	0.6	0.4
Fidelity Series International Value Fund	2.8	2.2
	9.3	9.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.8	1.6
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	2.5
Fidelity High Income Fund	0.0	2.6
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.8	0.0
	4.9	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.0	8.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.4	17.9
Fidelity Strategic Real Return Fund	3.8	4.3
Fidelity Total Bond Fund	0.0	0.0*
	22.2	22.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.5	10.0
Fidelity Short-Term Bond Fund	10.0	10.1
	22.5	20.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	26.7%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.2%
Short-Term Funds	22.5%

Six months ago
Commodity Funds	4.1%
Domestic Equity Funds	28.4%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.2%
Short-Term Funds	20.1%

Expected
Commodity Funds	4.4%
Domestic Equity Funds	24.7%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	20.5%
Short-Term Funds	24.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	2,553,443	$ 33,654,375
Domestic Equity Funds - 26.7%
Fidelity Blue Chip Growth Fund	323,695	15,521,175
Fidelity Disciplined Equity Fund	1,813,617	43,544,955
Fidelity Growth Company Fund	430,470	38,759,516
Fidelity Series 100 Index Fund	3,223,590	29,657,025
Fidelity Series All-Sector Equity Fund	4,054,029	53,148,325
Fidelity Series Large Cap Value Fund	4,098,381	50,041,235
Fidelity Series Small Cap Opportunities Fund	724,668	8,543,834
Fidelity Small Cap Growth Fund	298,950	5,061,221
Fidelity Small Cap Value Fund	300,887	4,976,676
TOTAL DOMESTIC EQUITY FUNDS		249,253,962
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,240,164)		282,908,337
International Equity Funds - 11.1%

Developed International Equity Funds - 9.3%
Fidelity Diversified International Fund	442,294	13,759,766
Fidelity Overseas Fund	412,335	13,771,990
Fidelity Series International Growth Fund	2,376,924	27,358,394
Fidelity Series International Small Cap Fund	431,589	5,325,808
Fidelity Series International Value Fund	2,534,166	26,583,403
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		86,799,361
Emerging Markets Equity Funds - 1.8%
Fidelity Series Emerging Markets Fund	844,301	16,176,809
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $100,385,750)		102,976,170
Bond Funds - 36.1%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund	65,713	$ 657,405
Fidelity Series High Income Fund	4,502,649	45,116,539
TOTAL HIGH YIELD BOND FUNDS		45,773,944
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	7,768,936	84,059,884
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund	15,014,269	170,862,381
Fidelity Strategic Real Return Fund	3,590,681	35,619,556
TOTAL INVESTMENT GRADE BOND FUNDS		206,481,937
TOTAL BOND FUNDS (Cost $331,228,778)		336,315,765
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Institutional Class	116,815,967	116,815,967
Fidelity Short-Term Bond Fund	11,027,419	93,291,967
TOTAL SHORT-TERM FUNDS (Cost $212,009,529)		210,107,934
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $905,864,221)	932,308,206
NET OTHER ASSETS (LIABILITIES) - 0.0%	91,896
NET ASSETS - 100%	$ 932,400,102
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $55,536,041 of which $8,171,681 and $47,364,360 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2011

Assets
Investment in securities, at value (cost $905,864,221) - See accompanying schedule	$ 932,308,206
Receivable for investments sold	1,489,479
Receivable for fund shares sold	1,587,880
Distributions receivable from underlying funds	91,896
Total assets	935,477,461

Liabilities
Payable for fund shares redeemed	$ 3,077,359

Net Assets	$ 932,400,102
Net Assets consist of:
Paid in capital	$ 960,242,502
Undistributed net investment income	2,286,723
Accumulated undistributed net realized gain (loss) on investments	(56,573,108)
Net unrealized appreciation (depreciation) on investments	26,443,985
Net Assets, for 83,761,739 shares outstanding	$ 932,400,102
Net Asset Value, offering price and redemption price per share ($932,400,102 ÷ 83,761,739 shares)	$ 11.13

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 15,138,582

Expenses
Independent trustees' compensation	$ 3,549
Total expenses before reductions	3,549
Expense reductions	(3,549)	-
Net investment income (loss)		15,138,582
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,448,371
Capital gain distributions from underlying funds	14,135,123
Total net realized gain (loss)		19,583,494
Change in net unrealized appreciation (depreciation) on underlying funds		57,803,367
Net gain (loss)		77,386,861
Net increase (decrease) in net assets resulting from operations		$ 92,525,443

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,138,582	$ 22,561,635
Net realized gain (loss)	19,583,494	1,289,925
Change in net unrealized appreciation (depreciation)	57,803,367	232,793,552
Net increase (decrease) in net assets resulting from operations	92,525,443	256,645,112
Distributions to shareholders from net investment income	(16,529,853)	(22,987,842)
Distributions to shareholders from net realized gain	(7,551,223)	(7,836,515)
Total distributions	(24,081,076)	(30,824,357)
Share transactions Proceeds from sales of shares	278,425,092	303,175,884
Reinvestment of distributions	23,964,352	30,691,240
Cost of shares redeemed	(452,357,306)	(316,406,592)
Net increase (decrease) in net assets resulting from share transactions	(149,967,862)	17,460,532
Total increase (decrease) in net assets	(81,523,495)	243,281,287

Net Assets
Beginning of period	1,013,923,597	770,642,310
End of period (including undistributed net investment income of $2,286,723 and undistributed net investment income of $3,677,994, respectively)	$ 932,400,102	$ 1,013,923,597
Other Information Shares
Sold	26,430,862	31,547,176
Issued in reinvestment of distributions	2,267,115	3,127,790
Redeemed	(43,179,363)	(32,508,477)
Net increase (decrease)	(14,481,386)	2,166,489

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 8.02	$ 11.19	$ 11.84	$ 11.44
Income from Investment Operations
Net investment income (loss) B	.17	.23	.29	.35	.31
Net realized and unrealized gain (loss)	.91	2.39	(2.88)	(.34)	.62
Total from investment operations	1.08	2.62	(2.59)	.01	.93
Distributions from net investment income	(.19)	(.24)	(.32)	(.32)	(.29)
Distributions from net realized gain	(.09)	(.08)	(.26)	(.34)	(.24)
Total distributions	(.27) F	(.32) E	(.58)	(.66)	(.53)
Net asset value, end of period	$ 11.13	$ 10.32	$ 8.02	$ 11.19	$ 11.84
Total Return A	10.64%	32.83%	(23.91)%	(.17)%	8.27%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.60%	2.37%	3.03%	2.94%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 932,400	$ 1,013,924	$ 770,642	$ 1,051,703	$ 867,318
Portfolio turnover rate	38%	34%	43%	31%	12%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.4	4.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.0	2.0
Fidelity Disciplined Equity Fund	5.5	5.7
Fidelity Equity-Income Fund	0.0	1.1
Fidelity Growth Company Fund	4.9	5.0
Fidelity Series 100 Index Fund	3.8	3.9
Fidelity Series All-Sector Equity Fund	6.8	6.4
Fidelity Series Large Cap Value Fund	6.4	6.2
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Value Fund	0.6	0.6
	31.7	32.5
Developed International Equity Funds
Fidelity Diversified International Fund	1.7	2.6
Fidelity Europe Fund	0.0	0.6
Fidelity Japan Fund	0.0	0.2
Fidelity Overseas Fund	1.8	2.7
Fidelity Series International Growth Fund	3.5	2.6
Fidelity Series International Small Cap Fund	0.7	0.5
Fidelity Series International Value Fund	3.4	2.6
	11.1	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.8
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	2.5
Fidelity High Income Fund	0.0	2.6
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.8	0.0
	4.9	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.2	20.3
Fidelity Strategic Real Return Fund	4.5	4.9
Fidelity Total Bond Fund	0.0	0.0 *
	25.7	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.9	5.0
Fidelity Short-Term Bond Fund	4.8	5.1
	10.7	10.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.4%
Domestic Equity Funds	31.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.7%

Six months ago
Commodity Funds	4.7%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	25.2%
Short-Term Funds	10.1%

Expected
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.1%
Short-Term Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund	32,218,143	$ 424,635,119
Domestic Equity Funds - 31.7%
Fidelity Blue Chip Growth Fund	3,984,444	191,054,094
Fidelity Disciplined Equity Fund	22,421,361	538,336,878
Fidelity Growth Company Fund	5,312,045	478,296,526
Fidelity Series 100 Index Fund	39,722,902	365,450,701
Fidelity Series All-Sector Equity Fund	50,059,299	656,277,416
Fidelity Series Large Cap Value Fund	50,609,379	617,940,518
Fidelity Series Small Cap Opportunities Fund	8,948,958	105,508,210
Fidelity Small Cap Growth Fund	3,692,435	62,512,925
Fidelity Small Cap Value Fund	3,716,431	61,469,768
TOTAL DOMESTIC EQUITY FUNDS		3,076,847,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,151,639,498)		3,501,482,155
International Equity Funds - 13.1%

Developed International Equity Funds - 11.1%
Fidelity Diversified International Fund	5,477,501	170,405,046
Fidelity Overseas Fund	5,106,528	170,558,027
Fidelity Series International Growth Fund	29,434,643	338,792,736
Fidelity Series International Small Cap Fund	5,344,865	65,955,632
Fidelity Series International Value Fund	31,380,069	329,176,924
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,074,888,365
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	10,455,843	200,333,958
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,223,617,092)		1,275,222,323
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund	686,953	$ 6,872,472
Fidelity Series High Income Fund	46,950,922	470,448,237
TOTAL HIGH YIELD BOND FUNDS		477,320,709
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	85,160,847	921,440,367
Investment Grade Bond Funds - 25.7%
Fidelity Series Investment Grade Bond Fund	181,008,235	2,059,873,708
Fidelity Strategic Real Return Fund	43,492,371	431,444,319
TOTAL INVESTMENT GRADE BOND FUNDS		2,491,318,027
TOTAL BOND FUNDS (Cost $3,812,939,620)		3,890,079,103
Short-Term Funds - 10.7%

Fidelity Institutional Money Market Portfolio Institutional Class	571,614,709	571,614,709
Fidelity Short-Term Bond Fund	54,602,917	461,940,674
TOTAL SHORT-TERM FUNDS (Cost $1,053,385,051)		1,033,555,383
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,241,581,261)	9,700,338,964
NET OTHER ASSETS (LIABILITIES) - 0.0%	912,191
NET ASSETS - 100%	$ 9,701,251,155
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $572,433,574 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $9,241,581,261) - See accompanying schedule		$ 9,700,338,964
Receivable for investments sold		16,873,080
Receivable for fund shares sold		8,588,026
Distributions receivable from underlying funds		960,961
Total assets		9,726,761,031

Liabilities
Payable to custodian bank	$ 16
Payable for fund shares redeemed	25,509,860
Total liabilities		25,509,876

Net Assets		$ 9,701,251,155
Net Assets consist of:
Paid in capital		$ 9,811,323,496
Undistributed net investment income		22,203,665
Accumulated undistributed net realized gain (loss) on investments		(591,033,709)
Net unrealized appreciation (depreciation) on investments		458,757,703
Net Assets, for 690,288,457 shares outstanding		$ 9,701,251,155
Net Asset Value, offering price and redemption price per share ($9,701,251,155 ÷ 690,288,457 shares)		$ 14.05

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 166,082,126
Interest		1
Total income		166,082,127

Expenses
Independent trustees' compensation	$ 38,066
Total expenses before reductions	38,066
Expense reductions	(38,066)	-
Net investment income (loss)		166,082,127
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	215,441,881
Capital gain distributions from underlying funds	172,209,890
Total net realized gain (loss)		387,651,771
Change in net unrealized appreciation (depreciation) on underlying funds		552,582,623
Net gain (loss)		940,234,394
Net increase (decrease) in net assets resulting from operations		$ 1,106,316,521

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,082,127	$ 258,956,797
Net realized gain (loss)	387,651,771	10,900,289
Change in net unrealized appreciation (depreciation)	552,582,623	2,854,058,038
Net increase (decrease) in net assets resulting from operations	1,106,316,521	3,123,915,124
Distributions to shareholders from net investment income	(184,295,760)	(269,625,081)
Distributions to shareholders from net realized gain	(89,137,970)	(92,210,865)
Total distributions	(273,433,730)	(361,835,946)
Share transactions Proceeds from sales of shares	2,184,615,051	2,174,611,735
Reinvestment of distributions	271,563,876	360,201,134
Cost of shares redeemed	(4,676,038,578)	(3,339,360,670)
Net increase (decrease) in net assets resulting from share transactions	(2,219,859,651)	(804,547,801)
Total increase (decrease) in net assets	(1,386,976,860)	1,957,531,377

Net Assets
Beginning of period	11,088,228,015	9,130,696,638
End of period (including undistributed net investment income of $22,203,665 and undistributed net investment income of $40,417,299, respectively)	$ 9,701,251,155	$ 11,088,228,015
Other Information Shares
Sold	164,740,946	182,073,341
Issued in reinvestment of distributions	20,471,880	29,453,525
Redeemed	(355,131,956)	(276,183,780)
Net increase (decrease)	(169,919,130)	(64,656,914)

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 9.87	$ 14.07	$ 14.89	$ 14.48
Income from Investment Operations
Net investment income (loss) B	.22	.29	.37	.43	.39
Net realized and unrealized gain (loss)	1.31	3.14	(3.77)	(.37)	.77
Total from investment operations	1.53	3.43	(3.40)	.06	1.16
Distributions from net investment income	(.25)	(.31)	(.40)	(.41)	(.38)
Distributions from net realized gain	(.12)	(.11)	(.40)	(.47)	(.37)
Total distributions	(.37)	(.41) E	(.80)	(.88)	(.75)
Net asset value, end of period	$ 14.05	$ 12.89	$ 9.87	$ 14.07	$ 14.89
Total Return A	12.02%	34.99%	(25.06)%	.14%	8.17%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.64%	2.40%	3.03%	2.86%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,701,251	$ 11,088,228	$ 9,130,697	$ 13,903,554	$ 13,102,900
Portfolio turnover rate	34%	25%	39%	34%	12%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.5	4.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.0	2.0
Fidelity Disciplined Equity Fund	5.7	5.9
Fidelity Equity-Income Fund	0.0	1.1
Fidelity Growth Company Fund	5.0	5.1
Fidelity Series 100 Index Fund	3.9	4.0
Fidelity Series All-Sector Equity Fund	6.9	6.6
Fidelity Series Large Cap Value Fund	6.5	6.3
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	32.5	33.4
Developed International Equity Funds
Fidelity Diversified International Fund	1.8	2.7
Fidelity Europe Fund	0.0	0.6
Fidelity Japan Fund	0.0	0.2
Fidelity Overseas Fund	1.8	2.7
Fidelity Series International Growth Fund	3.6	2.7
Fidelity Series International Small Cap Fund	0.7	0.5
Fidelity Series International Value Fund	3.5	2.7
	11.4	12.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.1	1.9
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	2.6
Fidelity High Income Fund	0.0	2.6
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	4.8	0.0
	4.9	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.8	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.8	20.5
Fidelity Strategic Real Return Fund	4.5	4.9
Fidelity Total Bond Fund	0.0	0.0 *
	26.3	25.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	4.5
Fidelity Short-Term Bond Fund	4.2	4.5
	9.5	9.0
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.5%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.3%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	4.8%
Domestic Equity Funds	33.4%
Developed International Equity Funds	12.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	25.4%
Short-Term Funds	9.0%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.5%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
Commodity Funds - 4.5%
Fidelity Series Commodity Strategy Fund	30,218,190	$ 398,275,739
Domestic Equity Funds - 32.5%
Fidelity Blue Chip Growth Fund	3,719,160	178,333,702
Fidelity Disciplined Equity Fund	20,912,299	502,104,307
Fidelity Growth Company Fund	4,954,414	446,095,479
Fidelity Series 100 Index Fund	37,111,488	341,425,687
Fidelity Series All-Sector Equity Fund	46,711,027	612,381,567
Fidelity Series Large Cap Value Fund	47,225,600	576,624,573
Fidelity Series Small Cap Opportunities Fund	8,375,613	98,748,477
Fidelity Small Cap Growth Fund	3,468,695	58,725,001
Fidelity Small Cap Value Fund	3,489,047	57,708,840
TOTAL DOMESTIC EQUITY FUNDS		2,872,147,633
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,646,734,490)		3,270,423,372
International Equity Funds - 13.5%

Developed International Equity Funds - 11.4%
Fidelity Diversified International Fund	5,129,075	159,565,520
Fidelity Overseas Fund	4,781,618	159,706,040
Fidelity Series International Growth Fund	27,577,958	317,422,296
Fidelity Series International Small Cap Fund	5,006,620	61,781,691
Fidelity Series International Value Fund	29,403,026	308,437,743
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,006,913,290
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	9,796,317	187,697,426
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $973,153,118)		1,194,610,716
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund	623,032	$ 6,232,951
Fidelity Series High Income Fund	42,761,330	428,468,529
TOTAL HIGH YIELD BOND FUNDS		434,701,480
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund	72,381,286	783,165,520
Investment Grade Bond Funds - 26.3%
Fidelity Series Investment Grade Bond Fund	169,737,194	1,931,609,261
Fidelity Strategic Real Return Fund	39,743,399	394,254,523
TOTAL INVESTMENT GRADE BOND FUNDS		2,325,863,784
TOTAL BOND FUNDS (Cost $3,357,722,871)		3,543,730,784
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class	468,032,750	468,032,750
Fidelity Short-Term Bond Fund	44,166,800	373,651,125
TOTAL SHORT-TERM FUNDS (Cost $842,250,252)		841,683,875
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,819,860,731)	8,850,448,747
NET OTHER ASSETS (LIABILITIES) - 0.0%	866,667
NET ASSETS - 100%	$ 8,851,315,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $855,522,994 of which $98,777,053, $349,780,510 and $406,965,431 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2011

Assets
Investment in securities, at value (cost $7,819,860,731) - See accompanying schedule	$ 8,850,448,747
Receivable for investments sold	16,382,292
Receivable for fund shares sold	14,119,663
Distributions receivable from underlying funds	871,343
Total assets	8,881,822,045

Liabilities
Payable for fund shares redeemed	$ 30,506,631

Net Assets	$ 8,851,315,414
Net Assets consist of:
Paid in capital	$ 8,667,518,109
Undistributed net investment income	20,536,056
Accumulated undistributed net realized gain (loss) on investments	(867,326,767)
Net unrealized appreciation (depreciation) on investments	1,030,588,016
Net Assets, for 753,860,366 shares outstanding	$ 8,851,315,414
Net Asset Value, offering price and redemption price per share ($8,851,315,414 ÷ 753,860,366 shares)	$ 11.74

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 143,970,641

Expenses
Independent trustees' compensation	$ 32,152
Total expenses before reductions	32,152
Expense reductions	(32,152)	-
Net investment income (loss)		143,970,641
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(258,642,566)
Capital gain distributions from underlying funds	154,070,274
Total net realized gain (loss)		(104,572,292)
Change in net unrealized appreciation (depreciation) on underlying funds		943,519,700
Net gain (loss)		838,947,408
Net increase (decrease) in net assets resulting from operations		$ 982,918,049

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,970,641	$ 189,068,555
Net realized gain (loss)	(104,572,292)	(252,083,509)
Change in net unrealized appreciation (depreciation)	943,519,700	2,373,045,954
Net increase (decrease) in net assets resulting from operations	982,918,049	2,310,031,000
Distributions to shareholders from net investment income	(154,623,688)	(186,347,613)
Distributions to shareholders from net realized gain	(75,719,796)	(72,444,592)
Total distributions	(230,343,484)	(258,792,205)
Share transactions Proceeds from sales of shares	2,806,458,296	2,794,438,936
Reinvestment of distributions	229,422,760	258,226,466
Cost of shares redeemed	(3,785,659,212)	(2,344,790,821)
Net increase (decrease) in net assets resulting from share transactions	(749,778,156)	707,874,581
Total increase (decrease) in net assets	2,796,409	2,759,113,376

Net Assets
Beginning of period	8,848,519,005	6,089,405,629
End of period (including undistributed net investment income of $20,536,056 and undistributed net investment income of $31,189,103, respectively)	$ 8,851,315,414	$ 8,848,519,005
Other Information Shares
Sold	254,891,740	280,942,107
Issued in reinvestment of distributions	20,701,558	25,204,965
Redeemed	(345,392,330)	(231,218,469)
Net increase (decrease)	(69,799,032)	74,928,603

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 8.13	$ 11.73	$ 12.45	$ 11.98
Income from Investment Operations
Net investment income (loss) B	.18	.24	.29	.34	.29
Net realized and unrealized gain (loss)	1.12	2.70	(3.29)	(.38)	.72
Total from investment operations	1.30	2.94	(3.00)	(.04)	1.01
Distributions from net investment income	(.20)	(.24)	(.30)	(.30)	(.23)
Distributions from net realized gain	(.10)	(.09)	(.30)	(.38)	(.31)
Total distributions	(.30)	(.33) E	(.60)	(.68)	(.54)
Net asset value, end of period	$ 11.74	$ 10.74	$ 8.13	$ 11.73	$ 12.45
Total Return A	12.24%	36.33%	(26.45)%	(.62)%	8.58%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.66%	2.38%	2.97%	2.68%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,851,315	$ 8,848,519	$ 6,089,406	$ 7,116,671	$ 5,098,514
Portfolio turnover rate	43%	30%	36%	24%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.6	5.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.4	2.4
Fidelity Disciplined Equity Fund	6.7	7.0
Fidelity Equity-Income Fund	0.0	1.2
Fidelity Growth Company Fund	5.9	6.1
Fidelity Series 100 Index Fund	4.5	4.7
Fidelity Series All-Sector Equity Fund	8.1	7.9
Fidelity Series Large Cap Value Fund	7.7	7.5
Fidelity Series Small Cap Opportunities Fund	1.3	1.3
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.8	0.8
	38.2	39.7
Developed International Equity Funds
Fidelity Diversified International Fund	2.1	3.3
Fidelity Europe Fund	0.0	0.8
Fidelity Japan Fund	0.0	0.3
Fidelity Overseas Fund	2.2	3.3
Fidelity Series International Growth Fund	4.3	3.2
Fidelity Series International Small Cap Fund	0.8	0.6
Fidelity Series International Value Fund	4.1	3.2
	13.5	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.5	2.3
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	3.5
Fidelity High Income Fund	0.0	3.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	6.3	0.0
	6.4	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	6.7	5.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	19.2	17.6
Fidelity Strategic Real Return Fund	4.0	4.2
Fidelity Total Bond Fund	0.0	0.0 *
	23.2	21.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.2	1.5
Fidelity Short-Term Bond Fund	1.7	1.6
	3.9	3.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	38.2%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.2%
Short-Term Funds	3.9%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	39.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	5.9%
Investment Grade Bond Funds	21.8%
Short-Term Funds	3.1%

Expected
Commodity Funds	6.4%
Domestic Equity Funds	36.4%
Developed International Equity Funds	13.3%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.3%
Inflation-Protected Bond Funds	8.0%
Investment Grade Bond Funds	22.5%
Short-Term Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.8%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	84,993,608	$ 1,120,215,750
Domestic Equity Funds - 38.2%
Fidelity Blue Chip Growth Fund	9,846,939	472,160,731
Fidelity Disciplined Equity Fund	55,362,664	1,329,257,555
Fidelity Growth Company Fund	13,130,983	1,182,313,678
Fidelity Series 100 Index Fund	98,405,164	905,327,512
Fidelity Series All-Sector Equity Fund	123,750,051	1,622,363,175
Fidelity Series Large Cap Value Fund	125,123,329	1,527,755,852
Fidelity Series Small Cap Opportunities Fund	22,093,907	260,487,163
Fidelity Small Cap Growth Fund	9,124,812	154,483,060
Fidelity Small Cap Value Fund	9,183,322	151,892,149
TOTAL DOMESTIC EQUITY FUNDS		7,606,040,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,894,468,558)		8,726,256,625
International Equity Funds - 16.0%

Developed International Equity Funds - 13.5%
Fidelity Diversified International Fund	13,668,608	425,230,400
Fidelity Overseas Fund	12,742,579	425,602,126
Fidelity Series International Growth Fund	73,373,420	844,528,066
Fidelity Series International Small Cap Fund	13,322,181	164,395,712
Fidelity Series International Value Fund	78,226,926	820,600,454
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,680,356,758
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund	26,063,938	499,385,060
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,516,495,134)		3,179,741,818
Bond Funds - 36.3%
	Shares	Value
High Yield Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund	1,834,881	$ 18,356,575
Fidelity Series High Income Fund	125,839,774	1,260,914,534
TOTAL HIGH YIELD BOND FUNDS		1,279,271,109
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund	122,830,244	1,329,023,240
Investment Grade Bond Funds - 23.2%
Fidelity Series Investment Grade Bond Fund	336,410,628	3,828,352,946
Fidelity Strategic Real Return Fund	79,725,570	790,877,659
TOTAL INVESTMENT GRADE BOND FUNDS		4,619,230,605
TOTAL BOND FUNDS (Cost $6,897,548,720)		7,227,524,954
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	438,321,940	438,321,940
Fidelity Short-Term Bond Fund	41,252,185	348,993,484
TOTAL SHORT-TERM FUNDS (Cost $783,627,358)		787,315,424
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,092,139,770)	19,920,838,821
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,552,132
NET ASSETS - 100%	$ 19,923,390,953
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,245,475,993 of which $233,519,669, $1,163,777,877 and $848,178,447 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $17,092,139,770) - See accompanying schedule		$ 19,920,838,821
Cash		15
Receivable for investments sold		29,575,666
Receivable for fund shares sold		25,122,816
Distributions receivable from underlying funds		2,560,420
Total assets		19,978,097,738

Liabilities
Payable for investments purchased	$ 15,452
Payable for fund shares redeemed	54,691,333
Total liabilities		54,706,785

Net Assets		$ 19,923,390,953
Net Assets consist of:
Paid in capital		$ 19,331,815,680
Undistributed net investment income		45,602,729
Accumulated undistributed net realized gain (loss) on investments		(2,282,726,507)
Net unrealized appreciation (depreciation) on investments		2,828,699,051
Net Assets, for 1,389,939,828 shares outstanding		$ 19,923,390,953
Net Asset Value, offering price and redemption price per share ($19,923,390,953 ÷ 1,389,939,828 shares)		$ 14.33

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 330,060,477
Interest		3
Total income		330,060,480

Expenses
Independent trustees' compensation	$ 72,931
Total expenses before reductions	72,931
Expense reductions	(72,931)	-
Net investment income (loss)		330,060,480
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(453,173,888)
Capital gain distributions from underlying funds	369,675,247
Total net realized gain (loss)		(83,498,641)
Change in net unrealized appreciation (depreciation) on underlying funds		2,176,145,077
Net gain (loss)		2,092,646,436
Net increase (decrease) in net assets resulting from operations		$ 2,422,706,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 330,060,480	$ 430,982,832
Net realized gain (loss)	(83,498,641)	(861,069,719)
Change in net unrealized appreciation (depreciation)	2,176,145,077	6,624,475,024
Net increase (decrease) in net assets resulting from operations	2,422,706,916	6,194,388,137
Distributions to shareholders from net investment income	(340,613,702)	(444,938,539)
Distributions to shareholders from net realized gain	(197,974,733)	(164,228,908)
Total distributions	(538,588,435)	(609,167,447)
Share transactions Proceeds from sales of shares	5,177,636,636	5,028,232,698
Reinvestment of distributions	536,267,648	607,974,246
Cost of shares redeemed	(8,237,671,778)	(4,975,083,602)
Net increase (decrease) in net assets resulting from share transactions	(2,523,767,494)	661,123,342
Total increase (decrease) in net assets	(639,649,013)	6,246,344,032

Net Assets
Beginning of period	20,563,039,966	14,316,695,934
End of period (including undistributed net investment income of $45,602,729 and undistributed net investment income of $56,155,950, respectively)	$ 19,923,390,953	$ 20,563,039,966
Other Information Shares
Sold	387,684,909	424,742,366
Issued in reinvestment of distributions	40,032,467	49,503,195
Redeemed	(621,571,000)	(410,596,584)
Net increase (decrease)	(193,853,624)	63,648,977

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 9.42	$ 14.66	$ 15.84	$ 15.37
Income from Investment Operations
Net investment income (loss) B	.22	.27	.33	.36	.31
Net realized and unrealized gain (loss)	1.50	3.68	(4.74)	(.50)	1.03
Total from investment operations	1.72	3.95	(4.41)	(.14)	1.34
Distributions from net investment income	(.24)	(.29)	(.31)	(.37)	(.28)
Distributions from net realized gain	(.14)	(.11)	(.52)	(.67)	(.59)
Total distributions	(.37) F	(.39) E	(.83)	(1.04)	(.87)
Net asset value, end of period	$ 14.33	$ 12.98	$ 9.42	$ 14.66	$ 15.84
Total Return A	13.47%	42.19%	(31.39)%	(1.32)%	8.95%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69%	2.30%	2.73%	2.24%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,923,391	$ 20,563,040	$ 14,316,696	$ 20,028,445	$ 18,305,525
Portfolio turnover rate	42%	29%	35%	35%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.8	6.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.7	2.7
Fidelity Disciplined Equity Fund	7.7	7.9
Fidelity Equity-Income Fund	0.0	1.5
Fidelity Growth Company Fund	6.9	7.0
Fidelity Series 100 Index Fund	5.2	5.4
Fidelity Series All-Sector Equity Fund	9.4	8.9
Fidelity Series Large Cap Value Fund	8.8	8.6
Fidelity Series Small Cap Opportunities Fund	1.5	1.4
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	0.9	0.9
	44.0	45.2
Developed International Equity Funds
Fidelity Diversified International Fund	2.5	3.7
Fidelity Europe Fund	0.0	0.7
Fidelity Japan Fund	0.0	0.3
Fidelity Overseas Fund	2.5	3.7
Fidelity Series International Growth Fund	4.9	3.6
Fidelity Series International Small Cap Fund	0.9	0.7
Fidelity Series International Value Fund	4.8	3.5
	15.6	16.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.6
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	3.8
Fidelity High Income Fund	0.0	3.8
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.1	0.0
	7.2	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.7	3.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	16.4	14.8
Fidelity Strategic Real Return Fund	3.3	3.6
Fidelity Total Bond Fund	0.0	0.0 *
	19.7	18.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.1	0.0 *
Fidelity Short-Term Bond Fund *	0.0	0.0
	0.1	0.0 *
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	44.0%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.7%
Short-Term Funds	0.1%

Six months ago
Commodity Funds	6.5%
Domestic Equity Funds	45.2%
Developed International Equity Funds	16.2%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	18.4%
Short-Term Funds *	0.0%

Expected
Commodity Funds	7.6%
Domestic Equity Funds	42.8%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.9%
Investment Grade Bond Funds	18.6%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 50.8%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund	52,390,085	$ 690,501,317
Domestic Equity Funds - 44.0%
Fidelity Blue Chip Growth Fund	5,797,521	277,991,143
Fidelity Disciplined Equity Fund	32,532,182	781,097,689
Fidelity Growth Company Fund	7,717,373	694,872,225
Fidelity Series 100 Index Fund	57,746,547	531,268,230
Fidelity Series All-Sector Equity Fund	72,674,097	952,757,409
Fidelity Series Large Cap Value Fund	73,477,522	897,160,548
Fidelity Series Small Cap Opportunities Fund	13,009,295	153,379,587
Fidelity Small Cap Growth Fund	5,386,290	91,189,889
Fidelity Small Cap Value Fund	5,421,020	89,663,678
TOTAL DOMESTIC EQUITY FUNDS		4,469,380,398
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,758,920,483)		5,159,881,715
International Equity Funds - 18.5%

Developed International Equity Funds - 15.6%
Fidelity Diversified International Fund	8,048,642	250,393,237
Fidelity Overseas Fund	7,503,395	250,613,400
Fidelity Series International Growth Fund	43,329,199	498,719,076
Fidelity Series International Small Cap Fund	7,866,447	97,071,957
Fidelity Series International Value Fund	46,197,542	484,612,215
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,581,409,885
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	15,391,434	294,899,885
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,830,981,793)		1,876,309,770
Bond Funds - 30.6%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	1,043,413	$ 10,438,525
Fidelity Series High Income Fund	71,676,157	718,195,097
TOTAL HIGH YIELD BOND FUNDS		728,633,622
Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund	35,182,237	380,671,800
Investment Grade Bond Funds - 19.7%
Fidelity Series Investment Grade Bond Fund	146,144,333	1,663,122,512
Fidelity Strategic Real Return Fund	34,089,759	338,170,406
TOTAL INVESTMENT GRADE BOND FUNDS		2,001,292,918
TOTAL BOND FUNDS (Cost $3,085,620,399)		3,110,598,340
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Institutional Class	6,704,090	6,704,090
Fidelity Short-Term Bond Fund	595,177	5,035,193
TOTAL SHORT-TERM FUNDS (Cost $11,749,580)		11,739,283
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,687,272,255)	10,158,529,108
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,462,260
NET ASSETS - 100%	$ 10,159,991,368
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $70,645,658 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $9,687,272,255) - See accompanying schedule		$ 10,158,529,108
Cash		1
Receivable for investments sold		13,165,556
Receivable for fund shares sold		19,708,938
Distributions receivable from underlying funds		1,462,441
Total assets		10,192,866,044

Liabilities
Payable for investments purchased	$ 130
Payable for fund shares redeemed	32,874,546
Total liabilities		32,874,676

Net Assets		$ 10,159,991,368
Net Assets consist of:
Paid in capital		$ 9,731,577,300
Undistributed net investment income		21,065,043
Accumulated undistributed net realized gain (loss) on investments		(63,907,828)
Net unrealized appreciation (depreciation) on investments		471,256,853
Net Assets, for 845,090,091 shares outstanding		$ 10,159,991,368
Net Asset Value, offering price and redemption price per share ($10,159,991,368 ÷ 845,090,091 shares)		$ 12.02

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 156,386,040

Expenses
Independent trustees' compensation	$ 34,526
Total expenses before reductions	34,526
Expense reductions	(34,526)	-
Net investment income (loss)		156,386,040
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	154,696,944
Capital gain distributions from underlying funds	191,616,283
Total net realized gain (loss)		346,313,227
Change in net unrealized appreciation (depreciation) on underlying funds		778,505,912
Net gain (loss)		1,124,819,139
Net increase (decrease) in net assets resulting from operations		$ 1,281,205,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 156,386,040	$ 178,667,186
Net realized gain (loss)	346,313,227	105,898,735
Change in net unrealized appreciation (depreciation)	778,505,912	2,466,360,217
Net increase (decrease) in net assets resulting from operations	1,281,205,179	2,750,926,138
Distributions to shareholders from net investment income	(160,733,732)	(173,115,738)
Distributions to shareholders from net realized gain	(89,018,011)	(78,645,788)
Total distributions	(249,751,743)	(251,761,526)
Share transactions Proceeds from sales of shares	3,110,308,047	2,944,744,149
Reinvestment of distributions	249,395,018	251,459,641
Cost of shares redeemed	(3,532,616,726)	(2,192,604,773)
Net increase (decrease) in net assets resulting from share transactions	(172,913,661)	1,003,599,017
Total increase (decrease) in net assets	858,539,775	3,502,763,629

Net Assets
Beginning of period	9,301,451,593	5,798,687,964
End of period (including undistributed net investment income of $21,065,043 and undistributed net investment income of $25,412,736, respectively)	$ 10,159,991,368	$ 9,301,451,593
Other Information Shares
Sold	281,556,369	301,762,904
Issued in reinvestment of distributions	22,301,079	24,578,310
Redeemed	(322,211,153)	(218,232,354)
Net increase (decrease)	(18,353,705)	108,108,860

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 7.68	$ 12.15	$ 13.05	$ 12.52
Income from Investment Operations
Net investment income (loss) B	.18	.22	.26	.28	.24
Net realized and unrealized gain (loss)	1.37	3.18	(4.10)	(.49)	.89
Total from investment operations	1.55	3.40	(3.84)	(.21)	1.13
Distributions from net investment income	(.19)	(.21)	(.26)	(.25)	(.19)
Distributions from net realized gain	(.11)	(.10)	(.37)	(.44)	(.41)
Total distributions	(.30)	(.31) E	(.63)	(.69)	(.60)
Net asset value, end of period	$ 12.02	$ 10.77	$ 7.68	$ 12.15	$ 13.05
Total Return A	14.57%	44.43%	(32.84)%	(2.00)%	9.18%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	2.21%	2.64%	2.16%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,159,991	$ 9,301,452	$ 5,798,688	$ 6,651,041	$ 4,349,197
Portfolio turnover rate	49%	26%	29%	24%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.4	6.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.9	2.9
Fidelity Disciplined Equity Fund	8.2	8.5
Fidelity Equity-Income Fund	0.0	1.4
Fidelity Growth Company Fund	7.3	7.4
Fidelity Series 100 Index Fund	5.5	5.7
Fidelity Series All-Sector Equity Fund	9.9	9.6
Fidelity Series Large Cap Value Fund	9.4	9.1
Fidelity Series Small Cap Opportunities Fund	1.6	1.5
Fidelity Small Cap Growth Fund	0.9	1.0
Fidelity Small Cap Value Fund	0.9	1.0
	46.6	48.1
Developed International Equity Funds
Fidelity Diversified International Fund	2.6	4.0
Fidelity Europe Fund	0.0	0.9
Fidelity Japan Fund	0.0	0.3
Fidelity Overseas Fund	2.6	4.0
Fidelity Series International Growth Fund	5.2	4.0
Fidelity Series International Small Cap Fund	1.0	0.8
Fidelity Series International Value Fund	5.1	3.9
	16.5	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.1	2.8
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	3.8
Fidelity High Income Fund	0.0	3.8
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.2	0.0
	7.3	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.4	0.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	15.5	13.0
Fidelity Strategic Real Return Fund	3.2	3.1
Fidelity Total Bond Fund	0.0	0.0 *
	18.7	16.1
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.4%
Domestic Equity Funds	46.6%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.7%

Six months ago
Commodity Funds	6.7%
Domestic Equity Funds	48.1%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.1%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	45.0%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.7%
Investment Grade Bond Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund	82,379,188	$ 1,085,757,692
Domestic Equity Funds - 46.6%
Fidelity Blue Chip Growth Fund	8,930,982	428,240,595
Fidelity Disciplined Equity Fund	50,057,104	1,201,871,070
Fidelity Growth Company Fund	11,880,492	1,069,719,499
Fidelity Series 100 Index Fund	88,954,366	818,380,164
Fidelity Series All-Sector Equity Fund	111,910,818	1,467,150,826
Fidelity Series Large Cap Value Fund	113,122,360	1,381,224,016
Fidelity Series Small Cap Opportunities Fund	20,023,546	236,077,607
Fidelity Small Cap Growth Fund	8,265,479	139,934,567
Fidelity Small Cap Value Fund	8,316,132	137,548,818
TOTAL DOMESTIC EQUITY FUNDS		6,880,147,162
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,428,160,133)		7,965,904,854
International Equity Funds - 19.6%

Developed International Equity Funds - 16.5%
Fidelity Diversified International Fund	12,419,816	386,380,468
Fidelity Overseas Fund	11,578,421	386,719,272
Fidelity Series International Growth Fund	66,768,870	768,509,690
Fidelity Series International Small Cap Fund	12,122,142	149,587,237
Fidelity Series International Value Fund	71,187,184	746,753,558
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,437,950,225

	Shares	Value
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund	23,717,204	$ 454,421,625
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,323,970,687)		2,892,371,850
Bond Funds - 26.4%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund	1,526,676	15,273,160
Fidelity Series High Income Fund	104,927,428	1,051,372,829
TOTAL HIGH YIELD BOND FUNDS		1,066,645,989
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund	5,366,174	58,062,008
Investment Grade Bond Funds - 18.7%
Fidelity Series Investment Grade Bond Fund	201,111,154	2,288,644,937
Fidelity Strategic Real Return Fund	47,509,362	471,292,870
TOTAL INVESTMENT GRADE BOND FUNDS		2,759,937,807
TOTAL BOND FUNDS (Cost $3,771,402,458)		3,884,645,804
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,523,533,278)	14,742,922,508
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,130,372
NET ASSETS - 100%	$ 14,745,052,880
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,876,479,920 of which $175,742,492, $833,827,340 and $866,910,088 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $12,523,533,278) - See accompanying schedule		$ 14,742,922,508
Cash		51
Receivable for investments sold		13,244,872
Receivable for fund shares sold		23,453,523
Distributions receivable from underlying funds		2,130,476
Other receivables		50,274
Total assets		14,781,801,704

Liabilities
Payable for investments purchased	$ 1,250
Payable for fund shares redeemed	36,697,297
Other payables and accrued expenses	50,277
Total liabilities		36,748,824

Net Assets		$ 14,745,052,880
Net Assets consist of:
Paid in capital		$ 14,384,316,857
Undistributed net investment income		28,091,722
Accumulated undistributed net realized gain (loss) on investments		(1,886,744,929)
Net unrealized appreciation (depreciation) on investments		2,219,389,230
Net Assets, for 1,024,152,286 shares outstanding		$ 14,745,052,880
Net Asset Value, offering price and redemption price per share ($14,745,052,880 ÷ 1,024,152,286 shares)		$ 14.40

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 230,242,762
Interest		1
Total income		230,242,763

Expenses
Independent trustees' compensation	$ 52,582
Total expenses before reductions	52,582
Expense reductions	(52,582)	-
Net investment income (loss)		230,242,763
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(532,212,762)
Capital gain distributions from underlying funds	290,162,060
Total net realized gain (loss)		(242,050,702)
Change in net unrealized appreciation (depreciation) on underlying funds		1,950,741,542
Net gain (loss)		1,708,690,840
Net increase (decrease) in net assets resulting from operations		$ 1,938,933,603

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 230,242,763	$ 262,653,257
Net realized gain (loss)	(242,050,702)	(790,026,782)
Change in net unrealized appreciation (depreciation)	1,950,741,542	5,268,821,959
Net increase (decrease) in net assets resulting from operations	1,938,933,603	4,741,448,434
Distributions to shareholders from net investment income	(235,186,693)	(265,989,973)
Distributions to shareholders from net realized gain	(135,098,225)	(116,585,700)
Total distributions	(370,284,918)	(382,575,673)
Share transactions Proceeds from sales of shares	3,918,719,285	3,811,353,981
Reinvestment of distributions	368,866,050	381,969,443
Cost of shares redeemed	(5,706,608,924)	(3,642,108,716)
Net increase (decrease) in net assets resulting from share transactions	(1,419,023,589)	551,214,708
Total increase (decrease) in net assets	149,625,096	4,910,087,469

Net Assets
Beginning of period	14,595,427,784	9,685,340,315
End of period (including undistributed net investment income of $28,091,722 and undistributed net investment income of $33,035,653, respectively)	$ 14,745,052,880	$ 14,595,427,784
Other Information Shares
Sold	297,230,167	330,014,978
Issued in reinvestment of distributions	27,686,969	31,482,504
Redeemed	(435,039,964)	(306,616,363)
Net increase (decrease)	(110,122,828)	54,881,119

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 8.97	$ 15.02	$ 16.36	$ 15.82
Income from Investment Operations
Net investment income (loss) B	.21	.23	.27	.28	.24
Net realized and unrealized gain (loss)	1.67	4.02	(5.46)	(.63)	1.21
Total from investment operations	1.88	4.25	(5.19)	(.35)	1.45
Distributions from net investment income	(.22)	(.24)	(.27)	(.27)	(.21)
Distributions from net realized gain	(.13)	(.11)	(.59)	(.72)	(.70)
Total distributions	(.35)	(.35) E	(.86)	(.99)	(.91)
Net asset value, end of period	$ 14.40	$ 12.87	$ 8.97	$ 15.02	$ 16.36
Total Return A	14.81%	47.57%	(36.25)%	(2.65)%	9.40%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	2.01%	2.29%	1.72%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,745,053	$ 14,595,428	$ 9,685,340	$ 13,446,741	$ 11,878,413
Portfolio turnover rate	44%	29%	23%	36%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	7.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	3.2
Fidelity Disciplined Equity Fund	9.1	9.3
Fidelity Equity-Income Fund	0.0	1.7
Fidelity Growth Company Fund	8.1	8.2
Fidelity Series 100 Index Fund	6.2	6.4
Fidelity Series All-Sector Equity Fund	11.1	10.5
Fidelity Series Large Cap Value Fund	10.5	10.1
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	52.2	53.3
Developed International Equity Funds
Fidelity Diversified International Fund	2.9	4.3
Fidelity Europe Fund	0.0	0.9
Fidelity Japan Fund	0.0	0.3
Fidelity Overseas Fund	2.9	4.3
Fidelity Series International Growth Fund	5.9	4.2
Fidelity Series International Small Cap Fund	1.1	0.8
Fidelity Series International Value Fund	5.7	4.1
	18.5	18.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	3.0
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	3.8
Fidelity High Income Fund	0.0	3.7
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.0	0.0
	7.1	7.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.2	7.8
Fidelity Strategic Real Return Fund	1.8	1.8
Fidelity Total Bond Fund	0.0	0.0*
	10.0	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.7%
Domestic Equity Funds	52.2%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	10.0%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	53.3%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.6%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund	45,515,447	$ 599,893,598
Domestic Equity Funds - 52.2%
Fidelity Blue Chip Growth Fund	4,671,587	224,002,600
Fidelity Disciplined Equity Fund	26,240,671	630,038,504
Fidelity Growth Company Fund	6,223,688	560,380,872
Fidelity Series 100 Index Fund	46,615,116	428,859,067
Fidelity Series All-Sector Equity Fund	58,635,447	768,710,713
Fidelity Series Large Cap Value Fund	59,248,158	723,420,012
Fidelity Series Small Cap Opportunities Fund	10,511,906	123,935,370
Fidelity Small Cap Growth Fund	4,330,992	73,323,695
Fidelity Small Cap Value Fund	4,357,892	72,079,536
TOTAL DOMESTIC EQUITY FUNDS		3,604,750,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,847,124,805)		4,204,643,967
International Equity Funds - 22.0%

Developed International Equity Funds - 18.5%
Fidelity Diversified International Fund	6,515,326	202,691,797
Fidelity Overseas Fund	6,073,939	202,869,559
Fidelity Series International Growth Fund	35,081,317	403,785,963
Fidelity Series International Small Cap Fund	6,369,440	78,598,891
Fidelity Series International Value Fund	37,403,902	392,366,936
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,280,313,146
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	12,462,051	238,772,894
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,473,380,756)		1,519,086,040
Bond Funds - 17.1%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	704,095	$ 7,043,902
Fidelity Series High Income Fund	48,427,791	485,246,461
TOTAL HIGH YIELD BOND FUNDS		492,290,363
Investment Grade Bond Funds - 10.0%
Fidelity Series Investment Grade Bond Fund	49,856,878	567,371,271
Fidelity Strategic Real Return Fund	12,589,470	124,887,538
TOTAL INVESTMENT GRADE BOND FUNDS		692,258,809
TOTAL BOND FUNDS (Cost $1,179,216,150)		1,184,549,172
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,499,721,711)	6,908,279,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	986,082
NET ASSETS - 100%	$ 6,909,265,261
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $26,359,649 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $6,499,721,711) - See accompanying schedule		$ 6,908,279,179
Receivable for investments sold		4,821,405
Receivable for fund shares sold		13,732,837
Distributions receivable from underlying funds		986,146
Total assets		6,927,819,567

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	61
Payable for fund shares redeemed	18,554,243
Total liabilities		18,554,306

Net Assets		$ 6,909,265,261
Net Assets consist of:
Paid in capital		$ 6,507,406,886
Undistributed net investment income		9,890,398
Accumulated undistributed net realized gain (loss) on investments		(16,589,491)
Net unrealized appreciation (depreciation) on investments		408,557,468
Net Assets, for 573,992,614 shares outstanding		$ 6,909,265,261
Net Asset Value, offering price and redemption price per share ($6,909,265,261 ÷ 573,992,614 shares)		$ 12.04

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 92,844,660

Expenses
Independent trustees' compensation	$ 22,807
Total expenses before reductions	22,807
Expense reductions	(22,807)	-
Net investment income (loss)		92,844,660
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	87,803,610
Capital gain distributions from underlying funds	132,658,028
Total net realized gain (loss)		220,461,638
Change in net unrealized appreciation (depreciation) on underlying funds		608,997,870
Net gain (loss)		829,459,508
Net increase (decrease) in net assets resulting from operations		$ 922,304,168

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 92,844,660	$ 99,093,044
Net realized gain (loss)	220,461,638	78,372,080
Change in net unrealized appreciation (depreciation)	608,997,870	1,711,374,473
Net increase (decrease) in net assets resulting from operations	922,304,168	1,888,839,597
Distributions to shareholders from net investment income	(95,007,185)	(97,268,213)
Distributions to shareholders from net realized gain	(54,001,681)	(51,556,134)
Total distributions	(149,008,866)	(148,824,347)
Share transactions Proceeds from sales of shares	2,214,999,798	2,084,364,224
Reinvestment of distributions	148,849,394	148,704,385
Cost of shares redeemed	(2,309,882,198)	(1,467,111,621)
Net increase (decrease) in net assets resulting from share transactions	53,966,994	765,956,988
Total increase (decrease) in net assets	827,262,296	2,505,972,238

Net Assets
Beginning of period	6,082,002,965	3,576,030,727
End of period (including undistributed net investment income of $9,890,398 and undistributed net investment income of $12,052,923, respectively)	$ 6,909,265,261	$ 6,082,002,965
Other Information Shares
Sold	203,159,612	218,713,922
Issued in reinvestment of distributions	13,424,060	14,708,985
Redeemed	(213,129,001)	(148,683,585)
Net increase (decrease)	3,454,671	84,739,322

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 7.36	$ 12.41	$ 13.48	$ 12.89
Income from Investment Operations
Net investment income (loss) B	.16	.18	.22	.23	.19
Net realized and unrealized gain (loss)	1.48	3.40	(4.63)	(.57)	1.01
Total from investment operations	1.64	3.58	(4.41)	(.34)	1.20
Distributions from net investment income	(.17)	(.18)	(.20)	(.21)	(.17)
Distributions from net realized gain	(.10)	(.10)	(.44)	(.52)	(.44)
Total distributions	(.26) F	(.28) E	(.64)	(.73)	(.61)
Net asset value, end of period	$ 12.04	$ 10.66	$ 7.36	$ 12.41	$ 13.48
Total Return A	15.63%	48.79%	(37.11)%	(3.00)%	9.51%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.49%	1.91%	2.24%	1.70%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,909,265	$ 6,082,003	$ 3,576,031	$ 3,914,977	$ 2,553,737
Portfolio turnover rate	47%	25%	20%	28%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.8	7.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.2
Fidelity Disciplined Equity Fund	9.2	9.5
Fidelity Equity-Income Fund	0.0	1.8
Fidelity Growth Company Fund	8.2	8.3
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series All-Sector Equity Fund	11.2	10.6
Fidelity Series Large Cap Value Fund	10.6	10.2
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	52.8	53.9
Developed International Equity Funds
Fidelity Diversified International Fund	3.0	4.4
Fidelity Europe Fund	0.0	0.9
Fidelity Japan Fund	0.0	0.3
Fidelity Overseas Fund	3.0	4.4
Fidelity Series International Growth Fund	5.9	4.2
Fidelity Series International Small Cap Fund	1.1	0.8
Fidelity Series International Value Fund	5.7	4.2
	18.7	19.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.5	3.0
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	4.3
Fidelity High Income Fund	0.0	4.4
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	7.9	0.0
	8.0	8.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	6.7	6.1
Fidelity Strategic Real Return Fund	1.5	1.4
Fidelity Total Bond Fund	0.0	0.0*
	8.2	7.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.8%
Domestic Equity Funds	52.8%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	53.9%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	7.5%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.8%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund	60,839,753	$ 801,867,948
Domestic Equity Funds - 52.8%
Fidelity Blue Chip Growth Fund	6,211,517	297,842,236
Fidelity Disciplined Equity Fund	34,834,310	836,371,788
Fidelity Growth Company Fund	8,260,116	743,740,875
Fidelity Series 100 Index Fund	61,855,960	569,074,832
Fidelity Series All-Sector Equity Fund	77,822,000	1,020,246,415
Fidelity Series Large Cap Value Fund	78,695,249	960,868,992
Fidelity Series Small Cap Opportunities Fund	13,966,376	164,663,578
Fidelity Small Cap Growth Fund	5,746,426	97,286,998
Fidelity Small Cap Value Fund	5,781,914	95,632,865
TOTAL DOMESTIC EQUITY FUNDS		4,785,728,579
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,576,822,379)		5,587,596,527
International Equity Funds - 22.2%

Developed International Equity Funds - 18.7%
Fidelity Diversified International Fund	8,652,208	269,170,186
Fidelity Overseas Fund	8,066,081	269,407,115
Fidelity Series International Growth Fund	46,526,745	535,522,833
Fidelity Series International Small Cap Fund	8,447,310	104,239,804
Fidelity Series International Value Fund	49,605,797	520,364,815
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,698,704,753
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund	16,527,414	316,665,261
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,649,244,813)		2,015,370,014
Bond Funds - 16.2%
	Shares	Value
High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund	1,038,055	$ 10,384,890
Fidelity Series High Income Fund	71,401,553	715,443,564
TOTAL HIGH YIELD BOND FUNDS		725,828,454
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund	53,170,045	605,075,116
Fidelity Strategic Real Return Fund	13,915,705	138,043,797
TOTAL INVESTMENT GRADE BOND FUNDS		743,118,913
TOTAL BOND FUNDS (Cost $1,439,526,744)		1,468,947,367
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,665,593,936)	9,071,913,908
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,449,657
NET ASSETS - 100%	$ 9,073,363,565
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $1,012,731,393 of which $90,976,931, $422,718,003 and $499,036,459 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $7,665,593,936) - See accompanying schedule		$ 9,071,913,908
Cash		36
Receivable for investments sold		3,646,352
Receivable for fund shares sold		17,609,952
Distributions receivable from underlying funds		1,449,672
Total assets		9,094,619,920

Liabilities
Payable for investments purchased	$ 2,460
Payable for fund shares redeemed	21,253,895
Total liabilities		21,256,355

Net Assets		$ 9,073,363,565
Net Assets consist of:
Paid in capital		$ 8,673,704,654
Undistributed net investment income		14,074,596
Accumulated undistributed net realized gain (loss) on investments		(1,020,735,657)
Net unrealized appreciation (depreciation) on investments		1,406,319,972
Net Assets, for 1,078,277,096 shares outstanding		$ 9,073,363,565
Net Asset Value, offering price and redemption price per share ($9,073,363,565 ÷ 1,078,277,096 shares)		$ 8.41

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 129,674,773
Interest		1
Total income		129,674,774

Expenses
Independent trustees' compensation	$ 31,468
Total expenses before reductions	31,468
Expense reductions	(31,468)	-
Net investment income (loss)		129,674,774
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(342,817,765)
Capital gain distributions from underlying funds	177,701,269
Total net realized gain (loss)		(165,116,496)
Change in net unrealized appreciation (depreciation) on underlying funds		1,289,117,362
Net gain (loss)		1,124,000,866
Net increase (decrease) in net assets resulting from operations		$ 1,253,675,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,674,774	$ 145,813,757
Net realized gain (loss)	(165,116,496)	(411,828,625)
Change in net unrealized appreciation (depreciation)	1,289,117,362	3,087,940,223
Net increase (decrease) in net assets resulting from operations	1,253,675,640	2,821,925,355
Distributions to shareholders from net investment income	(132,161,283)	(139,996,855)
Distributions to shareholders from net realized gain	(78,813,054)	(78,180,781)
Total distributions	(210,974,337)	(218,177,636)
Share transactions Proceeds from sales of shares	2,722,284,469	2,742,492,861
Reinvestment of distributions	210,095,122	217,751,292
Cost of shares redeemed	(3,524,227,863)	(2,277,784,584)
Net increase (decrease) in net assets resulting from share transactions	(591,848,272)	682,459,569
Total increase (decrease) in net assets	450,853,031	3,286,207,288

Net Assets
Beginning of period	8,622,510,534	5,336,303,246
End of period (including undistributed net investment income of $14,074,596 and undistributed net investment income of $16,561,105, respectively)	$ 9,073,363,565	$ 8,622,510,534
Other Information Shares
Sold	357,969,866	412,793,081
Issued in reinvestment of distributions	27,177,456	30,945,035
Redeemed	(464,241,368)	(333,242,094)
Net increase (decrease)	(79,094,046)	110,496,022

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.45	$ 5.10	$ 8.79	$ 9.68	$ 9.33
Income from Investment Operations
Net investment income (loss) B	.12	.13	.15	.16	.14
Net realized and unrealized gain (loss)	1.03	2.42	(3.35)	(.42)	.74
Total from investment operations	1.15	2.55	(3.20)	(.26)	.88
Distributions from net investment income	(.12)	(.13)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.07)	(.07)	(.34)	(.48)	(.40)
Total distributions	(.19)	(.20) E	(.49)	(.63)	(.53)
Net asset value, end of period	$ 8.41	$ 7.45	$ 5.10	$ 8.79	$ 9.68
Total Return A	15.66%	50.14%	(38.20)%	(3.29)%	9.68%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.94%	2.22%	1.66%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,073,364	$ 8,622,511	$ 5,336,303	$ 7,010,562	$ 5,894,929
Portfolio turnover rate	46%	27%	17%	37%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	7.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.3
Fidelity Disciplined Equity Fund	9.4	9.6
Fidelity Equity-Income Fund	0.0	1.8
Fidelity Growth Company Fund	8.4	8.5
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series All-Sector Equity Fund	11.5	10.8
Fidelity Series Large Cap Value Fund	10.8	10.4
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	53.8	54.8
Developed International Equity Funds
Fidelity Diversified International Fund	3.0	4.4
Fidelity Europe Fund	0.0	0.8
Fidelity Japan Fund	0.0	0.3
Fidelity Overseas Fund	3.0	4.4
Fidelity Series International Growth Fund	6.0	4.4
Fidelity Series International Small Cap Fund	1.2	0.8
Fidelity Series International Value Fund	5.9	4.3
	19.1	19.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.6	3.1
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	5.0
Fidelity High Income Fund	0.0	5.0
Fidelity Series Emerging Markets Debt Fund	0.2	0.0
Fidelity Series High Income Fund	9.2	0.0
	9.4	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.0	3.9
Fidelity Strategic Real Return Fund	0.9	0.9
Fidelity Total Bond Fund	0.0	0.0 *
	4.9	4.8
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	54.8%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.8%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	18,616,605	$ 245,366,849
Domestic Equity Funds - 53.8%
Fidelity Blue Chip Growth Fund	1,856,199	89,004,728
Fidelity Disciplined Equity Fund	10,406,581	249,862,006
Fidelity Growth Company Fund	2,469,929	222,392,367
Fidelity Series 100 Index Fund	18,507,563	170,269,578
Fidelity Series All-Sector Equity Fund	23,284,197	305,255,824
Fidelity Series Large Cap Value Fund	23,528,411	287,281,900
Fidelity Series Small Cap Opportunities Fund	4,167,149	49,130,682
Fidelity Small Cap Growth Fund	1,717,009	29,068,961
Fidelity Small Cap Value Fund	1,727,791	28,577,663
TOTAL DOMESTIC EQUITY FUNDS		1,430,843,709
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,349,677,520)		1,676,210,558
International Equity Funds - 22.7%

Developed International Equity Funds - 19.1%
Fidelity Diversified International Fund	2,580,967	80,293,881
Fidelity Overseas Fund	2,406,092	80,363,466
Fidelity Series International Growth Fund	13,961,149	160,692,828
Fidelity Series International Small Cap Fund	2,534,630	31,277,330
Fidelity Series International Value Fund	14,886,707	156,161,559
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		508,789,064

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund	4,959,439	$ 95,022,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $500,419,558)		603,811,912
Bond Funds - 14.3%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	354,559	3,547,051
Fidelity Series High Income Fund	24,492,023	245,410,067
TOTAL HIGH YIELD BOND FUNDS		248,957,118
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	9,436,127	107,383,120
Fidelity Strategic Real Return Fund	2,375,486	23,564,823
TOTAL INVESTMENT GRADE BOND FUNDS		130,947,943
TOTAL BOND FUNDS (Cost $373,593,746)		379,905,061
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,223,690,824)	2,659,927,531
NET OTHER ASSETS (LIABILITIES) - 0.0%	495,712
NET ASSETS - 100%	$ 2,660,423,243
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $63,832,084 of which $23,238,703, $38,679,503 and $1,913,878 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $2,223,690,824) - See accompanying schedule		$ 2,659,927,531
Cash		3
Receivable for investments sold		426,935
Receivable for fund shares sold		8,037,271
Distributions receivable from underlying funds		495,742
Total assets		2,668,887,482

Liabilities
Payable for investments purchased	$ 35
Payable for fund shares redeemed	8,464,204
Total liabilities		8,464,239

Net Assets		$ 2,660,423,243
Net Assets consist of:
Paid in capital		$ 2,291,448,499
Undistributed net investment income		3,895,884
Accumulated undistributed net realized gain (loss) on investments		(71,157,847)
Net unrealized appreciation (depreciation) on investments		436,236,707
Net Assets, for 266,617,863 shares outstanding		$ 2,660,423,243
Net Asset Value, offering price and redemption price per share ($2,660,423,243 ÷ 266,617,863 shares)		$ 9.98

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 34,940,099

Expenses
Independent trustees' compensation	$ 8,164
Total expenses before reductions	8,164
Expense reductions	(8,164)	-
Net investment income (loss)		34,940,099
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,006,365
Capital gain distributions from underlying funds	48,333,539
Total net realized gain (loss)		51,339,904
Change in net unrealized appreciation (depreciation) on underlying funds		271,040,620
Net gain (loss)		322,380,524
Net increase (decrease) in net assets resulting from operations		$ 357,320,623

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,940,099	$ 31,376,404
Net realized gain (loss)	51,339,904	(41,745,649)
Change in net unrealized appreciation (depreciation)	271,040,620	589,014,197
Net increase (decrease) in net assets resulting from operations	357,320,623	578,644,952
Distributions to shareholders from net investment income	(34,780,994)	(30,152,902)
Distributions to shareholders from net realized gain	(19,789,163)	(14,843,567)
Total distributions	(54,570,157)	(44,996,469)
Share transactions Proceeds from sales of shares	1,151,849,826	997,159,409
Reinvestment of distributions	54,543,239	44,980,767
Cost of shares redeemed	(919,863,496)	(451,584,379)
Net increase (decrease) in net assets resulting from share transactions	286,529,569	590,555,797
Total increase (decrease) in net assets	589,280,035	1,124,204,280

Net Assets
Beginning of period	2,071,143,208	946,938,928
End of period (including undistributed net investment income of $3,895,884 and undistributed net investment income of $3,736,779, respectively)	$ 2,660,423,243	$ 2,071,143,208
Other Information Shares
Sold	127,776,448	127,120,429
Issued in reinvestment of distributions	5,941,159	5,354,881
Redeemed	(102,201,250)	(55,444,602)
Net increase (decrease)	31,516,357	77,030,708

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.81	$ 5.99	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.16	.18	.18	.11
Net realized and unrealized gain (loss)	1.25	2.88	(4.00)	(.49)	1.01
Total from investment operations	1.39	3.04	(3.82)	(.31)	1.12
Distributions from net investment income	(.14)	(.15)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.08)	(.07)	(.28)	(.28)	(.09)
Total distributions	(.22)	(.22) H	(.43)	(.41)	(.16)
Net asset value, end of period	$ 9.98	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Total Return B, C	15.99%	50.86%	(38.60)%	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55%	1.97%	2.29%	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,660,423	$ 2,071,143	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	50%	24%	17%	17%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.8	8.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.5	3.5
Fidelity Disciplined Equity Fund	9.8	10.1
Fidelity Equity-Income Fund	0.0	1.9
Fidelity Growth Company Fund	8.7	8.8
Fidelity Series 100 Index Fund	6.7	6.8
Fidelity Series All-Sector Equity Fund	12.0	11.3
Fidelity Series Large Cap Value Fund	11.3	10.8
Fidelity Series Small Cap Opportunities Fund	1.9	1.8
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	56.1	57.2
Developed International Equity Funds
Fidelity Diversified International Fund	3.2	4.9
Fidelity Europe Fund	0.0	0.9
Fidelity Japan Fund	0.0	0.4
Fidelity Overseas Fund	3.2	4.8
Fidelity Series International Growth Fund	6.3	4.5
Fidelity Series International Small Cap Fund	1.2	0.8
Fidelity Series International Value Fund	6.1	4.4
	20.0	20.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.7	3.3
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0	5.0
Fidelity High Income Fund	0.0	5.0
Fidelity Series Emerging Markets Debt Fund	0.1	0.0
Fidelity Series High Income Fund	9.3	0.0
	9.4	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.9	0.4
Fidelity Strategic Real Return Fund	0.1	0.1
Fidelity Total Bond Fund	0.0	0.0 *
	1.0	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	57.2%
Developed International Equity Funds	20.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	9.7%
Domestic Equity Funds	55.0%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund	16,183,139	$ 213,293,769
Domestic Equity Funds - 56.1%
Fidelity Blue Chip Growth Fund	1,575,918	75,565,261
Fidelity Disciplined Equity Fund	8,834,519	212,116,808
Fidelity Growth Company Fund	2,098,361	188,936,423
Fidelity Series 100 Index Fund	15,705,724	144,492,657
Fidelity Series All-Sector Equity Fund	19,757,520	259,021,080
Fidelity Series Large Cap Value Fund	19,965,045	243,773,201
Fidelity Series Small Cap Opportunities Fund	3,545,621	41,802,867
Fidelity Small Cap Growth Fund	1,464,753	24,798,263
Fidelity Small Cap Value Fund	1,474,002	24,379,988
TOTAL DOMESTIC EQUITY FUNDS		1,214,886,548
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,171,000,116)		1,428,180,317
International Equity Funds - 23.7%

Developed International Equity Funds - 20.0%
Fidelity Diversified International Fund	2,185,941	68,004,633
Fidelity Overseas Fund	2,037,827	68,063,438
Fidelity Series International Growth Fund	11,853,392	136,432,539
Fidelity Series International Small Cap Fund	2,152,052	26,556,322
Fidelity Series International Value Fund	12,639,762	132,591,105
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		431,648,037

	Shares	Value
Emerging Markets Equity Funds - 3.7%
Fidelity Series Emerging Markets Fund	4,210,650	$ 80,676,061
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $423,401,369)		512,324,098
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	288,531	2,886,487
Fidelity Series High Income Fund	19,975,250	200,152,004
TOTAL HIGH YIELD BOND FUNDS		203,038,491
Investment Grade Bond Funds - 1.0%
Fidelity Series Investment Grade Bond Fund	1,733,464	19,726,822
Fidelity Strategic Real Return Fund	257,808	2,557,452
TOTAL INVESTMENT GRADE BOND FUNDS		22,284,274
TOTAL BOND FUNDS (Cost $224,514,009)		225,322,765
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,818,915,494)	2,165,827,180
NET OTHER ASSETS (LIABILITIES) - 0.0%	401,824
NET ASSETS - 100%	$ 2,166,229,004
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $87,094,271 of which $23,028,339, $42,396,294 and $21,669,638 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $1,818,915,494) - See accompanying schedule		$ 2,165,827,180
Receivable for investments sold		5,453
Receivable for fund shares sold		7,678,653
Distributions receivable from underlying funds		401,863
Total assets		2,173,913,149

Liabilities
Payable for investments purchased	$ 386,073
Payable for fund shares redeemed	7,298,072
Total liabilities		7,684,145

Net Assets		$ 2,166,229,004
Net Assets consist of:
Paid in capital		$ 1,909,739,460
Undistributed net investment income		2,782,849
Accumulated undistributed net realized gain (loss) on investments		(93,204,991)
Net unrealized appreciation (depreciation) on investments		346,911,686
Net Assets, for 219,348,907 shares outstanding		$ 2,166,229,004
Net Asset Value, offering price and redemption price per share ($2,166,229,004 ÷ 219,348,907 shares)		$ 9.88

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 26,755,611

Expenses
Independent trustees' compensation	$ 6,560
Total expenses before reductions	6,560
Expense reductions	(6,560)	-
Net investment income (loss)		26,755,611
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,262,730)
Capital gain distributions from underlying funds	38,992,337
Total net realized gain (loss)		23,729,607
Change in net unrealized appreciation (depreciation) on underlying funds		242,695,465
Net gain (loss)		266,425,072
Net increase (decrease) in net assets resulting from operations		$ 293,180,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,755,611	$ 23,880,863
Net realized gain (loss)	23,729,607	(43,375,923)
Change in net unrealized appreciation (depreciation)	242,695,465	498,333,061
Net increase (decrease) in net assets resulting from operations	293,180,683	478,838,001
Distributions to shareholders from net investment income	(26,915,933)	(22,281,807)
Distributions to shareholders from net realized gain	(15,184,852)	(12,878,641)
Total distributions	(42,100,785)	(35,160,448)
Share transactions Proceeds from sales of shares	1,047,228,772	893,918,327
Reinvestment of distributions	41,937,704	35,097,259
Cost of shares redeemed	(839,313,165)	(475,346,573)
Net increase (decrease) in net assets resulting from share transactions	249,853,311	453,669,013
Total increase (decrease) in net assets	500,933,209	897,346,566

Net Assets
Beginning of period	1,665,295,795	767,949,229
End of period (including undistributed net investment income of $2,782,849 and undistributed net investment income of $2,943,171, respectively)	$ 2,166,229,004	$ 1,665,295,795
Other Information Shares
Sold	117,681,524	115,703,679
Issued in reinvestment of distributions	4,638,261	4,238,923
Redeemed	(94,614,745)	(59,785,173)
Net increase (decrease)	27,705,040	60,157,429

Financial Highlights

Years ended March 31,	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 5.84	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.14	.17	.18	.11
Net realized and unrealized gain (loss)	1.27	2.92	(4.15)	(.53)	1.02
Total from investment operations	1.40	3.06	(3.98)	(.35)	1.13
Distributions from net investment income	(.13)	(.13)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.08)	(.08)	(.29)	(.25)	(.09)
Total distributions	(.21)	(.21) H	(.44)	(.37)	(.15)
Net asset value, end of period	$ 9.88	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Total Return B, C	16.29%	52.51%	(40.19)%	(3.53)%	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.47%	1.85%	2.13%	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,166,229	$ 1,665,296	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	51%	23%	20%	16%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 2,693,490,444	$ 190,655,735	$ (27,764,592)	$ 165,891,143
Freedom 2000	1,390,018,262	105,711,279	(13,906,614)	91,804,665
Freedom 2005	907,963,692	52,428,452	(28,083,938)	24,344,514
Freedom 2010	9,274,120,785	716,431,438	(290,213,259)	426,218,179
Freedom 2015	7,843,317,659	1,105,320,646	(98,189,558)	1,007,131,088
Freedom 2020	17,158,051,795	2,977,395,850	(214,608,824)	2,762,787,026
Freedom 2025	9,697,015,404	838,501,727	(376,988,023)	461,513,704
Freedom 2030	12,565,020,186	2,410,854,492	(232,952,170)	2,177,902,322
Freedom 2035	6,505,995,182	665,101,705	(262,817,708)	402,283,997
Freedom 2040	7,692,020,159	1,534,793,385	(154,899,636)	1,379,893,749
Freedom 2045	2,236,672,532	455,876,445	(32,621,446)	423,254,999
Freedom 2050	1,829,664,790	368,648,377	(32,485,987)	336,162,390

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Freedom Income	$ 4,470,175	$ (75,050,057)	$ 165,891,143
Freedom 2000	4,805,741	(56,041,166)	91,804,665
Freedom 2005	3,349,126	(55,536,041)	24,344,514
Freedom 2010	36,188,241	(572,433,574)	426,218,179
Freedom 2015	32,189,211	(855,522,994)	1,007,131,088
Freedom 2020	74,337,403	(2,245,475,993)	2,762,787,026
Freedom 2025	37,546,021	(70,645,658)	461,513,704
Freedom 2030	59,363,896	(1,876,479,920)	2,177,902,322
Freedom 2035	25,934,027	(26,359,649)	402,283,997
Freedom 2040	32,496,555	(1,012,731,393)	1,379,893,749
Freedom 2045	9,551,827	(63,832,084)	423,254,999
Freedom 2050	7,421,424	(87,094,271)	336,162,390

The tax character of distributions paid was as follows:

March 31, 2011
Ordinary Income
Freedom Income	$ 68,185,680
Freedom 2000	38,816,338
Freedom 2005	24,081,076
Freedom 2010	273,433,730
Freedom 2015	230,343,484
Freedom 2020	538,588,435
Freedom 2025	249,751,743
Freedom 2030	370,284,918
Freedom 2035	149,008,866
Freedom 2040	210,974,337
Freedom 2045	54,570,157
Freedom 2050	42,100,785

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2010
Ordinary Income
Freedom Income	$ 78,000,734
Freedom 2000	50,985,062
Freedom 2005	30,824,357
Freedom 2010	361,835,946
Freedom 2015	258,792,205
Freedom 2020	609,167,447
Freedom 2025	251,761,526
Freedom 2030	382,575,673
Freedom 2035	148,824,347
Freedom 2040	218,177,636
Freedom 2045	44,996,469
Freedom 2050	35,160,448

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	1,063,816,606	1,056,258,784
Freedom 2000	504,495,429	802,418,948
Freedom 2005	362,478,991	507,348,664
Freedom 2010	3,410,273,228	5,566,207,860
Freedom 2015	3,674,240,364	4,357,204,651
Freedom 2020	8,156,282,871	10,521,463,724
Freedom 2025	4,573,308,236	4,649,436,552
Freedom 2030	6,208,545,227	7,479,613,088
Freedom 2035	3,048,924,395	2,919,451,603
Freedom 2040	3,905,757,778	4,402,656,415
Freedom 2045	1,441,634,758	1,126,939,095
Freedom 2050	1,197,791,826	924,694,459

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Europe Fund, Fidelity Capital & Income Fund and Fidelity High Income Fund for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Series International Growth Fund, Fidelity Series International Value Fund and Fidelity Series High Income Fund. Realized gains and losses on redemptions of Fidelity Europe Fund, Fidelity Capital & Income Fund and Fidelity High Income Fund in connection with the reallocation are presented in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemptions of Fidelity Europe Fund, Fidelity Capital & Income Fund and Fidelity High Income Fund
Freedom Income	$ 143,015,433	$ 15,432,241
Freedom 2000	74,495,829	8,195,824
Freedom 2005	56,287,683	(268,981)
Freedom 2010	623,185,489	(12,420,528)
Freedom 2015	551,517,974	13,149,530
Freedom 2020	1,613,041,505	134,952,742
Freedom 2025	891,499,542	(11,816,609)
Freedom 2030	1,348,700,778	61,052,060
Freedom 2035	612,288,799	(12,651,202)
Freedom 2040	900,552,430	45,866,950
Freedom 2045	287,998,369	39,211,477
Freedom 2050	239,497,106	25,688,420

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Freedom Income	$ 10,320
Freedom 2000	5,890
Freedom 2005	3,549
Freedom 2010	38,066
Freedom 2015	32,152
Freedom 2020	72,931
Freedom 2025	34,526
Freedom 2030	52,582
Freedom 2035	22,807
Freedom 2040	31,468
Freedom 2045	8,164
Freedom 2050	6,560

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Annual Report

6. Other - continued

Fund	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity Fund	-	-	12%	11%
Fidelity Series 100 Index Fund	-	-	14%	13%
Fidelity Series All-Sector Equity Fund	-	-	14%	13%
Fidelity Series Commodity Strategy Fund	-	-	13%	13%
Fidelity Series Emerging Markets Debt Fund	-	-	15%	12%
Fidelity Series Emerging Markets Fund	-	-	14%	13%
Fidelity Series High Income Fund	-	-	15%	12%
Fidelity Series Inflation-Protected Bond Index Fund	16%	13%	23%	-
Fidelity Series International Growth Fund	-	-	14%	13%
Fidelity Series International Small Cap Fund	-	-	14%	13%
Fidelity Series International Value Fund	-	-	14%	13%
Fidelity Series Investment Grade Bond Fund	10%	-	19%	11%
Fidelity Series Large Cap Value Fund	-	-	14%	13%
Fidelity Small Cap Opportunities Fund	-	-	13%	12%
Fidelity Strategic Real Return Fund	-	-	13%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	57%
Fidelity Overseas Fund	37%
Fidelity Series 100 Index Fund	68%
Fidelity Series All-Sector Equity Fund	68%
Fidelity Series Commodity Strategy Fund	66%
Fidelity Series Emerging Markets Debt Fund	68%
Fidelity Series Emerging Markets Fund	68%
Fidelity Series High Income Fund	68%
Fidelity Series Inflation-Protected Bond Index Fund	68%
Fidelity Series International Growth Fund	68%
Fidelity Series International Small Cap Fund	68%
Fidelity Series International Value Fund	68%
Fidelity Series Investment Grade Bond Fund	68%
Fidelity Series Large Cap Value Fund	68%
Fidelity Short-Term Bond Fund	24%
Fidelity Small Cap Growth Fund	40%
Fidelity Small Cap Opportunities Fund	64%
Fidelity Small Cap Value Fund	27%
Fidelity Strategic Real Return Fund	46%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Fund's performance. If the interests of a Fidelity Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	05/09/11	05/06/11	$0.015	$0.005
Fidelity Freedom 2000 Fund	05/09/11	05/06/11	$0.035	$0.006
Fidelity Freedom 2005 Fund	05/09/11	05/06/11	$0.028	$0.013
Fidelity Freedom 2010 Fund	05/09/11	05/06/11	$0.033	$0.021
Fidelity Freedom 2015 Fund	05/12/11	05/11/11	$0.028	$0.016
Fidelity Freedom 2020 Fund	05/12/11	05/11/11	$0.034	$0.021
Fidelity Freedom 2025 Fund	05/09/11	05/06/11	$0.025	$0.021
Fidelity Freedom 2030 Fund	05/09/11	05/06/11	$0.028	$0.031
Fidelity Freedom 2035 Fund	05/12/11	05/11/11	$0.018	$0.028
Fidelity Freedom 2040 Fund	05/09/11	05/06/11	$0.015	$0.017
Fidelity Freedom 2045 Fund	05/12/11	05/11/11	$0.015	$0.022
Fidelity Freedom 2050 Fund	05/12/11	05/11/11	$0.013	$0.022

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	12.31%
Fidelity Freedom 2000 Fund	12.16%
Fidelity Freedom 2005 Fund	9.29%
Fidelity Freedom 2010 Fund	8.95%
Fidelity Freedom 2015 Fund	8.63%
Fidelity Freedom 2020 Fund	6.89%
Fidelity Freedom 2025 Fund	5.43%
Fidelity Freedom 2030 Fund	4.53%
Fidelity Freedom 2035 Fund	3.03%
Fidelity Freedom 2040 Fund	2.57%
Fidelity Freedom 2045 Fund	1.91%
Fidelity Freedom 2050 Fund	1.03%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2010 June 2010 July 2010 August 2010 September 2010 October 2010 November 2010 December 2010 February 2011 March 2011	1% 7% 7% 7% 7% 7% 7% 7% 1% 1%

Fidelity Freedom 2000 Fund
May 2010 December 2010	2% 8%
Fidelity Freedom 2005 Fund
May 2010 December 2010	3% 15%
Fidelity Freedom 2010 Fund
May 2010 December 2010	3% 16%
Fidelity Freedom 2015 Fund
May 2010 December 2010	3% 17%
Fidelity Freedom 2020 Fund
May 2010 December 2010	4% 20%
Fidelity Freedom 2025 Fund
May 2010 December 2010	4% 23%
Fidelity Freedom 2030 Fund
May 2010 December 2010	5% 25%
Fidelity Freedom 2035 Fund
May 2010 December 2010	6% 30%
Fidelity Freedom 2040 Fund
May 2010 December 2010	6% 29%
Fidelity Freedom 2045 Fund
May 2010 December 2010	5% 31%
Fidelity Freedom 2050 Fund
May 2010 December 2010	7% 33%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2010 June 2010 July 2010 August 2010 September 2010 October 2010 November 2010 December 2010 February 2011 March 2011	2% 12% 12% 12% 12% 12% 12% 12% 2% 2%

Fidelity Freedom 2000 Fund
May 2010 December 2010	3% 12%
Fidelity Freedom 2005 Fund
May 2010 December 2010	4% 23%
Fidelity Freedom 2010 Fund
May 2010 December 2010	3% 25%
Fidelity Freedom 2015 Fund
May 2010 December 2010	4% 26%
Fidelity Freedom 2020 Fund
May 2010 December 2010	5% 30%
Fidelity Freedom 2025 Fund
May 2010 December 2010	6% 34%
Fidelity Freedom 2030 Fund
May 2010 December 2010	6% 38%
Fidelity Freedom 2035 Fund
May 2010 December 2010	8% 45%
Fidelity Freedom 2040 Fund
May 2010 December 2010	8% 44%
Fidelity Freedom 2045 Fund
May 2010 December 2010	6% 46%
Fidelity Freedom 2050 Fund
May 2010 December 2010	9% 50%

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-UANNPRO-0511
1.814503.106

Fidelity FreedomSM Index Funds - Class W
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050
(Formerly Fidelity FreedomSM Index Funds - Class K
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050)

Annual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How each fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom Index Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Freedom Index Income Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index Income Fund - Class W	5.89%	6.41%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index Income Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2000 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2000 Fund - Class W	6.00%	6.65%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2000 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2005 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2005 Fund - Class W	9.72%	11.19%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2005 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2010 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2010 Fund - Class W	11.08%	12.60%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2010 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2015 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2015 Fund - Class W	11.29%	12.88%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2015 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2020 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2020 Fund - Class W	12.67%	14.88%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2020 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2025 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2025 Fund - Class W	14.03%	16.34%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2025 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2030 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2030 Fund - Class W	14.27%	17.11%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2030 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2035 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2035 Fund - Class W	15.46%	18.35%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2035 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2040 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2040 Fund - Class W	15.59%	18.59%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2040 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2045 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2045 Fund - Class W	15.91%	18.87%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2045 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2050 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom Index 2050 Fund - Class W	16.19%	19.43%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2050 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar. In the fixed-income area, investor appetite for higher-risk investments yielded solid returns. The BofA Merrill LynchSM US High Yield Constrained Index rose 14.14%, outpacing the 5.12% gain in the Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade debt universe, which was held back by the weak returns of government securities.

Comments from Jonathan Shelon and Andrew Dierdorf, Co-Portfolio Managers of Fidelity FreedomSM Index Funds: Each of the Freedom Index Funds' Class W shares delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than the Funds with larger allocations to the investment-grade debt and short-term debt asset classes. In terms of absolute results, the equity asset classes - which includes U.S. equities, non-U.S. equities and commodities - drove performance, with the longer-dated Funds delivering the largest gains for the 12 months ending March 31, 2011. Representing the broad U.S. equity market, the Funds' underlying holding, Spartan® Total Market Index Fund Class F, gained 17.63%. Each of the fund's 10 sectors ended the period well into positive territory, with five sectors turning in results greater than 22%. Energy led the way with a roughly 41% increase. Within commodities, Fidelity® Series Commodity Strategy Fund Class F provided a return of 27.87% during the period, boosted by rising prices for agriculture and precious metals worldwide. Meanwhile, in the non-U.S. equity class, Fidelity® Series Global Ex U.S. Index Fund, which invests in both developed and emerging-markets equities, rose 12.65%. Much of this gain was driven in large part by growth in emerging markets during the second half of the period. Turning to bonds, both investment-grade debt and short-term debt delivered strong results during the first half of the period. However, as interest rates moved higher in the second half, bonds struggled. Despite this challenging environment, these asset categories posted solid results for the one-year period. Fidelity U.S. Bond Index Fund Class F, which is the Funds' investment-grade debt holding, increased 5.08%. For the same time period, Fidelity Series Inflation-Protected Bond Index Fund Class F, which represents the Funds' Treasury Inflation-Protected Securities (TIPS) investment, returned 6.67%. Turning to the Funds' short-term debt category, Fidelity Institutional Money Market Portfolio Class F gained a modest 0.27%.

Note to shareholders: Effective December 1, 2010, Fidelity Freedom Index Funds - Class K was renamed Fidelity Freedom Index Funds - Class W. The features and policies of the class have not changed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Freedom Index Income Fund	.06%
Actual		$ 1,000.00	$ 1,032.20	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2000 Fund	.06%
Actual		$ 1,000.00	$ 1,034.30	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2005 Fund	.06%
Actual		$ 1,000.00	$ 1,069.30	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2010 Fund	.06%
Actual		$ 1,000.00	$ 1,080.30	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2015 Fund	.06%
Actual		$ 1,000.00	$ 1,082.40	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2020 Fund	.06%
Actual		$ 1,000.00	$ 1,098.60	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2025 Fund	.06%
Actual		$ 1,000.00	$ 1,112.40	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2030 Fund	.06%
Actual		$ 1,000.00	$ 1,119.90	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Freedom Index 2035 Fund	.06%
Actual		$ 1,000.00	$ 1,134.30	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,137.30	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom Index 2045 Fund	.06%
Actual		$ 1,000.00	$ 1,140.30	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Fidelity Freedom Index 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,147.00	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	13.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.4	4.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	28.0	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	13.3%
Developed International Equity Funds	4.6%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index Income Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	59,354	$ 784,064
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	125,207	4,849,262
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,032,663)		5,633,326
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $1,920,017)	178,223	2,076,297
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	427,706	4,627,775

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity U.S. Bond Index Fund Class F	957,044	$ 10,795,461
TOTAL BOND FUNDS (Cost $15,278,051)		15,423,236
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $15,409,849)	15,409,849	15,409,849
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $37,640,580)		38,542,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,571)
NET ASSETS - 100%		$ 38,540,137
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $37,640,580) - See accompanying schedule		$ 38,542,708
Cash		7
Receivable for investments sold		81,452
Receivable for fund shares sold		12,524
Receivable from affiliate for expense reductions		2,322
Total assets		38,639,013

Liabilities
Payable for investments purchased	$ 18,578
Payable for fund shares redeemed	75,399
Other affiliated payables	4,899
Total liabilities		98,876

Net Assets		$ 38,540,137
Net Assets consist of:
Paid in capital		$ 37,615,824
Undistributed net investment income		38,777
Accumulated undistributed net realized gain (loss) on investments		(16,592)
Net unrealized appreciation (depreciation) on investments		902,128
Net Assets, for 3,587,214 shares outstanding		$ 38,540,137
Net Asset Value, offering price and redemption price per share ($38,540,137 ÷ 3,587,214 shares)		$ 10.74

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 244,519

Expenses
Transfer agent fees	$ 15,032
Independent trustees' compensation	57
Total expenses before reductions	15,089
Expense reductions	(4,870)	10,219
Net investment income (loss)		234,300
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,735)
Capital gain distributions from underlying funds	65,404
Total net realized gain (loss)		45,669
Change in net unrealized appreciation (depreciation) on investment securities		865,945
Net gain (loss)		911,614
Net increase (decrease) in net assets resulting from operations		$ 1,145,914

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 234,300	$ 17,172
Net realized gain (loss)	45,669	2,305
Change in net unrealized appreciation (depreciation)	865,945	36,183
Net increase (decrease) in net assets resulting from operations	1,145,914	55,660
Distributions to shareholders from net investment income	(204,482)	(7,568)
Distributions to shareholders from net realized gain	(65,112)	(100)
Total distributions	(269,594)	(7,668)
Share transactions Proceeds from sales of shares	38,200,684	6,763,552
Reinvestment of distributions	269,594	7,668
Cost of shares redeemed	(7,207,743)	(417,930)
Net increase (decrease) in net assets resulting from share transactions	31,262,535	6,353,290
Total increase (decrease) in net assets	32,138,855	6,401,282

Net Assets
Beginning of period	6,401,282	-
End of period (including undistributed net investment income of $38,777 and undistributed net investment income of $9,604, respectively)	$ 38,540,137	$ 6,401,282
Other Information Shares
Sold	3,618,341	661,779
Issued in reinvestment of distributions	25,573	753
Redeemed	(678,574)	(40,658)
Net increase (decrease)	2,965,340	621,874

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.06
Net realized and unrealized gain (loss)	.47	.30
Total from investment operations	.60	.36
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.15)	(.07) H
Net asset value, end of period	$ 10.74	$ 10.29
Total Return B,C	5.89%	3.62%
Ratios to Average Net Assets F,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.06%	.04% A
Expenses net of all reductions	.06%	.04% A
Net investment income (loss)	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,540	$ 6,401
Portfolio turnover rate	36%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.2	2.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	13.0	14.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.6	4.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.7	11.5
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	27.6	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	39.9	39.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.2%
Domestic Equity Funds	13.0%
Developed International Equity Funds	5.6%
Inflation-Protected Bond Funds	11.7%
Investment Grade Bond Funds	27.6%
Short-Term Funds	39.9%

Six months ago
Commodity Funds	2.3%
Domestic Equity Funds	14.0%
Developed International Equity Funds	4.9%
Inflation-Protected Bond Funds	11.5%
Investment Grade Bond Funds	27.4%
Short-Term Funds	39.9%

Expected
Commodity Funds	2.1%
Domestic Equity Funds	12.7%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	27.9%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2000 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund Class F	43,586	$ 575,766
Domestic Equity Funds - 13.0%
Fidelity Spartan Total Market Index Fund Class F	85,634	3,316,589
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,453,066)		3,892,355
International Equity Funds - 5.6%

Developed International Equity Funds - 5.6%
Fidelity Series Global ex U.S. Index Fund (Cost $1,302,120)	121,924	1,420,419
Bond Funds - 39.3%

Inflation-Protected Bond Funds - 11.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	277,778	3,005,561

	Shares	Value
Investment Grade Bond Funds - 27.6%
Fidelity U.S. Bond Index Fund Class F	626,219	$ 7,063,753
TOTAL BOND FUNDS (Cost $9,984,331)		10,069,314
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $10,225,776)	10,225,776	10,225,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $24,965,293)		25,607,864
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,561)
NET ASSETS - 100%		$ 25,606,303
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $24,965,293) - See accompanying schedule		$ 25,607,864
Cash		2
Receivable for investments sold		75,724
Receivable for fund shares sold		15,827
Receivable from affiliate for expense reductions		1,456
Total assets		25,700,873

Liabilities
Payable for investments purchased	$ 6,865
Payable for fund shares redeemed	84,685
Other affiliated payables	3,020
Total liabilities		94,570

Net Assets		$ 25,606,303
Net Assets consist of:
Paid in capital		$ 24,902,135
Undistributed net investment income		44,469
Accumulated undistributed net realized gain (loss) on investments		17,128
Net unrealized appreciation (depreciation) on investments		642,571
Net Assets, for 2,372,143 shares outstanding		$ 25,606,303
Net Asset Value, offering price and redemption price per share ($25,606,303 ÷ 2,372,143 shares)		$ 10.79

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 173,399

Expenses
Transfer agent fees	$ 10,230
Independent trustees' compensation	43
Total expenses before reductions	10,273
Expense reductions	(3,473)	6,800
Net investment income (loss)		166,599
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,363
Capital gain distributions from underlying funds	47,800
Total net realized gain (loss)		69,163
Change in net unrealized appreciation (depreciation) on investment securities		599,095
Net gain (loss)		668,258
Net increase (decrease) in net assets resulting from operations		$ 834,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,599	$ 18,234
Net realized gain (loss)	69,163	3,463
Change in net unrealized appreciation (depreciation)	599,095	43,476
Net increase (decrease) in net assets resulting from operations	834,857	65,173
Distributions to shareholders from net investment income	(139,164)	(1,200)
Distributions to shareholders from net realized gain	(55,398)	(100)
Total distributions	(194,562)	(1,300)
Share transactions Proceeds from sales of shares	21,935,698	7,585,006
Reinvestment of distributions	194,562	1,300
Cost of shares redeemed	(4,005,270)	(809,161)
Net increase (decrease) in net assets resulting from share transactions	18,124,990	6,777,145
Total increase (decrease) in net assets	18,765,285	6,841,018

Net Assets
Beginning of period	6,841,018	-
End of period (including undistributed net investment income of $44,469 and undistributed net investment income of $17,034, respectively)	$ 25,606,303	$ 6,841,018
Other Information Shares
Sold	2,067,654	741,203
Issued in reinvestment of distributions	18,385	128
Redeemed	(376,575)	(78,652)
Net increase (decrease)	1,709,464	662,679

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.05
Net realized and unrealized gain (loss)	.49	.34
Total from investment operations	.62	.39
Distributions from net investment income	(.11)	(.06)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.15)	(.07)
Net asset value, end of period	$ 10.79	$ 10.32
Total Return B,C	6.00%	3.86%
Ratios to Average Net Assets F,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.05%	.04% A
Expenses net of all reductions	.05%	.04% A
Net investment income (loss)	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,606	$ 6,841
Portfolio turnover rate	33%	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.6	4.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	25.7	27.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.0	10.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.0	10.1
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	25.9	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	22.8	20.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.6%
Domestic Equity Funds	25.7%
Developed International Equity Funds	11.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	25.9%
Short-Term Funds	22.8%

Six months ago
Commodity Funds	4.7%
Domestic Equity Funds	27.3%
Developed International Equity Funds	10.7%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	26.4%
Short-Term Funds	20.8%

Expected
Commodity Funds	4.4%
Domestic Equity Funds	24.7%
Developed International Equity Funds	10.6%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	25.5%
Short-Term Funds	24.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2005 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Commodity Funds - 4.6%
Fidelity Series Commodity Strategy Fund Class F	82,002	$ 1,083,241
Domestic Equity Funds - 25.7%
Fidelity Spartan Total Market Index Fund Class F	155,424	6,019,572
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,587,317)		7,102,813
International Equity Funds - 11.0%

Developed International Equity Funds - 11.0%
Fidelity Series Global ex U.S. Index Fund (Cost $2,459,493)	221,148	2,576,376
Bond Funds - 35.9%

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	216,699	2,344,681

	Shares	Value
Investment Grade Bond Funds - 25.9%
Fidelity U.S. Bond Index Fund Class F	538,555	$ 6,074,898
TOTAL BOND FUNDS (Cost $8,371,766)		8,419,579
Short-Term Funds - 22.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $5,362,051)	5,362,051	5,362,051
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $22,780,627)		23,460,819
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,424)
NET ASSETS - 100%		$ 23,459,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $22,780,627) - See accompanying schedule		$ 23,460,819
Cash		1
Receivable for investments sold		111,635
Receivable for fund shares sold		19,011
Receivable from affiliate for expense reductions		1,533
Total assets		23,592,999

Liabilities
Payable for investments purchased	$ 112,966
Payable for fund shares redeemed	17,680
Other affiliated payables	2,958
Total liabilities		133,604

Net Assets		$ 23,459,395
Net Assets consist of:
Paid in capital		$ 22,763,230
Undistributed net investment income		31,776
Accumulated undistributed net realized gain (loss) on investments		(15,803)
Net unrealized appreciation (depreciation) on investments		680,192
Net Assets, for 2,051,503 shares outstanding		$ 23,459,395
Net Asset Value, offering price and redemption price per share ($23,459,395 ÷ 2,051,503 shares)		$ 11.44

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 111,762

Expenses
Transfer agent fees	$ 6,845
Independent trustees' compensation	21
Total expenses before reductions	6,866
Expense reductions	(2,513)	4,353
Net investment income (loss)		107,409
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,323)
Capital gain distributions from underlying funds	27,020
Total net realized gain (loss)		14,697
Change in net unrealized appreciation (depreciation) on investment securities		650,919
Net gain (loss)		665,616
Net increase (decrease) in net assets resulting from operations		$ 773,025

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 107,409	$ 6,551
Net realized gain (loss)	14,697	822
Change in net unrealized appreciation (depreciation)	650,919	29,273
Net increase (decrease) in net assets resulting from operations	773,025	36,646
Distributions to shareholders from net investment income	(79,955)	(1,600)
Distributions to shareholders from net realized gain	(31,830)	(120)
Total distributions	(111,785)	(1,720)
Share transactions Proceeds from sales of shares	24,413,515	2,208,240
Reinvestment of distributions	111,785	1,720
Cost of shares redeemed	(3,894,535)	(77,496)
Net increase (decrease) in net assets resulting from share transactions	20,630,765	2,132,464
Total increase (decrease) in net assets	21,292,005	2,167,390

Net Assets
Beginning of period	2,167,390	-
End of period (including undistributed net investment income of $31,776 and undistributed net investment income of $4,951, respectively)	$ 23,459,395	$ 2,167,390
Other Information Shares
Sold	2,190,189	211,842
Issued in reinvestment of distributions	10,088	166
Redeemed	(353,390)	(7,392)
Net increase (decrease)	1,846,887	204,616

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.06
Net realized and unrealized gain (loss)	.86	.62
Total from investment operations	1.02	.68
Distributions from net investment income	(.12)	(.08)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.17)	(.09)
Net asset value, end of period	$ 11.44	$ 10.59
Total Return B,C	9.72%	6.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.09%	.05% A
Expenses net of fee waivers, if any	.06%	.03% A
Expenses net of all reductions	.06%	.03% A
Net investment income (loss)	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,459	$ 2,167
Portfolio turnover rate	53%	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.5	5.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	30.8	31.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.2	12.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6	10.6
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	29.2	29.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.7	10.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	13.2%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.2%
Short-Term Funds	10.7%

Six months ago
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	12.7%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.4%
Short-Term Funds	10.5%

Expected
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	13.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.1%
Short-Term Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2010 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	604,179	$ 7,981,210
Domestic Equity Funds - 30.8%
Fidelity Spartan Total Market Index Fund Class F	1,146,584	44,407,210
TOTAL DOMESTIC EQUITY FUNDS (Cost $46,131,993)		52,388,420
International Equity Funds - 13.2%

Developed International Equity Funds - 13.2%
Fidelity Series Global ex U.S. Index Fund (Cost $17,440,166)	1,631,731	19,009,666
Bond Funds - 39.8%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,415,301	15,313,559

	Shares	Value
Investment Grade Bond Funds - 29.2%
Fidelity U.S. Bond Index Fund Class F	3,733,955	$ 42,119,007
TOTAL BOND FUNDS (Cost $57,224,393)		57,432,566
Short-Term Funds - 10.7%

Fidelity Institutional Money Market Portfolio Class F (Cost $15,456,281)	15,456,281	15,456,281
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $136,252,833)		144,286,933
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,898)
NET ASSETS - 100%		$ 144,278,035
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $136,252,833) - See accompanying schedule		$ 144,286,933
Cash		2
Receivable for investments sold		287,576
Receivable for fund shares sold		131,989
Receivable from affiliate for expense reductions		9,144
Total assets		144,715,644

Liabilities
Payable for investments purchased	$ 286,649
Payable for fund shares redeemed	132,916
Other affiliated payables	18,044
Total liabilities		437,609

Net Assets		$ 144,278,035
Net Assets consist of:
Paid in capital		$ 135,907,652
Undistributed net investment income		266,643
Accumulated undistributed net realized gain (loss) on investments		69,640
Net unrealized appreciation (depreciation) on investments		8,034,100
Net Assets, for 12,386,881 shares outstanding		$ 144,278,035
Net Asset Value, offering price and redemption price per share ($144,278,035 ÷ 12,386,881 shares)		$ 11.65

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,261,923

Expenses
Transfer agent fees	$ 58,087
Independent trustees' compensation	226
Total expenses before reductions	58,313
Expense reductions	(21,881)	36,432
Net investment income (loss)		1,225,491
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	51,731
Capital gain distributions from underlying funds	338,256
Total net realized gain (loss)		389,987
Change in net unrealized appreciation (depreciation) on investment securities		7,856,652
Net gain (loss)		8,246,639
Net increase (decrease) in net assets resulting from operations		$ 9,472,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,225,491	$ 48,380
Net realized gain (loss)	389,987	1,214
Change in net unrealized appreciation (depreciation)	7,856,652	177,448
Net increase (decrease) in net assets resulting from operations	9,472,130	227,042
Distributions to shareholders from net investment income	(1,005,427)	(1,800)
Distributions to shareholders from net realized gain	(321,461)	(100)
Total distributions	(1,326,888)	(1,900)
Share transactions Proceeds from sales of shares	143,362,564	20,673,381
Reinvestment of distributions	1,326,888	1,900
Cost of shares redeemed	(28,329,682)	(1,127,400)
Net increase (decrease) in net assets resulting from share transactions	116,359,770	19,547,881
Total increase (decrease) in net assets	124,505,012	19,773,023

Net Assets
Beginning of period	19,773,023	-
End of period (including undistributed net investment income of $266,643 and undistributed net investment income of $46,580, respectively)	$ 144,278,035	$ 19,773,023
Other Information Shares
Sold	12,937,611	1,965,113
Issued in reinvestment of distributions	117,994	182
Redeemed	(2,526,033)	(107,986)
Net increase (decrease)	10,529,572	1,857,309

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.05
Net realized and unrealized gain (loss)	.98	.70
Total from investment operations	1.17	.75
Distributions from net investment income	(.13)	(.09)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.17)	(.10)
Net asset value, end of period	$ 11.65	$ 10.65
Total Return B,C	11.08%	7.47%
Ratios to Average Net Assets F,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.05%	.03% A
Expenses net of all reductions	.05%	.03% A
Net investment income (loss)	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,278	$ 19,773
Portfolio turnover rate	36%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.7	5.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	31.6	32.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.5	13.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.0	9.8
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	29.7	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.5	9.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.7%
Domestic Equity Funds	31.6%
Developed International Equity Funds	13.5%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	29.7%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	32.3%
Developed International Equity Funds	13.1%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	29.9%
Short-Term Funds	9.3%

Expected
Commodity Funds	5.6%
Domestic Equity Funds	31.4%
Developed International Equity Funds	13.5%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	29.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2015 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	947,359	$ 12,514,611
Domestic Equity Funds - 31.6%
Fidelity Spartan Total Market Index Fund Class F	1,798,791	69,667,180
TOTAL DOMESTIC EQUITY FUNDS (Cost $73,621,718)		82,181,791
International Equity Funds - 13.5%

Developed International Equity Funds - 13.5%
Fidelity Series Global ex U.S. Index Fund (Cost $27,901,495)	2,558,565	29,807,278
Bond Funds - 39.7%

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,030,964	21,975,026

	Shares	Value
Investment Grade Bond Funds - 29.7%
Fidelity U.S. Bond Index Fund Class F	5,813,357	$ 65,574,670
TOTAL BOND FUNDS (Cost $87,612,481)		87,549,696
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Class F (Cost $21,026,636)	21,026,636	21,026,636
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $210,162,330)		220,565,401
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,381)
NET ASSETS - 100%		$ 220,552,020
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $210,162,330) - See accompanying schedule		$ 220,565,401
Cash		1
Receivable for investments sold		569,170
Receivable for fund shares sold		216,352
Receivable from affiliate for expense reductions		13,858
Total assets		221,364,782

Liabilities
Payable for investments purchased	$ 392,522
Payable for fund shares redeemed	392,999
Other affiliated payables	27,241
Total liabilities		812,762

Net Assets		$ 220,552,020
Net Assets consist of:
Paid in capital		$ 209,820,354
Undistributed net investment income		383,957
Accumulated undistributed net realized gain (loss) on investments		(55,362)
Net unrealized appreciation (depreciation) on investments		10,403,071
Net Assets, for 18,828,644 shares outstanding		$ 220,552,020
Net Asset Value, offering price and redemption price per share ($220,552,020 ÷ 18,828,644 shares)		$ 11.71

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,612,642

Expenses
Transfer agent fees	$ 75,783
Independent trustees' compensation	252
Total expenses before reductions	76,035
Expense reductions	(26,471)	49,564
Net investment income (loss)		1,563,078
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(96,692)
Capital gain distributions from underlying funds	409,067
Total net realized gain (loss)		312,375
Change in net unrealized appreciation (depreciation) on investment securities		10,242,933
Net gain (loss)		10,555,308
Net increase (decrease) in net assets resulting from operations		$ 12,118,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,563,078	$ 36,639
Net realized gain (loss)	312,375	(51)
Change in net unrealized appreciation (depreciation)	10,242,933	160,138
Net increase (decrease) in net assets resulting from operations	12,118,386	196,726
Distributions to shareholders from net investment income	(1,213,960)	(1,800)
Distributions to shareholders from net realized gain	(367,586)	(100)
Total distributions	(1,581,546)	(1,900)
Share transactions Proceeds from sales of shares	211,007,317	15,098,409
Reinvestment of distributions	1,581,546	1,900
Cost of shares redeemed	(16,474,672)	(1,394,146)
Net increase (decrease) in net assets resulting from share transactions	196,114,191	13,706,163
Total increase (decrease) in net assets	206,651,031	13,900,989

Net Assets
Beginning of period	13,900,989	-
End of period (including undistributed net investment income of $383,957 and undistributed net investment income of $34,839, respectively)	$ 220,552,020	$ 13,900,989
Other Information Shares
Sold	18,840,617	1,436,198
Issued in reinvestment of distributions	139,670	182
Redeemed	(1,454,574)	(133,449)
Net increase (decrease)	17,525,713	1,302,931

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.06
Net realized and unrealized gain (loss)	1.00	.71
Total from investment operations	1.20	.77
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.16)	(.10)
Net asset value, end of period	$ 11.71	$ 10.67
Total Return B,C	11.29%	7.67%
Ratios to Average Net Assets F,G
Expenses before reductions	.09%	.05% A
Expenses net of fee waivers, if any	.06%	.03% A
Expenses net of all reductions	.06%	.03% A
Net investment income (loss)	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,552	$ 13,901
Portfolio turnover rate	19%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.7	6.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	37.2	38.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	15.9	15.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	7.7	7.3
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	28.5	28.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.0	3.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.7%
Domestic Equity Funds	37.2%
Developed International Equity Funds	15.9%
Inflation-Protected Bond Funds	7.7%
Investment Grade Bond Funds	28.5%
Short-Term Funds	4.0%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	38.6%
Developed International Equity Funds	15.7%
Inflation-Protected Bond Funds	7.3%
Investment Grade Bond Funds	28.3%
Short-Term Funds	3.3%

Expected
Commodity Funds	6.4%
Domestic Equity Funds	36.4%
Developed International Equity Funds	15.6%
Inflation-Protected Bond Funds	7.9%
Investment Grade Bond Funds	28.9%
Short-Term Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2020 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
Commodity Funds - 6.7%
Fidelity Series Commodity Strategy Fund Class F	2,148,639	$ 28,383,524
Domestic Equity Funds - 37.2%
Fidelity Spartan Total Market Index Fund Class F	4,078,079	157,943,989
TOTAL DOMESTIC EQUITY FUNDS (Cost $164,578,275)		186,327,513
International Equity Funds - 15.9%

Developed International Equity Funds - 15.9%
Fidelity Series Global ex U.S. Index Fund (Cost $62,328,166)	5,804,853	67,626,538
Bond Funds - 36.2%

Inflation-Protected Bond Funds - 7.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,000,795	32,468,599

	Shares	Value
Investment Grade Bond Funds - 28.5%
Fidelity U.S. Bond Index Fund Class F	10,749,501	$ 121,254,367
TOTAL BOND FUNDS (Cost $153,881,541)		153,722,966
Short-Term Funds - 4.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $17,193,979)	17,193,979	17,193,979
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $397,981,961)		424,870,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,536)
NET ASSETS - 100%		$ 424,846,460
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $397,981,961) - See accompanying schedule		$ 424,870,996
Cash		2
Receivable for investments sold		1,782,354
Receivable for fund shares sold		297,860
Receivable from affiliate for expense reductions		27,879
Total assets		426,979,091

Liabilities
Payable for investments purchased	$ 1,508,202
Payable for fund shares redeemed	572,011
Other affiliated payables	52,418
Total liabilities		2,132,631

Net Assets		$ 424,846,460
Net Assets consist of:
Paid in capital		$ 397,246,533
Undistributed net investment income		732,007
Accumulated undistributed net realized gain (loss) on investments		(21,115)
Net unrealized appreciation (depreciation) on investments		26,889,035
Net Assets, for 35,415,943 shares outstanding		$ 424,846,460
Net Asset Value, offering price and redemption price per share ($424,846,460 ÷ 35,415,943 shares)		$ 12.00

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 3,668,988

Expenses
Transfer agent fees	$ 160,796
Independent trustees' compensation	588
Total expenses before reductions	161,384
Expense reductions	(60,566)	100,818
Net investment income (loss)		3,568,170
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(127,476)
Capital gain distributions from underlying funds	891,564
Total net realized gain (loss)		764,088
Change in net unrealized appreciation (depreciation) on investment securities		26,475,776
Net gain (loss)		27,239,864
Net increase (decrease) in net assets resulting from operations		$ 30,808,034

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,568,170	$ 87,020
Net realized gain (loss)	764,088	4,399
Change in net unrealized appreciation (depreciation)	26,475,776	413,259
Net increase (decrease) in net assets resulting from operations	30,808,034	504,678
Distributions to shareholders from net investment income	(2,921,202)	(1,980)
Distributions to shareholders from net realized gain	(789,482)	(120)
Total distributions	(3,710,684)	(2,100)
Share transactions Proceeds from sales of shares	390,218,779	40,441,152
Reinvestment of distributions	3,710,684	2,100
Cost of shares redeemed	(34,914,144)	(2,212,039)
Net increase (decrease) in net assets resulting from share transactions	359,015,319	38,231,213
Total increase (decrease) in net assets	386,112,669	38,733,791

Net Assets
Beginning of period	38,733,791	-
End of period (including undistributed net investment income of $732,007 and undistributed net investment income of $85,040, respectively)	$ 424,846,460	$ 38,733,791
Other Information Shares
Sold	34,572,860	3,793,016
Issued in reinvestment of distributions	321,637	199
Redeemed	(3,062,793)	(208,976)
Net increase (decrease)	31,831,704	3,584,239

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.05
Net realized and unrealized gain (loss)	1.15	.87
Total from investment operations	1.36	.92
Distributions from net investment income	(.14)	(.10)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.17) H	(.11)
Net asset value, end of period	$ 12.00	$ 10.81
Total Return B,C	12.67%	9.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.05%	.03% A
Expenses net of all reductions	.05%	.03% A
Net investment income (loss)	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,846	$ 38,734
Portfolio turnover rate	21%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.7	7.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	43.1	44.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.5	17.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.6	4.3
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	26.0	26.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.7%
Domestic Equity Funds	43.1%
Developed International Equity Funds	18.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	26.0%
Short-Term Funds	0.1%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	44.0%
Developed International Equity Funds	17.9%
Inflation-Protected Bond Funds	4.3%
Investment Grade Bond Funds	26.0%
Short-Term Funds	0.1%

Expected
Commodity Funds	7.6%
Domestic Equity Funds	42.8%
Developed International Equity Funds	18.4%
Inflation-Protected Bond Funds	4.9%
Investment Grade Bond Funds	26.1%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2025 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 50.8%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F	1,463,925	$ 19,338,450
Domestic Equity Funds - 43.1%
Fidelity Spartan Total Market Index Fund Class F	2,775,502	107,495,199
TOTAL DOMESTIC EQUITY FUNDS (Cost $114,217,994)		126,833,649
International Equity Funds - 18.5%

Developed International Equity Funds - 18.5%
Fidelity Series Global ex U.S. Index Fund (Cost $43,186,581)	3,951,057	46,029,809
Bond Funds - 30.6%

Inflation-Protected Bond Funds - 4.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,061,474	11,485,151

	Shares	Value
Investment Grade Bond Funds - 26.0%
Fidelity U.S. Bond Index Fund Class F	5,757,650	$ 64,946,289
TOTAL BOND FUNDS (Cost $76,662,344)		76,431,440
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $324,244)	324,244	324,244
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $234,391,163)		249,619,142
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,307)
NET ASSETS - 100%		$ 249,605,835
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $234,391,163) - See accompanying schedule		$ 249,619,142
Cash		2
Receivable for investments sold		324,788
Receivable for fund shares sold		643,662
Receivable from affiliate for expense reductions		17,105
Total assets		250,604,699

Liabilities
Payable for investments purchased	$ 776,386
Payable for fund shares redeemed	192,063
Other affiliated payables	30,415
Total liabilities		998,864

Net Assets		$ 249,605,835
Net Assets consist of:
Paid in capital		$ 234,063,240
Undistributed net investment income		321,019
Accumulated undistributed net realized gain (loss) on investments		(6,403)
Net unrealized appreciation (depreciation) on investments		15,227,979
Net Assets, for 20,423,210 shares outstanding		$ 249,605,835
Net Asset Value, offering price and redemption price per share ($249,605,835 ÷ 20,423,210 shares)		$ 12.22

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,891,995

Expenses
Transfer agent fees	$ 83,479
Independent trustees' compensation	277
Total expenses before reductions	83,756
Expense reductions	(31,906)	51,850
Net investment income (loss)		1,840,145
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(96,843)
Capital gain distributions from underlying funds	405,198
Total net realized gain (loss)		308,355
Change in net unrealized appreciation (depreciation) on investment securities		14,933,566
Net gain (loss)		15,241,921
Net increase (decrease) in net assets resulting from operations		$ 17,082,066

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,840,145	$ 41,051
Net realized gain (loss)	308,355	(7,717)
Change in net unrealized appreciation (depreciation)	14,933,566	294,413
Net increase (decrease) in net assets resulting from operations	17,082,066	327,747
Distributions to shareholders from net investment income	(1,558,093)	(2,080)
Distributions to shareholders from net realized gain	(306,925)	(120)
Total distributions	(1,865,018)	(2,200)
Share transactions Proceeds from sales of shares	229,890,433	19,882,081
Reinvestment of distributions	1,865,018	2,200
Cost of shares redeemed	(15,516,302)	(2,060,190)
Net increase (decrease) in net assets resulting from share transactions	216,239,149	17,824,091
Total increase (decrease) in net assets	231,456,197	18,149,638

Net Assets
Beginning of period	18,149,638	-
End of period (including undistributed net investment income of $321,019 and undistributed net investment income of $38,968, respectively)	$ 249,605,835	$ 18,149,638
Other Information Shares
Sold	19,940,336	1,860,696
Issued in reinvestment of distributions	159,348	208
Redeemed	(1,344,152)	(193,226)
Net increase (decrease)	18,755,532	1,667,678

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.05
Net realized and unrealized gain (loss)	1.30	.94
Total from investment operations	1.52	.99
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.18)	(.11)
Net asset value, end of period	$ 12.22	$ 10.88
Total Return B,C	14.03%	9.93%
Ratios to Average Net Assets F,G
Expenses before reductions	.09%	.05% A
Expenses net of fee waivers, if any	.05%	.03% A
Expenses net of all reductions	.05%	.03% A
Net investment income (loss)	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,606	$ 18,150
Portfolio turnover rate	18%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.2	8.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	45.7	47.2
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	19.5	19.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.3	0.9
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	25.3	24.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.2%
Domestic Equity Funds	45.7%
Developed International Equity Funds	19.5%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	25.3%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	47.2%
Developed International Equity Funds	19.2%
Inflation-Protected Bond Funds	0.9%
Investment Grade Bond Funds	24.4%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	45.0%
Developed International Equity Funds	19.3%
Inflation-Protected Bond Funds	1.6%
Investment Grade Bond Funds	26.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2030 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 53.9%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund Class F	1,971,283	$ 26,040,651
Domestic Equity Funds - 45.7%
Fidelity Spartan Total Market Index Fund Class F	3,739,845	144,844,200
TOTAL DOMESTIC EQUITY FUNDS (Cost $151,196,730)		170,884,851
International Equity Funds - 19.5%

Developed International Equity Funds - 19.5%
Fidelity Series Global ex U.S. Index Fund (Cost $57,245,012)	5,322,254	62,004,254
Bond Funds - 26.6%
	Shares	Value
Inflation-Protected Bond Funds - 1.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	369,650	$ 3,999,608

	Shares	Value
Investment Grade Bond Funds - 25.3%
Fidelity U.S. Bond Index Fund Class F	7,134,710	$ 80,479,523
TOTAL BOND FUNDS (Cost $85,084,642)		84,479,131
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $293,526,384)		317,368,236
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,153)
NET ASSETS - 100%		$ 317,352,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $293,526,384) - See accompanying schedule		$ 317,368,236
Cash		41
Receivable for investments sold		999,872
Receivable for fund shares sold		459,137
Receivable from affiliate for expense reductions		22,629
Total assets		318,849,915

Liabilities
Payable for investments purchased	$ 1,221,707
Payable for fund shares redeemed	237,302
Other affiliated payables	38,823
Total liabilities		1,497,832

Net Assets		$ 317,352,083
Net Assets consist of:
Paid in capital		$ 293,103,256
Undistributed net investment income		460,557
Accumulated undistributed net realized gain (loss) on investments		(53,582)
Net unrealized appreciation (depreciation) on investments		23,841,852
Net Assets, for 25,709,850 shares outstanding		$ 317,352,083
Net Asset Value, offering price and redemption price per share ($317,352,083 ÷ 25,709,850 shares)		$ 12.34

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 2,775,609

Expenses
Transfer agent fees	$ 117,902
Independent trustees' compensation	425
Total expenses before reductions	118,327
Expense reductions	(47,095)	71,232
Net investment income (loss)		2,704,377
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(150,186)
Capital gain distributions from underlying funds	566,240
Total net realized gain (loss)		416,054
Change in net unrealized appreciation (depreciation) on investment securities		23,464,646
Net gain (loss)		23,880,700
Net increase (decrease) in net assets resulting from operations		$ 26,585,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,704,377	$ 49,478
Net realized gain (loss)	416,054	(6,385)
Change in net unrealized appreciation (depreciation)	23,464,646	377,206
Net increase (decrease) in net assets resulting from operations	26,585,077	420,299
Distributions to shareholders from net investment income	(2,291,099)	(2,200)
Distributions to shareholders from net realized gain	(463,152)	(100)
Total distributions	(2,754,251)	(2,300)
Share transactions Proceeds from sales of shares	280,096,122	28,776,953
Reinvestment of distributions	2,754,251	2,300
Cost of shares redeemed	(16,895,639)	(1,630,729)
Net increase (decrease) in net assets resulting from share transactions	265,954,734	27,148,524
Total increase (decrease) in net assets	289,785,560	27,566,523

Net Assets
Beginning of period	27,566,523	-
End of period (including undistributed net investment income of $460,557 and undistributed net investment income of $47,278, respectively)	$ 317,352,083	$ 27,566,523
Other Information Shares
Sold	24,414,790	2,669,440
Issued in reinvestment of distributions	233,211	216
Redeemed	(1,454,320)	(153,487)
Net increase (decrease)	23,193,681	2,516,169

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.22	.04
Net realized and unrealized gain (loss)	1.34	1.04
Total from investment operations	1.56	1.08
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.18)	(.12)
Net asset value, end of period	$ 12.34	$ 10.96
Total ReturnB,C	14.27%	10.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.05%	.03% A
Expenses net of all reductions	.05%	.03% A
Net investment income (loss)	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,352	$ 27,567
Portfolio turnover rate	16%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	9.1
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.3	52.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.9	21.2
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	17.6	17.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	51.3%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	17.6%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	52.1%
Developed International Equity Funds	21.2%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.2%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2035 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	1,047,804	$ 13,841,493
Domestic Equity Funds - 51.3%
Fidelity Spartan Total Market Index Fund Class F	1,986,270	76,928,225
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,785,399)		90,769,718
International Equity Funds - 21.9%

Developed International Equity Funds - 21.9%
Fidelity Series Global ex U.S. Index Fund (Cost $30,921,385)	2,828,251	32,949,119
Bond Funds - 17.6%
	Shares	Value
Investment Grade Bond Funds - 17.6%
Fidelity U.S. Bond Index Fund Class F (Cost $26,597,648)	2,339,252	$ 26,386,758
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $139,304,432)		150,105,595
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,657)
NET ASSETS - 100%		$ 150,098,938
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $139,304,432) - See accompanying schedule		$ 150,105,595
Cash		2
Receivable for investments sold		157,482
Receivable for fund shares sold		318,317
Receivable from affiliate for expense reductions		11,586
Total assets		150,592,982

Liabilities
Payable for investments purchased	$ 320,990
Payable for fund shares redeemed	154,810
Other affiliated payables	18,244
Total liabilities		494,044

Net Assets		$ 150,098,938
Net Assets consist of:
Paid in capital		$ 139,184,226
Undistributed net investment income		132,757
Accumulated undistributed net realized gain (loss) on investments		(19,208)
Net unrealized appreciation (depreciation) on investments		10,801,163
Net Assets, for 11,968,444 shares outstanding		$ 150,098,938
Net Asset Value, offering price and redemption price per share ($150,098,938 ÷ 11,968,444 shares)		$ 12.54

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,093,955

Expenses
Transfer agent fees	$ 50,347
Independent trustees' compensation	166
Total expenses before reductions	50,513
Expense reductions	(20,160)	30,353
Net investment income (loss)		1,063,602
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(53,325)
Capital gain distributions from underlying funds	196,545
Total net realized gain (loss)		143,220
Change in net unrealized appreciation (depreciation) on investment securities		10,604,098
Net gain (loss)		10,747,318
Net increase (decrease) in net assets resulting from operations		$ 11,810,920

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,063,602	$ 16,387
Net realized gain (loss)	143,220	(1,600)
Change in net unrealized appreciation (depreciation)	10,604,098	197,065
Net increase (decrease) in net assets resulting from operations	11,810,920	211,852
Distributions to shareholders from net investment income	(944,966)	(2,200)
Distributions to shareholders from net realized gain	(160,795)	(100)
Total distributions	(1,105,761)	(2,300)
Share transactions Proceeds from sales of shares	135,125,711	11,279,888
Reinvestment of distributions	1,105,761	2,300
Cost of shares redeemed	(7,565,851)	(763,582)
Net increase (decrease) in net assets resulting from share transactions	128,665,621	10,518,606
Total increase (decrease) in net assets	139,370,780	10,728,158

Net Assets
Beginning of period	10,728,158	-
End of period (including undistributed net investment income of $132,757 and undistributed net investment income of $14,200, respectively)	$ 150,098,938	$ 10,728,158
Other Information Shares
Sold	11,548,299	1,044,052
Issued in reinvestment of distributions	92,474	215
Redeemed	(645,493)	(71,103)
Net increase (decrease)	10,995,280	973,164

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.03
Net realized and unrealized gain (loss)	1.48	1.11
Total from investment operations	1.69	1.14
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.17) H	(.12)
Net asset value, end of period	$ 12.54	$ 11.02
Total Return B,C	15.46%	11.38%
Ratios to Average Net Assets F,G
Expenses before reductions	.09%	.05% A
Expenses net of fee waivers, if any	.05%	.03% A
Expenses net of all reductions	.05%	.03% A
Net investment income (loss)	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,099	$ 10,728
Portfolio turnover rate	12%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.8	52.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.2	21.5
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	16.7	16.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	51.8%
Developed International Equity Funds	22.2%
Investment Grade Bond Funds	16.7%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	52.8%
Developed International Equity Funds	21.5%
Investment Grade Bond Funds	16.5%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.8%
Developed International Equity Funds	22.2%
Investment Grade Bond Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2040 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	1,227,850	$ 16,219,901
Domestic Equity Funds - 51.8%
Fidelity Spartan Total Market Index Fund Class F	2,328,067	90,166,016
TOTAL DOMESTIC EQUITY FUNDS (Cost $93,081,589)		106,385,917
International Equity Funds - 22.2%

Developed International Equity Funds - 22.2%
Fidelity Series Global ex U.S. Index Fund (Cost $35,298,220)	3,314,499	38,613,913
Bond Funds - 16.7%
	Shares	Value
Investment Grade Bond Funds - 16.7%
Fidelity U.S. Bond Index Fund Class F (Cost $29,446,787)	2,586,171	$ 29,172,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $157,826,596)		174,171,836
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,632)
NET ASSETS - 100%		$ 174,164,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $157,826,596) - See accompanying schedule		$ 174,171,836
Cash		2
Receivable for investments sold		172,785
Receivable for fund shares sold		407,981
Receivable from affiliate for expense reductions		13,612
Total assets		174,766,216

Liabilities
Payable for investments purchased	$ 460,327
Payable for fund shares redeemed	120,440
Other affiliated payables	21,245
Total liabilities		602,012

Net Assets		$ 174,164,204
Net Assets consist of:
Paid in capital		$ 157,653,089
Undistributed net investment income		165,938
Accumulated undistributed net realized gain (loss) on investments		(63)
Net unrealized appreciation (depreciation) on investments		16,345,240
Net Assets, for 13,846,974 shares outstanding		$ 174,164,204
Net Asset Value, offering price and redemption price per share ($174,164,204 ÷ 13,846,974 shares)		$ 12.58

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 1,561,075

Expenses
Transfer agent fees	$ 68,547
Independent trustees' compensation	257
Total expenses before reductions	68,804
Expense reductions	(27,448)	41,356
Net investment income (loss)		1,519,719
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,316)
Capital gain distributions from underlying funds	298,117
Total net realized gain (loss)		248,801
Change in net unrealized appreciation (depreciation) on investment securities		16,124,017
Net gain (loss)		16,372,818
Net increase (decrease) in net assets resulting from operations		$ 17,892,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,519,719	$ 21,059
Net realized gain (loss)	248,801	(4,677)
Change in net unrealized appreciation (depreciation)	16,124,017	221,223
Net increase (decrease) in net assets resulting from operations	17,892,537	237,605
Distributions to shareholders from net investment income	(1,372,639)	(2,200)
Distributions to shareholders from net realized gain	(244,087)	(100)
Total distributions	(1,616,726)	(2,300)
Share transactions Proceeds from sales of shares	150,551,902	17,226,575
Reinvestment of distributions	1,616,726	2,300
Cost of shares redeemed	(10,539,220)	(1,205,195)
Net increase (decrease) in net assets resulting from share transactions	141,629,408	16,023,680
Total increase (decrease) in net assets	157,905,219	16,258,985

Net Assets
Beginning of period	16,258,985	-
End of period (including undistributed net investment income of $165,938 and undistributed net investment income of $18,859, respectively)	$ 174,164,204	$ 16,258,985
Other Information Shares
Sold	13,146,818	1,584,140
Issued in reinvestment of distributions	134,917	214
Redeemed	(906,863)	(112,252)
Net increase (decrease)	12,374,872	1,472,102

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.03
Net realized and unrealized gain (loss)	1.50	1.13
Total from investment operations	1.71	1.16
Distributions from net investment income	(.15)	(.11)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.17) H	(.12)
Net asset value, end of period	$ 12.58	$ 11.04
Total Return B,C	15.59%	11.58%
Ratios to Average Net Assets F,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.05%	.03% A
Expenses net of all reductions	.05%	.03% A
Net investment income (loss)	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,164	$ 16,259
Portfolio turnover rate	13%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.5	9.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.9	53.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.6	21.9
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	15.0	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.0%

Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	53.7%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	15.0%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	53.0%
Developed International Equity Funds	22.7%
Investment Grade Bond Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2045 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F	385,313	$ 5,089,979
Domestic Equity Funds - 52.9%
Fidelity Spartan Total Market Index Fund Class F	730,672	28,298,925
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,825,207)		33,388,904
International Equity Funds - 22.6%

Developed International Equity Funds - 22.6%
Fidelity Series Global ex U.S. Index Fund (Cost $11,297,577)	1,040,136	12,117,579
Bond Funds - 15.0%
	Shares	Value
Investment Grade Bond Funds - 15.0%
Fidelity U.S. Bond Index Fund Class F (Cost $8,118,078)	712,988	$ 8,042,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $49,240,862)		53,548,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,254)
NET ASSETS - 100%		$ 53,546,737
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $49,240,862) - See accompanying schedule		$ 53,548,991
Cash		2
Receivable for fund shares sold		279,531
Receivable from affiliate for expense reductions		4,230
Total assets		53,832,754

Liabilities
Payable for investments purchased	$ 238,316
Payable for fund shares redeemed	41,215
Other affiliated payables	6,486
Total liabilities		286,017

Net Assets		$ 53,546,737
Net Assets consist of:
Paid in capital		$ 49,201,055
Undistributed net investment income		44,709
Accumulated undistributed net realized gain (loss) on investments		(7,156)
Net unrealized appreciation (depreciation) on investments		4,308,129
Net Assets, for 4,241,153 shares outstanding		$ 53,546,737
Net Asset Value, offering price and redemption price per share ($53,546,737 ÷ 4,241,153 shares)		$ 12.63

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 412,520

Expenses
Transfer agent fees	$ 18,797
Independent trustees' compensation	64
Total expenses before reductions	18,861
Expense reductions	(7,435)	11,426
Net investment income (loss)		401,094
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,578)
Capital gain distributions from underlying funds	72,068
Total net realized gain (loss)		54,490
Change in net unrealized appreciation (depreciation) on investment securities		4,221,501
Net gain (loss)		4,275,991
Net increase (decrease) in net assets resulting from operations		$ 4,677,085

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401,094	$ 6,808
Net realized gain (loss)	54,490	(817)
Change in net unrealized appreciation (depreciation)	4,221,501	86,628
Net increase (decrease) in net assets resulting from operations	4,677,085	92,619
Distributions to shareholders from net investment income	(360,994)	(2,200)
Distributions to shareholders from net realized gain	(60,729)	(100)
Total distributions	(421,723)	(2,300)
Share transactions Proceeds from sales of shares	48,244,564	4,466,705
Reinvestment of distributions	421,723	2,300
Cost of shares redeemed	(3,587,725)	(346,511)
Net increase (decrease) in net assets resulting from share transactions	45,078,562	4,122,494
Total increase (decrease) in net assets	49,333,924	4,212,813

Net Assets
Beginning of period	4,212,813	-
End of period (including undistributed net investment income of $44,709 and undistributed net investment income of $4,608, respectively)	$ 53,546,737	$ 4,212,813
Other Information Shares
Sold	4,132,540	412,963
Issued in reinvestment of distributions	35,073	214
Redeemed	(307,550)	(32,087)
Net increase (decrease)	3,860,063	381,090

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.03
Net realized and unrealized gain (loss)	1.54	1.14
Total from investment operations	1.75	1.17
Distributions from net investment income	(.14)	(.11)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.17)	(.12)
Net asset value, end of period	$ 12.63	$ 11.05
Total Return B,C	15.91%	11.68%
Ratios to Average Net Assets F,G
Expenses before reductions	.09%	.05% A
Expenses net of fee waivers, if any	.05%	.04% A
Expenses net of all reductions	.05%	.04% A
Net investment income (loss)	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,547	$ 4,213
Portfolio turnover rate	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.9	9.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	55.3	56.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.7	23.3
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	11.1	10.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	55.3%
Developed International Equity Funds	23.7%
Investment Grade Bond Funds	11.1%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	56.1%
Developed International Equity Funds	23.3%
Investment Grade Bond Funds	10.7%

Expected
Commodity Funds	9.7%
Domestic Equity Funds	55.0%
Developed International Equity Funds	23.6%
Investment Grade Bond Funds	11.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom Index 2050 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 65.2%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F	276,669	$ 3,654,801
Domestic Equity Funds - 55.3%
Fidelity Spartan Total Market Index Fund Class F	524,512	20,314,355
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,203,306)		23,969,156
International Equity Funds - 23.7%

Developed International Equity Funds - 23.7%
Fidelity Series Global ex U.S. Index Fund (Cost $8,005,588)	746,747	8,699,608
Bond Funds - 11.1%
	Shares	Value
Investment Grade Bond Funds - 11.1%
Fidelity U.S. Bond Index Fund Class F (Cost $4,133,143)	362,669	$ 4,090,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $33,342,037)		36,759,670
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,392)
NET ASSETS - 100%		$ 36,758,278
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011

Assets
Investment in securities, at value (cost $33,342,037) - See accompanying schedule		$ 36,759,670
Cash		2
Receivable for fund shares sold		156,223
Receivable from affiliate for expense reductions		2,994
Total assets		36,918,889

Liabilities
Payable for investments purchased	$ 146,265
Payable for fund shares redeemed	9,959
Other affiliated payables	4,387
Total liabilities		160,611

Net Assets		$ 36,758,278
Net Assets consist of:
Paid in capital		$ 33,324,371
Undistributed net investment income		17,566
Accumulated undistributed net realized gain (loss) on investments		(1,292)
Net unrealized appreciation (depreciation) on investments		3,417,633
Net Assets, for 2,887,644 shares outstanding		$ 36,758,278
Net Asset Value, offering price and redemption price per share ($36,758,278 ÷ 2,887,644 shares)		$ 12.73

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 285,080

Expenses
Transfer agent fees	$ 13,474
Independent trustees' compensation	47
Total expenses before reductions	13,521
Expense reductions	(5,351)	8,170
Net investment income (loss)		276,910
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,594)
Capital gain distributions from underlying funds	49,245
Total net realized gain (loss)		38,651
Change in net unrealized appreciation (depreciation) on investment securities		3,376,487
Net gain (loss)		3,415,138
Net increase (decrease) in net assets resulting from operations		$ 3,692,048

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund - Class W
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 276,910	$ 3,371
Net realized gain (loss)	38,651	(1,572)
Change in net unrealized appreciation (depreciation)	3,376,487	41,146
Net increase (decrease) in net assets resulting from operations	3,692,048	42,945
Distributions to shareholders from net investment income	(260,515)	(2,200)
Distributions to shareholders from net realized gain	(38,272)	(100)
Total distributions	(298,787)	(2,300)
Share transactions Proceeds from sales of shares	34,393,320	1,707,439
Reinvestment of distributions	298,787	2,300
Cost of shares redeemed	(2,965,316)	(112,158)
Net increase (decrease) in net assets resulting from share transactions	31,726,791	1,597,581
Total increase (decrease) in net assets	35,120,052	1,638,226

Net Assets
Beginning of period	1,638,226	-
End of period (including undistributed net investment income of $17,566 and undistributed net investment income of $1,171, respectively)	$ 36,758,278	$ 1,638,226
Other Information Shares
Sold	2,970,926	157,905
Issued in reinvestment of distributions	24,655	213
Redeemed	(255,549)	(10,506)
Net increase (decrease)	2,740,032	147,612

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.04
Net realized and unrealized gain (loss)	1.59	1.18
Total from investment operations	1.79	1.22
Distributions from net investment income	(.14)	(.11)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.16)	(.12)
Net asset value, end of period	$ 12.73	$ 11.10
Total Return B,C	16.19%	12.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.08%	.05% A
Expenses net of fee waivers, if any	.05%	.04% A
Expenses net of all reductions	.05%	.04% A
Net investment income (loss)	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,758	$ 1,638
Portfolio turnover rate G	11%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each fund currently offers Class W (formerly Class K) shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 37,683,468	$ 943,152	$ (83,912)	$ 859,240
Fidelity Freedom Index 2000 Fund	24,984,050	683,356	(59,542)	623,814
Fidelity Freedom Index 2005 Fund	22,811,894	727,480	(78,555)	648,925
Fidelity Freedom Index 2010 Fund	136,408,838	8,435,156	(557,061)	7,878,095
Fidelity Freedom Index 2015 Fund	210,333,105	11,229,992	(997,696)	10,232,296
Fidelity Freedom Index 2020 Fund	398,289,832	28,282,552	(1,701,388)	26,581,164
Fidelity Freedom Index 2025 Fund	234,559,360	16,102,450	(1,042,668)	15,059,782
Fidelity Freedom Index 2030 Fund	293,771,312	24,869,899	(1,272,975)	23,596,924
Fidelity Freedom Index 2035 Fund	139,387,917	11,224,155	(506,477)	10,717,678
Fidelity Freedom Index 2040 Fund	157,933,131	16,723,659	(484,954)	16,238,705
Fidelity Freedom Index 2045 Fund	49,270,968	4,427,598	(149,575)	4,278,023
Fidelity Freedom Index 2050 Fund	33,358,393	3,464,195	(62,918)	3,401,277

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 56,279	$ 8,794	$ 859,240
Fidelity Freedom Index 2000 Fund	60,856	19,498	623,814
Fidelity Freedom Index 2005 Fund	38,868	8,373	648,925
Fidelity Freedom Index 2010 Fund	346,324	145,964	7,878,095
Fidelity Freedom Index 2015 Fund	414,311	85,058	10,232,296
Fidelity Freedom Index 2020 Fund	796,666	222,098	26,581,164
Fidelity Freedom Index 2025 Fund	363,363	119,451	15,059,782
Fidelity Freedom Index 2030 Fund	510,373	141,529	23,596,924
Fidelity Freedom Index 2035 Fund	149,756	47,278	10,717,678
Fidelity Freedom Index 2040 Fund	196,563	75,847	16,238,705
Fidelity Freedom Index 2045 Fund	50,416	17,242	4,278,023
Fidelity Freedom Index 2050 Fund	19,312	13,317	3,401,277

The tax character of distributions paid was as follows:

March 31, 2011	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 242,921	$ 26,673	$ 269,594
Fidelity Freedom Index 2000 Fund	173,011	21,551	194,562
Fidelity Freedom Index 2005 Fund	101,909	9,876	111,785
Fidelity Freedom Index 2010 Fund	1,203,761	123,127	1,326,888
Fidelity Freedom Index 2015 Fund	1,425,865	155,681	1,581,546
Fidelity Freedom Index 2020 Fund	3,388,245	322,439	3,710,684
Fidelity Freedom Index 2025 Fund	1,748,235	116,783	1,865,018
Fidelity Freedom Index 2030 Fund	2,554,982	199,269	2,754,251
Fidelity Freedom Index 2035 Fund	1,043,801	61,960	1,105,761
Fidelity Freedom Index 2040 Fund	1,528,581	88,145	1,616,726
Fidelity Freedom Index 2045 Fund	403,246	18,477	421,723
Fidelity Freedom Index 2050 Fund	289,219	9,568	298,787

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows: - continued

March 31, 2010	Ordinary Income
Fidelity Freedom Index Income Fund	$ 7,668
Fidelity Freedom Index 2000 Fund	1,300
Fidelity Freedom Index 2005 Fund	1,720
Fidelity Freedom Index 2010 Fund	1,900
Fidelity Freedom Index 2015 Fund	1,900
Fidelity Freedom Index 2020 Fund	2,100
Fidelity Freedom Index 2025 Fund	2,200
Fidelity Freedom Index 2030 Fund	2,300
Fidelity Freedom Index 2035 Fund	2,300
Fidelity Freedom Index 2040 Fund	2,300
Fidelity Freedom Index 2045 Fund	2,300
Fidelity Freedom Index 2050 Fund	2,300

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	37,978,170	6,683,157
Fidelity Freedom Index 2000 Fund	22,615,130	4,468,963
Fidelity Freedom Index 2005 Fund	24,952,934	4,298,158
Fidelity Freedom Index 2010 Fund	142,908,522	26,303,461
Fidelity Freedom Index 2015 Fund	213,627,148	17,109,299
Fidelity Freedom Index 2020 Fund	401,306,153	41,518,154
Fidelity Freedom Index 2025 Fund	234,457,570	17,825,221
Fidelity Freedom Index 2030 Fund	289,797,972	23,311,340
Fidelity Freedom Index 2035 Fund	136,035,526	7,209,153
Fidelity Freedom Index 2040 Fund	152,999,360	11,161,666
Fidelity Freedom Index 2045 Fund	47,659,070	2,526,934
Fidelity Freedom Index 2050 Fund	33,456,952	1,701,448

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The funds do not pay any fees for these services.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets*
Fidelity Freedom Index Income Fund	$ 15,032.08%
Fidelity Freedom Index 2000 Fund	10,230.08%
Fidelity Freedom Index 2005 Fund	6,845.09%
Fidelity Freedom Index 2010 Fund	58,087.08%
Fidelity Freedom Index 2015 Fund	75,783.09%
Fidelity Freedom Index 2020 Fund	160,796.08%
Fidelity Freedom Index 2025 Fund	83,479.09%
Fidelity Freedom Index 2030 Fund	117,902.08%
Fidelity Freedom Index 2035 Fund	50,347.09%
Fidelity Freedom Index 2040 Fund	68,547.08%
Fidelity Freedom Index 2045 Fund	18,797.09%
Fidelity Freedom Index 2050 Fund	13,474.08%

* Effective February 1, 2011 the transfer agent fee increased from .05% to .15%.

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 30, 2012. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Freedom Index Income Fund	.19%	$ 4,870
Fidelity Freedom Index 2000 Fund	.19%	3,473
Fidelity Freedom Index 2005 Fund	.19%	2,513
Fidelity Freedom Index 2010 Fund	.19%	21,881
Fidelity Freedom Index 2015 Fund	.19%	26,471
Fidelity Freedom Index 2020 Fund	.19%	60,566
Fidelity Freedom Index 2025 Fund	.19%	31,906
Fidelity Freedom Index 2030 Fund	.19%	47,095
Fidelity Freedom Index 2035 Fund	.19%	20,160
Fidelity Freedom Index 2040 Fund	.19%	27,448
Fidelity Freedom Index 2045 Fund	.19%	7,435
Fidelity Freedom Index 2050 Fund	.19%	5,351

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

6. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2035	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	21%	14%	19%	10%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%

In addition, at the end of the period, certain otherwise unaffiliated shareholders were the owners of record of more than 50% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Freedom Index 2005 Fund	1	52%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund and Fidelity Freedom Index 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund and Fidelity Freedom Index 2050 Fund (the Funds), funds of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended March 31, 2011 and for the period from October 2, 2009 (commencement of operations) to March 31, 2010. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year ended March 31, 2011 and for the period from October 2, 2009 (commencement of operations) to March 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Index Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Index Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Index Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Index Fund's performance. If the interests of a Fidelity Freedom Index Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Index Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund	05/09/11	05/06/11	$0.010	$0.008
Fidelity Freedom Index 2000 Fund	05/09/11	05/06/11	$0.019	$0.016
Fidelity Freedom Index 2005 Fund	05/09/11	05/06/11	$0.015	$0.009
Fidelity Freedom Index 2010 Fund	05/12/11	05/11/11	$0.022	$0.019
Fidelity Freedom Index 2015 Fund	05/12/11	05/11/11	$0.020	$0.007
Fidelity Freedom Index 2020 Fund	05/12/11	05/11/11	$0.021	$0.009
Fidelity Freedom Index 2025 Fund	05/12/11	05/11/11	$0.016	$0.008
Fidelity Freedom Index 2030 Fund	05/09/11	05/06/11	$0.018	$0.008
Fidelity Freedom Index 2035 Fund	05/09/11	05/06/11	$0.011	$0.006
Fidelity Freedom Index 2040 Fund	05/09/11	05/06/11	$0.011	$0.008
Fidelity Freedom Index 2045 Fund	05/09/11	05/06/11	$0.009	$0.006
Fidelity Freedom Index 2050 Fund	05/12/11	05/11/11	$0.005	$0.005

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$ 36,289
Fidelity Freedom Index 2000 Fund	$ 41,050
Fidelity Freedom Index 2005 Fund	$ 17,571
Fidelity Freedom Index 2010 Fund	$ 269,091
Fidelity Freedom Index 2015 Fund	$ 240,738
Fidelity Freedom Index 2020 Fund	$ 544,538
Fidelity Freedom Index 2025 Fund	$ 236,234
Fidelity Freedom Index 2030 Fund	$ 340,798
Fidelity Freedom Index 2035 Fund	$ 109,238
Fidelity Freedom Index 2040 Fund	$ 163,992
Fidelity Freedom Index 2045 Fund	$ 38,311
Fidelity Freedom Index 2050 Fund	$ 22,885

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	15.72%
Fidelity Freedom Index 2000 Fund	15.59%
Fidelity Freedom Index 2005 Fund	13.28%
Fidelity Freedom Index 2010 Fund	12.40%
Fidelity Freedom Index 2015 Fund	12.03%
Fidelity Freedom Index 2020 Fund	10.98%
Fidelity Freedom Index 2025 Fund	9.62%
Fidelity Freedom Index 2030 Fund	9.01%
Fidelity Freedom Index 2035 Fund	6.70%
Fidelity Freedom Index 2040 Fund	6.42%
Fidelity Freedom Index 2045 Fund	5.78%
Fidelity Freedom Index 2050 Fund	4.42%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Index Income Fund
May 2010	11%
June 2010	19%
July 2010	19%
August 2010	19%
September 2010	19%
October 2010	19%
November 2010	19%
December 2010	19%
January 2011	0%
February 2011	0%
March 2011	0%
Fidelity Freedom Index 2000 Fund
May 2010	0%
December 2010	20%
Fidelity Freedom Index 2005 Fund
May 2010 December 2010	6% 32%
Fidelity Freedom Index 2010 Fund
May 2010 December 2010	8% 34%
Fidelity Freedom Index 2015 Fund
May 2010 December 2010	2% 38%
Fidelity Freedom Index 2020 Fund
May 2010 December 2010	3% 41%
Fidelity Freedom Index 2025 Fund
May 2010 December 2010	2% 46%
Fidelity Freedom Index 2030 Fund
May 2010 December 2010	5% 48%
Fidelity Freedom Index 2035 Fund
May 2010 December 2010	5% 55%
Fidelity Freedom Index 2040 Fund
May 2010 December 2010	4% 54%
Fidelity Freedom Index 2045 Fund
May 2010 December 2010	5% 56%
Fidelity Freedom Index 2050 Fund
May 2010 December 2010	19% 57%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Index Income Fund
May 2010	16%
June 2010	27%
July 2010	27%
August 2010	27%
September 2010	27%
October 2010	27%
November 2010	27%
December 2010	27%
January 2011	0%
February 2011	0%
March 2011	0%
Fidelity Freedom Index 2000 Fund
May 2010 December 2010	1% 26%
Fidelity Freedom Index 2005 Fund
May 2010 December 2010	9% 42%
Fidelity Freedom Index 2010 Fund
May 2010 December 2010	11% 46%
Fidelity Freedom Index 2015 Fund
May 2010 December 2010	3% 51%
Fidelity Freedom Index 2020 Fund
May 2010 December 2010	4% 54%
Fidelity Freedom Index 2025 Fund
May 2010 December 2010	3% 62%
Fidelity Freedom Index 2030 Fund
May 2010 December 2010	7% 64%
Fidelity Freedom Index 2035 Fund
May 2010 December 2010	7% 73%
Fidelity Freedom Index 2040 Fund
May 2010 December 2010	6% 72%
Fidelity Freedom Index 2045 Fund
May 2010 December 2010	7% 74%
Fidelity Freedom Index 2050 Fund
May 2010 December 2010	25% 76%

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FRX-W-UANNPRO-0511
1.927082.100

Fidelity Freedom K® Funds -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® Income Fund	7.37%	11.52%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® Income Fund.

Annual Report

Fidelity Freedom K® 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2000 Fund	7.68%	11.97%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2000 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2000 Fund.

Annual Report

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2005 Fund	10.75%	17.38%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2005 Fund.

Annual Report

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2010 Fund	12.17%	18.92%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2010 Fund.

Annual Report

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2015 Fund	12.42%	19.50%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2015 Fund.

Annual Report

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2020 Fund	13.62%	22.14%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2020 Fund.

Annual Report

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2025 Fund	14.72%	23.64%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2025 Fund.

Annual Report

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2030 Fund	14.95%	24.74%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2030 Fund.

Annual Report

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2035 Fund	15.76%	25.80%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2035 Fund.

Annual Report

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2040 Fund	15.81%	26.22%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2040 Fund.

Annual Report

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2045 Fund	16.12%	26.63%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2045 Fund.

Annual Report

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Life of fund A
Fidelity Freedom K® 2050 Fund	16.43%	27.14%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Fidelity Freedom K® 2050 Fund.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar. In the fixed-income area, investor appetite for higher-risk investments yielded solid returns. The BofA Merrill LynchSM US High Yield Constrained Index rose 14.14%, outpacing the 5.12% gain in the Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade debt universe, which was held back by the weak returns of government securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom K® Funds: Each of the Freedom K Funds delivered a positive result for the one-year period ending March 31, 2011. (For specific Fund results, please refer to the performance section of this report.) The longer-dated Funds, which include more exposure to the U.S. equity and non-U.S. equity asset classes, posted higher returns than the Funds with larger allocations to the investment-grade debt and short-term debt asset classes. On an absolute basis, both U.S. equities and non-U.S. equities performed very well for the one-year period, having gained traction in the second half of the period after a challenging initial six months. The equity asset classes were the main drivers of the Funds' absolute performance, which resulted in the longer-dated Funds posting the biggest gains during the one-year period ending March 31, 2011. In aggregate, the Funds' underlying U.S. equity investments fell just short of the 17.73% return of the Dow Jones U.S. Total Stock Market IndexSM. Even though seven of the 10 underlying funds (Class F shares) beat the Dow Jones index, major holdings Fidelity® Disciplined Equity Fund and Fidelity® Series Large Cap Value Fund fell short, returning 10.59% and 12.68%, respectively, which dragged on the Funds' overall performance. However, strong results from Fidelity Series Small Cap Opportunities Fund, Fidelity Series Commodity Strategy Fund and Fidelity Small Cap Growth Fund - each gaining more than 26% - buoyed returns. In the non-U.S. equity asset class, the Funds' underlying investments, in aggregate, beat their benchmark, the MSCI® EAFE® (Europe, Australasia, Far East) Index, which gained 10.55%. All six underlying non-U.S. equity funds beat the MSCI index. Fidelity Series International Small Cap Fund and Fidelity Series Emerging Markets Fund led the way, benefiting from a weaker U.S. dollar and the shift toward higher-risk asset classes that occurred in the second half of the period. Turning to the debt asset classes, both investment-grade debt and short-term debt instruments posted a positive absolute return for the year, despite weak performance within these two categories during the second half of the period. Propelled in part by solid relative results from these two categories, the Funds were able to outpace their respective Composite indexes for the 12-month period. The Funds' investment-grade debt category handily beat the Barclays Capital® U.S. Aggregate Bond Index. Fidelity Series Investment Grade Bond Fund helped the Funds' results here, as did Fidelity Strategic Real Return Fund, which roared past the broader bond market. The Funds' high-yield holdings, Fidelity Capital & Income Fund and Fidelity High Income Fund, also did well, as investors' appetite for risk increased. The Funds transitioned out of Capital & Income and High Income and into Fidelity Series High Income Fund during the period. In the short-term debt asset class, Fidelity Short-Term Bond Fund pushed the Funds' aggregate performance in this category well ahead of the 0.19% return of the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,045.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,048.70	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,083.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,095.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,099.10	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,115.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,130.20	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,136.50	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,149.70	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,152.30	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,155.60	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,162.80	$ .27
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.8	0.8
Fidelity Disciplined Equity Fund Class F	2.4	2.5
Fidelity Growth Company Fund Class F	2.1	2.2
Fidelity Series 100 Index Fund	1.6	1.7
Fidelity Series All-Sector Equity Fund Class F	2.9	2.8
Fidelity Series Large Cap Value Fund Class F	2.7	2.6
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.4
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
Fidelity Equity-Income Fund Class F	0.0	0.5
	13.6	14.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.7	0.9
Fidelity Overseas Fund Class F	0.7	1.0
Fidelity Series International Growth Fund Class F	1.5	1.0
Fidelity Series International Small Cap Fund Class F	0.3	0.2
Fidelity Series International Value Fund Class F	1.4	0.9
Fidelity Japan Fund Class F	0.0	0.0*
	4.6	4.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.8	0.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.0*	0.0
Fidelity Series High Income Fund Class F	4.9	0.0
Fidelity Capital & Income Fund Class F	0.0	2.6
Fidelity High Income Fund Class F	0.0	2.6
	4.9	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.0	10.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.2	20.7
Fidelity Strategic Real Return Fund Class F	4.2	4.9
	24.4	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	22.2	19.6
Fidelity Short-Term Bond Fund Class F	17.7	19.7
	39.9	39.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	13.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	24.4%
Short-Term Funds	39.9%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	39.3%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® Income Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund Class F	395,953	$ 5,230,544
Domestic Equity Funds - 13.6%
Fidelity Blue Chip Growth Fund Class F	111,949	5,371,303
Fidelity Disciplined Equity Fund Class F	630,340	15,121,847
Fidelity Growth Company Fund Class F	149,633	13,467,001
Fidelity Series 100 Index Fund	1,123,731	10,338,326
Fidelity Series All-Sector Equity Fund Class F	1,406,110	18,448,160
Fidelity Series Large Cap Value Fund Class F	1,424,697	17,409,803
Fidelity Series Small Cap Opportunities Fund Class F	250,867	2,967,758
Fidelity Small Cap Growth Fund Class F	105,021	1,785,349
Fidelity Small Cap Value Fund Class F	106,074	1,755,529
TOTAL DOMESTIC EQUITY FUNDS		86,665,076
TOTAL DOMESTIC EQUITY FUNDS (Cost $79,998,899)		91,895,620
International Equity Funds - 5.4%

Developed International Equity Funds - 4.6%
Fidelity Diversified International Fund Class F	147,884	4,597,720
Fidelity Overseas Fund Class F	137,947	4,601,915
Fidelity Series International Growth Fund Class F	793,494	9,156,924
Fidelity Series International Small Cap Fund Class F	144,170	1,783,385
Fidelity Series International Value Fund Class F	845,863	8,890,019
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		29,029,963
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund Class F	281,827	5,411,070
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,688,036)		34,441,033
Bond Funds - 40.3%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F	44,553	$ 445,703
Fidelity Series High Income Fund Class F	3,091,731	30,979,145
TOTAL HIGH YIELD BOND FUNDS		31,424,848
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,444,479	69,729,263
Investment Grade Bond Funds - 24.4%
Fidelity Series Investment Grade Bond Fund Class F	11,285,009	128,536,248
Fidelity Strategic Real Return Fund Class F	2,680,344	26,562,212
TOTAL INVESTMENT GRADE BOND FUNDS		155,098,460
TOTAL BOND FUNDS (Cost $252,978,843)		256,252,571
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F	140,957,282	140,957,282
Fidelity Short-Term Bond Fund Class F	13,317,769	112,535,149
TOTAL SHORT-TERM FUNDS (Cost $253,110,965)		253,492,431
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $616,776,743)		636,081,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,123)
NET ASSETS - 100%		$ 636,055,532
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $616,776,743) - See accompanying schedule		$ 636,081,655
Receivable for fund shares sold		857,867
Total assets		636,939,522

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	676,196
Payable for fund shares redeemed	181,670
Transfer agent fees payable	26,121
Total liabilities		883,990

Net Assets		$ 636,055,532
Net Assets consist of:
Paid in capital		$ 611,696,042
Undistributed net investment income		728,326
Accumulated undistributed net realized gain (loss) on investments		4,326,252
Net unrealized appreciation (depreciation) on investments		19,304,912
Net Assets, for 54,662,303 shares outstanding		$ 636,055,532
Net Asset Value, offering price and redemption price per share ($636,055,532 ÷ 54,662,303 shares)		$ 11.64

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 7,175,720

Expenses
Transfer agent fees	$ 205,761
Independent trustees' compensation	1,276
Total expenses		207,037
Net investment income (loss)		6,968,683
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,289,263
Capital gain distributions from underlying funds	5,369,267
Total net realized gain (loss)		7,658,530
Change in net unrealized appreciation (depreciation) on underlying funds		17,616,003
Net gain (loss)		25,274,533
Net increase (decrease) in net assets resulting from operations		$ 32,243,216

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,968,683	$ 604,437
Net realized gain (loss)	7,658,530	260,460
Change in net unrealized appreciation (depreciation)	17,616,003	1,688,909
Net increase (decrease) in net assets resulting from operations	32,243,216	2,553,806
Distributions to shareholders from net investment income	(6,456,673)	(388,119)
Distributions to shareholders from net realized gain	(3,451,587)	(141,152)
Total distributions	(9,908,260)	(529,271)
Share transactions Proceeds from sales of shares	628,789,328	130,282,128
Reinvestment of distributions	9,908,260	529,271
Cost of shares redeemed	(148,753,789)	(9,059,157)
Net increase (decrease) in net assets resulting from share transactions	489,943,799	121,752,242
Total increase (decrease) in net assets	512,278,755	123,776,777

Net Assets
Beginning of period	123,776,777	-
End of period (including undistributed net investment income of $728,326 and undistributed net investment income of $216,318, respectively)	$ 636,055,532	$ 123,776,777
Other Information Shares
Sold	55,680,023	11,929,920
Issued in reinvestment of distributions	870,986	48,564
Redeemed	(13,039,974)	(827,216)
Net increase (decrease)	43,511,035	11,151,268

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.20	.17
Net realized and unrealized gain (loss)	.61	1.09
Total from investment operations	.81	1.26
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.09)	(.03)
Total distributions	(.27)	(.16)
Net asset value, end of period	$ 11.64	$ 11.10
Total Return B	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 636,056	$ 123,777
Portfolio turnover rate	32%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	2.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.9	0.9
Fidelity Disciplined Equity Fund Class F	2.4	2.6
Fidelity Growth Company Fund Class F	2.2	2.3
Fidelity Series 100 Index Fund	1.7	1.7
Fidelity Series All-Sector Equity Fund Class F	3.0	2.9
Fidelity Series Large Cap Value Fund Class F	2.8	2.8
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.5
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
Fidelity Equity-Income Fund Class F	0.0	0.5
	14.1	14.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.7	1.0
Fidelity Overseas Fund Class F	0.7	1.0
Fidelity Series International Growth Fund Class F	1.5	1.0
Fidelity Series International Small Cap Fund Class F	0.3	0.2
Fidelity Series International Value Fund Class F	1.5	1.0
Fidelity Europe Fund Class F	0.0	0.0*
Fidelity Japan Fund Class F	0.0	0.0*
	4.7	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.9	0.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	4.9	0.0
Fidelity Capital & Income Fund Class F	0.0	2.6
Fidelity High Income Fund Class F	0.0	2.6
	5.0	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.7	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	19.6	19.2
Fidelity Strategic Real Return Fund Class F	4.1	4.7
	23.7	23.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	22.1	19.5
Fidelity Short-Term Bond Fund Class F	17.7	19.7
	39.8	39.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.1%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.7%
Investment Grade Bond Funds	23.7%
Short-Term Funds	39.8%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	14.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.2%

Expected
Commodity Funds	2.1%
Domestic Equity Funds	12.7%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	22.9%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2000 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F	355,414	$ 4,695,022
Domestic Equity Funds - 14.1%
Fidelity Blue Chip Growth Fund Class F	75,741	3,634,044
Fidelity Disciplined Equity Fund Class F	426,003	10,219,802
Fidelity Growth Company Fund Class F	100,611	9,054,948
Fidelity Series 100 Index Fund	752,460	6,922,628
Fidelity Series All-Sector Equity Fund Class F	947,737	12,434,312
Fidelity Series Large Cap Value Fund Class F	958,766	11,716,120
Fidelity Series Small Cap Opportunities Fund Class F	167,569	1,982,339
Fidelity Small Cap Growth Fund Class F	71,227	1,210,861
Fidelity Small Cap Value Fund Class F	71,860	1,189,285
TOTAL DOMESTIC EQUITY FUNDS		58,364,339
TOTAL DOMESTIC EQUITY FUNDS (Cost $54,922,276)		63,059,361
International Equity Funds - 5.6%

Developed International Equity Funds - 4.7%
Fidelity Diversified International Fund Class F	99,378	3,089,667
Fidelity Overseas Fund Class F	92,715	3,092,967
Fidelity Series International Growth Fund Class F	535,988	6,185,306
Fidelity Series International Small Cap Fund Class F	97,289	1,203,467
Fidelity Series International Value Fund Class F	571,370	6,005,101
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		19,576,508
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund Class F	190,333	3,654,398
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,648,792)		23,230,906
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F	29,279	$ 292,905
Fidelity Series High Income Fund Class F	2,022,979	20,270,250
TOTAL HIGH YIELD BOND FUNDS		20,563,155
Inflation-Protected Bond Funds - 10.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,123,045	44,611,343
Investment Grade Bond Funds - 23.7%
Fidelity Series Investment Grade Bond Fund Class F	7,150,794	81,447,549
Fidelity Strategic Real Return Fund Class F	1,718,237	17,027,733
TOTAL INVESTMENT GRADE BOND FUNDS		98,475,282
TOTAL BOND FUNDS (Cost $161,251,269)		163,649,780
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Class F	91,566,605	91,566,605
Fidelity Short-Term Bond Fund Class F	8,721,511	73,696,766
TOTAL SHORT-TERM FUNDS (Cost $164,913,446)		165,263,371
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $401,735,783)		415,203,418
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,102)
NET ASSETS - 100%		$ 415,186,316
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $401,735,783) - See accompanying schedule		$ 415,203,418
Receivable for fund shares sold		415,029
Total assets		415,618,447

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	189,563
Payable for fund shares redeemed	225,466
Transfer agent fees payable	17,100
Total liabilities		432,131

Net Assets		$ 415,186,316
Net Assets consist of:
Paid in capital		$ 397,071,614
Undistributed net investment income		1,132,386
Accumulated undistributed net realized gain (loss) on investments		3,514,681
Net unrealized appreciation (depreciation) on investments		13,467,635
Net Assets, for 35,107,585 shares outstanding		$ 415,186,316
Net Asset Value, offering price and redemption price per share ($415,186,316 ÷ 35,107,585 shares)		$ 11.83

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 5,054,556

Expenses
Transfer agent fees	$ 147,991
Independent trustees' compensation	930
Total expenses		148,921
Net investment income (loss)		4,905,635
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,973,490
Capital gain distributions from underlying funds	3,701,081
Total net realized gain (loss)		5,674,571
Change in net unrealized appreciation (depreciation) on underlying funds		11,835,565
Net gain (loss)		17,510,136
Net increase (decrease) in net assets resulting from operations		$ 22,415,771

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,905,635	$ 583,523
Net realized gain (loss)	5,674,571	354,117
Change in net unrealized appreciation (depreciation)	11,835,565	1,632,070
Net increase (decrease) in net assets resulting from operations	22,415,771	2,569,710
Distributions to shareholders from net investment income	(4,071,749)	(285,023)
Distributions to shareholders from net realized gain	(2,276,488)	(237,519)
Total distributions	(6,348,237)	(522,542)
Share transactions Proceeds from sales of shares	383,681,237	91,423,228
Reinvestment of distributions	6,348,237	522,542
Cost of shares redeemed	(78,384,622)	(6,519,008)
Net increase (decrease) in net assets resulting from share transactions	311,644,852	85,426,762
Total increase (decrease) in net assets	327,712,386	87,473,930

Net Assets
Beginning of period	87,473,930	-
End of period (including undistributed net investment income of $1,132,386 and undistributed net investment income of $298,500, respectively)	$ 415,186,316	$ 87,473,930
Other Information Shares
Sold	33,527,557	8,351,510
Issued in reinvestment of distributions	550,228	47,634
Redeemed	(6,779,360)	(589,984)
Net increase (decrease)	27,298,425	7,809,160

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.20	.19
Net realized and unrealized gain (loss)	.65	1.12
Total from investment operations	.85	1.31
Distributions from net investment income	(.14)	(.06)
Distributions from net realized gain	(.08)	(.05)
Total distributions	(.22)	(.11)
Net asset value, end of period	$ 11.83	$ 11.20
Total Return B	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,186	$ 87,474
Portfolio turnover rate	36%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.6	4.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.7	1.7
Fidelity Disciplined Equity Fund Class F	4.7	5.0
Fidelity Growth Company Fund Class F	4.2	4.4
Fidelity Series 100 Index Fund	3.2	3.4
Fidelity Series All-Sector Equity Fund Class F	5.7	5.6
Fidelity Series Large Cap Value Fund Class F	5.4	5.4
Fidelity Series Small Cap Opportunities Fund Class F	0.9	0.9
Fidelity Small Cap Growth Fund Class F	0.5	0.5
Fidelity Small Cap Value Fund Class F	0.5	0.6
Fidelity Equity-Income Fund Class F	0.0	1.0
	26.8	28.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	1.5	2.2
Fidelity Overseas Fund Class F	1.5	2.2
Fidelity Series International Growth Fund Class F	2.9	2.2
Fidelity Series International Small Cap Fund Class F	0.6	0.4
Fidelity Series International Value Fund Class F	2.8	2.1
Fidelity Europe Fund Class F	0.0	0.5
Fidelity Japan Fund Class F	0.0	0.2
	9.3	9.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.7	1.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	4.8	0.0
Fidelity Capital & Income Fund Class F	0.0	2.5
Fidelity High Income Fund Class F	0.0	2.6
	4.9	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.0	8.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.4	18.1
Fidelity Strategic Real Return Fund Class F	3.8	4.3
	22.2	22.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	12.5	10.0
Fidelity Short-Term Bond Fund Class F	10.0	10.1
	22.5	20.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	26.8%
Developed International Equity Funds	9.3%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.2%
Short-Term Funds	22.5%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	28.5%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	22.4%
Short-Term Funds	20.1%

Expected
Commodity Funds	4.4%
Domestic Equity Funds	24.7%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	20.5%
Short-Term Funds	24.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2005 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 30.4%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund Class F	704,875	$ 9,311,401
Domestic Equity Funds - 26.8%
Fidelity Blue Chip Growth Fund Class F	89,458	4,292,177
Fidelity Disciplined Equity Fund Class F	501,928	12,041,257
Fidelity Growth Company Fund Class F	119,086	10,717,707
Fidelity Series 100 Index Fund	891,341	8,200,334
Fidelity Series All-Sector Equity Fund Class F	1,120,082	14,695,477
Fidelity Series Large Cap Value Fund Class F	1,133,241	13,848,203
Fidelity Series Small Cap Opportunities Fund Class F	199,652	2,361,883
Fidelity Small Cap Growth Fund Class F	82,351	1,399,965
Fidelity Small Cap Value Fund Class F	83,136	1,375,898
TOTAL DOMESTIC EQUITY FUNDS		68,932,901
TOTAL DOMESTIC EQUITY FUNDS (Cost $67,398,710)		78,244,302
International Equity Funds - 11.0%

Developed International Equity Funds - 9.3%
Fidelity Diversified International Fund Class F	121,540	3,778,679
Fidelity Overseas Fund Class F	113,377	3,782,270
Fidelity Series International Growth Fund Class F	657,646	7,589,240
Fidelity Series International Small Cap Fund Class F	119,407	1,477,065
Fidelity Series International Value Fund Class F	701,096	7,368,518
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		23,995,772
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund Class F	233,547	4,484,094
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,199,638)		28,479,866
Bond Funds - 36.1%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F	18,061	$ 180,686
Fidelity Series High Income Fund Class F	1,245,063	12,475,533
TOTAL HIGH YIELD BOND FUNDS		12,656,219
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,148,069	23,242,108
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund Class F	4,151,579	47,286,481
Fidelity Strategic Real Return Fund Class F	994,415	9,854,655
TOTAL INVESTMENT GRADE BOND FUNDS		57,141,136
TOTAL BOND FUNDS (Cost $91,762,412)		93,039,463
Short-Term Funds - 22.5%

Fidelity Institutional Money Market Portfolio Class F	32,316,640	32,316,640
Fidelity Short-Term Bond Fund Class F	3,046,989	25,747,059
TOTAL SHORT-TERM FUNDS (Cost $57,989,281)		58,063,699
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $242,350,041)		257,827,330
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,605)
NET ASSETS - 100%		$ 257,816,725
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $242,350,041) - See accompanying schedule		$ 257,827,330
Cash		1
Receivable for fund shares sold		319,359
Total assets		258,146,690

Liabilities
Payable for investments purchased	$ 122,795
Payable for fund shares redeemed	196,565
Transfer agent fees payable	10,605
Total liabilities		329,965

Net Assets		$ 257,816,725
Net Assets consist of:
Paid in capital		$ 239,099,178
Undistributed net investment income		556,880
Accumulated undistributed net realized gain (loss) on investments		2,683,378
Net unrealized appreciation (depreciation) on investments		15,477,289
Net Assets, for 20,113,569 shares outstanding		$ 257,816,725
Net Asset Value, offering price and redemption price per share ($257,816,725 ÷ 20,113,569 shares)		$ 12.82

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 2,858,945

Expenses
Transfer agent fees	$ 84,566
Independent trustees' compensation	524
Total expenses		85,090
Net investment income (loss)		2,773,855
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,183,105
Capital gain distributions from underlying funds	3,066,869
Total net realized gain (loss)		4,249,974
Change in net unrealized appreciation (depreciation) on underlying funds		13,852,837
Net gain (loss)		18,102,811
Net increase (decrease) in net assets resulting from operations		$ 20,876,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,773,855	$ 354,814
Net realized gain (loss)	4,249,974	260,156
Change in net unrealized appreciation (depreciation)	13,852,837	1,624,452
Net increase (decrease) in net assets resulting from operations	20,876,666	2,239,422
Distributions to shareholders from net investment income	(2,403,590)	(168,200)
Distributions to shareholders from net realized gain	(1,692,191)	(134,560)
Total distributions	(4,095,781)	(302,760)
Share transactions Proceeds from sales of shares	232,606,824	67,784,563
Reinvestment of distributions	4,095,781	302,759
Cost of shares redeemed	(60,749,803)	(4,940,946)
Net increase (decrease) in net assets resulting from share transactions	175,952,802	63,146,376
Total increase (decrease) in net assets	192,733,687	65,083,038

Net Assets
Beginning of period	65,083,038	-
End of period (including undistributed net investment income of $556,880 and undistributed net investment income of $186,614, respectively)	$ 257,816,725	$ 65,083,038
Other Information Shares
Sold	19,228,006	5,890,801
Issued in reinvestment of distributions	332,048	26,190
Redeemed	(4,938,344)	(425,132)
Net increase (decrease)	14,621,710	5,491,859

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.21	.18
Net realized and unrealized gain (loss)	1.05	1.76
Total from investment operations	1.26	1.94
Distributions from net investment income	(.17)	(.05)
Distributions from net realized gain	(.12)	(.04)
Total distributions	(.29)	(.09)
Net asset value, end of period	$ 12.82	$ 11.85
Total Return B	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.06% A
Expenses net of fee waivers, if any	.05%	.06% A
Expenses net of all reductions	.05%	.06% A
Net investment income (loss)	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,817	$ 65,083
Portfolio turnover rate	47%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.4	4.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0	2.0
Fidelity Disciplined Equity Fund Class F	5.5	5.7
Fidelity Growth Company Fund Class F	4.9	5.0
Fidelity Series 100 Index Fund	3.8	3.9
Fidelity Series All-Sector Equity Fund Class F	6.8	6.4
Fidelity Series Large Cap Value Fund Class F	6.4	6.2
Fidelity Series Small Cap Opportunities Fund Class F	1.1	1.0
Fidelity Small Cap Growth Fund Class F	0.6	0.6
Fidelity Small Cap Value Fund Class F	0.6	0.6
Fidelity Equity-Income Fund Class F	0.0	1.1
	31.7	32.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	1.7	2.6
Fidelity Overseas Fund Class F	1.8	2.7
Fidelity Series International Growth Fund Class F	3.5	2.6
Fidelity Series International Small Cap Fund Class F	0.7	0.5
Fidelity Series International Value Fund Class F	3.4	2.6
Fidelity Europe Fund Class F	0.0	0.6
Fidelity Japan Fund Class F	0.0	0.2
	11.1	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.1	1.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	4.8	0.0
Fidelity Capital & Income Fund Class F	0.0	2.6
Fidelity High Income Fund Class F	0.0	2.5
	4.9	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.5	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.2	20.2
Fidelity Strategic Real Return Fund Class F	4.5	5.0
	25.7	25.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.9	5.0
Fidelity Short-Term Bond Fund Class F	4.7	5.1
	10.6	10.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.4%
Domestic Equity Funds	31.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.6%

Six months ago
Commodity Funds	4.7%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	25.2%
Short-Term Funds	10.1%

Expected
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.1%
Short-Term Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2010 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund Class F	8,833,701	$ 116,693,190
Domestic Equity Funds - 31.7%
Fidelity Blue Chip Growth Fund Class F	1,093,628	52,472,269
Fidelity Disciplined Equity Fund Class F	6,164,877	147,895,396
Fidelity Growth Company Fund Class F	1,459,909	131,391,808
Fidelity Series 100 Index Fund	10,911,878	100,389,277
Fidelity Series All-Sector Equity Fund Class F	13,739,977	180,268,503
Fidelity Series Large Cap Value Fund Class F	13,902,558	169,889,256
Fidelity Series Small Cap Opportunities Fund Class F	2,449,241	28,974,516
Fidelity Small Cap Growth Fund Class F	1,010,476	17,178,100
Fidelity Small Cap Value Fund Class F	1,020,108	16,882,791
TOTAL DOMESTIC EQUITY FUNDS		845,341,916
TOTAL DOMESTIC EQUITY FUNDS (Cost $838,355,192)		962,035,106
International Equity Funds - 13.2%

Developed International Equity Funds - 11.1%
Fidelity Diversified International Fund Class F	1,498,192	46,578,791
Fidelity Overseas Fund Class F	1,397,587	46,623,511
Fidelity Series International Growth Fund Class F	8,084,893	93,299,665
Fidelity Series International Small Cap Fund Class F	1,468,293	18,162,780
Fidelity Series International Value Fund Class F	8,618,285	90,578,176
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		295,242,923
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	2,871,368	55,130,268
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $312,576,378)		350,373,191
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F	187,589	$ 1,876,664
Fidelity Series High Income Fund Class F	12,898,100	129,238,963
TOTAL HIGH YIELD BOND FUNDS		131,115,627
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,388,866	253,067,530
Investment Grade Bond Funds - 25.7%
Fidelity Series Investment Grade Bond Fund Class F	49,720,181	566,312,858
Fidelity Strategic Real Return Fund Class F	11,977,845	118,700,441
TOTAL INVESTMENT GRADE BOND FUNDS		685,013,299
TOTAL BOND FUNDS (Cost $1,054,738,080)		1,069,196,456
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Class F	157,081,410	157,081,410
Fidelity Short-Term Bond Fund Class F	14,989,352	126,660,023
TOTAL SHORT-TERM FUNDS (Cost $283,282,908)		283,741,433
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,488,952,558)		2,665,346,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109,672)
NET ASSETS - 100%		$ 2,665,236,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $2,488,952,558) - See accompanying schedule		$ 2,665,346,186
Cash		3
Receivable for fund shares sold		3,527,674
Total assets		2,668,873,863

Liabilities
Payable for investments purchased	$ 419,104
Payable for fund shares redeemed	3,108,579
Transfer agent fees payable	109,666
Total liabilities		3,637,349

Net Assets		$ 2,665,236,514
Net Assets consist of:
Paid in capital		$ 2,452,322,567
Undistributed net investment income		5,939,567
Accumulated undistributed net realized gain (loss) on investments		30,580,752
Net unrealized appreciation (depreciation) on investments		176,393,628
Net Assets, for 203,101,090 shares outstanding		$ 2,665,236,514
Net Asset Value, offering price and redemption price per share ($2,665,236,514 ÷ 203,101,090 shares)		$ 13.12

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 30,952,988

Expenses
Transfer agent fees	$ 859,378
Independent trustees' compensation	5,405
Total expenses		864,783
Net investment income (loss)		30,088,205
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,595,588
Capital gain distributions from underlying funds	36,586,057
Total net realized gain (loss)		47,181,645
Change in net unrealized appreciation (depreciation) on underlying funds		159,524,123
Net gain (loss)		206,705,768
Net increase (decrease) in net assets resulting from operations		$ 236,793,973

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,088,205	$ 3,251,744
Net realized gain (loss)	47,181,645	2,684,403
Change in net unrealized appreciation (depreciation)	159,524,123	16,869,505
Net increase (decrease) in net assets resulting from operations	236,793,973	22,805,652
Distributions to shareholders from net investment income	(25,935,679)	(1,464,703)
Distributions to shareholders from net realized gain	(18,113,533)	(1,171,762)
Total distributions	(44,049,212)	(2,636,465)
Share transactions Proceeds from sales of shares	2,276,638,377	694,362,957
Reinvestment of distributions	44,049,211	2,636,465
Cost of shares redeemed	(523,899,605)	(41,464,839)
Net increase (decrease) in net assets resulting from share transactions	1,796,787,983	655,534,583
Total increase (decrease) in net assets	1,989,532,744	675,703,770

Net Assets
Beginning of period	675,703,770	-
End of period (including undistributed net investment income of $5,939,567 and undistributed net investment income of $1,787,041, respectively)	$ 2,665,236,514	$ 675,703,770
Other Information Shares
Sold	185,049,197	59,763,680
Issued in reinvestment of distributions	3,505,722	226,112
Redeemed	(41,896,237)	(3,547,384)
Net increase (decrease)	146,658,682	56,442,408

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.23	.17
Net realized and unrealized gain (loss)	1.21	1.89
Total from investment operations	1.44	2.06
Distributions from net investment income	(.17)	(.05)
Distributions from net realized gain	(.12)	(.04)
Total distributions	(.29)	(.09)
Net asset value, end of period	$ 13.12	$ 11.97
Total Return B	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,665,237	$ 675,704
Portfolio turnover rate	42%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.5	4.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0	2.0
Fidelity Disciplined Equity Fund Class F	5.7	5.9
Fidelity Growth Company Fund Class F	5.0	5.2
Fidelity Series 100 Index Fund	3.9	4.0
Fidelity Series All-Sector Equity Fund Class F	6.9	6.6
Fidelity Series Large Cap Value Fund Class F	6.5	6.3
Fidelity Series Small Cap Opportunities Fund Class F	1.1	1.0
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
Fidelity Equity-Income Fund Class F	0.0	1.1
	32.5	33.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	1.8	2.7
Fidelity Overseas Fund Class F	1.8	2.7
Fidelity Series International Growth Fund Class F	3.6	2.7
Fidelity Series International Small Cap Fund Class F	0.7	0.5
Fidelity Series International Value Fund Class F	3.5	2.6
Fidelity Europe Fund Class F	0.0	0.6
Fidelity Japan Fund Class F	0.0	0.2
	11.4	12.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.1	1.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	4.8	0.0
Fidelity Capital & Income Fund Class F	0.0	2.6
Fidelity High Income Fund Class F	0.0	2.6
	4.9	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.8	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.8	20.5
Fidelity Strategic Real Return Fund Class F	4.5	5.0
	26.3	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.3	4.5
Fidelity Short-Term Bond Fund Class F	4.2	4.5
	9.5	9.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.5%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	4.9%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	26.3%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	4.8%
Domestic Equity Funds	33.5%
Developed International Equity Funds	12.0%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	25.5%
Short-Term Funds	9.0%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.5%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation ot September 30, 2011.

Annual Report

Fidelity Freedom K® 2015 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
Commodity Funds - 4.5%
Fidelity Series Commodity Strategy Fund Class F	10,731,406	$ 141,761,872
Domestic Equity Funds - 32.5%
Fidelity Blue Chip Growth Fund Class F	1,322,197	63,439,035
Fidelity Disciplined Equity Fund Class F	7,445,228	178,611,014
Fidelity Growth Company Fund Class F	1,763,091	158,678,172
Fidelity Series 100 Index Fund	13,200,409	121,443,759
Fidelity Series All-Sector Equity Fund Class F	16,602,136	217,820,027
Fidelity Series Large Cap Value Fund Class F	16,798,169	205,273,631
Fidelity Series Small Cap Opportunities Fund Class F	2,968,365	35,115,754
Fidelity Small Cap Growth Fund Class F	1,229,157	20,895,671
Fidelity Small Cap Value Fund Class F	1,240,386	20,528,391
TOTAL DOMESTIC EQUITY FUNDS		1,021,805,454
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,011,895,166)		1,163,567,326
International Equity Funds - 13.5%

Developed International Equity Funds - 11.4%
Fidelity Diversified International Fund Class F	1,826,372	56,781,909
Fidelity Overseas Fund Class F	1,703,623	56,832,873
Fidelity Series International Growth Fund Class F	9,789,727	112,973,450
Fidelity Series International Small Cap Fund Class F	1,777,594	21,988,839
Fidelity Series International Value Fund Class F	10,436,692	109,689,638
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		358,266,709
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	3,476,714	66,752,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $379,896,634)		425,019,624
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F	220,977	$ 2,210,706
Fidelity Series High Income Fund Class F	15,210,079	152,404,994
TOTAL HIGH YIELD BOND FUNDS		154,615,700
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	25,745,232	278,563,412
Investment Grade Bond Funds - 26.3%
Fidelity Series Investment Grade Bond Fund Class F	60,377,977	687,705,153
Fidelity Strategic Real Return Fund Class F	14,155,499	140,281,000
TOTAL INVESTMENT GRADE BOND FUNDS		827,986,153
TOTAL BOND FUNDS (Cost $1,245,090,672)		1,261,165,265
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Class F	166,469,273	166,469,273
Fidelity Short-Term Bond Fund Class F	15,711,379	132,761,155
TOTAL SHORT-TERM FUNDS (Cost $298,763,998)		299,230,428
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,935,646,470)		3,148,982,643
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,074)
NET ASSETS - 100%		$ 3,148,853,569
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $2,935,646,470) - See accompanying schedule		$ 3,148,982,643
Receivable for fund shares sold		6,410,234
Total assets		3,155,392,877

Liabilities
Payable for investments purchased	$ 4,621,970
Payable for fund shares redeemed	1,788,267
Transfer agent fees payable	129,071
Total liabilities		6,539,308

Net Assets		$ 3,148,853,569
Net Assets consist of:
Paid in capital		$ 2,893,408,858
Undistributed net investment income		6,900,416
Accumulated undistributed net realized gain (loss) on investments		35,208,122
Net unrealized appreciation (depreciation) on investments		213,336,173
Net Assets, for 239,156,232 shares outstanding		$ 3,148,853,569
Net Asset Value, offering price and redemption price per share ($3,148,853,569 ÷ 239,156,232 shares)		$ 13.17

Statement of Operations

	Year ended March 31, 2011

Investment Income
Income distributions from underlying funds		$ 35,971,468

Expenses
Transfer agent fees	$ 992,240
Independent trustees' compensation	6,245
Total expenses		998,485
Net investment income (loss)		34,972,983
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,638,264
Capital gain distributions from underlying funds	42,981,321
Total net realized gain (loss)		55,619,585
Change in net unrealized appreciation (depreciation) on underlying funds		190,169,904
Net gain (loss)		245,789,489
Net increase (decrease) in net assets resulting from operations		$ 280,762,472

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,972,983	$ 5,103,464
Net realized gain (loss)	55,619,585	4,530,965
Change in net unrealized appreciation (depreciation)	190,169,904	23,166,269
Net increase (decrease) in net assets resulting from operations	280,762,472	32,800,698
Distributions to shareholders from net investment income	(30,312,704)	(2,863,327)
Distributions to shareholders from net realized gain	(22,692,671)	(2,249,757)
Total distributions	(53,005,375)	(5,113,084)
Share transactions Proceeds from sales of shares	2,514,470,292	876,846,062
Reinvestment of distributions	53,005,375	5,113,083
Cost of shares redeemed	(516,721,607)	(39,304,347)
Net increase (decrease) in net assets resulting from share transactions	2,050,754,060	842,654,798
Total increase (decrease) in net assets	2,278,511,157	870,342,412

Net Assets
Beginning of period	870,342,412	-
End of period (including undistributed net investment income of $6,900,416 and undistributed net investment income of $2,240,137, respectively)	$ 3,148,853,569	$ 870,342,412
Other Information Shares
Sold	203,481,934	75,347,988
Issued in reinvestment of distributions	4,211,833	437,016
Redeemed	(40,976,287)	(3,346,252)
Net increase (decrease)	166,717,480	72,438,752

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.23	.19
Net realized and unrealized gain (loss)	1.24	1.95
Total from investment operations	1.47	2.14
Distributions from net investment income	(.18)	(.07)
Distributions from net realized gain	(.14)	(.06)
Total distributions	(.31) G	(.13)
Net asset value, end of period	$ 13.17	$ 12.01
Total Return B	12.42%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,148,854	$ 870,342
Portfolio turnover rate	35%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.6	5.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.4	2.4
Fidelity Disciplined Equity Fund Class F	6.7	7.0
Fidelity Growth Company Fund Class F	5.9	6.1
Fidelity Series 100 Index Fund	4.5	4.7
Fidelity Series All-Sector Equity Fund Class F	8.1	7.8
Fidelity Series Large Cap Value Fund Class F	7.7	7.5
Fidelity Series Small Cap Opportunities Fund Class F	1.3	1.3
Fidelity Small Cap Growth Fund Class F	0.8	0.8
Fidelity Small Cap Value Fund Class F	0.8	0.8
Fidelity Equity-Income Fund Class F	0.0	1.3
	38.2	39.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.1	3.3
Fidelity Overseas Fund Class F	2.2	3.3
Fidelity Series International Growth Fund Class F	4.3	3.2
Fidelity Series International Small Cap Fund Class F	0.8	0.6
Fidelity Series International Value Fund Class F	4.1	3.2
Fidelity Europe Fund Class F	0.0	0.8
Fidelity Japan Fund Class F	0.0	0.3
	13.5	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.5	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	6.3	0.0
Fidelity Capital & Income Fund Class F	0.0	3.5
Fidelity High Income Fund Class F	0.0	3.4
	6.4	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	6.7	5.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	19.2	17.6
Fidelity Strategic Real Return Fund Class F	4.0	4.2
	23.2	21.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.2	1.5
Fidelity Short-Term Bond Fund Class F	1.7	1.6
	3.9	3.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	38.2%
Developed International Equity Funds	13.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	6.4%
Inflation-Protected Bond Funds	6.7%
Investment Grade Bond Funds	23.2%
Short-Term Funds	3.9%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	39.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	5.9%
Investment Grade Bond Funds	21.8%
Short-Term Funds	3.1%

Expected
Commodity Funds	6.4%
Domestic Equity Funds	36.4%
Developed International Equity Funds	13.3%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.3%
Inflation-Protected Bond Funds	8.0%
Investment Grade Bond Funds	22.5%
Short-Term Funds	4.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2020 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 43.8%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F	28,254,287	$ 373,239,129
Domestic Equity Funds - 38.2%
Fidelity Blue Chip Growth Fund Class F	3,274,949	157,132,035
Fidelity Disciplined Equity Fund Class F	18,443,751	442,465,596
Fidelity Growth Company Fund Class F	4,372,899	393,560,894
Fidelity Series 100 Index Fund	32,755,049	301,346,449
Fidelity Series All-Sector Equity Fund Class F	41,159,078	540,007,097
Fidelity Series Large Cap Value Fund Class F	41,648,457	508,944,145
Fidelity Series Small Cap Opportunities Fund Class F	7,327,858	86,688,561
Fidelity Small Cap Growth Fund Class F	3,025,779	51,438,244
Fidelity Small Cap Value Fund Class F	3,055,041	50,560,930
TOTAL DOMESTIC EQUITY FUNDS		2,532,143,951
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,543,948,487)		2,905,383,080
International Equity Funds - 16.0%

Developed International Equity Funds - 13.5%
Fidelity Diversified International Fund Class F	4,546,682	141,356,339
Fidelity Overseas Fund Class F	4,241,282	141,489,155
Fidelity Series International Growth Fund Class F	24,390,218	281,463,115
Fidelity Series International Small Cap Fund Class F	4,429,109	54,788,084
Fidelity Series International Value Fund Class F	26,001,650	273,277,340
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		892,374,033
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F	8,662,236	166,314,936
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $947,311,404)		1,058,688,969
Bond Funds - 36.3%
	Shares	Value
High Yield Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund Class F	605,832	$ 6,060,771
Fidelity Series High Income Fund Class F	41,884,081	419,678,489
TOTAL HIGH YIELD BOND FUNDS		425,739,260
Inflation-Protected Bond Funds - 6.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	40,892,473	442,456,555
Investment Grade Bond Funds - 23.2%
Fidelity Series Investment Grade Bond Fund Class F	111,992,733	1,275,597,222
Fidelity Strategic Real Return Fund Class F	26,540,712	263,018,455
TOTAL INVESTMENT GRADE BOND FUNDS		1,538,615,677
TOTAL BOND FUNDS (Cost $2,380,202,582)		2,406,811,492
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Class F	145,927,615	145,927,615
Fidelity Short-Term Bond Fund Class F	13,731,110	116,027,882
TOTAL SHORT-TERM FUNDS (Cost $261,759,172)		261,955,497
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,133,221,645)		6,632,839,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270,185)
NET ASSETS - 100%		$ 6,632,568,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $6,133,221,645) - See accompanying schedule		$ 6,632,839,038
Receivable for fund shares sold		7,910,678
Total assets		6,640,749,716

Liabilities
Payable for investments purchased	$ 5,469,322
Payable for fund shares redeemed	2,441,382
Transfer agent fees payable	270,159
Total liabilities		8,180,863

Net Assets		$ 6,632,568,853
Net Assets consist of:
Paid in capital		$ 6,031,377,185
Undistributed net investment income		13,788,564
Accumulated undistributed net realized gain (loss) on investments		87,785,711
Net unrealized appreciation (depreciation) on investments		499,617,393
Net Assets, for 483,459,132 shares outstanding		$ 6,632,568,853
Net Asset Value, offering price and redemption price per share ($6,632,568,853 ÷ 483,459,132 shares)		$ 13.72

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 76,365,449

Expenses
Transfer agent fees	$ 2,036,245
Independent trustees' compensation	12,718
Total expenses		2,048,963
Net investment income (loss)		74,316,486
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,783,155
Capital gain distributions from underlying funds	95,997,494
Total net realized gain (loss)		125,780,649
Change in net unrealized appreciation (depreciation) on underlying funds		451,256,230
Net gain (loss)		577,036,879
Net increase (decrease) in net assets resulting from operations		$ 651,353,365

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,316,486	$ 7,657,611
Net realized gain (loss)	125,780,649	7,624,485
Change in net unrealized appreciation (depreciation)	451,256,230	48,361,163
Net increase (decrease) in net assets resulting from operations	651,353,365	63,643,259
Distributions to shareholders from net investment income	(64,244,076)	(3,941,456)
Distributions to shareholders from net realized gain	(42,663,330)	(2,956,092)
Total distributions	(106,907,406)	(6,897,548)
Share transactions Proceeds from sales of shares	5,176,080,099	1,574,861,111
Reinvestment of distributions	106,907,406	6,897,547
Cost of shares redeemed	(780,214,211)	(53,154,769)
Net increase (decrease) in net assets resulting from share transactions	4,502,773,294	1,528,603,889
Total increase (decrease) in net assets	5,047,219,253	1,585,349,600

Net Assets
Beginning of period	1,585,349,600	-
End of period (including undistributed net investment income of $13,788,564 and undistributed net investment income of $3,716,155, respectively)	$ 6,632,568,853	$ 1,585,349,600
Other Information Shares
Sold	407,011,827	132,007,180
Issued in reinvestment of distributions	8,197,375	573,839
Redeemed	(59,907,306)	(4,423,783)
Net increase (decrease)	355,301,896	128,157,236

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.18
Net realized and unrealized gain (loss)	1.42	2.30
Total from investment operations	1.66	2.48
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.31)	(.11)
Net asset value, end of period	$ 13.72	$ 12.37
Total Return B	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,632,569	$ 1,585,350
Portfolio turnover rate	37%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.8	6.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.7	2.7
Fidelity Disciplined Equity Fund Class F	7.7	8.0
Fidelity Growth Company Fund Class F	6.9	7.0
Fidelity Series 100 Index Fund	5.2	5.4
Fidelity Series All-Sector Equity Fund Class F	9.4	8.9
Fidelity Series Large Cap Value Fund Class F	8.8	8.6
Fidelity Series Small Cap Opportunities Fund Class F	1.5	1.4
Fidelity Small Cap Growth Fund Class F	0.9	0.9
Fidelity Small Cap Value Fund Class F	0.9	0.9
Fidelity Equity-Income Fund Class F	0.0	1.5
	44.0	45.3
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.5	3.7
Fidelity Overseas Fund Class F	2.5	3.7
Fidelity Series International Growth Fund Class F	4.9	3.6
Fidelity Series International Small Cap Fund Class F	0.9	0.7
Fidelity Series International Value Fund Class F	4.8	3.5
Fidelity Europe Fund Class F	0.0	0.7
Fidelity Japan Fund Class F	0.0	0.3
	15.6	16.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.9	2.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	7.1	0.0
Fidelity Capital & Income Fund Class F	0.0	3.8
Fidelity High Income Fund Class F	0.0	3.7
	7.2	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.7	3.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	16.4	14.9
Fidelity Strategic Real Return Fund Class F	3.3	3.6
	19.7	18.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.1	0.0*
Fidelity Short-Term Bond Fund Class F	0.0*	0.0*
	0.1	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	44.0%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.7%
Short-Term Funds	0.1%

Six months ago
Commodity Funds	6.4%
Domestic Equity Funds	45.3%
Developed International Equity Funds	16.2%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	18.5%
Short-Term Funds	0.0%*

Expected
Commodity Funds	7.6%
Domestic Equity Funds	42.8%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.9%
Investment Grade Bond Funds	18.6%
Short-Term Funds	0.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2025 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 50.8%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund Class F	17,784,819	$ 234,937,460
Domestic Equity Funds - 44.0%
Fidelity Blue Chip Growth Fund Class F	1,969,623	94,502,529
Fidelity Disciplined Equity Fund Class F	11,068,153	265,524,997
Fidelity Growth Company Fund Class F	2,624,592	236,213,238
Fidelity Series 100 Index Fund	19,629,921	180,595,271
Fidelity Series All-Sector Equity Fund Class F	24,684,783	323,864,352
Fidelity Series Large Cap Value Fund Class F	24,977,069	305,219,786
Fidelity Series Small Cap Opportunities Fund Class F	4,406,556	52,129,555
Fidelity Small Cap Growth Fund Class F	1,824,074	31,009,265
Fidelity Small Cap Value Fund Class F	1,841,740	30,480,795
TOTAL DOMESTIC EQUITY FUNDS		1,519,539,788
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,533,575,849)		1,754,477,248
International Equity Funds - 18.5%

Developed International Equity Funds - 15.6%
Fidelity Diversified International Fund Class F	2,735,354	85,042,169
Fidelity Overseas Fund Class F	2,551,515	85,118,529
Fidelity Series International Growth Fund Class F	14,706,812	169,716,614
Fidelity Series International Small Cap Fund Class F	2,670,464	33,033,639
Fidelity Series International Value Fund Class F	15,679,453	164,791,048
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		537,701,999
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F	5,223,045	100,282,470
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $572,689,629)		637,984,469
Bond Funds - 30.6%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund Class F	352,880	$ 3,530,256
Fidelity Series High Income Fund Class F	24,362,179	244,109,031
TOTAL HIGH YIELD BOND FUNDS		247,639,287
Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,963,106	129,440,805
Investment Grade Bond Funds - 19.7%
Fidelity Series Investment Grade Bond Fund Class F	49,685,318	565,915,775
Fidelity Strategic Real Return Fund Class F	11,588,095	114,838,022
TOTAL INVESTMENT GRADE BOND FUNDS		680,753,797
TOTAL BOND FUNDS (Cost $1,047,487,060)		1,057,833,889
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Class F	2,280,340	2,280,340
Fidelity Short-Term Bond Fund Class F	202,446	1,710,671
TOTAL SHORT-TERM FUNDS (Cost $3,994,371)		3,991,011
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,157,746,909)		3,454,286,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		(140,185)
NET ASSETS - 100%		$ 3,454,146,432
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $3,157,746,909) - See accompanying schedule		$ 3,454,286,617
Receivable for fund shares sold		5,029,376
Total assets		3,459,315,993

Liabilities
Payable for investments purchased	$ 2,756,155
Payable for fund shares redeemed	2,273,241
Transfer agent fees payable	140,165
Total liabilities		5,169,561

Net Assets		$ 3,454,146,432
Net Assets consist of:
Paid in capital		$ 3,098,645,294
Undistributed net investment income		6,594,635
Accumulated undistributed net realized gain (loss) on investments		52,366,795
Net unrealized appreciation (depreciation) on investments		296,539,708
Net Assets, for 246,852,352 shares outstanding		$ 3,454,146,432
Net Asset Value, offering price and redemption price per share ($3,454,146,432 ÷ 246,852,352 shares)		$ 13.99

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 40,170,717

Expenses
Transfer agent fees	$ 1,072,463
Independent trustees' compensation	6,722
Total expenses		1,079,185
Net investment income (loss)		39,091,532
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,592,819
Capital gain distributions from underlying funds	53,560,334
Total net realized gain (loss)		72,153,153
Change in net unrealized appreciation (depreciation) on underlying funds		265,539,042
Net gain (loss)		337,692,195
Net increase (decrease) in net assets resulting from operations		$ 376,783,727

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,091,532	$ 4,790,898
Net realized gain (loss)	72,153,153	5,316,627
Change in net unrealized appreciation (depreciation)	265,539,042	31,000,666
Net increase (decrease) in net assets resulting from operations	376,783,727	41,108,191
Distributions to shareholders from net investment income	(34,402,821)	(2,884,974)
Distributions to shareholders from net realized gain	(23,042,290)	(2,060,695)
Total distributions	(57,445,111)	(4,945,669)
Share transactions Proceeds from sales of shares	2,604,764,940	924,624,223
Reinvestment of distributions	57,445,111	4,945,668
Cost of shares redeemed	(457,819,704)	(35,314,944)
Net increase (decrease) in net assets resulting from share transactions	2,204,390,347	894,254,947
Total increase (decrease) in net assets	2,523,728,963	930,417,469

Net Assets
Beginning of period	930,417,469	-
End of period (including undistributed net investment income of $6,594,635 and undistributed net investment income of $1,905,924, respectively)	$ 3,454,146,432	$ 930,417,469
Other Information Shares
Sold	202,487,978	76,929,257
Issued in reinvestment of distributions	4,343,712	407,722
Redeemed	(34,400,118)	(2,916,199)
Net increase (decrease)	172,431,572	74,420,780
Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.25	.18
Net realized and unrealized gain (loss)	1.57	2.44
Total from investment operations	1.82	2.62
Distributions from net investment income	(.19)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.33)	(.12)
Net asset value, end of period	$ 13.99	$ 12.50
Total Return B	14.72%	26.24%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,454,146	$ 930,417
Portfolio turnover rate	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.4	6.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.9	2.9
Fidelity Disciplined Equity Fund Class F	8.2	8.5
Fidelity Growth Company Fund Class F	7.3	7.4
Fidelity Series 100 Index Fund	5.5	5.7
Fidelity Series All-Sector Equity Fund Class F	9.9	9.6
Fidelity Series Large Cap Value Fund Class F	9.4	9.1
Fidelity Series Small Cap Opportunities Fund Class F	1.6	1.5
Fidelity Small Cap Growth Fund Class F	0.9	1.0
Fidelity Small Cap Value Fund Class F	0.9	1.0
Fidelity Equity-Income Fund Class F	0.0	1.5
	46.6	48.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.6	4.0
Fidelity Overseas Fund Class F	2.6	4.0
Fidelity Series International Growth Fund Class F	5.2	4.0
Fidelity Series International Small Cap Fund Class F	1.0	0.7
Fidelity Series International Value Fund Class F	5.1	3.9
Fidelity Europe Fund Class F	0.0	0.9
Fidelity Japan Fund Class F	0.0	0.4
	16.5	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.1	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	7.2	0.0
Fidelity Capital & Income Fund Class F	0.0	3.8
Fidelity High Income Fund Class F	0.0	3.7
	7.3	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.4	0.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	15.5	13.0
Fidelity Strategic Real Return Fund Class F	3.2	3.2
	18.7	16.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.4%
Domestic Equity Funds	46.6%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	18.7%

Six months ago
Commodity Funds	6.7%
Domestic Equity Funds	48.2%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.7%
Investment Grade Bond Funds	16.2%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	45.0%
Developed International Equity Funds	16.4%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.7%
Investment Grade Bond Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2030 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 54.0%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund Class F	27,277,273	$ 360,332,781
Domestic Equity Funds - 46.6%
Fidelity Blue Chip Growth Fund Class F	2,959,617	142,002,402
Fidelity Disciplined Equity Fund Class F	16,614,553	398,583,137
Fidelity Growth Company Fund Class F	3,941,642	354,747,806
Fidelity Series 100 Index Fund	29,498,884	271,389,734
Fidelity Series All-Sector Equity Fund Class F	37,082,187	486,518,292
Fidelity Series Large Cap Value Fund Class F	37,512,884	458,407,442
Fidelity Series Small Cap Opportunities Fund Class F	6,616,330	78,271,183
Fidelity Small Cap Growth Fund Class F	2,730,685	46,421,645
Fidelity Small Cap Value Fund Class F	2,755,913	45,610,359
TOTAL DOMESTIC EQUITY FUNDS		2,281,952,000
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,317,159,761)		2,642,284,781
International Equity Funds - 19.6%

Developed International Equity Funds - 16.5%
Fidelity Diversified International Fund Class F	4,121,592	128,140,301
Fidelity Overseas Fund Class F	3,844,703	128,259,299
Fidelity Series International Growth Fund Class F	22,099,928	255,033,172
Fidelity Series International Small Cap Fund Class F	4,013,071	49,641,688
Fidelity Series International Value Fund Class F	23,560,247	247,618,198
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		808,692,658

	Shares	Value
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund Class F	7,848,680	$ 150,694,655
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $861,543,162)		959,387,313
Bond Funds - 26.4%

High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund Class F	504,008	5,042,152
Fidelity Series High Income Fund Class F	34,797,059	348,666,530
TOTAL HIGH YIELD BOND FUNDS		353,708,682
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,778,746	19,246,033
Investment Grade Bond Funds - 18.7%
Fidelity Series Investment Grade Bond Fund Class F	66,695,698	759,664,003
Fidelity Strategic Real Return Fund Class F	15,773,275	156,313,152
TOTAL INVESTMENT GRADE BOND FUNDS		915,977,155
TOTAL BOND FUNDS (Cost $1,280,842,039)		1,288,931,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,459,544,962)		4,890,603,964
NET OTHER ASSETS (LIABILITIES) - 0.0%		(198,794)
NET ASSETS - 100%		$ 4,890,405,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $4,459,544,962) - See accompanying schedule		$ 4,890,603,964
Receivable for fund shares sold		6,856,599
Total assets		4,897,460,563

Liabilities
Payable for investments purchased	$ 5,058,220
Payable for fund shares redeemed	1,798,398
Transfer agent fees payable	198,775
Total liabilities		7,055,393

Net Assets		$ 4,890,405,170
Net Assets consist of:
Paid in capital		$ 4,374,675,253
Undistributed net investment income		8,883,471
Accumulated undistributed net realized gain (loss) on investments		75,787,444
Net unrealized appreciation (depreciation) on investments		431,059,002
Net Assets, for 343,796,115 shares outstanding		$ 4,890,405,170
Net Asset Value, offering price and redemption price per share ($4,890,405,170 ÷ 343,796,115 shares)		$ 14.22

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 55,690,028

Expenses
Transfer agent fees	$ 1,500,902
Independent trustees' compensation	9,384
Total expenses		1,510,286
Net investment income (loss)		54,179,742
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	24,869,392
Capital gain distributions from underlying funds	77,288,648
Total net realized gain (loss)		102,158,040
Change in net unrealized appreciation (depreciation) on underlying funds		383,358,240
Net gain (loss)		485,516,280
Net increase (decrease) in net assets resulting from operations		$ 539,696,022

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,179,742	$ 6,361,295
Net realized gain (loss)	102,158,040	8,047,518
Change in net unrealized appreciation (depreciation)	383,358,240	47,700,762
Net increase (decrease) in net assets resulting from operations	539,696,022	62,109,575
Distributions to shareholders from net investment income	(47,456,102)	(4,201,464)
Distributions to shareholders from net realized gain	(31,417,069)	(3,001,045)
Total distributions	(78,873,171)	(7,202,509)
Share transactions Proceeds from sales of shares	3,635,287,928	1,268,664,895
Reinvestment of distributions	78,873,171	7,202,508
Cost of shares redeemed	(565,489,153)	(49,864,096)
Net increase (decrease) in net assets resulting from share transactions	3,148,671,946	1,226,003,307
Total increase (decrease) in net assets	3,609,494,797	1,280,910,373

Net Assets
Beginning of period	1,280,910,373	-
End of period (including undistributed net investment income of $8,883,471 and undistributed net investment income of $2,159,831, respectively)	$ 4,890,405,170	$ 1,280,910,373
Other Information Shares
Sold	278,967,300	104,547,125
Issued in reinvestment of distributions	5,875,382	586,523
Redeemed	(42,112,445)	(4,067,770)
Net increase (decrease)	242,730,237	101,065,878

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.25	.17
Net realized and unrealized gain (loss)	1.62	2.62
Total from investment operations	1.87	2.79
Distributions from net investment income	(.18)	(.07)
Distributions from net realized gain	(.14)	(.05)
Total distributions	(.32)	(.12)
Net asset value, end of period	$ 14.22	$ 12.67
Total Return B	14.95%	27.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,890,405	$ 1,280,910
Portfolio turnover rate	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.7	7.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.2	3.2
Fidelity Disciplined Equity Fund Class F	9.1	9.4
Fidelity Growth Company Fund Class F	8.1	8.2
Fidelity Series 100 Index Fund	6.2	6.4
Fidelity Series All-Sector Equity Fund Class F	11.1	10.5
Fidelity Series Large Cap Value Fund Class F	10.5	10.1
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.7
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.1
Fidelity Equity-Income Fund Class F	0.0	1.8
	52.2	53.4
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.9	4.3
Fidelity Overseas Fund Class F	2.9	4.3
Fidelity Series International Growth Fund Class F	5.9	4.2
Fidelity Series International Small Cap Fund Class F	1.1	0.8
Fidelity Series International Value Fund Class F	5.7	4.1
Fidelity Europe Fund Class F	0.0	0.9
Fidelity Japan Fund Class F	0.0	0.3
	18.5	18.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.5	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	7.0	0.0
Fidelity Capital & Income Fund Class F	0.0	3.8
Fidelity High Income Fund Class F	0.0	3.7
	7.1	7.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	8.2	7.8
Fidelity Strategic Real Return Fund Class F	1.8	1.8
	10.0	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.7%
Domestic Equity Funds	52.2%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	10.0%

Six months ago
Commodity Funds	7.6%
Domestic Equity Funds	53.4%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.6%

Expected
Commodity Funds	9.0%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2035 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund Class F	15,272,150	$ 201,745,097
Domestic Equity Funds - 52.2%
Fidelity Blue Chip Growth Fund Class F	1,568,785	75,270,312
Fidelity Disciplined Equity Fund Class F	8,825,032	211,712,521
Fidelity Growth Company Fund Class F	2,092,263	188,303,649
Fidelity Series 100 Index Fund	15,664,081	144,109,543
Fidelity Series All-Sector Equity Fund Class F	19,687,644	258,301,881
Fidelity Series Large Cap Value Fund Class F	19,908,763	243,285,088
Fidelity Series Small Cap Opportunities Fund Class F	3,519,736	41,638,479
Fidelity Small Cap Growth Fund Class F	1,449,818	24,646,904
Fidelity Small Cap Value Fund Class F	1,463,421	24,219,622
TOTAL DOMESTIC EQUITY FUNDS		1,211,487,999
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,240,429,206)		1,413,233,096
International Equity Funds - 22.0%

Developed International Equity Funds - 18.5%
Fidelity Diversified International Fund Class F	2,187,405	68,006,429
Fidelity Overseas Fund Class F	2,040,417	68,068,321
Fidelity Series International Growth Fund Class F	11,773,514	135,866,353
Fidelity Series International Small Cap Fund Class F	2,137,820	26,444,838
Fidelity Series International Value Fund Class F	12,552,353	131,925,229
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		430,311,170

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund Class F	4,181,121	$ 80,277,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $460,297,353)		510,588,692
Bond Funds - 17.1%

High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F	236,332	2,364,332
Fidelity Series High Income Fund Class F	16,269,736	163,022,760
TOTAL HIGH YIELD BOND FUNDS		165,387,092
Investment Grade Bond Funds - 10.0%
Fidelity Series Investment Grade Bond Fund Class F	16,757,802	190,871,363
Fidelity Strategic Real Return Fund Class F	4,229,777	41,917,095
TOTAL INVESTMENT GRADE BOND FUNDS		232,788,458
TOTAL BOND FUNDS (Cost $395,917,889)		398,175,550
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,096,644,448)		2,321,997,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94,167)
NET ASSETS - 100%		$ 2,321,903,171
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $2,096,644,448) - See accompanying schedule		$ 2,321,997,338
Receivable for fund shares sold		4,356,927
Total assets		2,326,354,265

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	2,880,208
Payable for fund shares redeemed	1,476,738
Transfer agent fees payable	94,147
Total liabilities		4,451,094

Net Assets		$ 2,321,903,171
Net Assets consist of:
Paid in capital		$ 2,054,953,518
Undistributed net investment income		3,176,144
Accumulated undistributed net realized gain (loss) on investments		38,420,619
Net unrealized appreciation (depreciation) on investments		225,352,890
Net Assets, for 160,564,417 shares outstanding		$ 2,321,903,171
Net Asset Value, offering price and redemption price per share ($2,321,903,171 ÷ 160,564,417 shares)		$ 14.46

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 24,715,626

Expenses
Transfer agent fees	$ 715,647
Independent trustees' compensation	4,464
Total expenses		720,111
Net investment income (loss)		23,995,515
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,896,273
Capital gain distributions from underlying funds	37,773,406
Total net realized gain (loss)		49,669,679
Change in net unrealized appreciation (depreciation) on underlying funds		200,927,540
Net gain (loss)		250,597,219
Net increase (decrease) in net assets resulting from operations		$ 274,592,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,995,515	$ 2,789,678
Net realized gain (loss)	49,669,679	3,718,641
Change in net unrealized appreciation (depreciation)	200,927,540	24,425,350
Net increase (decrease) in net assets resulting from operations	274,592,734	30,933,669
Distributions to shareholders from net investment income	(21,882,051)	(1,726,998)
Distributions to shareholders from net realized gain	(13,528,536)	(1,439,165)
Total distributions	(35,410,587)	(3,166,163)
Share transactions Proceeds from sales of shares	1,728,304,359	625,206,915
Reinvestment of distributions	35,410,587	3,166,162
Cost of shares redeemed	(313,046,023)	(24,088,482)
Net increase (decrease) in net assets resulting from share transactions	1,450,668,923	604,284,595
Total increase (decrease) in net assets	1,689,851,070	632,052,101

Net Assets
Beginning of period	632,052,101	-
End of period (including undistributed net investment income of $3,176,144 and undistributed net investment income of $1,062,680, respectively)	$ 2,321,903,171	$ 632,052,101
Other Information Shares
Sold	131,473,248	51,160,662
Issued in reinvestment of distributions	2,608,012	255,748
Redeemed	(22,974,454)	(1,958,799)
Net increase (decrease)	111,106,806	49,457,611

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.23	.15
Net realized and unrealized gain (loss)	1.76	2.74
Total from investment operations	1.99	2.89
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.31)	(.11)
Net asset value, end of period	$ 14.46	$ 12.78
Total Return B	15.76%	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,321,903	$ 632,052
Portfolio turnover rate	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.8	7.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.3
Fidelity Disciplined Equity Fund Class F	9.2	9.5
Fidelity Growth Company Fund Class F	8.2	8.3
Fidelity Series 100 Index Fund	6.3	6.4
Fidelity Series All-Sector Equity Fund Class F	11.2	10.6
Fidelity Series Large Cap Value Fund Class F	10.6	10.2
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.7
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
Fidelity Equity-Income Fund Class F	0.0	1.8
	52.8	54.0
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.0	4.4
Fidelity Overseas Fund Class F	3.0	4.4
Fidelity Series International Growth Fund Class F	5.9	4.2
Fidelity Series International Small Cap Fund Class F	1.1	0.8
Fidelity Series International Value Fund Class F	5.7	4.2
Fidelity Europe Fund Class F	0.0	0.9
Fidelity Japan Fund Class F	0.0	0.3
	18.7	19.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.5	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.1	0.0
Fidelity Series High Income Fund Class F	7.9	0.0
Fidelity Capital & Income Fund Class F	0.0	4.3
Fidelity High Income Fund Class F	0.0	4.3
	8.0	8.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	6.7	6.1
Fidelity Strategic Real Return Fund Class F	1.5	1.4
	8.2	7.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.8%
Domestic Equity Funds	52.8%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	54.0%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	7.5%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.8%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2040 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F	19,293,637	$ 254,868,948
Domestic Equity Funds - 52.8%
Fidelity Blue Chip Growth Fund Class F	1,971,482	94,591,689
Fidelity Disciplined Equity Fund Class F	11,072,496	265,629,175
Fidelity Growth Company Fund Class F	2,624,572	236,211,489
Fidelity Series 100 Index Fund	19,644,756	180,731,758
Fidelity Series All-Sector Equity Fund Class F	24,696,249	324,014,790
Fidelity Series Large Cap Value Fund Class F	24,992,724	305,411,083
Fidelity Series Small Cap Opportunities Fund Class F	4,419,819	52,286,464
Fidelity Small Cap Growth Fund Class F	1,818,130	30,908,205
Fidelity Small Cap Value Fund Class F	1,835,106	30,371,010
TOTAL DOMESTIC EQUITY FUNDS		1,520,155,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,558,822,751)		1,775,024,611
International Equity Funds - 22.2%

Developed International Equity Funds - 18.7%
Fidelity Diversified International Fund Class F	2,746,525	85,389,455
Fidelity Overseas Fund Class F	2,561,974	85,467,468
Fidelity Series International Growth Fund Class F	14,755,523	170,278,736
Fidelity Series International Small Cap Fund Class F	2,679,501	33,145,431
Fidelity Series International Value Fund Class F	15,731,515	165,338,220
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		539,619,310

	Shares	Value
Emerging Markets Equity Funds - 3.5%
Fidelity Series Emerging Markets Fund Class F	5,240,054	$ 100,609,029
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $576,765,161)		640,228,339
Bond Funds - 16.2%

High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund Class F	330,455	3,305,982
Fidelity Series High Income Fund Class F	22,673,568	227,189,151
TOTAL HIGH YIELD BOND FUNDS		230,495,133
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund Class F	16,890,327	192,380,825
Fidelity Strategic Real Return Fund Class F	4,421,507	43,817,139
TOTAL INVESTMENT GRADE BOND FUNDS		236,197,964
TOTAL BOND FUNDS (Cost $464,504,569)		466,693,097
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,600,092,481)		2,881,946,047
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117,545)
NET ASSETS - 100%		$ 2,881,828,502
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $2,600,092,481) - See accompanying schedule		$ 2,881,946,047
Receivable for fund shares sold		5,280,141
Total assets		2,887,226,188

Liabilities
Payable for investments purchased	$ 3,499,774
Payable for fund shares redeemed	1,780,378
Transfer agent fees payable	117,534
Total liabilities		5,397,686

Net Assets		$ 2,881,828,502
Net Assets consist of:
Paid in capital		$ 2,546,423,686
Undistributed net investment income		3,978,804
Accumulated undistributed net realized gain (loss) on investments		49,572,446
Net unrealized appreciation (depreciation) on investments		281,853,566
Net Assets, for 198,018,923 shares outstanding		$ 2,881,828,502
Net Asset Value, offering price and redemption price per share ($2,881,828,502 ÷ 198,018,923 shares)		$ 14.55

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 31,278,842

Expenses
Transfer agent fees	$ 888,080
Independent trustees' compensation	5,524
Total expenses		893,604
Net investment income (loss)		30,385,238
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,128,822
Capital gain distributions from underlying funds	46,930,634
Total net realized gain (loss)		63,059,456
Change in net unrealized appreciation (depreciation) on underlying funds		252,233,574
Net gain (loss)		315,293,030
Net increase (decrease) in net assets resulting from operations		$ 345,678,268

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,385,238	$ 3,060,472
Net realized gain (loss)	63,059,456	4,172,484
Change in net unrealized appreciation (depreciation)	252,233,574	29,619,992
Net increase (decrease) in net assets resulting from operations	345,678,268	36,852,948
Distributions to shareholders from net investment income	(27,511,689)	(1,955,217)
Distributions to shareholders from net realized gain	(16,305,881)	(1,353,612)
Total distributions	(43,817,570)	(3,308,829)
Share transactions Proceeds from sales of shares	2,179,187,715	742,165,707
Reinvestment of distributions	43,817,570	3,308,828
Cost of shares redeemed	(392,397,500)	(29,658,635)
Net increase (decrease) in net assets resulting from share transactions	1,830,607,785	715,815,900
Total increase (decrease) in net assets	2,132,468,483	749,360,019

Net Assets
Beginning of period	749,360,019	-
End of period (including undistributed net investment income of $3,978,804 and undistributed net investment income of $1,105,255, respectively)	$ 2,881,828,502	$ 749,360,019
Other Information Shares
Sold	165,241,338	60,467,063
Issued in reinvestment of distributions	3,207,578	265,983
Redeemed	(28,765,359)	(2,397,680)
Net increase (decrease)	139,683,557	58,335,366

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.15
Net realized and unrealized gain (loss)	1.77	2.81
Total from investment operations	2.01	2.96
Distributions from net investment income	(.18)	(.07)
Distributions from net realized gain	(.13)	(.05)
Total distributions	(.31)	(.11) G
Net asset value, end of period	$ 14.55	$ 12.85
Total Return B	15.81%	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,881,829	$ 749,360
Portfolio turnover rate	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	7.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.3
Fidelity Disciplined Equity Fund Class F	9.4	9.6
Fidelity Growth Company Fund Class F	8.4	8.5
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series All-Sector Equity Fund Class F	11.5	10.8
Fidelity Series Large Cap Value Fund Class F	10.8	10.4
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.7
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
Fidelity Equity-Income Fund Class F	0.0	1.8
	53.8	54.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.0	4.4
Fidelity Overseas Fund Class F	3.0	4.4
Fidelity Series International Growth Fund Class F	6.0	4.4
Fidelity Series International Small Cap Fund Class F	1.2	0.8
Fidelity Series International Value Fund Class F	5.9	4.3
Fidelity Europe Fund Class F	0.0	0.8
Fidelity Japan Fund Class F	0.0	0.3
	19.1	19.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.6	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.2	0.0
Fidelity Series High Income Fund Class F	9.2	0.0
Fidelity Capital & Income Fund Class F	0.0	5.0
Fidelity High Income Fund Class F	0.0	5.0
	9.4	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	4.0	3.9
Fidelity Strategic Real Return Fund Class F	0.9	0.9
	4.9	4.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	53.8%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	54.8%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.8%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2045 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	6,479,669	$ 85,596,429
Domestic Equity Funds - 53.8%
Fidelity Blue Chip Growth Fund Class F	646,655	31,026,487
Fidelity Disciplined Equity Fund Class F	3,630,723	87,101,053
Fidelity Growth Company Fund Class F	861,381	77,524,267
Fidelity Series 100 Index Fund	6,451,597	59,354,695
Fidelity Series All-Sector Equity Fund Class F	8,110,270	106,406,747
Fidelity Series Large Cap Value Fund Class F	8,201,674	100,224,456
Fidelity Series Small Cap Opportunities Fund Class F	1,447,497	17,123,889
Fidelity Small Cap Growth Fund Class F	596,273	10,136,642
Fidelity Small Cap Value Fund Class F	601,911	9,961,628
TOTAL DOMESTIC EQUITY FUNDS		498,859,864
TOTAL DOMESTIC EQUITY FUNDS (Cost $520,507,362)		584,456,293
International Equity Funds - 22.7%

Developed International Equity Funds - 19.1%
Fidelity Diversified International Fund Class F	899,778	27,974,113
Fidelity Overseas Fund Class F	839,322	27,999,766
Fidelity Series International Growth Fund Class F	4,858,896	56,071,656
Fidelity Series International Small Cap Fund Class F	882,199	10,912,799
Fidelity Series International Value Fund Class F	5,180,669	54,448,827
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		177,407,161

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund Class F	1,725,561	$ 33,130,777
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $192,129,047)		210,537,938
Bond Funds - 14.3%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund Class F	124,356	1,244,119
Fidelity Series High Income Fund Class F	8,536,212	85,532,840
TOTAL HIGH YIELD BOND FUNDS		86,776,959
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund Class F	3,290,252	37,475,974
Fidelity Strategic Real Return Fund Class F	828,272	8,208,177
TOTAL INVESTMENT GRADE BOND FUNDS		45,684,151
TOTAL BOND FUNDS (Cost $132,119,671)		132,461,110
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $844,756,080)		927,455,341
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,610)
NET ASSETS - 100%		$ 927,417,731
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $844,756,080) - See accompanying schedule		$ 927,455,341
Receivable for fund shares sold		3,125,277
Total assets		930,580,618

Liabilities
Payable for investments purchased	$ 2,629,965
Payable for fund shares redeemed	495,322
Transfer agent fees payable	37,600
Total liabilities		3,162,887

Net Assets		$ 927,417,731
Net Assets consist of:
Paid in capital		$ 828,226,410
Undistributed net investment income		1,223,232
Accumulated undistributed net realized gain (loss) on investments		15,268,828
Net unrealized appreciation (depreciation) on investments		82,699,261
Net Assets, for 63,178,045 shares outstanding		$ 927,417,731
Net Asset Value, offering price and redemption price per share ($927,417,731 ÷ 63,178,045 shares)		$ 14.68

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 9,175,713

Expenses
Transfer agent fees	$ 256,126
Independent trustees' compensation	1,532
Total expenses		257,658
Net investment income (loss)		8,918,055
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,534,570
Capital gain distributions from underlying funds	14,152,115
Total net realized gain (loss)		18,686,685
Change in net unrealized appreciation (depreciation) on underlying funds		75,539,859
Net gain (loss)		94,226,544
Net increase (decrease) in net assets resulting from operations		$ 103,144,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,918,055	$ 640,871
Net realized gain (loss)	18,686,685	861,178
Change in net unrealized appreciation (depreciation)	75,539,859	7,159,402
Net increase (decrease) in net assets resulting from operations	103,144,599	8,661,451
Distributions to shareholders from net investment income	(7,939,123)	(396,568)
Distributions to shareholders from net realized gain	(4,026,676)	(252,361)
Total distributions	(11,965,799)	(648,929)
Share transactions Proceeds from sales of shares	753,455,411	175,251,337
Reinvestment of distributions	11,965,799	648,928
Cost of shares redeemed	(105,174,571)	(7,920,495)
Net increase (decrease) in net assets resulting from share transactions	660,246,639	167,979,770
Total increase (decrease) in net assets	751,425,439	175,992,292

Net Assets
Beginning of period	175,992,292	-
End of period (including undistributed net investment income of $1,223,232 and undistributed net investment income of $244,301, respectively)	$ 927,417,731	$ 175,992,292
Other Information Shares
Sold	56,341,207	14,220,480
Issued in reinvestment of distributions	868,421	51,956
Redeemed	(7,667,390)	(636,629)
Net increase (decrease)	49,542,238	13,635,807

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.25	.14
Net realized and unrealized gain (loss)	1.81	2.86
Total from investment operations	2.06	3.00
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	(.11)	(.04)
Total distributions	(.29)	(.09) G
Net asset value, end of period	$ 14.68	$ 12.91
Total Return B	16.12%	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 927,418	$ 175,992
Portfolio turnover rate	39%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.8	8.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.5	3.5
Fidelity Disciplined Equity Fund Class F	9.8	10.1
Fidelity Growth Company Fund Class F	8.7	8.8
Fidelity Series 100 Index Fund	6.7	6.8
Fidelity Series All-Sector Equity Fund Class F	12.0	11.3
Fidelity Series Large Cap Value Fund Class F	11.3	10.8
Fidelity Series Small Cap Opportunities Fund Class F	1.9	1.8
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
Fidelity Equity-Income Fund Class F	0.0	1.9
	56.1	57.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.1	4.9
Fidelity Overseas Fund Class F	3.2	4.8
Fidelity Series International Growth Fund Class F	6.3	4.5
Fidelity Series International Small Cap Fund Class F	1.2	0.8
Fidelity Series International Value Fund Class F	6.2	4.4
Fidelity Europe Fund Class F	0.0	0.9
Fidelity Japan Fund Class F	0.0	0.4
	20.0	20.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.7	3.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.2	0.0
Fidelity Series High Income Fund Class F	9.2	0.0
Fidelity Capital & Income Fund Class F	0.0	5.0
Fidelity High Income Fund Class F	0.0	4.9
	9.4	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.9	0.5
Fidelity Strategic Real Return Fund Class F	0.1	0.1
	1.0	0.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	56.1%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.7%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	1.0%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	57.2%
Developed International Equity Funds	20.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.6%

Expected
Commodity Funds	9.7%
Domestic Equity Funds	55.0%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2010. The current allocation is based on the fund's holdings as of March 31, 2011. The expected allocation represents the fund's anticipated allocation at September 30, 2011.

Annual Report

Fidelity Freedom K® 2050 Fund

Investments March 31, 2011

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F	5,050,130	$ 66,712,219
Domestic Equity Funds - 56.1%
Fidelity Blue Chip Growth Fund Class F	492,290	23,620,083
Fidelity Disciplined Equity Fund Class F	2,763,327	66,292,215
Fidelity Growth Company Fund Class F	656,134	59,052,052
Fidelity Series 100 Index Fund	4,908,551	45,158,667
Fidelity Series All-Sector Equity Fund Class F	6,170,381	80,955,401
Fidelity Series Large Cap Value Fund Class F	6,239,577	76,247,635
Fidelity Series Small Cap Opportunities Fund Class F	1,104,268	13,063,496
Fidelity Small Cap Growth Fund Class F	456,100	7,753,707
Fidelity Small Cap Value Fund Class F	460,450	7,620,445
TOTAL DOMESTIC EQUITY FUNDS		379,763,701
TOTAL DOMESTIC EQUITY FUNDS (Cost $399,688,456)		446,475,920
International Equity Funds - 23.7%

Developed International Equity Funds - 20.0%
Fidelity Diversified International Fund Class F	681,078	21,174,729
Fidelity Overseas Fund Class F	635,329	21,194,580
Fidelity Series International Growth Fund Class F	3,703,234	42,735,315
Fidelity Series International Small Cap Fund Class F	672,399	8,317,578
Fidelity Series International Value Fund Class F	3,949,048	41,504,493
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		134,926,695

	Shares	Value
Emerging Markets Equity Funds - 3.7%
Fidelity Series Emerging Markets Fund Class F	1,315,096	$ 25,249,852
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $146,603,120)		160,176,547
Bond Funds - 10.4%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund Class F	91,305	913,476
Fidelity Series High Income Fund Class F	6,236,593	62,490,663
TOTAL HIGH YIELD BOND FUNDS		63,404,139
Investment Grade Bond Funds - 1.0%
Fidelity Series Investment Grade Bond Fund Class F	542,701	6,181,368
Fidelity Strategic Real Return Fund Class F	80,409	796,855
TOTAL INVESTMENT GRADE BOND FUNDS		6,978,223
TOTAL BOND FUNDS (Cost $70,200,227)		70,382,362
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $616,491,803)		677,034,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,565)
NET ASSETS - 100%		$ 677,007,264
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (cost $616,491,803) - See accompanying schedule		$ 677,034,829
Cash		2
Receivable for fund shares sold		2,380,865
Total assets		679,415,696

Liabilities
Payable for investments purchased	$ 2,037,235
Payable for fund shares redeemed	343,637
Transfer agent fees payable	27,560
Total liabilities		2,408,432

Net Assets		$ 677,007,264
Net Assets consist of:
Paid in capital		$ 604,878,817
Undistributed net investment income		752,147
Accumulated undistributed net realized gain (loss) on investments		10,833,274
Net unrealized appreciation (depreciation) on investments		60,543,026
Net Assets, for 45,841,118 shares outstanding		$ 677,007,264
Net Asset Value, offering price and redemption price per share ($677,007,264 ÷ 45,841,118 shares)		$ 14.77

Statement of Operations

	Year ended March 31, 2011
Investment Income
Income distributions from underlying funds		$ 6,253,362

Expenses
Transfer agent fees	$ 181,416
Independent trustees' compensation	1,072
Total expenses		182,488
Net investment income (loss)		6,070,874
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,817,423
Capital gain distributions from underlying funds	10,244,849
Total net realized gain (loss)		13,062,272
Change in net unrealized appreciation (depreciation) on underlying funds		55,537,732
Net gain (loss)		68,600,004
Net increase (decrease) in net assets resulting from operations		$ 74,670,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2011	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,070,874	$ 439,221
Net realized gain (loss)	13,062,272	595,854
Change in net unrealized appreciation (depreciation)	55,537,732	5,005,294
Net increase (decrease) in net assets resulting from operations	74,670,878	6,040,369
Distributions to shareholders from net investment income	(5,452,228)	(305,720)
Distributions to shareholders from net realized gain	(2,628,317)	(196,535)
Total distributions	(8,080,545)	(502,255)
Share transactions Proceeds from sales of shares	585,668,292	120,013,597
Reinvestment of distributions	8,080,545	502,254
Cost of shares redeemed	(101,225,776)	(8,160,095)
Net increase (decrease) in net assets resulting from share transactions	492,523,061	112,355,756
Total increase (decrease) in net assets	559,113,394	117,893,870

Net Assets
Beginning of period	117,893,870	-
End of period (including undistributed net investment income of $752,147 and undistributed net investment income of $133,501, respectively)	$ 677,007,264	$ 117,893,870
Other Information Shares
Sold	43,494,851	9,729,235
Issued in reinvestment of distributions	583,758	40,084
Redeemed	(7,347,575)	(659,235)
Net increase (decrease)	36,731,034	9,110,084

Financial Highlights

Years ended March 31,	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.15
Net realized and unrealized gain (loss)	1.86	2.91
Total from investment operations	2.10	3.06
Distributions from net investment income	(.17)	(.07)
Distributions from net realized gain	(.11)	(.05)
Total distributions	(.27) G	(.12)
Net asset value, end of period	$ 14.77	$ 12.94
Total Return B	16.43%	30.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,007	$ 117,894
Portfolio turnover rate	42%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund and Fidelity Freedom K® 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income	$ 617,188,512	$ 21,042,897	$ (2,149,754)	$ 18,893,143
Fidelity Freedom K® 2000	402,099,702	14,231,615	(1,127,899)	13,103,716
Fidelity Freedom K® 2005	242,621,778	15,888,466	(682,914)	15,205,552

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® 2010	$ 2,491,376,100	$ 181,377,417	$ (7,407,331)	$ 173,970,086
Fidelity Freedom K® 2015	2,939,092,828	219,270,853	(9,381,038)	209,889,815
Fidelity Freedom K® 2020	6,140,761,950	509,051,837	(16,974,749)	492,077,088
Fidelity Freedom K® 2025	3,161,312,143	300,851,670	(7,877,196)	292,974,474
Fidelity Freedom K® 2030	4,464,838,039	436,906,894	(11,140,969)	425,765,925
Fidelity Freedom K® 2035	2,099,390,419	226,151,815	(3,544,896)	222,606,919
Fidelity Freedom K® 2040	2,603,574,734	282,432,136	(4,060,823)	278,371,313
Fidelity Freedom K® 2045	845,957,934	82,770,901	(1,273,494)	81,497,407
Fidelity Freedom K® 2050	617,691,762	60,186,173	(843,106)	59,343,067

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income	$ 2,903,403	$ 2,562,944	$ 18,893,143
Fidelity Freedom K® 2000	2,977,462	2,033,525	13,103,716
Fidelity Freedom K® 2005	1,629,699	1,882,296	15,205,552
Fidelity Freedom K® 2010	17,230,088	21,713,774	173,970,086
Fidelity Freedom K® 2015	18,441,653	27,113,243	209,889,815
Fidelity Freedom K® 2020	44,384,169	64,730,411	492,077,088
Fidelity Freedom K® 2025	23,434,644	39,092,019	292,974,474
Fidelity Freedom K® 2030	32,602,201	57,361,792	425,765,925
Fidelity Freedom K® 2035	14,998,611	29,344,123	222,606,919
Fidelity Freedom K® 2040	19,892,631	37,140,873	278,371,313
Fidelity Freedom K® 2045	6,733,809	10,960,106	81,497,407
Fidelity Freedom K® 2050	4,766,924	8,018,457	59,343,067

The tax character of distributions paid was as follows:

March 31, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income	$ 9,031,796	$ 876,464	$ 9,908,260
Fidelity Freedom K® 2000	5,802,709	545,528	6,348,237
Fidelity Freedom K® 2005	3,735,835	359,946	4,095,781
Fidelity Freedom K® 2010	40,493,077	3,556,135	44,049,212
Fidelity Freedom K® 2015	48,605,504	4,399,871	53,005,375
Fidelity Freedom K® 2020	99,970,480	6,936,926	106,907,406
Fidelity Freedom K® 2025	53,580,840	3,864,271	57,445,111
Fidelity Freedom K® 2030	74,023,842	4,849,329	78,873,171
Fidelity Freedom K® 2035	33,522,183	1,888,404	35,410,587
Fidelity Freedom K® 2040	41,475,652	2,341,918	43,817,570
Fidelity Freedom K® 2045	11,544,851	420,948	11,965,799
Fidelity Freedom K® 2050	7,888,642	191,903	8,080,545
March 31, 2010
Ordinary Income
Fidelity Freedom K® Income	$ 529,271
Fidelity Freedom K® 2000	522,542
Fidelity Freedom K® 2005	302,760
Fidelity Freedom K® 2010	2,636,465
Fidelity Freedom K® 2015	5,113,084
Fidelity Freedom K® 2020	6,897,548

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2010
Ordinary Income
Fidelity Freedom K® 2025	$ 4,945,669
Fidelity Freedom K® 2030	7,202,509
Fidelity Freedom K® 2035	3,166,163
Fidelity Freedom K® 2040	3,308,829
Fidelity Freedom K® 2045	648,929
Fidelity Freedom K® 2050	502,255

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income	616,969,452	124,576,225
Fidelity Freedom K® 2000	416,181,261	102,265,377
Fidelity Freedom K® 2005	252,971,617	75,267,256
Fidelity Freedom K® 2010	2,513,204,948	693,719,354
Fidelity Freedom K® 2015	2,751,445,654	675,657,530
Fidelity Freedom K® 2020	6,009,116,395	1,442,757,313
Fidelity Freedom K® 2025	3,022,625,682	782,940,140
Fidelity Freedom K® 2030	4,263,743,352	1,062,363,690
Fidelity Freedom K® 2035	1,986,163,100	509,078,827
Fidelity Freedom K® 2040	2,511,714,029	647,536,491
Fidelity Freedom K® 2045	859,611,658	188,240,784
Fidelity Freedom K® 2050	646,851,948	146,075,666

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets
Fidelity Freedom K® Income	$ 205,761.05%
Fidelity Freedom K® 2000	147,991.05%
Fidelity Freedom K® 2005	84,566.05%
Fidelity Freedom K® 2010	859,378.05%
Fidelity Freedom K® 2015	992,240.05%
Fidelity Freedom K® 2020	2,036,245.05%
Fidelity Freedom K® 2025	1,072,463.05%
Fidelity Freedom K® 2030	1,500,902.05%
Fidelity Freedom K® 2035	715,647.05%
Fidelity Freedom K® 2040	888,080.05%
Fidelity Freedom K® 2045	256,126.05%
Fidelity Freedom K® 2050	181,416.05%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Europe Fund Class F, Fidelity Capital & Income Fund Class F and Fidelity High Income Fund Class F for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Series International Growth Fund Class F, Fidelity Series International Value Fund Class F, and Fidelity Series High Income Fund Class F. Realized gains and losses on redemptions of Fidelity Europe Fund Class F, Fidelity Capital & Income Fund Class F and Fidelity High Income Fund Class F in connection with the reallocation are presented in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemptions of Fidelity Europe Fund Class F, Fidelity Capital & Income Fund Class F and Fidelity High Income Fund Class F
Fidelity Freedom K® Income	$ 31,129,548	$ 2,088,761
Fidelity Freedom K® 2000	20,485,959	1,386,928
Fidelity Freedom K® 2005	14,010,650	914,376
Fidelity Freedom K® 2010	149,650,330	9,178,431
Fidelity Freedom K® 2015	175,090,879	11,146,097
Fidelity Freedom K® 2020	475,205,392	29,497,828
Fidelity Freedom K® 2025	274,252,315	17,110,119
Fidelity Freedom K® 2030	397,639,008	24,114,644
Fidelity Freedom K® 2035	186,504,836	11,279,625
Fidelity Freedom K® 2040	259,727,230	16,065,896
Fidelity Freedom K® 2045	94,000,932	4,964,557
Fidelity Freedom K® 2050	69,914,253	3,501,261

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	22%
Fidelity Series All-Sector Equity Fund	22%
Fidelity Series Commodity Strategy Fund	22%
Fidelity Series Emerging Markets Debt Fund	22%
Fidelity Series Emerging Markets Fund	22%
Fidelity Series High Income Fund	22%
Fidelity Series Inflation-Protected Bond Index Fund	21%
Fidelity Series International Growth Fund	22%
Fidelity Series International Small Cap Fund	22%
Fidelity Series International Value Fund	22%
Fidelity Series Investment Grade Bond Fund	22%
Fidelity Series Large Cap Value Fund	22%
Fidelity Series Small Cap Opportunities Fund	21%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 17, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom K® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom K® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom K® Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom K® Fund's performance. If the interests of a Fidelity Freedom K® Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom K® Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-
present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005)

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K® Income Fund	05/09/11	05/06/11	$0.015	$0.085
Fidelity Freedom K® 2000 Fund	05/09/11	05/06/11	$0.032	$0.107
Fidelity Freedom K® 2005 Fund	05/09/11	05/06/11	$0.027	$0.142
Fidelity Freedom K® 2010 Fund	05/09/11	05/06/11	$0.029	$0.161
Fidelity Freedom K® 2015 Fund	05/12/11	05/11/11	$0.028	$0.157
Fidelity Freedom K® 2020 Fund	05/12/11	05/11/11	$0.028	$0.191
Fidelity Freedom K® 2025 Fund	05/12/11	05/11/11	$0.026	$0.216
Fidelity Freedom K® 2030 Fund	05/12/11	05/11/11	$0.025	$0.227
Fidelity Freedom K® 2035 Fund	05/09/11	05/06/11	$0.019	$0.243
Fidelity Freedom K® 2040 Fund	05/09/11	05/06/11	$0.019	$0.256
Fidelity Freedom K® 2045 Fund	05/09/11	05/06/11	$0.018	$0.244
Fidelity Freedom K® 2050 Fund	05/09/11	05/06/11	$0.016	$0.243

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K® Income Fund	$3,407,966
Fidelity Freedom K® 2000 Fund	$2,548,791
Fidelity Freedom K® 2005 Fund	$2,207,459
Fidelity Freedom K® 2010 Fund	$24,894,893
Fidelity Freedom K® 2015 Fund	$30,967,868
Fidelity Freedom K® 2020 Fund	$70,554,823
Fidelity Freedom K® 2025 Fund	$42,201,439
Fidelity Freedom K® 2030 Fund	$61,106,794
Fidelity Freedom K® 2035 Fund	$30,640,147
Fidelity Freedom K® 2040 Fund	$38,798,379
Fidelity Freedom K® 2045 Fund	$11,226,327
Fidelity Freedom K® 2050 Fund	$8,104,783

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K® Income Fund	11.18%
Fidelity Freedom K® 2000 Fund	10.80%
Fidelity Freedom K® 2005 Fund	7.75%
Fidelity Freedom K® 2010 Fund	7.30%
Fidelity Freedom K® 2015 Fund	7.23%
Fidelity Freedom K® 2020 Fund	5.61%
Fidelity Freedom K® 2025 Fund	4.41%
Fidelity Freedom K® 2030 Fund	3.77%
Fidelity Freedom K® 2035 Fund	2.20%
Fidelity Freedom K® 2040 Fund	1.72%
Fidelity Freedom K® 2045 Fund	1.03%
Fidelity Freedom K® 2050 Fund	0.14%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom K® Income Fund
May 2010	3%
June 2010	10%
July 2010	10%
August 2010	10%
September 2010	10%
October 2010	10%
November 2010	10%
December 2010 (Ex-Date 12/03/10)	10%
December 2010 (Ex-Date 12/30/10)	10%
February 2011	1%
March 2011	1%
Fidelity Freedom K® 2000 Fund
May 2010	3%
December 2010	10%
Fidelity Freedom K® 2005 Fund
May 2010	5%
December 2010	18%
Fidelity Freedom K® 2010 Fund
May 2010	5%
December 2010	20%
Fidelity Freedom K® 2015 Fund
May 2010	6%
December 2010	20%
Fidelity Freedom K® 2020 Fund
May 2010	7%
December 2010	23%
Fidelity Freedom K® 2025 Fund
May 2010	6%
December 2010	26%
Fidelity Freedom K® 2030 Fund
May 2010	7%
December 2010	28%
Fidelity Freedom K® 2035 Fund
May 2010	7%
December 2010	33%
Fidelity Freedom K® 2040 Fund
May 2010	7%
December 2010	34%
Fidelity Freedom K® 2045 Fund
May 2010	8%
December 2010	35%
Fidelity Freedom K® 2050 Fund
May 2010	7%
December 2010	38%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom K® Income Fund
May 2010	5%
June 2010	15%
July 2010	15%
August 2010	15%
September 2010	15%
October 2010	15%
November 2010	15%
December 2010 (Ex-Date 12/03/10)	15%
December 2010 (Ex-Date 12/30/10)	15%
February 2011	3%
March 2011	3%
Fidelity Freedom K® 2000 Fund
May 2010	4%
December 2010	15%
Fidelity Freedom K® 2005 Fund
May 2010	5%
December 2010	26%
Fidelity Freedom K® 2010 Fund
May 2010	6%
December 2010	30%
Fidelity Freedom K® 2015 Fund
May 2010	6%
December 2010	30%
Fidelity Freedom K® 2020 Fund
May 2010	9%
December 2010	35%
Fidelity Freedom K® 2025 Fund
May 2010	5%
December 2010	39%
Fidelity Freedom K® 2030 Fund
May 2010	5%
December 2010	42%
Fidelity Freedom K® 2035 Fund
May 2010	6%
December 2010	49%
Fidelity Freedom K® 2040 Fund
May 2010	6%
December 2010	50%
Fidelity Freedom K® 2045 Fund
May 2010	8%
December 2010	52%
Fidelity Freedom K® 2050 Fund
May 2010	6%
December 2010	56%

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FF-K-UANNPRO-0511
1.927081.100

Item 2. Code of Ethics

As of the end of the period, March 31, 2011, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,600	$100
Fidelity Advisor Freedom 2045 Fund	$21,000	$-	$5,700	$100
Fidelity Advisor Freedom 2050 Fund	$21,000	$-	$5,700	$100
Fidelity Freedom Index Income Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2000 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2005 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2010 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2015 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2020 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2025 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2030 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2035 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2040 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2045 Fund	$16,000	$-	$4,600	$100
Fidelity Freedom Index 2050 Fund	$16,000	$-	$4,600	$100

March 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2005 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2010 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2015 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2020 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2025 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2030 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2035 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2040 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2045 Fund	$24,000	$-	$5,600	$-
Fidelity Advisor Freedom 2050 Fund	$24,000	$-	$5,600	$-
Fidelity Freedom Index Income Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2000 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2005 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2010 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2015 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2020 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2025 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2030 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2035 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2040 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2045 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2050 Fund	$12,000	$-	$4,500	$-

A Amounts may reflect rounding.

B Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund commenced operations on October 2, 2009.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, and Fidelity Freedom K® 2050 Fund (the "Funds"):

Services Billed by PwC

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2000 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2005 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2010 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2015 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2020 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2025 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2030 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2035 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2040 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2045 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom 2050 Fund	$21,000	$-	$2,200	$100
Fidelity Freedom K® Income Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2000 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2005 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2010 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2015 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2020 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2025 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2030 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2035 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2040 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2045 Fund	$20,000	$-	$2,200	$100
Fidelity Freedom K® 2050 Fund	$20,000	$-	$2,200	$100

March 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2000 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2005 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2010 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2015 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2020 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2025 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2030 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2035 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2040 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2045 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2050 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom K® Income Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2000 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2005 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2010 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2015 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2020 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2025 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2030 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2035 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2040 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2045 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2050 Fund	$14,000	$-	$2,200	$100

A Amounts may reflect rounding.

B Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, and Fidelity Freedom K® 2050 Fund commenced operations on July 2, 2009.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2011A	March 31, 2010A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2011A	March 31, 2010A
Audit-Related Fees	$2,550,000	$1,595,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2011 A	March 31, 2010 A
Deloitte Entities	$1,580,000	$1,295,000B
PwC	$4,970,000	$3,825,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 25, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 25, 2011